UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 – June 30, 2006

Item 1. Reports to Stockholders.

2006 SEMIANNUAL REPORT

TIAA-CREF

LIFE FUNDS

JUNE 30, 2006

Financial statements (unaudited)

including summary portfolios of investments

Growth Equity Stock Index

Growth & Income Social Choice Equity

International Equity Real Estate Securities

Large-Cap Value Bond

Small-Cap Equity Money Market

SIGN UP FOR ELECTRONIC DELIVERY AT

www.tiaa-cref.org/howto/edelivery.html

The Investment Company Act of 1940 requires the TIAA-CREF Life Separate Account VA-1 (which offers the Personal Annuity Select, Lifetime Variable Select and Single Premium Immediate Annuity contracts) and the TIAA-CREF Life Separate Account VLI-1 (which offers the Variable Universal Life and Intelligent Life contracts) to provide investors with periodic reports on the financial condition and portfolio holdings of the funds in which the accounts invest. The funding vehicles for these accounts are the TIAA-CREF Life Funds. The returns of the TIAA-CREF Life Funds shown here do not reflect the administrative expense and the mortality and expense risk charges deducted under the products mentioned above. Because of these additional deductions, the returns on the investment subaccounts offered through the contracts that invest in these funds are lower, for the same periods, than the figures shown here.

PERFORMANCE OVERVIEW AS OF JUNE 30, 2006

		Average annual compound rates of total return
	Inception date	1 year	5 years	Since inception
EQUITIES
Growth Equity Fund	4/3/2000	4.93%	–2.20%	–9.13%
Growth & Income Fund	4/3/2000	9.66	1.79	–1.79
International Equity Fund	4/3/2000	30.51	10.80	0.76
Large-Cap Value Fund	10/28/2002	12.29	—	17.80
Small-Cap Equity Fund	10/28/2002	15.40	—	22.39
Stock Index Fund	1/4/1999	9.52	3.51	3.04
Social Choice Equity Fund	4/3/2000	10.79	3.99	0.20
Real Estate Securities Fund	10/28/2002	13.34	—	26.04

FIXED INCOME
Bond Fund	7/8/2003	–0.67	—	2.28
Money Market Fund*	7/8/2003	4.27	—	2.49

NET ANNUALIZED YIELD

(30-day period ended 6/30/2006)

Effective
Bond Fund	5.34%

NET ANNUALIZED YIELD

(7-day period ended 6/27/2006)

	Current	Effective
Money Market Fund*	5.07%	5.20%

*	Investments in the TIAA-CREF Life Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

Understanding your TIAA-CREF Life Funds report

This report contains information about TIAA-CREF Life Funds and analyzes their results for the six-month period ended June 30, 2006. It has six main sections:

•	The performance overview on the inside front cover shows the funds’ returns over a variety of time periods.

•	The letter from Scott Evans, executive vice president and head of Asset Management, describes how TIAA-CREF Life Funds are evolving to serve you better.

•	The letter from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the funds’ investment adviser, explains how returns from various asset classes differed during the six-month period.

•	The fund performance section compares each fund’s return with the returns of that fund’s benchmark index and peer group. This section also provides information about risks and expenses.

•	The summary portfolios of investments list the industries or types of securities in which each fund had investments as of June 30, 2006, and the largest individual issues the fund held on that date.

•	The financial statements contain detailed information about the operations and financial condition of each fund.

You can get current performance information at the end of every business day from our automated telephone service or from the TIAA-CREF website.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. Please visit our website at www.tiaa-cref.org, or call 800 223-1200, for contract and fund prospectuses that contain this and other important information. We urge you to read them carefully before investing.

2    |  2006 Semiannual Report    TIAA-CREF Life Funds

Keeping pace with your evolving needs

I am pleased to provide you with the 2006 Semiannual Report for the TIAA-CREF Life Funds.

More than ever before, finding value in the global marketplace is a demanding task. To meet that challenge, we are increasing the size of our analyst team by nearly 50% in order to give our research capacity a more global reach. We will continue to deploy all of our resources in a diligent, efficient and risk-controlled manner. Because we are committed to providing you with expert investment management while restraining expenses, we are obsessive about spending each dollar wisely.

As I focus my attention on leading Asset Management at TIAA-CREF, I am pleased to turn over investment policy responsibilities to Edward Grzybowski, who brings to his new position nearly two decades of experience at the company.

As the chief investment officer of Teachers Advisors, Inc., the investment adviser for the TIAA-CREF Life Funds, Ed is charged with building on our heritage of helping to provide financial security through disciplined, low-priced investment management.

Scott C. Evans

Executive Vice President

Ed and I will work with the Asset Management staff with one clear objective: to help maximize the ending balance in your funds, while remaining conscious of risk. That is what our customers in the academic, medical, cultural and research fields have come to expect from TIAA-CREF, and TIAA-CREF Life Funds is dedicated to these same principles.

Whether you choose Life Funds that invest in equities or bonds, whether you use a growth strategy or a value one, you can be sure that—as your investment partner—we will work to help build shareholder value. That’s what it means to provide financial services for the greater good, and we believe that’s one of the reasons why you choose to invest with us.

/s/ Scott C. Evans
Scott C. Evans
Executive Vice President

TIAA-CREF Life Funds    2006 Semiannual Report  |    3

Report on TIAA-CREF Life Funds

During the first half of 2006, investors drove stock prices higher and then engaged in a sell-off that erased a sizable portion of the year’s gains. The Russell 3000® Index, which measures the broad U.S. stock market, was up 5.3% in the first quarter but dropped 2% in the second, ending the six-month period with a return of 3.2%.

Investors changed course largely out of fear that higher interest rates and increased energy prices would derail economic growth and reduce corporate profits.

The Federal Reserve reacts to rising prices

The year began with the U.S. economy in high gear. The nation’s Gross Domestic Product jumped by 5.6% in the first quarter of 2006, but this surging growth—along with the rising cost of energy—raised the threat of higher inflation. At the end of March, the Consumer Price Index was up 3.4% from its level of a year earlier.

In response to robust growth and rising inflation, the Federal Reserve continued the credit-tightening policy it began in June 2004. It raised short-term interest rates four times during the first half of 2006, and these hikes helped push longer-term rates higher, too.

The yield on 10-year Treasury notes, which serves as the benchmark for the bond market, went from 4.39% at the end of December 2005 to 5.14% at the end of June 2006.

During the six-month period, returns varied widely among asset classes.

Bonds fade, foreign stocks shine

Rising yields on newly issued bonds reduced the market value of the bonds already held in many investment portfolios. Income from interest on bond holdings offset some of that decline, but the Lehman Brothers U.S. Aggregate Index, which measures the investment-grade bond market, posted a 0.7% loss for the six-month period.

Foreign stocks remained one of the brighter parts of the investment landscape. During the period, a stronger euro and pound boosted the MSCI EAFE® Index to a 10.2% return, in terms of U.S. dollars. The EAFE index tracks 21 stock markets in developed nations outside North America.

Over the five years ended June 30, 2006, the foreign stocks of the EAFE

4    |  2006 Semiannual Report    TIAA-CREF Life Funds

index have produced a cumulative return of 61.5%, versus the 18.9% return of U.S. stocks, as measured by the Russell 3000.

Funds post mixed results

During the six-month period, returns varied widely among asset classes, and, accordingly, among the ten TIAA-CREF Life Funds as well.

Returns for the equity funds ranged from –2.7% for the Growth Equity Fund to 12.0% for the Real Estate Securities Fund. The International Equity Fund, which invests in foreign stocks, returned 11.1%.

The decline in U.S. bond prices continued to hamper the fixed-income market. The Bond Fund posted a return of –0.5%.

The Federal Reserve’s ongoing program of rate hikes lifted money market rates throughout the six-month period, and the Money Market Fund posted a gain of 2.4%.

Our strategy is to stay fully invested

Throughout the period, each of our funds remained fully invested in order to participate in any gains achieved by its market segment. At the same time, we continued to pay close attention to costs, delivering highly disciplined investment management along with some of the lowest expense ratios in the industry.

Edward J. Grzybowski

Chief Investment Officer

Teachers Advisors, Inc.

We keep each of our funds faithful to its objectives in order to keep your allocation strategies on track.

/s/ Edward J. Grzybowski
Edward J. Grzybowski
Chief Investment Officer Teachers Advisors, Inc.

TIAA-CREF Life Funds    2006 Semiannual Report  |    5

More information on TIAA-CREF Life Funds

Portfolio listings

SEC rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings as they did previously. Companies will continue to file complete listings with the SEC, and these will remain available to investors.

You can obtain a complete list of the TIAA-CREF Life Funds’ holdings (called “TIAA-CREF Life Funds Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended June 30, 2006) in the following ways:

•	by visiting the TIAA-CREF website at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our website at www.tiaa-cref.org or on the SEC website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found at our website or at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact/Help link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day operations of the funds.

6    |  2006 Semiannual Report    TIAA-CREF Life Funds

Special terms

Agency securities are bonds issued by U.S. government entities such as Fannie Mae.

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a fund.*

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations and other borrowers. Maturities range from 1 to 270 days.

Expense ratio is the amount that investors pay for the management of a fund. The amount is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Inception date is the first date on which investors can invest in a fund. The fund begins to record investment performance on that date.

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other federal entities.

Overweight holding is a security held by a fund. In terms of market capitalization, its percentage of the fund is larger than that same security’s percentage of the benchmark. See also “Underweight holding.”

Peer groups are groupings of funds with a similar objective whose performance can be compared with the performance of a single fund.

Relative performance is the return of a fund in relation to the return of its benchmark index.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security held by a fund. In terms of market capitalization, its percentage of the fund is smaller than that same security’s percentage of the benchmark. See also “Overweight holding.”

*	Russell 3000 is a trademark and service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

TIAA-CREF Life Funds    2006 Semiannual Report  |    7

Understanding investment risk

All investing involves an element of risk. For example, investors in U.S. Treasury bonds, which are generally considered among the safest of investments, face the risk that inflation will erode their principal and interest over time.

Some kinds of risk apply to all investments; other risks only apply to certain types of securities. For example, the price of any publicly traded security, such as a stock or bond, may decline in response to general market or economic conditions. This is referred to as “market risk.” An example of a risk that applies only to bonds is “credit risk”—the possibility that a company may be unable to repay the principal of its bonds or pay interest on them.

In general, funds that invest in stocks are subject to market risk and company risk. Bond funds are subject to market risk, company risk, interest-rate risk, credit risk, prepayment risk, extension risk and income volatility risk. A fund that operates in a limited area of either the stock or bond markets is subject to additional, special risks. For a full explanation of the funds’ risks, please see the prospectus.

The glossary below describes the general risks outlined above, as well as the special risks described in the discussions of each fund.

Company risk is the risk that the earnings prospects and overall financial position of the issuer of a security will deteriorate, causing a decline in the security’s value over short or extended periods of time.

Credit risk (a type of company risk) is the risk that a decline in a company’s overall financial soundness may make it unable to pay principal and interest on bonds when due.

Dividend risk is the risk associated with investments in stocks paying relatively high dividends. These stocks may significantly underperform other stocks during periods of rapid market appreciation.

Extension risk is the risk that the value of certain fixed-income securities will decline because principal payments have not been made as early as possible.

Foreign investment risks are the risks of investing in securities of foreign issuers, in securities or contracts traded on foreign exchanges or in foreign markets, or in securities or contracts payable in foreign currency. Foreign investing involves special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates. These investment risks may be magnified in emerging markets.

Growth investing risks include the risk that, due to their relatively high valuations, growth stocks will be more volatile than value stocks. In addition, the value of growth stocks is generally a function of their expected earnings growth. If that growth fails to occur or to be sustained, share prices can be adversely affected.

Illiquid security risk is the risk that investments in illiquid securities may be difficult to sell for their fair market value.

Income volatility risk is the risk that the level of current income from a portfolio of fixed-income securities may decline in certain interest-rate environments.

8    |  2006 Semiannual Report    TIAA-CREF Life Funds

Index risk is the risk that a fund’s performance will not match the performance of its benchmark index for any particular period of time. Although certain funds attempt to closely track the investment performance of their indexes, they may not duplicate the composition of these indexes. In addition, a fund’s performance, unlike that of its index, is affected by investment and other operating expenses.

Interest-rate risk (a type of market risk) is the risk that bond prices or a fund’s income may decline if interest rates change.

Large-cap risk is the risk that, by focusing on investments in securities of larger companies, a fund may have fewer opportunities to identify securities that the market misprices. In addition, larger companies may grow more slowly than the economy as a whole or not at all.

Market risk is the risk that the price of securities may decline in response to general market and economic conditions or events.

Prepayment risk is the risk that certain fixed-income securities that allow for the prepayment of principal will decline in value, and that a fund’s income will decline as a result.

Real estate investing risks are the risks associated with real estate ownership, including fluctuations in property values, higher expenses or lower income than expected, and potential environmental problems and liability.

Real estate securities risk is the risk that a fund that concentrates its investments in real estate securities and holds securities of relatively few issuers may experience greater fluctuations in value and be subject to a greater risk of loss than other mutual funds.

Reorganization risk is the risk that the stock of a company will lose value because the company is involved in a reorganization or some other special situation.

Risk of socially screened investing is the possibility that, because its social screens exclude some investments, a fund will not be able to take advantage of the same opportunities or market trends as funds that do not use such criteria.

Small-cap risk is the risk that the securities of smaller companies may experience steeper fluctuations in price than those of larger companies. These securities may also have to be sold at a discount from their current market prices or in small lots over an extended period.

Style risk is the risk that a fund’s style—whether growth-investing or value-investing—will pass out of favor in the marketplace for various periods of time.

Value investing risks are the risks that (1) the issuer’s potential business prospects may not be realized; (2) the securities’ potential values may never be recognized by the market; and (3) due to unanticipated problems associated with the issuer or industry, the securities were appropriately priced (or overpriced) when acquired.

TIAA-CREF Life Funds    2006 Semiannual Report  |    9

Important information about expenses

DISCLOSURE

Shareholders in the TIAA-CREF Life Funds incur only one of two potential types of costs.

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, they do incur ongoing costs, including management fees.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other funds.

The examples assume $1,000 was invested on January 1, 2006, and held for six months until June 30, 2006.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses—which is not the fund’s actual return.

Do not use the hypothetical fund values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual fund with the ongoing costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

10    |  2006 Semiannual Report    TIAA-CREF Life Funds

Growth Equity Fund  |  Large-cap growth stocks

DISCUSSION

Performance in the six months ended June 30, 2006

The Growth Equity Fund returned –2.74% for the period, trailing the –0.93% return of the fund’s benchmark, the Russell 1000® Growth Index, and the –1.32% average return of similar funds, as measured by the Morningstar Large Growth category.

Growth sharply lags value

A global stock rally helped lift large-cap growth stocks 3.09% in the first quarter. However, they declined 3.90% in the second quarter, when a spike in the U.S. inflation rate rattled investors and caused a sell-off that hit technology stocks hardest.

For the six-month period, large-cap growth stocks, as measured by the Russell 1000 Growth Index, trailed the 6.56% gain of the Russell 1000 Value Index and the 3.23% rise of the broad-market Russell 3000® Index.

For the ten years ended June 30, 2006, the gap between the average annual returns of large-cap growth and large-cap value stocks widened to almost five and one-half percentage points.

Largest sectors stifle returns

The decline in large-cap growth stocks for the six-month period was driven by losses in the benchmark’s two largest sectors, technology and health care. Comprising more than 40% of the Russell 1000 Growth Index, these sectors fell 6.7% and 5.7%, respectively, and lagged all the other sectors of the benchmark. In contrast, the two largest sectors of the Russell 1000 Value Index, financials and utilities, advanced 4.4% and 9.4%, respectively.

Declining stocks lead to losses

Overweight positions in several stocks that did not perform as anticipated explain much of the fund’s underperformance. These stocks included St. Jude Medical, the largest detractor, as well as eBay and software maker Adobe Systems. A position in Israel’s Teva Pharmaceutical, a stock not included in the benchmark, also hurt performance. Teva was held as an American Depositary Receipt (a receipt for shares of a foreign stock traded on a U.S. exchange).

These declines were partly offset by the positive effects of underweights such as chip maker Intel and UnitedHealth Group, an HMO. A position in oil field services provider Schlumberger Limited, a stock not held in the benchmark, and an overweight in computer company Network Appliance also added value.

On June 30, 2006, foreign securities made up 4.94% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts.

TIAA-CREF Life Funds    2006 Semiannual Report  |    11

Growth Equity Fund  |  Large-cap growth stocks

Investment objective

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks, including growth investing risks, large-cap risk, style risk, foreign investment risks and reorganization risk. For a further discussion of risk, please see page 8.

The fund’s benchmark

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of June 30, 2006

	Average annual compound rates of total return*			Cumulative rates of total return*
	1 year	5 years	since inception[1]	6 months	5 years	since inception[1]
Growth Equity Fund	4.93%	–2.20%	–9.13%	–2.74%	–10.53%	–45.02%

Benchmark:
Russell 1000 Growth Index[2]	6.12	–0.76	–7.90	–0.93	–3.75	–40.23

Peer group:
Morningstar Large Growth	6.83	–0.55	–6.27	–1.32	–1.65	–30.60

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: April 3, 2000
[2]	Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

12    |  2006 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since April 3, 2000 inception

An investment of $10,000 in this fund on April 3, 2000, would be worth $5,498 as of June 30, 2006, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 15.72%, for the quarter ended December 31, 2001

Worst quarter: –22.60%, for the quarter ended March 31, 2001

*	Partial year

TIAA-CREF Life Funds    2006 Semiannual Report  |    13

Growth Equity Fund  |  Large-cap growth stocks

PERFORMANCE

Fund expenses–six months ended June 30, 2006

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2006, and held for six months until June 30, 2006. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Growth Equity Fund expense example
	Starting fund value (1/1/06)	Ending fund value (6/30/06)		Expenses paid† (1/1/06–6/30/06)
Actual return	$1,000.00	$971.38		$1.22
5% annual hypothetical return	1,000.00	1,023.53	‡	1.26

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.25%.
‡	Ending fund value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

Portfolio breakdown by company size

Capitalization (6/30/2006)	Percent of Portfolio investments
Large: over $5 billion	96.87
Middle: $1 billion–$5 billion	2.92
Small: under $1 billion	0.21

Total	100.00

Fund facts

Inception date	4/3/2000
Net assets (6/30/2006)	$27.61 million
2006 expense ratio*	0.25%

*	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus.

14    |  2006 Semiannual Report    TIAA-CREF Life Funds

Growth & Income Fund  |  Large-cap, dividend-paying stocks

DISCUSSION

Performance in the six months ended June 30, 2006

The Growth & Income Fund returned 2.64% for the period, closely tracking the 2.71% return of the fund’s benchmark, the S&P 500® Index, and topping the 2.40% average return of similar funds, as measured by the Morningstar Large Blend category.

S&P trails the broad market

A global stock rally helped lift the large-cap stocks of the S&P 500 4.21% in the first quarter. However, the index slipped 1.44% in the second quarter when a spike in the U.S. inflation rate startled investors. For the six-month period, the S&P 500 trailed the 3.23% return of the broad-market Russell 3000® Index, which benefited from continuing strength in small- and mid-cap issues.

Two large sectors post losses

Although eight of the S&P 500’s ten industry sectors recorded positive returns, two of the largest, information technology and health care—together comprising more than one-quarter of the market capitalization of the index—fell 5.9% and 3.8%, respectively.

The energy sector, which made up about one-tenth of the index, rose 13.7%. The considerably smaller telecommunications services sector was the only other sector with a double-digit gain, rising 13.8%.

Stock selections produce mixed results

The fund’s return slightly trailed the benchmark’s because of numerous stock selections that did not perform as anticipated. These included three stocks in the health care sector that were overweight relative to the benchmark: insurer Cigna, medical products maker Boston Scientific and Coventry Health Care.

The negative effects of these holdings were partly offset by stock selections that added value, relative to the benchmark. The top contributor to performance was French industrial giant Alstom, a stock not included in the index. Successful overweights included Occidental Petroleum, computer graphics company Nvidia and Marathon Oil. Underweights such as UnitedHealth Group, an HMO, and chip maker Intel also helped returns.

On June 30, 2006, foreign securities made up 7.69% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts (receipts for shares of a foreign stock traded on a U.S. exchange).

TIAA-CREF Life Funds    2006 Semiannual Report  |    15

Growth & Income Fund  |  Large-cap, dividend-paying stocks

Investment objective

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks, including growth investing risks, style risk, foreign investment risks, large-cap risk and dividend risk. For a further discussion of risk, please see page 8.

The fund’s benchmark

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy. You cannot invest directly in this index.

Performance as of June 30, 2006

	Average annual compound rates of total return*			Cumulative rates of total return*
	1 year	5 years	since inception[1]	6 months	5 years	since inception[1]
Growth & Income Fund	9.66%	1.79%	–1.79%	2.64%	9.26%	–10.67%

Benchmark:
S&P 500 Index[2]	8.63	2.49	–1.02	2.71	13.11	–6.23

Peer group:
Morningstar Large Blend	8.85	2.31	–0.23	2.40	12.69	1.08

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: April 3, 2000
[2]	S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies.

16    |  2006 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since April 3, 2000 inception

An investment of $10,000 in this fund on April 3, 2000, would be worth $8,933 as of June 30, 2006, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 14.09%, for the quarter ended June 30, 2003

Worst quarter: –16.56%, for the quarter ended September 30, 2002

*	Partial year

TIAA-CREF Life Funds    2006 Semiannual Report  |    17

Growth & Income Fund  |  Large-cap, dividend-paying stocks

PERFORMANCE

Fund expenses–six months ended June 30, 2006

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2006, and held for six months until June 30, 2006. Please see page 10 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Growth & Income Fund expense example
	Starting fund value (1/1/06)	Ending fund value (6/30/06)		Expenses paid† (1/1/06–6/30/06)
Actual return	$1,000.00	$1,025.24		$1.16
5% annual hypothetical return	1,000.00	1,023.63	‡	1.16

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.23%.
‡	Ending fund value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

Portfolio breakdown by company size

Capitalization (6/30/2006)	Percent of Portfolio investments
Large: over $5 billion	92.54
Middle: $1 billion–$5 billion	7.09
Small: under $1 billion	0.37

Total	100.00

Fund facts

Inception date	4/3/2000
Net assets (6/30/2006)	$51.81 million
2006 expense ratio*	0.23%

*	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus.

18    |  2006 Semiannual Report    TIAA-CREF Life Funds

International Equity Fund  |  Foreign stocks

DISCUSSION

Performance in the six months ended June 30, 2006

The International Equity Fund returned 11.11% for the period, topping both the 10.16% return of the fund’s benchmark, the MSCI EAFE® Index, and the 8.89% average return of similar funds, as measured by the Morningstar Foreign Large Blend category.

Weak dollar boosts foreign stock gains

Gains for foreign stocks were concentrated in the first quarter of 2006, when the fund’s benchmark jumped 9.40%. Momentum reversed sharply in May, and the benchmark struggled to eke out a positive second quarter. A weaker dollar helped: during the quarter the EAFE lost 4.25% in terms of local currencies but gained 0.70% in dollar terms.

For the six-month period, the dollar’s weakness converted the EAFE’s 3.59% return in local currencies to 10.16% in dollars. This double-digit gain was more than triple the 3.23% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

European stocks drive the benchmark

During the period, the benchmark’s European segment rose 13.58%, fueled by strong performance in France (up 16.06%), the United Kingdom (up 13.61%) and Germany (up 13.41%). Stocks in these three countries constituted more than 40% of the benchmark’s market capitalization. The Pacific segment was up a modest 3.53%, constrained by the relatively tame 1.91% return of the benchmark’s Japanese stocks, which are its largest component.

Successful stock selections lift returns

Positions in many well-performing stocks enabled the fund to outpace its benchmark. Among the largest contributors were overweights in Finnish energy company Fortum, Italian car maker Fiat and British brokerage company Man Group. A position in Swiss private bank Julius Baer, which was not in the benchmark, also aided returns.

The positive effects of these holdings were partly offset by positions in a number of underperforming stocks not listed in the benchmark. These included two Japanese companies, magnet maker Neomax and credit company Orient Corporation, as well as Israel’s Teva Pharmaceutical. Teva was held as an American Depositary Receipt (a receipt for shares of a foreign stock traded on a U.S. exchange). Overweights in Switzerland’s Zurich Financial Services and Germany’s Deutsche Post also detracted from returns.

On June 30, 2006, stocks of companies in emerging markets, which are not included in the benchmark, made up approximately 2.5% of the fund’s total portfolio investments.

TIAA-CREF Life Funds    2006 Semiannual Report  |    19

International Equity Fund  |  Foreign stocks

Investment objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks including foreign investment risks and small-cap risk. For a further discussion of risk, please see page 8.

The fund’s benchmark

The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 21 developed countries outside North America. You cannot invest directly in this index.

Performance as of June 30, 2006

	Average annual compound rates of total return*			Cumulative rates of total return*
	1 year	5 years	since inception[1]	6 months	5 years	since inception[1]
International Equity Fund	30.51%	10.80%	0.76%	11.11%	67.03%	4.84%

Benchmark:
Morgan Stanley EAFE Index[2]	26.56	10.06	2.75	10.16	61.53	18.51

Peer group:
Morningstar Foreign Large Blend	26.39	8.08	0.47	8.89	48.25	5.02

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: 4/3/2000
[2]	From May 31, 2001, through May 31, 2002, MSCI published both a “standard” and a “provisional” version of this index while its composition was being revised. The fund used the provisional version from July 1, 2001, through May 31, 2002, and the returns shown above reflect this. EAFE is a trademark of Morgan Stanley Capital International, Inc.

20    |  2006 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since April 3, 2000 inception

An investment of $10,000 in this fund on April 3, 2000, would be worth $10,484 as of June 30, 2006, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 18.58%, for the quarter ended December 31, 2003

Worst quarter: –19.22%, for the quarter ended September 30, 2002

*	Partial year

TIAA-CREF Life Funds    2006 Semiannual Report  |    21

International Equity Fund  |  Foreign stocks

PERFORMANCE

Fund expenses–six months ended June 30, 2006

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2006, and held for six months until June 30, 2006. Please see page 10 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	International Equity Fund expense example
	Starting fund value (1/1/06)	Ending fund value (6/30/06)		Expenses paid† (1/1/06–6/30/06)
Actual return	$1,000.00	$1,109.58		$1.52
5% annual hypothetical return	1,000.00	1,023.33	‡	1.46

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.29%.
‡	Ending fund value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

Diversification among world markets

Holdings by country (6/30/2006)	Percent of portfolio investments
Japan	23.3
Germany	21.0
United Kingdom	13.8
France	10.8
Switzerland	8.4
Italy	5.8
Australia	4.2
Finland	3.7
United States	2.6
9 other nations	6.4

Total	100.0

Portfolio breakdown by company size

Capitalization (6/30/2006)	Percent of portfolio investments
Large: over $5 billion	79.61
Middle: $1 billion–$5 billion	17.38
Small: under $1 billion	3.01

Total	100.00

Fund facts

Inception date	4/3/2000
Net assets (6/30/2006)	$89.35 million
2006 expense ratio*	0.29%

*	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus.

22    |  2006 Semiannual Report    TIAA-CREF Life Funds

Large-Cap Value Fund  |  Value stocks of larger companies

DISCUSSION

Performance in the six months ended June 30, 2006

The Large-Cap Value Fund advanced 6.52% for the period, keeping pace with the strong 6.56% return of the fund’s benchmark, the Russell 1000® Value Index, and topping the 4.71% average return of similar funds, as measured by the Morningstar Large Value category.

Value beats growth again

At the end of 2005, the annual return of the Russell 1000 Value Index, which measures large-cap value stocks, had outperformed that of the Russell 1000 Growth Index, which tracks large-cap growth stocks, for six years in a row.

That pattern continued in the first quarter of 2006, when large-cap value returned 5.93%, versus 3.09% for large-cap growth. Furthermore, in the sell-off that began in May, large-cap value stocks held up much better. For the second quarter, large-cap value gained 0.59% while large-cap growth posted a 3.90% loss.

Largest sectors drive gains

During the six-month period, the gains of the Russell 1000 Value Index were boosted by the 9.4% return of its second-largest sector, utilities, and the 13.2% return of its third-largest sector, integrated oils. Together, these two sectors made up nearly a quarter of the index in terms of market capitalization. These outsized gains were tempered by the more modest 4.4% return of the financial sector, which comprised more than a third of the index.

Selections fuel fund’s strong gains

An overweight position, relative to the benchmark, in Sears Holdings was the top contributor to the fund’s gains. Performance was also helped by stock selections that included several nonbenchmark stocks, such as French industrial giant Alstom, semiconductor manufacturer Atmel and computer network provider Brocade Communications.

These positive results were partly offset by positions in stocks that did not perform as anticipated. Four of these were nonbenchmark stocks, including medical products maker Boston Scientific—the largest detractor, RadioShack, and two Japanese companies, conglomerate Sojitz and real estate developer Daikyo.

On June 30, 2006, foreign securities made up 12.51% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts (a receipt for shares of a foreign stock traded on a U.S. exchange).

TIAA-CREF Life Funds    2006 Semiannual Report  |    23

Large-Cap Value Fund  |  Value stocks of larger companies

Investment objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks, including large-cap risk, value investing risks, style risk and foreign investment risks. For a further discussion of risk, please see page 8.

The fund’s benchmark

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of June 30, 2006

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	6 months	since inception[1]
Large-Cap Value Fund	12.29%	17.80%	6.52%	82.78%

Benchmark:
Russell 1000 Value Index[2]	12.10	16.31	6.56	74.41

Peer group:
Morningstar Large Value	10.29	14.15	4.71	63.21

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: October 28, 2002
[2]	Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

24    |  2006 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since October 28, 2002 inception

An investment of $10,000 in this fund on October 28, 2002, would have grown to $18,278 as of June 30, 2006, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 18.54%, for the quarter ended June 30, 2003

Worst quarter: –5.76%, for the quarter ended March 31, 2003

*	Partial year

TIAA-CREF Life Funds    2006 Semiannual Report  |    25

Large-Cap Value Fund  |  Value stocks of larger companies

PERFORMANCE

Fund expenses–six months ended June 30, 2006

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2006, and held for six months until June 30, 2006. Please see page 10 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Large-Cap Value Fund expense example
	Starting fund value (1/1/06)	Ending fund value (6/30/06)		Expenses paid† (1/1/06–6/30/06)
Actual return	$1,000.00	$1,063.97		$1.23
5% annual hypothetical return	1,000.00	1,023.59	‡	1.20

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.24%.
‡	Ending fund value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

Portfolio breakdown by company size

Capitalization (6/30/2006)	Percent of portfolio investments
Large: over $5 billion	77.13
Middle: $1 billion–$5 billion	21.57
Small: under $1 billion	1.30

Total	100.00

Fund facts

Inception date	10/28/2002
Net assets (6/30/2006)	$53.39 million
2006 expense ratio*	0.24%

*	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus.

26    |  2006 Semiannual Report    TIAA-CREF Life Funds

Small-Cap Equity Fund  |  Stocks of smaller companies

DISCUSSION

Performance in the six months ended June 30, 2006

The Small-Cap Equity Fund returned 9.03% for the period, outpacing the 8.21% return of its benchmark, the Russell 2000® Index, and the 7.01% average return of similar funds, as measured by the Morningstar Small Blend category.

Small caps take the lead

For the six-month period, small caps scored gains that were more than twice the 3.23% return of the broad U.S. market, as measured by the Russell 3000® Index.

Small caps lagged large- and mid-cap stocks in 2005, but investors showed a fresh appetite for risk in the first quarter of 2006, and small caps jumped 13.94%. It was more than triple their return for all of 2005.

However, investors became worried over increases in oil prices and in interest rates, and small caps gave back 5.02% in the second quarter. This drop was considerably steeper than that of the overall market, which fell 1.98%.

Three sectors drive returns

For the period, all twelve of the benchmark’s sectors moved upward, and eight posted double-digit gains. The largest contribution to the benchmark’s return came from the 8.9% rise of financial stocks, which made up more than one-fifth of the index in terms of market capitalization on June 30.

Outsized gains in materials and processing (up 17.6%) and in producer durables (up 15.2%) also boosted the benchmark’s performance. The smallest return came from the health care sector (up 0.2%).

Stock picks lift the fund above the benchmark

Advantageous stock weightings enabled the fund to outperform its benchmark during the period. These included overweight holdings, relative to the benchmark, in oil companies Alon USA Energy and Frontier Oil, construction company Emcor and Jones Lang LaSalle, a real estate company.

These positive results were partly offset by overweight positions in several stocks that did not perform as anticipated, such as medical devices maker Thoratec, fashion retailer New York & Company and Internet provider Earthlink. An underweight investment in Hansen Natural, a beverage maker, also reduced returns slightly.

The fund continued to use proprietary mathematical models to evaluate and choose small-cap stocks that appeared to be attractively priced.

TIAA-CREF Life Funds    2006 Semiannual Report  |    27

Small-Cap Equity Fund  |  Stocks of smaller companies

Investment objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to small-cap risk. For a further discussion of risk, please see page 8.

The fund’s benchmark

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on market capitalization. You cannot invest directly in these indexes.

Performance as of June 30, 2006

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	6 months	since inception[1]
Small-Cap Equity Fund	15.40%	22.39%	9.03%	110.44%

Benchmark:
Russell 2000 Index[2]	14.58	21.25	8.21	103.33
Peer group:
Morningstar Small Blend	14.11	20.21	7.01	99.39

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: October 28, 2002
[2]	Russell 2000 and Russell 3000 are trademarks and service marks of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

28    |  2006 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since October 28, 2002 inception

An investment of $10,000 in this fund on October 28, 2002, would have grown to $21,044 as of June 30, 2006, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 23.74%, for the quarter ended June 30, 2003

Worst quarter: –4.67%, for the quarter ended March 31, 2005

*	Partial year

TIAA-CREF Life Funds    2006 Semiannual Report  |    29

Small-Cap Equity Fund  |  Stocks of smaller companies

PERFORMANCE

Fund expenses–six months ended June 30, 2006

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2006, and held for six months until June 30, 2006. Please see page 10 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Small-Cap Equity Fund expense example
	Starting fund value (1/1/06)	Ending fund value (6/30/06)		Expenses paid† (1/1/06–6/30/06)
Actual return	$1,000.00	$1,089.78		$0.52
5% annual hypothetical return	1,000.00	1,024.29	‡	0.50

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.10%.
‡	Ending fund value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

Portfolio breakdown by company size

Capitalization (6/30/2006)	Percent of portfolio investments
Large: over $5 billion	2.62
Middle: $1 billion–$5 billion	57.79
Small: under $1 billion	39.59

Total	100.00

Fund facts

Inception date	10/28/2002
Net assets (6/30/2006)	$53.55 million
2006 expense ratio*	0.10%

*	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus.

30    |  2006 Semiannual Report    TIAA-CREF Life Funds

Stock Index Fund  |  U.S. stocks

DISCUSSION

Performance in the six months ended June 30, 2006

The Stock Index Fund returned 3.21% for the period, closely tracking the 3.23% return of its benchmark, the Russell 3000® Index, and topping the 2.40% average return of similar funds, as measured by the Morningstar Large Blend category.

Second-quarter slide erodes gains

In response to a strong global economy and healthy corporate earnings growth, the broad U.S. stock market, as measured by the Russell 3000 Index, climbed 5.31% in the first quarter of 2006. Stocks reversed course in the second quarter, however, in reaction to rising interest rates and the threat of inflation. The Russell 3000 fell 1.98%, giving back more than a third of its first-quarter gain. For the six months, the Russell 3000 failed to keep pace with the 10.16% advance of foreign stocks, as measured by the MSCI EAFE® Index.

Technology and health care dampen returns

Nine of the benchmark’s twelve sectors showed positive returns for the six months, and five sectors—utilities, autos and transportation, integrated oils, materials and processing, and “other energy”—produced double-digit gains. However, the benchmark’s overall return was trimmed by losses in technology and health care. These two sectors, which represented more than a quarter of the Russell 3000’s market capitalization on June 30, 2006, fell 4% and 3.3%, respectively. Financials, the largest sector in the benchmark, rose 4.4%, while the second-largest, consumer discretionary, returned just 1%.

Two of the largest stocks post losses

Returns for the benchmark’s five largest companies varied widely, reflecting the divergent performance of their industry sectors. In descending order according to cap size, these stocks performed as follows: ExxonMobil, 10.4%; General Electric, –4.5%; Citigroup, 1.5%; Bank of America, 6.5%; and Microsoft, –10.3%.

Returns for the Russell 3000 were boosted by the 8.21% return of small-cap stocks and the 4.84% return of mid caps. Together, small- and mid-cap stocks made up about one-third of the index on June 30, 2006. Large-cap stocks gained just 2.76%.

For the period, the fund’s return was comparable to that of the benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of the benchmark.

TIAA-CREF Life Funds    2006 Semiannual Report  |    31

Stock Index Fund  |  U.S. stocks

Investment objective

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks, including index risk and small-cap risk. For a further discussion of risk, please see page 8.

The fund’s benchmark

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of June 30, 2006

	Average annual compound rates of total return*			Cumulative rates of total return*
	1 year	5 years	since inception[1]	6 months	5 years	since inception[1]
Stock Index Fund	9.52%	3.51%	3.04%	3.21%	18.83%	25.23%

Benchmark:
Russell 3000 Index[2]	9.56	3.52	3.01	3.23	18.92	24.92

Peer group:
Morningstar Large Blend	8.85	2.31	2.60	2.40	12.69	23.33

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: January 4, 1999
[2]	Russell 3000 is a trademark and a service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

32    |  2006 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since January 4, 1999 inception

An investment of $10,000 in this fund on January 4, 1999, would have grown to $12,523 as of June 30, 2006, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 16.13%, for the quarter ended June 30, 2003

Worst quarter: –17.05%, for the quarter ended September 30, 2002

*	Partial year

TIAA-CREF Life Funds    2006 Semiannual Report  |    33

Stock Index Fund  |  U.S. stocks

PERFORMANCE

Fund expenses–six months ended June 30, 2006

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2006, and held for six months until June 30, 2006. Please see page 10 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Stock Index Fund expense example
	Starting fund value (1/1/06)	Ending fund value (6/30/06)		Expenses paid† (1/1/06–6/30/06)
Actual return	$1,000.00	$1,031.80		$0.30
5% annual hypothetical return	1,000.00	1,024.49	‡	0.30

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.06%.
‡	Ending fund value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

Portfolio breakdown by company size

Capitalization (6/30/2006)	Percent of portfolio investments
Large: over $5 billion	81.53
Middle: $1 billion–$5 billion	14.63
Small: under $1 billion	3.84

Total	100.00

Fund facts

Inception date	1/4/1999
Net assets (6/30/2006)	$154.38 million
2006 expense ratio*	0.06%

*	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus.

34    |  2006 Semiannual Report    TIAA-CREF Life Funds

Social Choice Equity Fund  |  Socially screened stocks

DISCUSSION

Performance in the six months ended June 30, 2006

The Social Choice Equity Fund returned 2.71% for the period, trailing the 3.23% gain of its benchmark, the Russell 3000® Index. However, the fund surpassed the 2.40% average return of similar funds, as measured by the Morningstar Large Blend category. Unlike the fund, the benchmark and the Morningstar category do not screen investments according to social criteria.

Social screens hinder performance

The fund’s social screens prevented it from investing in several stocks that are large components of the Russell 3000 in terms of market capitalization. During the period, the net effect of these exclusions was to reduce the fund’s return in relation to the return of its benchmark.

Exclusion of oil stocks trims gains

The largest drag on relative performance during the period was the exclusion of ExxonMobil, which gained 10.4%. The fund’s performance was also reduced by the omission of other well-performing stocks that included Caterpillar, Chevron, ConocoPhillips and agricultural giant Archer Daniels Midland.

However, avoiding General Electric helped returns because the stock fell 4.5%. The omission of Yahoo!, Dow Chemical, insurer American International Group and drug maker Genentech also had positive effects on performance.

Coca-Cola and JPMorgan Chase were dropped from the portfolio during the second quarter because they failed the qualitative social screens used to evaluate stocks. Bank of America was added to the list of major holdings.

Statistical techniques help manage risk

The fund’s managers use statistical techniques to ensure that the portfolio’s risk characteristics resemble those of the index. One method is to overweight or underweight certain stocks relative to each one’s percentage of capitalization within the benchmark.

During the period, relative performance suffered from overweight holdings in chip maker Intel; Medtronic, a medical products manufacturer; and UnitedHealth Group, an HMO. Other overweights, however, including Disney, steel producer Nucor and OGE Energy, a gas and electric company, boosted returns.

TIAA-CREF Life Funds    2006 Semiannual Report  |    35

Social Choice Equity Fund  |  Socially screened stocks

Investment objective

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks, including the risk of socially screened investing, index risk and foreign investment risks. For a further discussion of risk, please see page 8.

The fund’s benchmark

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of June 30, 2006

	Average annual compound rates of total return*			Cumulative rates of total return*
	1 year	5 years	since inception[1]	6 months	5 years	since inception[1]
Social Choice Equity Fund	10.79%	3.99%	0.20%	2.71%	21.63%	1.26%

Benchmark:
Russell 3000 Index[2]	9.56	3.52	–0.19	3.23	18.92	–1.19

Peer group:
Morningstar Large Blend	8.85	2.31	–0.23	2.40	12.69	1.08

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: April 3, 2000
[2]	Russell 3000 is a trademark and a service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

36    |  2006 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since April 3, 2000 inception

An investment of $10,000 in this fund on April 3, 2000, would be worth $10,126 as of June 30, 2006, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 16.40%, for the quarter ended June 30, 2003

Worst quarter: –16.46%, for the quarter ended September 30, 2002

*	Partial year

TIAA-CREF Life Funds    2006 Semiannual Report  |    37

Social Choice Equity Fund  |  Socially screened stocks

PERFORMANCE

Fund expenses–six months ended June 30, 2006

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2006, and held for six months until June 30, 2006. Please see page 10 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Social Choice Equity Fund expense example
	Starting fund value (1/1/06)	Ending fund value (6/30/06)		Expenses paid† (1/1/06–6/30/06)
Actual return	$1,000.00	$1,026.75		$0.35
5% annual hypothetical return	1,000.00	1,024.44	‡	0.35

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.07%.
‡	Ending fund value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

Portfolio breakdown by company size

Capitalization (6/30/2006)	Percent of Portfolio investments
Large: over $5 billion	83.03
Middle: $1 billion–$5 billion	13.58
Small: under $1 billion	3.39

Total	100.00

Fund facts

Inception date	4/3/2000
Net assets (6/30/2006)	$32.70 million
2006 expense ratio*	0.07%

*	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus.

38    |  2006 Semiannual Report    TIAA-CREF Life Funds

Real Estate Securities Fund  |  Real estate securities

DISCUSSION

Performance in the six months ended June 30, 2006

The Real Estate Securities Fund returned 12.01% for the period, trailing the 14.08% return of its benchmark, the Dow Jones Wilshire Real Estate Securities Index, and the 12.46% average return of similar funds, as measured by the Morningstar Specialty Real Estate category.

REITs deliver, while other asset classes disappoint

For the six-month period, the return of real estate investment trusts (REITs) was far ahead of the 3.23% gain of the Russell 3000® Index, which tracks the broad U.S. equity market. REITs also trounced the 1.60% rise of high-yield bonds and the 0.72% loss of investment-grade bonds, as measured by the Lehman Brothers U.S. Aggregate Index.

An up-and-down first half for REITs

Three factors helped lift the benchmark to a 15.42% first-quarter surge. First, REITs became a hotbed of mergers-and-acquisition activity; investors hoped to profit if the companies went private. Second, institutional investors who had previously sold REITs and taken profits began buying them again for fear of missing out on another big run-up. Finally, a sharp rise in home prices increased demand for apartment REITs.

In the second quarter, income-seeking investors took advantage of rising interest rates and bought Treasuries instead. In addition, REITs’ own high valuations prompted investors to take profits. The upshot was that the benchmark gave back 1.16%.

Strong gains trail the benchmark

For the six months, the fund’s return was strong in absolute terms and superior to those of many other income-producing assets as well as to returns from the U.S. stock market. However, the fund’s advance lagged the benchmark’s, due in part to overweight selections in office REITs. Holdings in mortgage REITs and specialty finance REITs also hurt returns; by the end of the period, the fund had eliminated nearly all its holdings in these two out-of-benchmark sectors.

Performance was enhanced slightly by underweight holdings in diversified REITs and overweights in industrial REITs.

The fund’s portfolio manager was replaced in February, and a new management team was assembled. This group first used some transitional strategies to make adjustments to the portfolio. Then the team focused on the attributes of particular companies rather than on broad economic conditions in order to add attractively valued benchmark stocks. The goal was to boost relative performance while limiting risk.

TIAA-CREF Life Funds    2006 Semiannual Report  |    39

Real Estate Securities Fund  |  Real estate securities

Investment objective

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

Special investment risks

In addition to the risks of any equity or fixed-income investment, the fund is subject to special risks, including real estate investing risks, real estate securities risk, small-cap risk and foreign investment risks. For a further discussion of risk, please see page 8.

The fund’s benchmark

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. You cannot invest directly in this index.

Performance as of June 30, 2006

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	6 months	since inception[1]
Real Estate Securities Fund	13.34%	26.04%	12.01%	134.50%

Benchmark:
Dow Jones Wilshire Real Estate Securities Index	21.85	28.81	14.08	154.01

Peer group:
Morningstar Specialty Real Estate	19.26	26.75	12.46	140.02

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: October 28, 2002

40    |  2006 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since October 28, 2002 inception

An investment of $10,000 in this fund on October 28, 2002, would have grown to $23,450 as of June 30, 2006, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 17.13%, for the quarter ended December 31, 2004

Worst quarter: –6.90%, for the quarter ended March 31, 2005

*	Partial year

TIAA-CREF Life Funds    2006 Semiannual Report  |    41

Real Estate Securities Fund  |  Real estate securities

PERFORMANCE

Fund expenses–six months ended June 30, 2006

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2006, and held for six months until June 30, 2006. Please see page 10 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Real Estate Securities Fund expense example
	Starting fund value (1/1/06)	Ending fund value (6/30/06)		Expenses paid† (1/1/06–6/30/06)
Actual return	$1,000.00	$1,118.79		$1.31
5% annual hypothetical return	1,000.00	1,023.53	‡	1.26

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.25%.
‡	Ending fund value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

Portfolio breakdown by company size

Capitalization (6/30/2006)	Percent of portfolio investments
Large: over $5 billion	49.69
Middle: $1 billion–$5 billion	35.09
Small: under $1 billion	15.22

Total	100.00

Fund facts

Inception date	10/28/2002
Net assets (6/30/2006)	$81.60 million
2006 expense ratio*	0.25%

*	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus.

42    |  2006 Semiannual Report    TIAA-CREF Life Funds

Bond Fund  |  Intermediate-term bonds

DISCUSSION

Performance in the six months ended June 30, 2006

The Bond Fund returned –0.53% for the period, compared with the –0.72% return of its benchmark, the Lehman Brothers U.S. Aggregate Index. The average return of similar funds, as measured by the Morningstar Intermediate-Term Bond category, was –0.73%.

Short-term rates keep rising

On January 31, the Federal Reserve met for the final time under Alan Greenspan and continued its slow-but-steady tightening of credit, raising the federal funds rate (the rate that banks charge one another for overnight loans) by a quarter point, to 4.50%. Many observers expected the economy to weaken, making further increases unnecessary.

Instead, the economy got stronger. On March 28, with Ben Bernanke at the helm, the Fed mandated another quarter-point boost. At both its January and March meetings, the central bank expressed concerns about the effects of high energy prices and the surging economy.

On May 10, the Fed raised rates yet again, and investors feared that this campaign to subdue inflation would end up tipping the economy into recession. Stock prices tumbled worldwide.

Short-term and long-term yields zigzag

Purchasers of longer-dated bonds usually receive higher yields, which compensate them for the risk that inflation will erode the value of their interest payments. However, when 2006 began, 10-year Treasuries yielded 4.39%—less than the 4.40% for 2-year Treasuries. During the six-month period, both yields advanced, and each took the lead in turn. The 2-year note was ahead in early June and finished with a 5.15% to 5.14% advantage over the 10-year note.

Bond prices, which move inversely to yields, fell during the period, and this drop was only partly offset by rising interest income. Nearly all of the benchmark’s decline came from two sectors: Treasuries, which made up about one-quarter of the index, and corporate bonds, which constituted roughly one-fifth.

The fund’s strategies trim losses

For the period, the fund benefited from an underweight in Treasuries. Also boosting returns were holdings in corporate bonds and mortgage-and asset-backed securities. Both sectors outperformed Treasuries.

TIAA-CREF Life Funds    2006 Semiannual Report  |    43

Bond Fund  |  Intermediate-term bonds

Investment objective

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade, fixed-income securities.

Special investment risks

In addition to the risks of any fixed-income investment, the fund is subject to special risks, including foreign investment risks and index risk. For a further discussion of risk, please see page 8.

The fund’s benchmark

The Lehman Brothers U.S. Aggregate Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in this index.

Performance as of June 30, 2006

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	6 months	since inception[1]
Bond Fund	–0.67%	2.24%	–0.53%	6.84%

Benchmark:
Lehman Brothers U.S. Aggregate Index	–0.81	2.24	–0.72	6.84

Peer group:
Morningstar Intermediate-Term Bond	–0.89	1.65	–0.73	5.08

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: July 8, 2003

44    |  2006 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since July 8, 2003 inception

An investment of $10,000 in this fund on July 8, 2003, would have grown to $10,697 as of June 30, 2006, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 3.03%, for the quarter ended June 30, 2005

Worst quarter: –2.08%, for the quarter ended June 30, 2004

*	Partial year

TIAA-CREF Life Funds    2006 Semiannual Report  |    45

Bond Fund  |  Intermediate-term bonds

PERFORMANCE

Fund expenses–six months ended June 30, 2006

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2006, and held for six months until June 30, 2006. Please see page 10 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Bond Fund expense example
	Starting fund value (1/1/06)	Ending fund value (6/30/06)		Expenses paid† (1/1/06–6/30/06)
Actual return	$1,000.00	$994.21		$0.49
5% annual hypothetical return	1,000.00	1,024.29	‡	0.50

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.10%.
‡	Ending fund value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

Portfolio breakdown by sector (6/30/2006)

Percent of total net assets
Mortgage-backed securities*	40.6
U.S. government securities	28.4
Corporate bonds	25.9
Yankees†	3.5
Money market instruments	2.0
Other assets & liabilities-net	–0.4

Total	100.0

*	Includes asset-backed, mortgage-backed and commercial mortgage-backed securities.
†	Foreign government and corporate bonds denominated in U.S. dollars

Risk characteristics* (6/30/2006)

	Average maturity (in years)	Option-adjusted duration (in years)
Bond Fund	7.07	4.76
Lehman Bros. U.S. Aggregate Index	7.20	4.80

*	As calculated using an analytical model developed by CMS BondEdge, a widely recognized risk analytic software package

Fund facts

Inception date	7/8/2003
Net assets (6/30/2006)	$68.03 million
2006 expense ratio*	0.10%

*	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus.

46    |  2006 Semiannual Report    TIAA-CREF Life Funds

Money Market Fund  |  Cash equivalents

DISCUSSION

Performance in the six months ended June 30, 2006

The Money Market Fund returned 2.35% for the period, topping the 2.05% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds.

Fed keeps boosting rates

The year started with the federal funds rate at 4.25%, after a series of quarter-point hikes that began in June 2004. (The federal funds rate is the rate commercial U.S. banks charge one another for overnight loans.) Over the first half of 2006, the Federal Reserve raised the rate four more times, lifting it to 5.25%, its highest level since March 2001.

The Fed said it was reacting to the inflation threat posed by higher prices for energy and other commodities and to signs that the nation was using a high percentage of its productive capacity. Fuller use of capacity often leads to price increases.

LIBOR turns volatile

During the six-month period, the prospect of additional rate increases caused a wide fluctuation in the shape of the LIBOR curve, indicating that market participants were uncertain about future interest rates. (The LIBOR, the interest rate that banks charge one another for loans on the London market, is the most widely used benchmark for short-term rates.) By the end of June, however, the LIBOR curve had flattened considerably.

Asset allocations boost results

The fund maintained a sizable exposure to commercial paper, despite a decline in its supply in the second quarter. Commercial paper generally offered higher returns without appreciably higher risk. On June 30, 2006, securities of this type accounted for 80.4% of the portfolio.

The fund increased its holdings of certificates of deposits and bank notes, from 3.9% on December 31, 2005, to 9.7% at the end of the six-month period. The remaining 9.9% of the fund was invested in government agency securities, versus 14.1% six months earlier.

On June 30, 2006, foreign securities made up 14% of the fund’s total portfolio investments.

During the period, the weighted average maturity of the fund fluctuated between 34 and 47 days. As of June 27, 2006, it stood at 40 days, versus 38 for the average iMoneyNet fund.

TIAA-CREF Life Funds    2006 Semiannual Report  |    47

Money Market Fund  |  Cash equivalents

Investment objective

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

Special investment risks

The fund is subject to special risks, including income volatility risk, market risk, company risk, credit risk, interest-rate risk, prepayment risk, extension risk and foreign investment risks. For a further discussion of risk, please see page 8.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

Yield and average maturity

	Net annualized yield (for the 7 days ended 6/27/2006)		Average maturity (as of 6/27/2006) Days
	Current yield	Effective yield
Money Market Fund	5.07%	5.20%	40

iMoneyNet Money Fund
Report Averages™–All Taxable	4.48	4.59	38

Performance as of June 30, 2006

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	6 months	since inception[1]
Money Market Fund	4.27%	2.49%	2.35%	7.61%

iMoneyNet Money Fund
Report Averages–All Taxable	3.67	1.94	2.05	5.90

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: July 8, 2003

48    |  2006 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since July 8, 2003 inception

An investment of $10,000 in this fund on July 8, 2003, would have grown to $10,761 as of June 30, 2006, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 1.23%, for the quarter ended June 30, 2006

Worst quarter: 0.23%, for the quarter ended September 30, 2003

*	Partial year

TIAA-CREF Life Funds    2006 Semiannual Report  |    49

Money Market Fund  |  Cash equivalents

PERFORMANCE

Fund expenses–six months ended June 30, 2006

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2006, and held for six months until June 30, 2006. Please see page 10 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Money Market Fund expense example
	Starting fund value (1/1/06)	Ending fund value (6/30/06)		Expenses paid† (1/1/06–6/30/06)
Actual return	$1,000.00	$1,023.20		$0.30
5% annual hypothetical return	1,000.00	1,024.49	‡	0.30

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.06%.
‡	Ending fund value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

Portfolio breakdown by sector (6/30/2006)

Percent of portfolio investments
Commercial paper	80.4
U.S. agencies	9.9
Certificates of deposit	6.8
Bank notes	2.9

Total	100.0

Fund facts

Inception date	7/8/2003
Net assets (6/30/2006)	$45.04 million
2006 expense ratio*	0.06%

*	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus.

50    |  2006 Semiannual Report    TIAA-CREF Life Funds

Growth Equity Fund	Summary portfolio of investments (unaudited) June 30, 2006

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	COMMON STOCKS
	APPAREL AND ACCESSORY STORES		$194,191	0.70%

	APPAREL AND OTHER TEXTILE PRODUCTS		103,706	0.38

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Lowe’s Cos, Inc	6,254	379,430	1.37

			379,430	1.37

	BUSINESS SERVICES
*	Adobe Systems, Inc	13,767	417,966	1.51
*	Cognizant Technology Solutions Corp	4,252	286,457	1.04
*	eBay, Inc	13,803	404,290	1.47
*	Electronic Arts, Inc	8,090	348,194	1.26
*	Google, Inc (Class A)	2,115	886,883	3.21
	Microsoft Corp	15,592	363,294	1.32
	SAP AG. (ADR)	5,778	303,461	1.10
*	Yahoo!, Inc	13,068	431,244	1.56
	Other		275,611	1.00

			3,717,400	13.47

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	14,061	613,200	2.22
*	Amgen, Inc	9,519	620,924	2.25
*	Genzyme Corp	4,957	302,625	1.10
	Monsanto Co	4,015	338,023	1.22
*	Sepracor, Inc	5,784	330,498	1.20
	Teva Pharmaceutical Industries Ltd (ADR)	8,274	261,376	0.94
	Wyeth	7,828	347,641	1.26
	Other		369,788	1.34

			3,184,075	11.53

	COAL MINING		129,452	0.47

	COMMUNICATIONS
	AT&T, Inc	13,119	365,889	1.33
	Other		538,670	1.95

			904,559	3.28

	EATING AND DRINKING PLACES
*	Starbucks Corp	8,189	309,217	1.12

			309,217	1.12

	ELECTRIC, GAS, AND SANITARY SERVICES		207,832	0.75

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Cisco Systems, Inc	27,069	528,658	1.91
	Emerson Electric Co	5,629	471,765	1.71
	Intel Corp	20,943	396,870	1.44
	Motorola, Inc	12,965	261,245	0.95
*	Network Appliance, Inc	10,042	354,483	1.28
	Qualcomm, Inc	16,922	678,065	2.46
	Other		1,346,981	4.88

			4,038,067	14.63

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	51

Growth Equity Fund	Summary portfolio of investments (unaudited) June 30, 2006	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	ENGINEERING AND MANAGEMENT SERVICES
	Paychex, Inc	10,833	$422,270	1.53%
	Other		254,678	0.92

			676,948	2.45

	FOOD AND KINDRED PRODUCTS
	PepsiCo, Inc	11,168	670,527	2.43

			670,527	2.43

	FURNITURE AND HOMEFURNISHINGS STORES		251,594	0.91

	GENERAL MERCHANDISE STORES
	Target Corp	8,978	438,755	1.59
	Wal-Mart Stores, Inc	5,878	283,143	1.02

			721,898	2.61

	HEALTH SERVICES
*	Medco Health Solutions, Inc	4,921	281,875	1.02
	Other		97,197	0.35

			379,072	1.37

	HOLDING AND OTHER INVESTMENT OFFICES		240,606	0.87

	HOTELS AND OTHER LODGING PLACES
	Starwood Hotels & Resorts Worldwide, Inc	5,675	342,430	1.24

			342,430	1.24

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	Apple Computer, Inc	6,188	353,459	1.28
	Other		685,709	2.48

			1,039,168	3.76

	INSTRUMENTS AND RELATED PRODUCTS
*	Advanced Medical Optics, Inc	5,642	286,049	1.04
*	St. Jude Medical, Inc	9,310	301,830	1.09
*	Zimmer Holdings, Inc	5,904	334,875	1.21
	Other		165,768	0.60

			1,088,522	3.94

	INSURANCE CARRIERS
	Aetna, Inc	11,096	443,063	1.60
	Progressive Corp	11,692	300,601	1.09

			743,664	2.69

	LEATHER AND LEATHER PRODUCTS
*	Coach, Inc	9,488	283,691	1.03

			283,691	1.03

	METAL MINING		146,356	0.53

	MISCELLANEOUS RETAIL
	CVS Corp	18,038	553,767	2.01

			553,767	2.01

	MOTION PICTURES		163,950	0.59

	NONDEPOSITORY INSTITUTIONS
	American Express Co	12,176	648,007	2.35

			648,007	2.35

52	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth Equity Fund	Summary portfolio of investments (unaudited) June 30, 2006	concluded

	COMPANY	SHARES	VALUE	% OF NET ASSETS
	OIL AND GAS EXTRACTION
	Halliburton Co	4,760	$353,240	1.28%
	Schlumberger Ltd	5,186	337,660	1.23
	Other		298,976	1.08

			989,876	3.59

	PETROLEUM AND COAL PRODUCTS		154,420	0.56

	PRIMARY METAL INDUSTRIES
*	Corning, Inc	24,251	586,632	2.13

			586,632	2.13

	SECURITY AND COMMODITY BROKERS
	Charles Schwab Corp	29,350	469,013	1.70
	Chicago Mercantile Exchange Holdings, Inc	822	403,725	1.46
	Goldman Sachs Group, Inc	1,982	298,152	1.08
	Other		566,374	2.05

			1,737,264	6.29

	TOBACCO PRODUCTS
	Altria Group, Inc	8,580	630,029	2.28

			630,029	2.28

	TRANSPORTATION BY AIR		129,781	0.47

	TRANSPORTATION EQUIPMENT
	Boeing Co	6,081	498,095	1.80
	United Technologies Corp	10,317	654,304	2.37

			1,152,399	4.17

	TRANSPORTATION SERVICES
	CH Robinson Worldwide, Inc	5,051	269,218	0.98

			269,218	0.98

	TRUCKING AND WAREHOUSING
	United Parcel Service, Inc (Class B)	6,302	518,844	1.88

			518,844	1.88

	WHOLESALE TRADE-DURABLE GOODS		197,051	0.71

	TOTAL COMMON STOCKS	(Cost $26,809,227)	27,483,643	99.54

	TOTAL PORTFOLIO	(Cost $26,809,227)	27,483,643	99.54
	OTHER ASSETS & LIABILITIES, NET		125,644	0.46

	NET ASSETS		$27,609,287	100.00%

*	Non-income producing

ABBREVIATION:

ADR—American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	53

Growth & Income Fund	Summary portfolio of investments (unaudited) June 30, 2006

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES		$164,961	0.32%

	APPAREL AND ACCESSORY STORES		192,664	0.37

	BUSINESS SERVICES
	Automatic Data Processing, Inc	11,165	506,333	0.98
	Microsoft Corp	34,508	804,036	1.55
*	Yahoo!, Inc	11,497	379,401	0.73
	Other		1,191,014	2.30

			2,880,784	5.56

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	10,002	436,187	0.84
	Air Products & Chemicals, Inc	6,599	421,808	0.82
	Monsanto Co	5,525	465,150	0.90
	Pfizer, Inc	30,681	720,083	1.39
	Procter & Gamble Co	19,715	1,096,154	2.12
	Schering-Plough Corp	20,474	389,620	0.75
	Wyeth	13,445	597,092	1.15
	Other		3,157,165	6.09

			7,283,259	14.06

	COAL MINING		140,534	0.27

	COMMUNICATIONS
	AT&T, Inc	23,327	650,590	1.26
	Other		966,538	1.86

			1,617,128	3.12

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	23,392	1,125,155	2.17
	Citigroup, Inc	21,001	1,013,088	1.96
	JPMorgan Chase & Co	21,770	914,340	1.76
	Marshall & Ilsley Corp	8,691	397,526	0.77
	Northern Trust Corp	9,844	544,373	1.05
	US Bancorp	18,503	571,373	1.10
	Other		584,423	1.13

			5,150,278	9.94

	EATING AND DRINKING PLACES		326,387	0.63

	ELECTRIC, GAS, AND SANITARY SERVICES
	Exelon Corp	9,001	511,527	0.99
	Other		830,444	1.60

			1,341,971	2.59

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Cisco Systems, Inc	45,444	887,521	1.71
	Emerson Electric Co	6,675	559,432	1.08
	Honeywell International, Inc	17,241	694,812	1.34
	Intel Corp	21,622	409,737	0.79
	Qualcomm, Inc	14,415	577,609	1.12
	Other		1,235,958	2.39

			4,365,069	8.43

54	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund	Summary portfolio of investments (unaudited) June 30, 2006	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	FABRICATED METAL PRODUCTS		$250,895	0.48%

	FOOD AND KINDRED PRODUCTS
	PepsiCo, Inc	16,029	962,381	1.86
	Other		566,937	1.09

			1,529,318	2.95

	FURNITURE AND FIXTURES		38,976	0.08

	FURNITURE AND HOMEFURNISHINGS STORES
	Best Buy Co, Inc	8,968	491,805	0.95
	Other		328,914	0.63

			820,719	1.58

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc	13,874	668,311	1.29
	Other		642,366	1.24

			1,310,677	2.53

	HEALTH SERVICES
*	Medco Health Solutions, Inc	8,540	489,171	0.94
	Other		725,161	1.40

			1,214,332	2.34

	HOLDING AND OTHER INVESTMENT OFFICES		206,194	0.40

	HOTELS AND OTHER LODGING PLACES		458,619	0.89

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	6,508	525,651	1.01
*	Apple Computer, Inc	7,274	415,491	0.80
	General Electric Co	44,680	1,472,653	2.84
	Hewlett-Packard Co	25,342	802,835	1.55
	International Business Machines Corp	5,327	409,220	0.79
	Other		587,899	1.14

			4,213,749	8.13

	INSTRUMENTS AND RELATED PRODUCTS		469,512	0.91

	INSURANCE CARRIERS
	ACE Ltd	11,486	581,077	1.12
	Aflac, Inc	11,459	531,125	1.03
	American International Group, Inc	15,302	903,583	1.74
	Other		590,807	1.14

			2,606,592	5.03

	METAL MINING		543,503	1.05

	MISCELLANEOUS RETAIL
	CVS Corp	12,727	390,719	0.75

			390,719	0.75

	MOTION PICTURES
	News Corp (Class A)	30,569	586,313	1.13
	Other		106,712	0.21

			693,025	1.34

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	55

Growth & Income Fund	Summary portfolio of investments (unaudited) June 30, 2006	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS
	NONDEPOSITORY INSTITUTIONS
	American Express Co	14,549	$774,298	1.50%
	Fannie Mae	9,394	451,851	0.87
	SLM Corp	8,749	462,997	0.89

			1,689,146	3.26

	OIL AND GAS EXTRACTION
*	Cameron International Corp	10,471	500,200	0.97
	Schlumberger Ltd	11,636	757,620	1.46
	Other		142,632	0.27

			1,400,452	2.70

	PETROLEUM AND COAL PRODUCTS
	Exxon Mobil Corp	24,009	1,472,952	2.84
	Marathon Oil Corp	6,537	544,532	1.05
	Other		1,595,451	3.08

			3,612,935	6.97

	PRINTING AND PUBLISHING		244,204	0.47

	RAILROAD TRANSPORTATION		175,732	0.34

	SECURITY AND COMMODITY BROKERS
	Morgan Stanley	11,423	722,048	1.39
	Other		583,388	1.13

			1,305,436	2.52

	TOBACCO PRODUCTS
	Altria Group, Inc	27,273	2,002,656	3.87

			2,002,656	3.87

	TRANSPORTATION BY AIR		240,549	0.46

	TRANSPORTATION EQUIPMENT
	Boeing Co	6,600	540,606	1.04
	Northrop Grumman Corp	7,401	474,108	0.92
	United Technologies Corp	9,127	578,834	1.12

			1,593,548	3.08

	TRANSPORTATION SERVICES		188,629	0.36

	TRUCKING AND WAREHOUSING		274,157	0.53

	WHOLESALE TRADE-NONDURABLE GOODS
	Cardinal Health, Inc	7,722	496,756	0.96

			496,756	0.96

	TOTAL COMMON STOCKS	(Cost $47,625,231)	51,434,065	99.27

	TOTAL PORTFOLIO	(Cost $47,625,231)	51,434,065	99.27

	OTHER ASSETS & LIABILITIES, NET		377,215	0.73

	NET ASSETS		$51,811,280	100.00%

56	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund	Summary portfolio of investments (unaudited) June 30, 2006	concluded

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	57

International Equity Fund	Summary portfolio of investments (unaudited) June 30, 2006

COMPANY	SHARES	VALUE	% OF NET ASSETS

COMMON STOCKS
AGRICULTURAL SERVICES		$31,526	0.04%

APPAREL AND OTHER TEXTILE PRODUCTS		201,233	0.23

BUSINESS SERVICES		721,532	0.81

CHEMICALS AND ALLIED PRODUCTS
Bayer AG.	104,001	4,779,332	5.35
Novartis AG.	14,690	793,860	0.89
Reckitt Benckiser plc	46,866	1,750,957	1.96
Shin-Etsu Chemical Co Ltd	6,400	348,231	0.39
Takeda Pharmaceutical Co Ltd	14,100	878,205	0.98
Other		1,761,696	1.97

		10,312,281	11.54

COAL MINING
BHP Billiton Ltd	49,105	1,057,994	1.18

		1,057,994	1.18

COMMUNICATIONS
Royal KPN NV	108,364	1,217,939	1.36
Other		670,573	0.75

		1,888,512	2.11

DEPOSITORY INSTITUTIONS
Julius Baer Holding AG.	33,274	2,884,652	3.23
Mitsubishi UFJ Financial Group, Inc	55	769,803	0.86
Mizuho Financial Group. Inc	66	559,454	0.63
Sumitomo Trust & Banking Co Ltd	39,000	426,453	0.48
Other		827,658	0.92

		5,468,020	6.12

ELECTRIC, GAS, AND SANITARY SERVICES
Fortum Oyj	129,208	3,304,236	3.70
Xinao Gas Holdings Ltd	601,000	572,602	0.64
Other		76,831	0.08

		3,953,669	4.42

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
Sony Corp	12,700	561,037	0.63
Other		1,167,396	1.30

		1,728,433	1.93

FABRICATED METAL PRODUCTS
NEOMAX Co Ltd	17,000	359,883	0.40
Other		81,172	0.09

		441,055	0.49

FOOD AND KINDRED PRODUCTS
Nisshin Oillio Group Ltd	122,000	779,075	0.87
Other		1,127,009	1.26

		1,906,084	2.13

58	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund	Summary portfolio of investments (unaudited) June 30, 2006	continued

COMPANY	SHARES	VALUE	% OF NET ASSETS

FOOD STORES
Tesco plc	551,352	$3,405,976	3.81%
Other		159,899	0.18

		3,565,875	3.99

GENERAL BUILDING CONTRACTORS
Shanghai Forte Land Co	1,000,000	405,562	0.45
Shimizu Corp	66,000	370,083	0.42
Other		328,146	0.37

		1,103,791	1.24

HEAVY CONSTRUCTION, EXCEPT BUILDING
Vinci S.A.	40,147	4,134,950	4.63

		4,134,950	4.63

HOLDING AND OTHER INVESTMENT OFFICES
Collins Stewart Tullett plc	115,579	1,622,508	1.82
GEA Group AG.	146,594	2,511,728	2.81
iShares MSCI EAFE Index Fund	35,000	2,288,650	2.56
Man Group plc	73,774	3,476,713	3.89
Other		156,373	0.17

		10,055,972	11.25

HOTELS AND OTHER LODGING PLACES
Accor S.A.	78,671	4,787,204	5.36
Other		56,924	0.06

		4,844,128	5.42

INDUSTRIAL MACHINERY AND EQUIPMENT
Canon, Inc	8,550	419,591	0.47
Komatsu Ltd	18,000	358,221	0.40
Rheinmetall AG.	38,640	2,693,177	3.01
Other		864,493	0.97

		4,335,482	4.85

INSTRUMENTS AND RELATED PRODUCTS
Tecan Group AG.	11,911	640,763	0.72
Terumo Corp	14,400	481,197	0.54
Other		157,078	0.17

		1,279,038	1.43

INSURANCE AGENTS, BROKERS AND SERVICE		210,653	0.24

INSURANCE CARRIERS
Aioi Insurance Co Ltd	88,000	660,491	0.74
AMP Ltd	73,590	499,171	0.56
Fondiaria-Sai S.p.A	24,195	988,744	1.11
Zurich Financial Services AG.	5,764	1,261,022	1.41
Other		789,276	0.88

		4,198,704	4.70

METAL MINING		858,256	0.96

MISCELLANEOUS MANUFACTURING INDUSTRIES		297,024	0.33

NONDEPOSITORY INSTITUTIONS
Deutsche Postbank AG.	40,587	2,919,700	3.27

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	59

International Equity Fund	Summary portfolio of investments (unaudited) June 30, 2006	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	NONDEPOSITORY INSTITUTIONS—(continued)
	Hypo Real Estate Holding AG.	33,340	$2,024,507	2.26%
	Other		349,808	0.39

			5,294,015	5.92

	NONMETALLIC MINERALS, EXCEPT FUELS		219,787	0.25

	OIL AND GAS EXTRACTION
	PetroChina Co Ltd (Class H)	423,000	452,028	0.50
	Total S.A.	8,984	591,026	0.66
	Other		568,157	0.64

			1,611,211	1.80

	PAPER AND ALLIED PRODUCTS		290,671	0.33

	PETROLEUM AND COAL PRODUCTS
	BP plc	47,756	556,902	0.62
	ENI S.p.A.	30,315	892,695	1.00
	Other		270,136	0.30

			1,719,733	1.92

	PRIMARY METAL INDUSTRIES
	BHP Billiton plc	50,725	984,155	1.10
	Other		212,116	0.24

			1,196,271	1.34

	RAILROAD TRANSPORTATION		327,166	0.37

	REAL ESTATE
	Tokyo Tatemono Co Ltd	43,000	461,164	0.52
	Other		440,674	0.49

			901,838	1.01

	SECURITY AND COMMODITY BROKERS		84,482	0.09

	STONE, CLAY, AND GLASS PRODUCTS
	Holcim Ltd	22,130	1,692,719	1.90
	Other		555,430	0.62

			2,248,149	2.52

	TOBACCO PRODUCTS
	Japan Tobacco, Inc	114	415,851	0.47

			415,851	0.47

	TRANSPORTATION EQUIPMENT
*	Fiat S.p.A.	245,168	3,263,368	3.65
	Honda Motor Co Ltd	18,200	577,929	0.65
	Toyota Motor Corp	29,100	1,524,813	1.71
	Other		1,461,694	1.63

			6,827,804	7.64

	TRUCKING AND WAREHOUSING
	Deutsche Post AG.	121,925	3,267,651	3.66

			3,267,651	3.66

	WHOLESALE TRADE-DURABLE GOODS
*	Hagemeyer NV	146,096	674,368	0.75
	Sumitomo Corp	29,000	382,811	0.43

60	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund	Summary portfolio of investments (unaudited) June 30, 2006	concluded

COMPANY		SHARES	VALUE	% OF NET ASSETS
WHOLESALE TRADE-DURABLE GOODS—(continued)
Other			$211,943	0.24%

			1,269,122	1.42

WHOLESALE TRADE-NONDURABLE GOODS			111,936	0.13

TOTAL COMMON STOCKS	(Cost $80,945,236)		88,379,899	98.91

TOTAL PORTFOLIO	(Cost $80,945,236)		88,379,899	98.91
OTHER ASSETS & LIABILITIES, NET			972,199	1.09

NET ASSETS			$89,352,098	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	61

International Equity Fund	Summary of market values by country (unaudited) June 30, 2006

DOMESTIC	VALUE	% OF MARKET VALUE
UNITED STATES OF AMERICA	$2,288,650	2.59%

TOTAL DOMESTIC	2,288,650	2.59

FOREIGN
AUSTRALIA	3,718,098	4.21
BRAZIL	363,724	0.41
CHINA	72,551	0.08
FINLAND	3,304,236	3.74
FRANCE	9,521,958	10.77
GERMANY	18,544,129	20.98
HONG KONG	1,778,035	2.01
INDIA	840,631	0.95
INDONESIA	27,437	0.03
ITALY	5,144,808	5.82
JAPAN	20,572,924	23.28
NETHERLANDS	1,892,307	2.14
REPUBLIC OF KOREA	74,763	0.08
RUSSIA	172,499	0.20
SINGAPORE	511,887	0.58
SWITZERLAND	7,394,441	8.37
UNITED KINGDOM	12,156,821	13.76

TOTAL FOREIGN	86,091,249	97.41

TOTAL PORTFOLIO	$88,379,899	100.00%

62	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Fund	Summary portfolio of investments (unaudited) June 30, 2006

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	COMMON STOCKS
	APPAREL AND ACCESSORY STORES
	Gap, Inc	71,859	$1,250,347	2.34%

			1,250,347	2.34

	APPAREL AND OTHER TEXTILE PRODUCTS		49,151	0.09

	BUSINESS SERVICES
*	United Rentals, Inc	13,222	422,840	0.79
	Other		798,784	1.50

			1,221,624	2.29

	CHEMICALS AND ALLIED PRODUCTS
	Colgate-Palmolive Co	12,549	751,685	1.41
	Pfizer, Inc	21,477	504,065	0.94
*	Sepracor, Inc	7,246	414,036	0.77
	Wyeth	11,874	527,324	0.99
	Other		1,071,555	2.01

			3,268,665	6.12

	COAL MINING
	Sasol Ltd (ADR)	12,172	470,326	0.88

			470,326	0.88

	COMMUNICATIONS
	AT&T, Inc	38,232	1,066,290	2.00
	BellSouth Corp	12,330	446,346	0.84
	Sprint Nextel Corp	35,947	718,581	1.34
	Other		257,111	0.48

			2,488,328	4.66

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	40,877	1,966,184	3.68
	Bank of New York Co, Inc	17,474	562,663	1.05
	Citigroup, Inc	8,577	413,754	0.77
	Hudson City Bancorp, Inc	60,503	806,505	1.51
	JPMorgan Chase & Co	44,492	1,868,660	3.50
	Marshall & Ilsley Corp	7,810	357,229	0.67
	South Financial Group, Inc	16,741	442,130	0.83
	SunTrust Banks, Inc	13,946	1,063,520	1.99
	US Bancorp	12,343	381,152	0.71
	Washington Mutual, Inc	12,003	547,097	1.03
	Wells Fargo & Co	13,019	873,315	1.64
	Other		430,293	0.81

			9,712,502	18.19

	EATING AND DRINKING PLACES
	Brinker International, Inc	17,755	644,507	1.21
	Compass Group plc	70,935	344,066	0.64

			988,573	1.85

	ELECTRIC, GAS, AND SANITARY SERVICES
	American Electric Power Co, Inc	13,932	477,171	0.89
	DPL, Inc	22,379	599,757	1.12

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	63

Large-Cap Value Fund	Summary portfolio of investments (unaudited) June 30, 2006	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES—(continued)
	Other		$1,524,796	2.86%

			2,601,724	4.87

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Honeywell International, Inc	30,300	1,221,090	2.29
*	JDS Uniphase Corp	159,468	403,454	0.76
	Other		1,598,391	2.99

			3,222,935	6.04

	ENGINEERING AND MANAGEMENT SERVICES		322,281	0.60

	FABRICATED METAL PRODUCTS		324,140	0.61

	FOOD AND KINDRED PRODUCTS		105,374	0.20

	FOOD STORES
	Supervalu, Inc	23,107	709,385	1.33

			709,385	1.33

	FORESTRY		189,550	0.36

	GENERAL BUILDING CONTRACTORS		185,173	0.35

	HEALTH SERVICES
*	Healthsouth Corp	94,269	362,936	0.68

			362,936	0.68

	HOLDING AND OTHER INVESTMENT OFFICES
	New Century Financial Corp	10,527	481,610	0.90
	Other		255,442	0.48

			737,052	1.38

	HOTELS AND OTHER LODGING PLACES
	Accor S.A.	14,183	863,049	1.62
	Other		147,662	0.27

			1,010,711	1.89

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	Alstom RGPT	6,556	598,953	1.12
	Hewlett-Packard Co	32,799	1,039,072	1.95

			1,638,025	3.07

	INSTRUMENTS AND RELATED PRODUCTS		429,188	0.80

	INSURANCE AGENTS, BROKERS AND SERVICE		418,692	0.78

	INSURANCE CARRIERS
	Aetna, Inc	12,104	483,313	0.90
	American International Group, Inc	16,368	966,530	1.81
	PartnerRe Ltd	6,486	415,428	0.78
	St. Paul Travelers Cos, Inc	21,351	951,828	1.78
	Other		1,626,339	3.05

			4,443,438	8.32

	METAL MINING		539,840	1.01

	MISCELLANEOUS RETAIL
*	Sears Holdings Corp	8,142	1,260,707	2.36
	Other		264,894	0.50

			1,525,601	2.86

64	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Fund	Summary portfolio of investments (unaudited) June 30, 2006	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	NONDEPOSITORY INSTITUTIONS
	Fannie Mae	19,547	$940,211	1.76%
	Other		301,868	0.57

			1,242,079	2.33

	OIL AND GAS EXTRACTION
	Devon Energy Corp	7,463	450,840	0.85
	Petroleo Brasileiro S.A. (ADR)	4,652	415,470	0.78
	Other		781,725	1.46

			1,648,035	3.09

	PAPER AND ALLIED PRODUCTS		280,913	0.53

	PETROLEUM AND COAL PRODUCTS
	Chevron Corp	23,663	1,468,526	2.75
	Exxon Mobil Corp	11,796	723,685	1.36
	Valero Energy Corp	7,489	498,168	0.93
	Other		686,866	1.29

			3,377,245	6.33

	PRINTING AND PUBLISHING		325,770	0.61

	SECURITY AND COMMODITY BROKERS
	Morgan Stanley	24,289	1,535,308	2.87
	Waddell & Reed Financial, Inc (Class A)	21,238	436,653	0.82
	Other		304,182	0.57

			2,276,143	4.26

	STONE, CLAY, AND GLASS PRODUCTS
*	Owens-Illinois, Inc	22,451	376,279	0.70
	Other		197,303	0.37

			573,582	1.07

	TOBACCO PRODUCTS
	Altria Group, Inc	26,407	1,939,066	3.63

			1,939,066	3.63

	TRANSPORTATION BY AIR		726,358	1.36

	TRANSPORTATION EQUIPMENT		55,977	0.11

	TRANSPORTATION SERVICES		295,882	0.55

	TRUCKING AND WAREHOUSING		157,197	0.30

	WHOLESALE TRADE-DURABLE GOODS		337,251	0.63

	WHOLESALE TRADE-NONDURABLE GOODS
	Akzo Nobel NV	12,978	699,616	1.31
	Cardinal Health, Inc	11,452	736,707	1.38
	Other		63,967	0.12

			1,500,290	2.81

	TOTAL COMMON STOCKS	(Cost $47,390,985)	52,951,349	99.18

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	65

Large-Cap Value Fund	Summary portfolio of investments (unaudited) June 30, 2006	concluded

	ISSUER	SHARES	VALUE	% OF NET ASSETS
	SHORT-TERM INVESTMENTS
†	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		$150,000	0.28%

	TOTAL SHORT-TERM INVESTMENTS	(Cost $149,959)	150,000	0.28

	TOTAL PORTFOLIO	(Cost $47,540,944)	53,101,349	99.46
	OTHER ASSETS & LIABILITIES, NET		285,770	0.54

	NET ASSETS		$53,387,119	100.00%

*	Non-income producing
†	Notes have rate of 4.950% and mature on 7/03/06.

ABBREVIATION:

ADR—American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

66	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund	Summary portfolio of investments (unaudited) June 30, 2006

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS		$46,852	0.09%

	AMUSEMENT AND RECREATION SERVICES		364,900	0.68

	APPAREL AND ACCESSORY STORES
*	Pacific Sunwear Of California, Inc	8,467	151,813	0.28
*	Payless Shoesource, Inc	7,400	201,058	0.38
	Other		898,514	1.68

			1,251,385	2.34

	APPAREL AND OTHER TEXTILE PRODUCTS
	Phillips-Van Heusen Corp	3,800	145,008	0.27
	Other		260,675	0.49

			405,683	0.76

	AUTO REPAIR, SERVICES AND PARKING		174,260	0.32

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		53,654	0.10

	BUILDING MATERIALS AND GARDEN SUPPLIES		10,180	0.02

	BUSINESS SERVICES
*	CNET Networks, Inc	21,400	170,772	0.32
*	Heidrick & Struggles International, Inc	4,700	159,048	0.30
*	Manhattan Associates, Inc	7,000	142,030	0.26
*	Mantech International Corp (Class A)	5,375	165,872	0.31
*	Spherion Corp	18,600	169,632	0.32
*	Vignette Corp	10,400	151,632	0.28
	Other		4,885,458	9.12

			5,844,444	10.91

	CHEMICALS AND ALLIED PRODUCTS
*	Pioneer Cos, Inc	5,237	142,865	0.27
*	United Therapeutics Corp	2,545	147,025	0.27
	Other		3,003,521	5.61

			3,293,411	6.15

	COAL MINING
	Penn Virginia Corp	2,800	195,664	0.37
	Other		113,717	0.21

			309,381	0.58

	COMMUNICATIONS		1,025,412	1.91

	DEPOSITORY INSTITUTIONS
	First Niagara Financial Group, Inc	11,950	167,539	0.31
*	FirstFed Financial Corp	3,600	207,612	0.39
	Greater Bay Bancorp	6,655	191,331	0.36
	Hanmi Financial Corp	7,985	155,228	0.29
	MB Financial, Inc	4,245	150,103	0.28
	Other		4,262,893	7.96

			5,134,706	9.59

	EATING AND DRINKING PLACES		1,133,982	2.12

	EDUCATIONAL SERVICES		297,899	0.56

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	67

Small-Cap Equity Fund	Summary portfolio of investments (unaudited) June 30, 2006	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
	Nicor, Inc	6,400	$265,600	0.50%
	NorthWestern Corp	4,455	153,029	0.28
	Other		1,284,784	2.40

			1,703,413	3.18

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Arris Group, Inc	17,500	229,600	0.43
*	Atmel Corp	25,300	140,415	0.26
*	Ikanos Communications, Inc	10,950	166,331	0.31
*	Plexus Corp	6,100	208,681	0.39
*	RF Micro Devices, Inc	30,100	179,697	0.33
*	Zoran Corp	8,100	197,154	0.37
	Other		3,056,930	5.71

			4,178,808	7.80

	ENGINEERING AND MANAGEMENT SERVICES		1,047,425	1.96

	FABRICATED METAL PRODUCTS		462,415	0.86

	FOOD AND KINDRED PRODUCTS		484,456	0.90

	FOOD STORES		134,170	0.25

	FURNITURE AND FIXTURES		501,021	0.94

	FURNITURE AND HOMEFURNISHINGS STORES		18,732	0.03

	GENERAL BUILDING CONTRACTORS		197,032	0.37

	GENERAL MERCHANDISE STORES		371,223	0.69

	HEALTH SERVICES		918,773	1.72

	HEAVY CONSTRUCTION, EXCEPT BUILDING		117,702	0.22

	HOLDING AND OTHER INVESTMENT OFFICES
	BioMed Realty Trust, Inc	6,824	204,311	0.38
	Colonial Properties Trust	4,500	222,300	0.42
	Highwoods Properties, Inc	4,513	163,280	0.31
	Innkeepers U.S.A. Trust	9,300	160,704	0.30
	iShares Russell 2000 Index Fund	14,841	1,067,068	1.99
	Taubman Centers, Inc	3,700	151,330	0.28
	Other		2,803,054	5.23

			4,772,047	8.91

	HOTELS AND OTHER LODGING PLACES		115,832	0.22

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	Advanced Digital Information Corp	16,007	188,402	0.35
*	AGCO Corp	5,500	144,760	0.27
*	Emulex Corp	12,700	206,629	0.39
	Other		1,736,211	3.24

			2,276,002	4.25

	INSTRUMENTS AND RELATED PRODUCTS
*	Intuitive Surgical, Inc	1,300	153,361	0.29
*	Kyphon, Inc	3,899	149,566	0.28
*	Varian, Inc	4,728	196,259	0.37

68	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund	Summary portfolio of investments (unaudited) June 30, 2006	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	INSTRUMENTS AND RELATED PRODUCTS—(continued)
	Other		$2,882,652	5.37%

			3,381,838	6.31

	INSURANCE AGENTS, BROKERS AND SERVICE		44,310	0.08

	INSURANCE CARRIERS		1,601,262	2.99

	JUSTICE, PUBLIC ORDER AND SAFETY		84,704	0.16

	LEATHER AND LEATHER PRODUCTS
	Wolverine World Wide, Inc	6,400	149,312	0.28
	Other		126,381	0.23

			275,693	0.51

	LEGAL SERVICES		94,110	0.18

	LUMBER AND WOOD PRODUCTS
*	Champion Enterprises, Inc	13,400	147,936	0.28
	Other		182,346	0.34

			330,282	0.62

	METAL MINING		134,793	0.25

	MISCELLANEOUS MANUFACTURING INDUSTRIES
	Callaway Golf Co	11,500	149,385	0.28
	Other		175,717	0.33

			325,102	0.61

	MISCELLANEOUS RETAIL
	Longs Drug Stores Corp	3,300	150,546	0.28
	Other		372,797	0.70

			523,343	0.98

	MOTION PICTURES		66,327	0.12

	NONDEPOSITORY INSTITUTIONS
*	CompuCredit Corp	4,919	189,086	0.36
	Other		526,345	0.98

			715,431	1.34

	OIL AND GAS EXTRACTION
*	Hercules Offshore, Inc	4,578	160,230	0.30
	Other		979,131	1.83

			1,139,361	2.13

	PAPER AND ALLIED PRODUCTS		88,743	0.17

	PERSONAL SERVICES		159,834	0.30

	PETROLEUM AND COAL PRODUCTS
	Alon USA Energy, Inc	6,100	191,967	0.36
	Other		327,024	0.61

			518,991	0.97

	PRIMARY METAL INDUSTRIES		1,070,768	2.00

	PRINTING AND PUBLISHING		510,393	0.95

	REAL ESTATE
	Jones Lang LaSalle, Inc	1,700	148,835	0.28

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	69

Small-Cap Equity Fund	Summary portfolio of investments (unaudited) June 30, 2006	concluded

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	REAL ESTATE—(continued)
	Other		$357,606	0.67%

			506,441	0.95

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		424,094	0.79

	SECURITY AND COMMODITY BROKERS		525,757	0.98

	SOCIAL SERVICES		130,537	0.24

	SPECIAL TRADE CONTRACTORS
*	EMCOR Group, Inc	3,300	160,611	0.30
	Other		266,223	0.50

			426,834	0.80

	STONE, CLAY, AND GLASS PRODUCTS		96,580	0.18

	TEXTILE MILL PRODUCTS		78,820	0.15

	TOBACCO PRODUCTS		37,375	0.07

	TRANSPORTATION BY AIR
*	EGL, Inc	4,039	202,758	0.38
	Other		452,416	0.84

			655,174	1.22

	TRANSPORTATION EQUIPMENT		1,027,109	1.92

	TRANSPORTATION SERVICES		190,354	0.36

	TRUCKING AND WAREHOUSING		291,150	0.54

	WATER TRANSPORTATION		51,950	0.10

	WHOLESALE TRADE-DURABLE GOODS
	Reliance Steel & Aluminum Co	1,900	157,605	0.29
	Other		568,021	1.06

			725,626	1.35

	WHOLESALE TRADE-NONDURABLE GOODS
*	Performance Food Group Co	4,978	151,232	0.28
	Other		247,656	0.46

			398,888	0.74

	TOTAL COMMON STOCKS	(Cost $51,229,073)	53,277,174	99.49

	ISSUER	PRINCIPAL
	SHORT-TERM INVESTMENTS
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	$200,000	200,000	0.37

	TOTAL SHORT-TERM INVESTMENTS	(Cost $199,946)	200,000	0.37

	TOTAL PORTFOLIO	(Cost $51,429,019)	53,477,174	99.86
	OTHER ASSETS & LIABILITIES, NET		72,840	0.14

	NET ASSETS		$53,550,014	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

70	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Fund	Summary portfolio of investments (unaudited) June 30, 2006

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS		$6,049	—	%**

	AGRICULTURAL PRODUCTION-LIVESTOCK		16,446	0.01

	AMUSEMENT AND RECREATION SERVICES		402,948	0.26

	APPAREL AND ACCESSORY STORES		1,060,779	0.69

	APPAREL AND OTHER TEXTILE PRODUCTS		288,452	0.19

	AUTO REPAIR, SERVICES AND PARKING		102,757	0.07

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		268,559	0.17

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	23,041	824,637	0.53
	Other		642,141	0.42

			1,466,778	0.95

	BUSINESS SERVICES
*	Google, Inc (Class A)	2,272	952,718	0.62
	Microsoft Corp	96,509	2,248,660	1.46
*	Oracle Corp	43,241	626,562	0.40
	Other		7,100,539	4.60

			10,928,479	7.08

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	16,605	724,144	0.47
*	Amgen, Inc	12,952	844,859	0.55
	Eli Lilly & Co	10,697	591,223	0.38
	Merck & Co, Inc	23,744	864,994	0.56
	Pfizer, Inc	79,712	1,870,841	1.21
	Procter & Gamble Co	35,486	1,973,022	1.28
	Wyeth	14,663	651,184	0.42
	Other		6,624,927	4.29

			14,145,194	9.16

	COAL MINING		412,288	0.27

	COMMUNICATIONS
	AT&T, Inc	42,399	1,182,508	0.77
	BellSouth Corp	19,825	717,665	0.46
*	Comcast Corp (Class A)	21,223	694,841	0.45
	Sprint Nextel Corp	31,530	630,285	0.41
	Verizon Communications, Inc	31,737	1,062,872	0.69
	Other		2,952,919	1.91

			7,241,090	4.69

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	49,647	2,388,021	1.55
	Citigroup, Inc	54,081	2,608,867	1.69
	JPMorgan Chase & Co	37,801	1,587,642	1.03
	US Bancorp	19,364	597,960	0.39
	Wachovia Corp	17,497	946,238	0.61
	Wells Fargo & Co	18,276	1,225,954	0.79
	Other		6,410,586	4.15

			15,765,268	10.21

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	71

Stock Index Fund	Summary portfolio of investments (unaudited) June 30, 2006	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	EATING AND DRINKING PLACES		$1,449,326	0.94%

	EDUCATIONAL SERVICES		216,578	0.14

	ELECTRIC, GAS, AND SANITARY SERVICES		6,286,839	4.07

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Cisco Systems, Inc	66,567	1,300,053	0.84
	Intel Corp	63,285	1,199,251	0.78
	Qualcomm, Inc	18,235	730,676	0.47
	Other		5,924,141	3.84

			9,154,121	5.93

	ENGINEERING AND MANAGEMENT SERVICES		1,253,046	0.81

	ENVIRONMENTAL QUALITY AND HOUSING		2,505	—	**

	FABRICATED METAL PRODUCTS		628,151	0.41

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	22,170	953,753	0.62
	PepsiCo, Inc	17,978	1,079,399	0.70
	Other		2,515,898	1.63

			4,549,050	2.95

	FOOD STORES		411,720	0.27

	FORESTRY		197,575	0.13

	FURNITURE AND FIXTURES		523,585	0.34

	FURNITURE AND HOMEFURNISHINGS STORES		548,423	0.36

	GENERAL BUILDING CONTRACTORS		550,734	0.36

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc	26,748	1,288,451	0.83
	Other		1,480,080	0.96

			2,768,531	1.79

	HEALTH SERVICES		2,483,461	1.61

	HEAVY CONSTRUCTION, EXCEPT BUILDING		23,155	0.01

	HOLDING AND OTHER INVESTMENT OFFICES		4,134,651	2.68

	HOTELS AND OTHER LODGING PLACES		786,893	0.51

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	8,203	662,556	0.43
*	Dell, Inc	25,116	613,082	0.40
	Hewlett-Packard Co	30,652	971,055	0.63
	International Business Machines Corp	16,866	1,295,646	0.84
	Other		4,688,597	3.03

			8,230,936	5.33

	INSTRUMENTS AND RELATED PRODUCTS
	Johnson & Johnson	32,212	1,930,143	1.25
	Medtronic, Inc	13,132	616,153	0.40
	Other		3,750,059	2.43

			6,296,355	4.08

	INSURANCE AGENTS, BROKERS AND SERVICE		666,976	0.43

72	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Fund	Summary portfolio of investments (unaudited) June 30, 2006	continued

COMPANY	SHARES	VALUE	% OF NET ASSETS

INSURANCE CARRIERS
American International Group, Inc	23,963	$1,415,015	0.92%
UnitedHealth Group, Inc	14,654	656,206	0.43
Other		4,929,870	3.19

		7,001,091	4.54

JUSTICE, PUBLIC ORDER AND SAFETY		25,052	0.02

LEATHER AND LEATHER PRODUCTS		177,714	0.12

LEGAL SERVICES		17,413	0.01

LOCAL AND INTERURBAN PASSENGER TRANSIT		27,821	0.02

LUMBER AND WOOD PRODUCTS		58,871	0.04

METAL MINING		598,563	0.39

MISCELLANEOUS MANUFACTURING INDUSTRIES		309,536	0.20

MISCELLANEOUS RETAIL		1,850,274	1.20

MOTION PICTURES
Time Warner, Inc	45,887	793,845	0.52
Walt Disney Co	23,808	714,240	0.46
Other		605,623	0.39

		2,113,708	1.37

NONDEPOSITORY INSTITUTIONS
American Express Co	11,771	626,453	0.40
Other		2,081,962	1.35

		2,708,415	1.75

NONMETALLIC MINERALS, EXCEPT FUELS		123,454	0.08

OIL AND GAS EXTRACTION		3,723,066	2.41

PAPER AND ALLIED PRODUCTS		803,119	0.52

PERSONAL SERVICES		248,391	0.16

PETROLEUM AND COAL PRODUCTS
Chevron Corp	24,113	1,496,453	0.97
ConocoPhillips	17,956	1,176,657	0.76
Exxon Mobil Corp	65,820	4,038,057	2.61
Other		2,172,513	1.41

		8,883,680	5.75

PRIMARY METAL INDUSTRIES		1,612,239	1.04

PRINTING AND PUBLISHING		979,908	0.63

RAILROAD TRANSPORTATION		1,053,041	0.68

REAL ESTATE		190,426	0.12

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		236,963	0.15

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc	4,166	626,691	0.40
Merrill Lynch & Co, Inc	10,069	700,400	0.45
Morgan Stanley	11,652	736,523	0.48
Other		2,310,406	1.50

		4,374,020	2.83

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	73

Stock Index Fund	Summary portfolio of investments (unaudited) June 30, 2006	concluded

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	SOCIAL SERVICES		$20,870	0.01%

	SPECIAL TRADE CONTRACTORS		95,976	0.06

	STONE, CLAY, AND GLASS PRODUCTS		134,884	0.09

	TEXTILE MILL PRODUCTS		10,708	0.01

	TOBACCO PRODUCTS
	Altria Group, Inc	22,717	1,668,109	1.08
	Other		148,360	0.10

			1,816,469	1.18

	TRANSPORTATION BY AIR		818,185	0.53

	TRANSPORTATION EQUIPMENT
	Boeing Co	8,698	712,453	0.46
	United Technologies Corp	10,997	697,430	0.45
	Other		2,629,098	1.71

			4,038,981	2.62

	TRANSPORTATION SERVICES		343,022	0.22

	TRUCKING AND WAREHOUSING
	United Parcel Service, Inc (Class B)	6,896	567,748	0.37
	Other		228,308	0.15

			796,056	0.52

	WATER TRANSPORTATION		97,617	0.06

	WHOLESALE TRADE-DURABLE GOODS
	General Electric Co	113,124	3,728,567	2.41
	Other		647,639	0.42

			4,376,206	2.83

	WHOLESALE TRADE-NONDURABLE GOODS		1,211,905	0.79

	TOTAL COMMON STOCKS	(Cost $145,349,542)	154,145,342	99.85

	SHORT-TERM INVESTMENTS
†	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		150,000	0.10

	TOTAL SHORT-TERM INVESTMENTS	(Cost $149,960)	150,000	0.10

	TOTAL PORTFOLIO	(Cost $145,499,502)	154,295,342	99.95
	OTHER ASSETS & LIABILITIES, NET		84,083	0.05

	NET ASSETS		$154,379,425	100.00%

*	Non-income producing
**	Percentage represents less than 0.01%.
†	Notes have rate of 4.950% and mature on 7/03/06.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

74	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund	Summary portfolio of investments (unaudited) June 30, 2006

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS		$3,528	0.01%

	APPAREL AND ACCESSORY STORES		256,152	0.78

	APPAREL AND OTHER TEXTILE PRODUCTS		26,056	0.08

	AUTO REPAIR, SERVICES AND PARKING		11,081	0.03

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		25,725	0.08

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	7,028	251,532	0.77
	Other		145,608	0.45

			397,140	1.22

	BUSINESS SERVICES
*	Google, Inc (Class A)	396	166,055	0.51
	Microsoft Corp	25,950	604,635	1.85
	Other		1,162,429	3.55

			1,933,119	5.91

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	5,406	235,756	0.72
*	Amgen, Inc	4,111	268,161	0.82
	Bristol-Myers Squibb Co	6,909	178,667	0.55
	Merck & Co, Inc	9,294	338,580	1.03
	Procter & Gamble Co	10,756	598,033	1.83
	Other		1,593,381	4.87

			3,212,578	9.82

	COMMUNICATIONS
	AT&T, Inc	12,911	360,088	1.10
	BellSouth Corp	6,300	228,060	0.70
	Sprint Nextel Corp	8,184	163,598	0.50
	Verizon Communications, Inc	10,976	367,586	1.12
	Other		571,017	1.75

			1,690,349	5.17

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	13,050	627,705	1.92
	SunTrust Banks, Inc	2,000	152,520	0.47
	US Bancorp	9,300	287,184	0.88
	Wachovia Corp	6,500	351,520	1.07
	Washington Mutual, Inc	5,290	241,118	0.74
	Wells Fargo & Co	6,200	415,896	1.27
	Other		1,338,828	4.09

			3,414,771	10.44

	EATING AND DRINKING PLACES
	McDonald’s Corp	7,066	237,418	0.72
	Other		185,455	0.57

			422,873	1.29

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	75

Social Choice Equity Fund	Summary portfolio of investments (unaudited) June 30, 2006	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
	Kinder Morgan, Inc	1,615	$161,322	0.49%
	Other		1,732,877	5.30

			1,894,199	5.79

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Cisco Systems, Inc	17,600	343,728	1.05
	Emerson Electric Co	3,178	266,348	0.82
	Intel Corp	19,509	369,696	1.13
	Motorola, Inc	7,700	155,155	0.48
	Qualcomm, Inc	5,000	200,350	0.61
	Other		654,923	2.00

			1,990,200	6.09

	ENGINEERING AND MANAGEMENT SERVICES		283,546	0.87

	FABRICATED METAL PRODUCTS
	Illinois Tool Works, Inc	3,802	180,595	0.55
	Other		53,973	0.17

			234,568	0.72

	FOOD AND KINDRED PRODUCTS
	PepsiCo, Inc	6,221	373,509	1.14
	Other		487,445	1.49

			860,954	2.63

	FOOD STORES		100,815	0.31

	FORESTRY		35,794	0.11

	FURNITURE AND FIXTURES		226,534	0.69

	FURNITURE AND HOMEFURNISHINGS STORES		110,324	0.34

	GENERAL BUILDING CONTRACTORS		137,872	0.42

	GENERAL MERCHANDISE STORES
	Target Corp	3,400	166,158	0.51
	Other		268,612	0.82

			434,770	1.33

	HEALTH SERVICES
*	WellPoint, Inc	2,112	153,690	0.47
	Other		241,995	0.74

			395,685	1.21

	HOLDING AND OTHER INVESTMENT OFFICES		877,557	2.68

	HOTELS AND OTHER LODGING PLACES		114,015	0.35

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	4,066	328,411	1.00
*	Dell, Inc	6,700	163,547	0.50
	Hewlett-Packard Co	8,619	273,050	0.84
	International Business Machines Corp	5,600	430,192	1.32
	Other		866,941	2.65

			2,062,141	6.31

76	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund	Summary portfolio of investments (unaudited) June 30, 2006	continued

COMPANY	SHARES	VALUE	% OF NET ASSETS

INSTRUMENTS AND RELATED PRODUCTS
Johnson & Johnson	11,036	$661,277	2.02%
Medtronic, Inc	4,566	214,237	0.66
Other		787,577	2.41

		1,663,091	5.09

INSURANCE AGENTS, BROKERS AND SERVICE		165,068	0.51

INSURANCE CARRIERS
Prudential Financial, Inc	2,550	198,135	0.61
St. Paul Travelers Cos, Inc	3,716	165,659	0.51
Other		1,135,530	3.47

		1,499,324	4.59

LEATHER AND LEATHER PRODUCTS		27,030	0.08

LUMBER AND WOOD PRODUCTS		4,416	0.01

METAL MINING		27,820	0.09

MISCELLANEOUS MANUFACTURING INDUSTRIES		42,578	0.13

MISCELLANEOUS RETAIL
Walgreen Co	3,700	165,908	0.51
Other		268,609	0.82

		434,517	1.33

MOTION PICTURES
Time Warner, Inc	18,864	326,347	1.00
Walt Disney Co	8,927	267,810	0.82
Other		23,668	0.07

		617,825	1.89

NONDEPOSITORY INSTITUTIONS
American Express Co	5,653	300,853	0.92
Freddie Mac	3,400	193,834	0.59
Other		500,205	1.53

		994,892	3.04

NONMETALLIC MINERALS, EXCEPT FUELS		88,249	0.27

OIL AND GAS EXTRACTION
Anadarko Petroleum Corp	4,212	200,870	0.62
Apache Corp	2,702	184,412	0.56
Devon Energy Corp	2,934	177,243	0.54
Other		1,057,565	3.23

		1,620,090	4.95

PAPER AND ALLIED PRODUCTS		315,374	0.97

PETROLEUM AND COAL PRODUCTS
Valero Energy Corp	2,400	159,648	0.49
Other		325,044	0.99

		484,692	1.48

PRIMARY METAL INDUSTRIES		470,440	1.44

PRINTING AND PUBLISHING		306,750	0.94

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	77

Social Choice Equity Fund	Summary portfolio of investments (unaudited) June 30, 2006	concluded

COMPANY	SHARES	VALUE	% OF NET ASSETS

RAILROAD TRANSPORTATION
Norfolk Southern Corp	3,185	$169,506	0.52%
Other		77,034	0.23

		246,540	0.75

REAL ESTATE		12,527	0.04

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		11,082	0.03

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc	1,610	242,192	0.74
Merrill Lynch & Co, Inc	4,336	301,612	0.92
Other		471,946	1.45

		1,015,750	3.11

SOCIAL SERVICES		2,560	0.01

SPECIAL TRADE CONTRACTORS		13,067	0.04

STONE, CLAY, AND GLASS PRODUCTS		18,550	0.06

TEXTILE MILL PRODUCTS		7,882	0.02

TRANSPORTATION BY AIR		233,201	0.71

TRANSPORTATION EQUIPMENT		353,494	1.08

TRANSPORTATION SERVICES		17,047	0.05

TRUCKING AND WAREHOUSING
United Parcel Service, Inc (Class B)	3,044	250,613	0.77

		250,613	0.77

WATER TRANSPORTATION		20,988	0.06

WHOLESALE TRADE-DURABLE GOODS		202,879	0.62

WHOLESALE TRADE-NONDURABLE GOODS		255,069	0.78

TOTAL COMMON STOCKS	(Cost $32,087,367)	32,575,751	99.62

TOTAL PORTFOLIO	(Cost $32,087,367)	32,575,751	99.62
OTHER ASSETS & LIABILITIES, NET		124,785	0.38

NET ASSETS		$32,700,536	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

78	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Real Estate Securities Fund	Summary portfolio of investments (unaudited) June 30, 2006

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	COMMON STOCKS
	HOLDING AND OTHER INVESTMENT OFFICES
	Alexandria Real Estate Equities, Inc	9,280	$822,950	1.01%
	AMB Property Corp	14,400	727,920	0.89
	Apartment Investment & Management Co (Class A)	11,500	499,675	0.61
	Archstone-Smith Trust	50,500	2,568,935	3.15
	AvalonBay Communities, Inc	17,000	1,880,540	2.30
	BioMed Realty Trust, Inc	52,000	1,556,880	1.91
	Boston Properties, Inc	45,500	4,113,200	5.04
	BRE Properties, Inc (Class A)	13,500	742,500	0.91
	CBL & Associates Properties, Inc	14,900	580,057	0.71
	Cogdell Spencer, Inc	68,177	1,330,133	1.63
	Corporate Office Properties Trust	50,750	2,135,560	2.62
	Developers Diversified Realty Corp	19,000	991,420	1.22
	EastGroup Properties, Inc	20,375	951,105	1.17
	Education Realty Trust, Inc	64,900	1,080,585	1.32
	Equity Office Properties Trust	43,560	1,590,376	1.95
	Equity Residential	83,600	3,739,428	4.58
	Essex Property Trust, Inc	7,000	781,620	0.96
	Extra Space Storage, Inc	60,000	974,400	1.19
	Federal Realty Investment Trust	18,000	1,260,000	1.54
	Feldman Mall Properties, Inc	56,000	613,760	0.75
	First Potomac Realty Trust	23,000	685,170	0.84
	General Growth Properties, Inc	46,000	2,072,760	2.54
	Glenborough Realty Trust, Inc	44,000	947,760	1.16
f,v*	GSC Capital Corp	20,000	500,000	0.61
	Hersha Hospitality Trust	55,607	516,589	0.63
	Highwoods Properties, Inc	20,000	723,600	0.89
	Host Marriott Corp	98,404	2,152,095	2.64
	iShares Cohen & Steers Realty Majors Index Fund	30,123	2,522,500	3.09
	iShares Dow Jones US Real Estate Index Fund	30,918	2,202,908	2.70
	Kilroy Realty Corp	20,400	1,473,900	1.81
	Kimco Realty Corp	53,300	1,944,917	2.38
	Macerich Co	31,000	2,176,200	2.67
	Medical Properties Trust, Inc	45,000	496,800	0.61
	Mission West Properties, Inc	35,500	393,340	0.48
	Monmouth REIT (Class A)	64,529	520,104	0.64
	Pan Pacific Retail Properties, Inc	10,500	728,385	0.89
	Prologis	64,500	3,361,740	4.12
	Public Storage, Inc	30,400	2,307,360	2.83
	Reckson Associates Realty Corp	28,400	1,175,192	1.44
	Regency Centers Corp	14,700	913,605	1.12
	Simon Property Group, Inc	51,900	4,304,586	5.28
	SL Green Realty Corp	17,100	1,871,937	2.29
	Strategic Hotel Capital, Inc	30,000	622,200	0.76
	Taubman Centers, Inc	9,500	388,550	0.48
	Trizec Properties, Inc	45,000	1,288,800	1.58
	United Dominion Realty Trust, Inc	32,300	904,723	1.11
	Vornado Realty Trust	48,500	4,731,175	5.80
	Weingarten Realty Investors	20,900	800,052	0.98
	Other		6,638,229	8.14

			78,306,221	95.97

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	79

Real Estate Securities Fund	Summary portfolio of investments (unaudited) June 30, 2006	concluded

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	HOTELS AND OTHER LODGING PLACES
	Starwood Hotels & Resorts Worldwide, Inc	8,200	$494,788	0.61%

			494,788	0.61

	REAL ESTATE
*	Brookfield Properties Corp	55,500	1,785,435	2.19
	Other		340,000	0.41

			2,125,435	2.60

	TOTAL COMMON STOCKS	(Cost $72,090,334)	80,926,444	99.18

	TOTAL PORTFOLIO	(Cost $72,090,334)	80,926,444	99.18
	OTHER ASSETS & LIABILITIES, NET		671,227	0.82

	NET ASSETS		$81,597,671	100.00%

*	Non-income producing
f	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transaction exempt from registration to qualified institutional buyers.
At June 30, 2006 the value of these securities amounted to $500,000 or 0.61% of net assets.
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

Restricted securities held by the Fund are as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE
GSC Capital Corp	06/24/05	$500,000	$500,000

80	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Bond Fund	Summary portfolio of investments (unaudited) June 30, 2006

	ISSUER	RATING†	PRINCIPAL	VALUE	% OF NET ASSETS

	BONDS
	CORPORATE BONDS
	ASSET BACKED
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B) 5.700%, 02/25/34	Baa2	$500,000	$479,123	0.70%
	CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2) 6.390%, 12/25/30	A2	490,829	488,320	0.72
v	Long Beach Asset Holdings Corp Series 2006-4 (Class N1) 5.877%, 06/25/46	NR	500,000	500,000	0.74
	Residential Funding Mortgage Securities II, Inc Series 2006-HSA2 (Class AI3) 5.550%, 03/25/36	Aaa	1,000,000	988,859	1.45
h,v	Sierra Receivables Funding Co Series 2006-1A (Class A1) 5.840%, 05/20/18	Aaa	500,000	499,951	0.74
	TRAINS 5.940%, 01/25/07	A3	2,119,999	2,117,202	3.11
	TRAINS 6.962%, 01/15/12	A3	3,420,000	3,556,458	5.23
	Other			1,621,331	2.38

				10,251,244	15.07

	BUILDING MATERIALS AND GARDEN SUPPLIES			95,865	0.14

	CHEMICALS AND ALLIED PRODUCTS			328,995	0.48

	COMMUNICATIONS			1,308,677	1.92

	DEPOSITORY INSTITUTIONS			1,666,259	2.45

	ELECTRIC, GAS, AND SANITARY SERVICES			616,687	0.91

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			98,105	0.15

	FOOD AND KINDRED PRODUCTS			90,933	0.13

	GENERAL BUILDING CONTRACTORS			182,105	0.27

	GENERAL MERCHANDISE STORES			308,390	0.45

	HEALTH SERVICES			95,596	0.14

	HOLDING AND OTHER INVESTMENT OFFICES			96,410	0.14

	INSTRUMENTS AND RELATED PRODUCTS			91,657	0.14

	INSURANCE CARRIERS			376,748	0.55

	METAL MINING			183,513	0.27

	MISCELLANEOUS MANUFACTURING INDUSTRIES			95,990	0.14

	MOTION PICTURES			191,358	0.28

	NONDEPOSITORY INSTITUTIONS
	General Electric Capital Corp 6.000%, 06/15/12	Aaa	500,000	505,499	0.74
	Other			1,391,807	2.05

				1,897,306	2.79

	OIL AND GAS EXTRACTION			450,236	0.66

	OTHER MORTGAGE BACKED SECURITIES
	Bank of America Alternative Loan Trust Series 2004-7 (Class 2A1) 6.000%, 08/25/34	Aaa	590,494	577,025	0.85
	JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3) 5.376%, 07/12/37	Aaa	750,000	734,627	1.08

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	81

Bond Fund	Summary portfolio of investments (unaudited) June 30, 2006	continued

ISSUER	RATING†	PRINCIPAL	VALUE	% OF NET ASSETS

OTHER MORTGAGE BACKED SECURITIES—(continued)
Merrill Lynch Mortgage Trust Series 2004-BPC1 (Class AJ) 4.922%, 10/12/41	A	$500,000	$465,970	0.69%
Wells Fargo Mortgage Backed Securities Trust Series 2005-1 (Class 2A1) 5.000%, 01/25/20	NR	804,469	782,838	1.15
Other			1,819,935	2.67

			4,380,395	6.44

PAPER AND ALLIED PRODUCTS			93,030	0.14

PETROLEUM AND COAL PRODUCTS			95,923	0.14

PIPELINES, EXCEPT NATURAL GAS			191,518	0.28

PRIMARY METAL INDUSTRIES			92,266	0.14

RAILROAD TRANSPORTATION			49,956	0.07

SECURITY AND COMMODITY BROKERS			965,511	1.42

TRANSPORTATION EQUIPMENT			346,823	0.51

WHOLESALE TRADE—NONDURABLE			94,994	0.14

TOTAL CORPORATE BONDS	(Cost $25,755,888)		24,736,490	36.36

GOVERNMENT BONDS
AGENCY SECURITIES
Cal Dive International, Inc4.930%, 02/01/27	NR	493,335	454,791	0.67
Federal Farm Credit Bank (FFCB)3.375%, 07/15/08	Aaa	550,000	528,374	0.78
FFCB4.125%, 04/15/09	NR	550,000	531,779	0.78
Federal Home Loan Mortgage Corp (FHLMC) 4.375%–5.250%, 11/16/07–06/27/16	Aaa-NR	950,000	942,416	1.39
FHLMC3.500%, 04/28/08	Aaa	500,000	483,047	0.71
FHLMC5.875%, 03/21/11	Aa2	1,000,000	1,009,523	1.48
FHLMC6.250%, 03/05/12	Aaa	1,250,000	1,251,730	1.84
FHLMC8.250%, 06/01/16	NR	575,000	682,600	1.00
Federal National Mortgage Association (FNMA)4.125%–6.210%, 01/02/07–08/06/38	Aaa-NR	1,037,742	1,053,578	1.55
FNMA5.210%, 03/16/09	Aaa	500,000	495,071	0.73
FNMA5.800%, 06/07/11	Aaa	2,000,000	1,991,750	2.93
FNMA5.250%, 08/01/12	Aa2	1,000,000	977,368	1.44
FNMA2.000%, 08/17/12	Aaa	500,000	407,968	0.60
FNMA6.470%, 09/25/12	Aaa	500,000	523,825	0.77
Totem Ocean Trailer Express, Inc4.514%, 12/18/19	NR	421,875	395,554	0.58
Other			266,561	0.39

			11,995,935	17.64

FOREIGN GOVERNMENT BONDS
Province of Manitoba Canada4.450%, 04/12/10	Aa2	1,000,000	967,209	1.42
Province of Saskatchewan Canada8.000%, 02/01/13	A3	500,000	566,799	0.83
Other			1,759,550	2.59

			3,293,558	4.84

MORTGAGE BACKED SECURITIES
Federal Home Loan Mortgage Corp Gold (FGLMC)5.000%, 02/01/19		529,023	509,967	0.75
FGLMC5.000%, 07/01/33		501,075	470,210	0.69
FGLMC6.000%, 11/01/33		689,323	680,767	1.00

82	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Bond Fund	Summary portfolio of investments (unaudited) June 30, 2006	concluded

	ISSUER	PRINCIPAL	VALUE	% OF NET ASSETS

	MORTGAGE BACKED SECURITIES–(continued)
	Federal National Mortgage Association (FNMA)6.341%, 12/01/08	$460,129	$460,674	0.68%
	FNMA4.000%–7.500%, 06/01/13–04/01/36	4,714,536	4,569,272	6.72
	FNMA4.560%, 01/01/15	1,893,147	1,767,007	2.60
	FNMA5.500%, 07/01/20	464,197	456,025	0.67
	FNMA5.500%, 07/01/24	723,205	702,987	1.03
	FNMA5.500%, 07/01/33	1,019,804	983,805	1.45
	FNMA5.500%, 07/01/33	642,970	620,273	0.91
	FNMA4.500%, 09/01/33	490,575	447,137	0.66
	FNMA6.000%, 10/01/33	742,839	733,414	1.08
	FNMA5.500%, 11/01/33	1,907,263	1,839,937	2.70
	FNMA5.000%, 03/01/34	797,611	749,197	1.10
	FNMA5.000%, 03/01/34	1,431,757	1,344,851	1.98
	FNMA5.000%, 02/25/35	1,464,009	1,417,546	2.08
h	FNMA6.000%, 06/01/36	400,000	393,762	0.58
	Government National Mortgage Association (GNMA)5.500%, 07/20/33	513,093	495,873	0.73
	GSR Mortgage Loan Trust Series 2005-6F (Class 4A3)6.000%, 07/25/35	1,400,000	1,381,407	2.03
	Other		947,615	1.39

			20,971,726	30.83

	U.S. TREASURY SECURITIES
	United States Treasury Bond8.000%, 11/15/21	2,784,000	3,561,181	5.23
	United States Treasury Note4.875%, 04/30/08	750,000	745,928	1.10
	United States Treasury Note2.625%, 05/15/08	500,000	477,455	0.70
	United States Treasury Note3.625%, 05/15/13	600,000	548,922	0.81
	Other		606,189	0.89

			5,939,675	8.73

	TOTAL GOVERNMENT BONDS	(Cost $43,863,320)	42,200,894	62.04

	TOTAL BONDS	(Cost $69,619,208)	66,937,384	98.40

	SHORT-TERM INVESTMENTS
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)4.950%, 07/03/06	1,370,000	1,370,000	2.01

	TOTAL SHORT-TERM INVESTMENTS	(Cost $1,369,629)	1,370,000	2.01

	TOTAL PORTFOLIO	(Cost $70,988,837)	68,307,384	100.41
	OTHER ASSETS & LIABILITIES, NET		(282,134)	(0.41)

	NET ASSETS		$68,025,250	100.00%

†	As provided by Moody’s Investor Service.
h	These securities were purchased on a delayed delivery basis.
v	Security valued at fair value.

ABBREVIATION:

NR—Not Rated

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	83

Money Market Fund	Summary portfolio of investments (unaudited) June 30, 2006

	ISSUER	PRINCIPAL	VALUE	% OF NET ASSETS

	SHORT-TERM INVESTMENTS
	BANK NOTES
	Harris Trust and Savings Bank 5.170%, 08/07/06	$1,285,000	$1,285,000	2.85

			1,285,000	2.85

	CERTIFICATES OF DEPOSIT
	American Express Centurion Bank5.020%–5.070%, 07/3/06–07/20/06	1,020,000	1,020,002	2.27
	Bank of Nova Scotia 5.420%, 09/26/06	965,000	965,000	2.14
	Dexia Bank 5.070%, 07/17/06	1,000,000	1,000,007	2.22

			2,985,009	6.63

	COMMERCIAL PAPER
	Abbey National North America LLC 5.030%, 08/14/06	1,300,000	1,292,008	2.87
	Barclays U.S. Funding Corp 5.350%, 09/05/06	1,215,000	1,203,193	2.67
	Calyon4.955%, 08/11/06	950,000	944,639	2.10
c	CC (USA), Inc 5.010%–5.050%, 07/10/06–07/24/06	1,300,000	1,297,257	2.88
c	Ciesco Lp 5.040%–5.320%, 07/13/06–09/19/06	1,300,000	1,292,689	2.87
	Citigroup Funding, Inc 5.000%–5.100%, 07/18/06–08/24/06	1,300,000	1,293,889	2.87
c	Dorada Finance, Inc5.220%, 09/14/06	1,285,000	1,271,026	2.82
c	Edison Asset Securitization, LLC 4.840%–5.050%, 08/08/06–08/21/06	1,225,000	1,217,211	2.70
	General Electric Capital Corp 5.030%, 08/08/06	600,000	596,814	1.33
c	Govco, Inc 5.000%–5.080%, 7/25/06–08/08/06	1,300,000	1,292,571	2.87
c	Harrier Finance Funding LLC 5.020%–5.050%, 7/13/06–07/14/06	1,260,000	1,257,804	2.79
	HSBC Finance Corp 5.400%, 11/27/06	1,300,000	1,270,945	2.82
	ING Finance5.100%, 08/25/06	500,000	496,104	1.10
c	Kitty Hawk Funding Corp5.290%, 07/26/06	950,000	946,517	2.10
c	Links Finance LLC5.370%, 09/22/06	1,270,000	1,254,306	2.79
	Paccar Financial Corp5.120%, 08/31/06	1,060,000	1,050,714	2.33
c	Park Avenue Receivables Corp 5.280%, 07/26/06	1,300,000	1,295,233	2.88
c	Pitney Bowes, Inc 5.240%, 07/06/06	840,000	839,390	1.86
c	Preferred Receivables Funding Corp 5.090%, 08/21/06	411,000	408,036	0.91
c	Private Export Funding Corp 4.660%–5.140%, 07/6/06–09/06/06	1,280,000	1,271,652	2.82
	Rabobank USA Finance Corp4.580%, 07/05/06	1,300,000	1,299,240	2.89
c	Ranger Funding Co LLC 5.120%–5.300%, 07/24/06–08/11/06	1,260,000	1,253,943	2.78
c	Scaldis Capital LLC 4.920%–5.420%, 09/12/06–12/18/06	1,065,000	1,043,989	2.32
c	Sedna Finance, Inc 5.170%, 08/30/06	530,000	525,433	1.17
c	Sheffield Receivables Corp5.210%, 07/27/06	875,000	871,708	1.94
	Shell International Finance B.V.5.000%, 07/31/06	905,000	901,229	2.00
c	Sigma Finance, Inc 5.050%–5.140%, 07/18/06–11/30/06	1,270,000	1,259,275	2.80
	Societe Generale North America, Inc 4.980%–5.260%, 07/05/06–07/07/06	970,000	969,318	2.15
	Swedish Export Credit Corp 5.120%, 08/03/06	1,000,000	995,307	2.21
	Toronto-Dominion Holdings USA, Inc 4.800%–5.130%, 08/10/06–10/27/06	1,275,000	1,262,465	2.80
	Toyota Motor Credit Corp 5.100%, 08/24/06	990,000	982,427	2.18
	UBS Finance, (Delaware), Inc 5.100%, 08/21/06	215,000	213,441	0.47
c	Variable Funding Capital Corp 5.140%, 07/27/06	950,000	946,473	2.10
c	Yorktown Capital, LLC 5.130%, 07/20/06	869,000	866,647	1.92

			35,182,893	78.11

84	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Money Market Fund	Summary portfolio of investments (unaudited) June 30, 2006	concluded

ISSUER	PRINCIPAL	VALUE	% OF NET ASSETS

U.S. GOVERNMENT AGENCIES AND NOTES
Federal Farm Credit Bank (FFCB) 4.720%, 07/19/06	$144,000	$143,660	0.32%
Federal Home Loan Bank (FHLB) 4.950%–5.210%, 07/21/06–09/01/06	1,055,000	1,049,154	2.33
Federal Home Loan Mortgage Corp (FHLMC) 4.790%–5.085%, 08/16/06–09/18/06	1,853,000	1,839,196	4.08
Federal National Mortgage Association (FNMA) 3.250%–5.065%, 07/12/06–11/08/06	1,315,000	1,310,328	2.91

		4,342,338	9.64

SHORT-TERM INVESTMENTS	(Cost $43,795,240)	43,795,240	97.23

TOTAL PORTFOLIO	(Cost $43,795,240)	43,795,240	97.23
OTHER ASSETS & LIABILITIES, NET		1,247,586	2.77

NET ASSETS		$45,042,826	100.00%

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	85

Statements of assets and liabilities (unaudited)	TIAA-CREF Life Funds June 30, 2006

Growth Equity Fund

ASSETS
Portfolio investments, at cost	$26,809,227
Net unrealized appreciation of portfolio investments	674,416
Portfolio investments, at value	27,483,643
Cash	26,190
Cash—foreign (cost of $20,314, $19,808, $743,340, $11,634, and $—, respectively)	20,547
Receivable from securities transactions	736,272
Receivable for Fund shares sold	19,964
Dividends and interest receivable	14,629
Reclaims receivable	438
Total assets	28,301,683

LIABILITIES
Due to investment advisor	6,354
Payable for securities transactions	601,381
Payable for Fund shares redeemed	84,661
Total liabilities	692,396
NET ASSETS	$27,609,287

NET ASSETS CONSIST OF:
Paid-in-capital	$65,748,930
Accumulated undistributed net investment income	128,781
Accumulated undistributed net realized gain (loss) on total investments	(38,943,073)
Net unrealized appreciation on total investments	674,649
NET ASSETS	$27,609,287

Outstanding shares of beneficial interest, unlimited shares authorized ($0.0001 par value)	1,994,768
Net asset value per share	$13.84

86	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$47,625,231	$80,945,236	$47,540,944	$51,429,019
3,808,834	7,434,663	5,560,405	2,048,155
51,434,065	88,379,899	53,101,349	53,477,174
26,142	48,549	4,033	7,293
19,666	685,788	11,545	—
1,933,762	1,224,400	1,472,114	7,908,487
168,582	19,740	21,092	66,701
64,219	35,109	72,600	62,419
4,152	129,919	1,884	—
53,650,588	90,523,404	54,684,617	61,522,074

9,321	10,035	5,112	3,462
1,812,041	1,088,841	1,279,779	7,968,598
17,946	72,430	12,607	—
1,839,308	1,171,306	1,297,498	7,972,060
$51,811,280	$89,352,098	$53,387,119	$53,550,014

$63,108,585	$87,107,241	$44,858,646	$47,026,130
396,124	1,143,158	478,089	250,496
(15,502,239)	(6,278,402)	2,490,143	4,225,233
3,808,810	7,380,101	5,560,241	2,048,155
$51,811,280	$89,352,098	$53,387,119	$53,550,014

2,340,709	4,115,164	1,563,868	1,635,699
$22.13	$21.71	$34.14	$32.74

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	87

Statements of assets and liabilities (unaudited)	TIAA-CREF Life Funds June 30, 2006

Stock Index Fund

ASSETS
Portfolio investments, at cost	$145,499,502
Net unrealized appreciation (depreciation) of portfolio investments	8,795,840
Portfolio investments, at value	154,295,342
Cash	13,316
Receivable from securities transactions	3,107,246
Receivable for Fund shares sold	143,773
Dividends and interest receivable	174,658
Total assets	157,734,335

LIABILITIES
Due to investment advisor	7,461
Due to custodian	—
Income distribution payable	—
Payable for securities transactions	3,180,660
Payable for Fund shares redeemed	166,789
Total liabilities	3,354,910
NET ASSETS	$154,379,425

NET ASSETS CONSIST OF:
Paid-in-capital	$144,816,104
Accumulated undistributed net investment income	1,375,935
Accumulated undistributed net realized gain (loss) on total investments	(608,454)
Net unrealized appreciation (depreciation) on total investments	8,795,840
NET ASSETS	$154,379,425

Outstanding shares of beneficial interest, unlimited shares authorized ($0.0001 par value)	5,449,376
Net asset value per share	$28.33

88	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$32,087,367	$72,090,334	$70,988,837	$43,795,240
488,384	8,836,110	(2,681,453)	—
32,575,751	80,926,444	68,307,384	43,795,240
58,782	—	97,862	7,982
3,340,491	731,864	122,355	—
2,687	399,443	—	1,292,095
33,699	314,131	521,668	32,872
36,011,410	82,371,882	69,049,269	45,128,189

2,056	14,414	7,294	3,112
—	31,659	—	—
—	—	—	82,251
3,298,059	728,138	998,805	—
10,759	—	17,920	—
3,310,874	774,211	1,024,019	85,363
$32,700,536	$81,597,671	$68,025,250	$45,042,826

$32,042,829	$70,481,534	$69,901,840	$45,043,177
276,942	798,158	1,581,162	181
(107,619)	1,481,869	(776,299)	(532)
488,384	8,836,110	(2,681,453)	—
$32,700,536	$81,597,671	$68,025,250	$45,042,826

1,325,333	2,351,343	2,797,852	45,043,177
$24.67	$34.70	$24.31	$1.00

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	89

Statements of operations (unaudited)	TIAA-CREF Life Funds For the six months ended June 30, 2006

Growth Equity Fund

INVESTMENT INCOME
Interest	$1,650
Dividends	160,642
Foreign taxes withheld	(1,323)
Total income	160,969

EXPENSES
Investment management fees	36,663
Net expenses	36,663
Net investment income	124,306

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	446,423
Foreign currency transactions	(1,311)
Net realized gain on total investments	445,112
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(1,336,877)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	233
Net change in unrealized appreciation (depreciation) on total investments	(1,336,644)
Net realized and unrealized gain (loss) on total investments	(891,532)
Net increase (decrease) in net assets resulting from operations	$(767,226)

90	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$2,080	$—	$2,303	$5,526
450,008	1,411,725	534,462	300,435
(4,161)	(132,115)	(4,693)	(237)
447,927	1,279,610	532,072	305,724

61,127	123,472	62,387	25,650
61,127	123,472	62,387	25,650
386,800	1,156,138	469,685	280,074

915,520	7,747,416	2,110,741	4,355,147
(3,518)	(37,677)	8,358	—
912,002	7,709,739	2,119,099	4,355,147

71,739	(861,561)	634,856	(596,553)
(719)	(51,260)	329	—
71,020	(912,821)	635,185	(596,553)
983,022	6,796,918	2,754,284	3,758,594
$1,369,822	$7,953,056	$3,223,969	$4,038,668

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	91

Statements of operations (unaudited)	TIAA-CREF Life Funds For the six months ended June 30, 2006

Stock Index Fund

INVESTMENT INCOME
Interest	$4,783
Dividends	1,407,547
Foreign taxes withheld	(39)
Total income	1,412,291

EXPENSES
Investment management fees	46,765
Net expenses	46,765
Net investment income	1,365,526

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	2,219,800
Net realized gain (loss) on total investments	2,219,800
Change in unrealized appreciation (depreciation) on:
Portfolio investments	1,306,080
Futures transactions	7,492
Net change in unrealized appreciation (depreciation) on total investments	1,313,572
Net realized and unrealized gain (loss) on total investments	3,533,372
Net increase (decrease) in net assets resulting from operations	$4,898,898

92	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$926	$12,625	$1,614,497	$999,498
283,423	1,700,469	—	—
(23)	(1,582)	—	—
284,326	1,711,512	1,614,497	999,498

11,606	95,649	33,335	12,583
11,606	95,649	33,335	12,583
272,720	1,615,863	1,581,162	986,915

395,689	1,127,980	(286,412)	(603)
395,689	1,127,980	(286,412)	(603)

239,455	5,784,133	(1,646,877)	—
—	—	—	—
239,455	5,784,133	(1,646,877)	—
635,144	6,912,113	(1,933,289)	(603)
$907,864	$8,527,976	$(352,127)	$986,312

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	93

Statements of changes in net assets	TIAA-CREF Life Funds June 30, 2006

	Growth Equity Fund
	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005
	(unaudited)

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$124,306	$181,461
Net realized gain (loss) on total investments	445,112	(983,360)
Net change in unrealized appreciation (depreciation) on total investments	(1,336,644)	2,252,050
Net increase (decrease) from operations	(767,226)	1,450,151

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(182,267)
Total distributions	—	(182,267)

SHAREHOLDER TRANSACTIONS:
Subscriptions	1,778,003	8,151,931
Reinvestment of distributions	—	182,267
Redemptions	(2,918,464)	(8,366,760)
Net increase (decrease) from shareholder transactions	(1,140,461)	(32,562)
Net increase (decrease) in net assets	(1,907,687)	1,235,322

NET ASSETS
Beginning of period	29,516,974	28,281,652
End of period	$27,609,287	$29,516,974

Accumulated undistributed (distributions in excess of) net investment income included in net assets	$128,781	$4,475

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	2,074,716	2,082,237
Shares sold	124,148	597,894
Shares issued in reinvestment of distributions	—	12,561
Shares redeemed	(204,096)	(617,976)
Total net increase (decrease) in shares outstanding	(79,948)	(7,521)
Shares outstanding, end of period	1,994,768	2,074,716

94	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund		International Equity Fund
For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005
(unaudited)		(unaudited)

$386,800	$673,612	$1,156,138	$1,047,698
912,002	873,138	7,709,739	5,783,353
71,020	1,523,151	(912,821)	1,952,422
1,369,822	3,069,901	7,953,056	8,783,473

—	(661,771)	—	(1,130,293)
—	(661,771)	—	(1,130,293)

2,404,211	5,090,266	15,712,907	24,608,052
—	661,771	—	1,130,293
(3,589,526)	(4,281,803)	(6,910,694)	(12,945,944)
(1,185,315)	1,470,234	8,802,213	12,792,401
184,507	3,878,364	16,755,269	20,445,581

51,626,773	47,748,409	72,596,829	52,151,248
$51,811,280	$51,626,773	$89,352,098	$72,596,829

$396,124	$9,324	$1,143,158	$(12,980)

2,394,121	2,330,005	3,716,157	3,023,544
107,156	243,249	726,985	1,348,971
—	30,176	—	57,668
(160,568)	(209,309)	(327,978)	(714,026)
(53,412)	64,116	399,007	692,613
2,340,709	2,394,121	4,115,164	3,716,157

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	95

Statements of changes in net assets	TIAA-CREF Life Funds June 30, 2006

	Large-Cap Value Fund
	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005
	(unaudited)

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$469,685	$979,955
Net realized gain (loss) on total investments	2,119,099	1,864,624
Net change in unrealized appreciation (depreciation) on total investments	635,185	(642,029)
Net increase from operations	3,223,969	2,202,550

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(971,055)
From net realized gain on total investments	—	(2,775,024)
Total distributions	—	(3,746,079)

SHAREHOLDER TRANSACTIONS:
Subscriptions	8,694,844	14,205,144
Reinvestment of distributions	—	3,746,079
Redemptions	(7,559,420)	(9,807,828)
Net increase (decrease) from shareholder transactions	1,135,424	8,143,395
Net increase in net assets	4,359,393	6,599,866

NET ASSETS
Beginning of period	49,027,726	42,427,860
End of period	$53,387,119	$49,027,726

Accumulated undistributed (distributions in excess of) net investment income included in net assets	$478,089	$8,404

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	1,530,189	1,283,066
Shares sold	254,642	432,821
Shares issued in reinvestment of distributions	—	115,299
Shares redeemed	(220,963)	(300,997)
Total net increase (decrease) in shares outstanding	33,679	247,123
Shares outstanding, end of period	1,563,868	1,530,189

96	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

continued

Small-Cap Equity Fund		Stock Index Fund
For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005
(unaudited)		(unaudited)

$280,074	$439,118	$1,365,526	$2,501,204
4,355,147	4,855,971	2,219,800	(855,636)
(596,553)	(3,440,435)	1,313,572	7,018,490
4,038,668	1,854,654	4,898,898	8,664,058

—	(468,390)	—	(2,495,347)
—	(5,969,837)	—	—
—	(6,438,227)	—	(2,495,347)

10,515,707	20,399,213	11,448,638	19,610,432
—	6,438,227	—	2,495,347
(6,336,726)	(19,115,543)	(14,903,887)	(18,560,759)
4,178,981	7,721,897	(3,455,249)	3,545,020
8,217,649	3,138,324	1,443,649	9,713,731

45,332,365	42,194,041	152,935,776	143,222,045
$53,550,014	$45,332,365	$154,379,425	$152,935,776

$250,496	$(29,578)	$1,375,935	$10,409

1,510,143	1,262,248	5,571,382	5,442,731
318,719	631,095	402,893	740,534
—	210,537	—	89,503
(193,163)	(593,737)	(524,899)	(701,386)
125,556	247,895	(122,006)	128,651
1,635,699	1,510,143	5,449,376	5,571,382

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	97

Statements of changes in net assets	TIAA-CREF Life Funds June 30, 2006

	Social Choice Equity Fund
	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005
	(unaudited)

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$272,720	$474,414
Net realized gain (loss) on total investments	395,689	96,540
Net change in unrealized appreciation (depreciation) on total investments	239,455	1,503,138
Net increase (decrease) from operations	907,864	2,074,092

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(470,848)
From net realized gain on total investments	—	—
Total distributions	—	(470,848)

SHAREHOLDER TRANSACTIONS:
Subscriptions	1,784,875	4,968,187
Reinvestment of distributions	—	470,848
Redemptions	(2,549,499)	(2,090,108)
Total net shareholder transactions	(764,624)	3,348,927
Total increase in net assets	143,240	4,952,171

NET ASSETS
Beginning of period	32,557,296	27,605,125
End of period	$32,700,536	$32,557,296

Accumulated undistributed (distributions in excess of) net investment income included in net assets	$276,942	$4,222

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	1,355,681	1,213,270
Shares sold	71,930	215,029
Shares issued in reinvestment of distributions	—	19,289
Shares redeemed	(102,278)	(91,907)
Total net increase (decrease) in shares outstanding	(30,348)	142,411
Shares outstanding, end of period	1,325,333	1,355,681

98	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

continued

Real Estate Securities Fund		Bond Fund
For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005
(unaudited)		(unaudited)

$1,615,863	$1,851,498	$1,581,162	$2,723,996
1,127,980	5,262,348	(286,412)	(198,324)
5,784,133	(2,730,020)	(1,646,877)	(983,732)
8,527,976	4,383,826	(352,127)	1,541,940

—	(2,669,203)	—	(2,753,562)
—	(7,722,423)	—	—
—	(10,391,626)	—	(2,753,562)

10,247,215	15,388,692	4,006,272	10,064,311
—	10,391,626	—	2,753,562
(7,836,794)	(13,012,062)	(2,062,945)	(3,547,626)
2,410,421	12,768,256	1,943,327	9,270,247
10,938,397	6,760,456	1,591,200	8,058,625

70,659,274	63,898,818	66,434,050	58,375,425
$81,597,671	$70,659,274	$68,025,250	$66,434,050

$798,158	$(817,705)	$1,581,162	$—

2,280,802	1,885,376	2,717,951	2,346,067
305,832	452,162	164,390	399,505
—	333,385	—	112,666
(235,291)	(390,121)	(84,489)	(140,287)
70,541	395,426	79,901	371,884
2,351,343	2,280,802	2,797,852	2,717,951

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	99

Statements of changes in net assets	TIAA-CREF Life Funds June 30, 2006	concluded

	Money Market Fund
	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005
	(unaudited)

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$986,915	$1,140,391
Net realized gain (loss) on total investments	(603)	161
Net increase from operations	986,312	1,140,552

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(986,734)	(1,140,535)
Total distributions	(986,734)	(1,140,535)

SHAREHOLDER TRANSACTIONS:
Seed money redemptions	(7,500,000)	—
Subscriptions	29,890,053	57,852,777
Reinvestment of distributions	521,903	499,609
Redemptions	(15,054,081)	(47,538,316)
Total net shareholder transactions	7,857,875	10,814,070
Total increase in net assets	7,857,453	10,814,087

NET ASSETS
Beginning of period	37,185,373	26,371,286
End of period	$45,042,826	$37,185,373

Accumulated undistributed net investment income included in net assets	$181	$—

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	37,185,302	26,371,232
Seed money shares redeemed	(7,500,000)	—
Shares sold	29,890,053	57,852,777
Shares issued in reinvestment of distributions	521,903	499,609
Shares redeemed	(15,054,081)	(47,538,316)
Total net increase in shares outstanding	7,857,875	10,814,070
Shares outstanding, end of period	45,043,177	37,185,302

100	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

[This page intentionally left blank.]

TIAA-CREF Life Funds 2006 Semiannual Report	101

Financial highlights	TIAA-CREF Life Funds June 30, 2006

	Growth Equity Fund
	For the Six Months Ended June 30, 2006		For the Years Ended December 31,
			2005		2004	2003	2002		2001
	(Unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$14.23		$13.58		$12.88	$10.15	$14.60		$18.97
Gain (loss) from investment operations:
Net investment income	0.06	(a)	0.09	(a)	0.12 (a)	0.09 (a)	0.07	(a)	0.05
Net realized and unrealized gain (loss) on total investments	(0.45)		0.65		0.70	2.78	(4.45)		(4.37)
Total gain (loss) from investment operations	(0.39)		0.74		0.82	2.87	(4.38)		(4.32)
Less distributions from:
Net investment income	—		(0.09)		(0.12)	(0.14)	(0.07)		(0.05)
Total distributions	—		(0.09)		(0.12)	(0.14)	(0.07)		(0.05)
Net asset value, end of period	$13.84		$14.23		$13.58	$12.88	$10.15		$14.60

TOTAL RETURN	(2.74)%		5.43%		6.39%	28.30%	(30.01)%		(22.81)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$27,609		$29,517		$28,282	$28,319	$40,537		$52,519
Ratio of expenses to average net assets before expense waiver	0.25	%(d)	0.26	%(c)	0.25%	0.25%	0.43	%(b)	0.46%
Ratio of expenses to average net assets after expense waiver	0.25	%(d)	0.26	%(c)	0.25%	0.25%	0.25%		0.25%
Ratio of net investment income to average net assets	0.85	%(d)	0.66%		0.95%	0.82%	0.61%		0.35%
Portfolio turnover rate	101	%(d)	106%		79%	78%	54%		42%

(a)	Based on average shares outstanding.
(b)	Waiver was eliminated effective October 28, 2002.
(c)	Includes 0.01% of overdraft charges included in interest expense.
(d)	The percentages shown for this period are annualized.

102	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund
For the Six Months Ended June 30, 2006		For the Years Ended December 31,
		2005	2004	2003	2002		2001
(Unaudited)

$21.56		$20.49	$18.93	$15.22	$20.28		$23.57

0.16	(a)	0.29 (a)	0.32 (a)	0.23 (a)	0.21	(a)	0.20
0.41		1.06	1.56	3.79	(5.07)		(3.29)
0.57		1.35	1.88	4.02	(4.86)		(3.09)

—		(0.28)	(0.32)	(0.31)	(0.20)		(0.20)
—		(0.28)	(0.32)	(0.31)	(0.20)		(0.20)
$22.13		$21.56	$20.49	$18.93	$15.22		$20.28

2.64%		6.57%	9.94%	26.39%	(23.95)%		(13.13)%

$51,811		$51,627	$47,748	$44,403	$51,553		$62,313
0.23	%(d)	0.23%	0.23%	0.23%	0.41	%(b)	0.44%
0.23	%(d)	0.23%	0.23%	0.23%	0.23%		0.23%
1.46	%(d)	1.41%	1.66%	1.41%	1.18%		1.04%
122	%(d)	205%	85%	137%	112%		62%

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	103

Financial highlights	TIAA-CREF Life Funds June 30, 2006

	International Equity Fund
	For the Six Months Ended June 30, 2006		For the Years Ended December 31,
			2005		2004	2003	2002		2001
	(Unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$19.54		$17.25		$14.93	$10.76	$12.88		$17.14
Gain (loss) from investment operations:
Net investment income	0.29	(a)	0.31	(a)	0.29 (a)	0.26 (a)	0.20	(a)	0.18
Net realized and unrealized gain (loss) on total investments	1.88		2.28		2.35	4.15	(2.06)		(4.26)
Total gain (loss) from investment operations	2.17		2.59		2.64	4.41	(1.86)		(4.08)
Less distributions from:
Net investment income	—		(0.30)		(0.32)	(0.24)	(0.19)		(0.18)
In excess of net investment income	—		—		—	—	(0.07)		—
Net realized gains	—		—		—	—	—		—
Total distributions	—		(0.30)		(0.32)	(0.24)	(0.26)		(0.18)
Net asset value, end of period	$21.71		$19.54		$17.25	$14.93	$10.76		$12.88

TOTAL RETURN	11.11%		15.01%		17.72%	41.06%	(14.40)%		(23.81)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$89,352		$72,597		$52,151	$47,879	$33,738		$35,014
Ratio of expenses to average net assets before expense waiver	0.29	%(d)	0.31	%(c)	0.29%	0.29%	0.49	%(b)	0.53%
Ratio of expenses to average net assets after expense waiver	0.29	%(d)	0.31	%(c)	0.29%	0.29%	0.29%		0.29%
Ratio of net investment income to average net assets	2.72	%(d)	1.75%		1.87%	2.15%	1.68%		1.33%
Portfolio turnover rate	174	%(d)	153%		158%	139%	53%		102%

(a)	Based on average shares outstanding.
(b)	Waiver was eliminated effective October 28, 2002.
(c)	Includes 0.02% of overdraft charges included in interest expense.
(d)	The percentages shown for this period are annualized.
(e)	Includes 0.01% of overdraft charges included in interest expense.

104	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

continued

Large-Cap Value Fund
For the Six Months Ended June 30, 2006		For the Years Ended December 31,				For the Period October 28, 2002 (effective date of SEC registration) to December 31, 2002 (e)	For the Period September 4, 2002 (commencement of operations) to December 31, 2002 (e)
		2005		2004	2003
(Unaudited)

$32.04		$33.07		$31.62	$24.84	$24.60	$25.00

0.30	(a)	0.72	(a)	0.74 (a)	0.60 (a)	0.12 (a)	0.17 (a)
1.80		0.95		5.82	7.65	0.28	(0.17)
2.10		1.67		6.56	8.25	0.40	—

—		(0.70)		(0.67)	(0.57)	(0.16)	(0.16)
—		—		—	—	—	—
—		(2.00)		(4.44)	(0.90)	—	—
—		(2.70)		(5.11)	(1.47)	(0.16)	(0.16)
$34.14		$32.04		$33.07	$31.62	$24.84	$24.84

6.52%		4.94%		20.76%	33.23%	1.63%	0.01%

$53,387		$49,028		$42,428	$29,760	$20,178	$20,178
0.24	%(d)	0.25	%(e)	0.24%	0.24%	0.04%	0.08%
0.24	%(d)	0.25	%(e)	0.24%	0.24%	0.04%	0.08%
1.81	%(d)	2.17%		2.23%	2.19%	0.46%	0.69%
122	%(d)	112%		149%	159%	70%	94%

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	105

Financial highlights	TIAA-CREF Life Funds June 30, 2006

	Small-Cap Equity Fund
	For the Six Months Ended June 30, 2006		For the Years Ended December 31,				For the Period October 28, 2002 (effective date of SEC registration) to December 31, 2002 (e)	For the Period September 4, 2002 (commencement of operations) to December 31, 2002 (e)
			2005		2004	2003
	(Unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$30.02		$33.43		$32.98	$24.63	$23.94	$25.00
Gain (loss) from investment operations:
Net investment income	0.18	(a)	0.33	(a)	0.39 (a)	0.39 (a)	0.08 (a)	0.13 (a)
Net realized and unrealized gain (loss) on total investments	2.54		1.30		6.17	11.71	0.73	(0.38)
Total gain (loss) from investment operations	2.72		1.63		6.56	12.10	0.81	(0.25)
Less distributions from:
Net investment income	—		(0.37)		(0.39)	(0.36)	(0.12)	(0.12)
Net realized gains	—		(4.67)		(5.72)	(3.39)	—	—
Total distributions	—		(5.04)		(6.11)	(3.75)	(0.12)	(0.12)
Net asset value, end of period	$32.74		$30.02		$33.43	$32.98	$24.63	$24.63

TOTAL RETURN	9.03%		4.58%		19.83%	48.95%	3.40%	(0.98)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$53,550		$45,332		$42,194	$34,459	$20,044	$20,044
Ratio of expenses to average net assets before expense waiver	0.10	%(d)	0.12	%(c)	0.10%	0.10%	0.02%	0.03%
Ratio of expenses to average net assets after expense waiver	0.10	%(d)	0.12	%(c)	0.10%	0.10%	0.02%	0.03%
Ratio of net investment income to average net assets	1.09	%(d)	1.01%		1.13%	1.32%	0.32%	0.55%
Portfolio turnover rate	324	%(d)	400%		221%	237%	43%	57%

(a)	Based on average shares outstanding.
(b)	Waiver was eliminated effective October 28, 2002.
(c)	Includes 0.02% of overdraft charges included in interest expense.
(d)	The percentages shown for this period are annualized.
(e)	The percentages shown for this period are not annualized.

106	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

continued

Stock Index Fund
For the Six Months Ended June 30, 2006		For the Years Ended December 31,
		2005	2004	2003	2002		2001
(Unaudited)

$27.45		$26.31	$23.93	$18.86	$24.45		$27.94

0.25	(a)	0.46 (a)	0.46 (a)	0.35 (a)	0.33	(a)	0.30
0.63		1.14	2.38	5.47	(5.56)		(3.50)
0.88		1.60	2.84	5.82	(5.23)		(3.20)

—		(0.46)	(0.45)	(0.36)	(0.36)		(0.23)
—		—	(0.01)	(0.39)	—		(0.06)
—		(0.46)	(0.46)	(0.75)	(0.36)		(0.29)
$28.33		$27.45	$26.31	$23.93	$18.86		$24.45

3.21%		6.04%	11.89%	30.85%	(21.38)%		(11.44)%

$154,379		$152,936	$143,222	$118,320	$88,779		$94,517
0.06	%(d)	0.06%	0.06%	0.06%	0.26	%(b)	0.30%
0.06	%(d)	0.06%	0.06%	0.06%	0.07%		0.07%
1.75	%(d)	1.73%	1.88%	1.68%	1.56%		1.28%
22	%(d)	8%	12%	26%	9%		8%

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	107

Financial highlights	TIAA-CREF Life Funds June 30, 2006

	Social Choice Equity Fund
	For the Six Months Ended June 30, 2006		For the Years Ended December 31,
			2005	2004	2003	2002		2001
	(Unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$24.02		$22.75	$20.60	$16.09	$20.61		$23.90
Gain (loss) from investment operations:
Net investment income	0.20	(a)	0.38 (a)	0.39 (a)	0.29 (a)	0.26	(a)	0.24
Net realized and unrealized gain (loss) on total investments	0.45		1.24	2.16	4.54	(4.52)		(3.28)
Total gain (loss) from investment operations	0.65		1.62	2.55	4.83	(4.26)		(3.04)
Less distributions from:
Net investment income	—		(0.35)	(0.40)	(0.32)	(0.26)		(0.22)
Net realized gains	—		—	—	—	—		(0.03)
Total distributions	—		(0.35)	(0.40)	(0.32)	(0.26)		(0.25)
Net asset value, end of period	$24.67		$24.02	$22.75	$20.60	$16.09		$20.61

TOTAL RETURN	2.71%		7.11%	12.39%	30.03%	(20.68)%		(12.72)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$32,701		$32,557	$27,605	$26,510	$22,683		$25,333
Ratio of expenses to average net assets before expense waiver	0.07	%(d)	0.07%	0.07%	0.07%	0.34	%(b)	0.39%
Ratio of expenses to average net assets after expense waiver	0.07	%(d)	0.07%	0.07%	0.07%	0.17%		0.18%
Ratio of net investment income to average net assets	1.64	%(d)	1.63%	1.82%	1.64%	1.43%		1.15%
Portfolio turnover rate	30	%(d)	8%	5%	15%	27%		10%

(a)	Based on average shares outstanding.
(b)	Waiver was eliminated effective October 28, 2002.
(c)	Includes 0.04% of overdraft charges included in interest expense.
(d)	The percentages shown for this period are annualized.
(e)	The percentages shown for this period are not annualized.

108	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

continued

Real Estate Securities Fund
For the Six Months Ended June 30, 2006		For the Years Ended December 31,				For the Period October 28, 2002 (effective date of SEC registration) to December 31, 2002 (e)	For the Period September 4, 2002 (commencement of operations) to December 31, 2002 (e)
		2005		2004	2003
(Unaudited)

$30.98		$33.89		$30.00	$24.48	$23.67	$25.00

0.70	(a)	0.96	(a)	1.45 (a)	1.54 (a)	0.25 (a)	0.44 (a)
3.02		1.51		8.40	8.24	0.91	(0.61)
3.72		2.47		9.85	9.78	1.16	(0.17)

—		(1.38)		(1.26)	(1.39)	(0.31)	(0.31)
—		(4.00)		(4.70)	(2.87)	(0.04)	(0.04)
—		(5.38)		(5.96)	(4.26)	(0.35)	(0.35)
$34.70		$30.98		$33.89	$30.00	$24.48	$24.48

12.01%		7.19%		32.98%	39.96%	4.94%	(0.65)%

$81,598		$70,659		$63,899	$35,311	$20,194	$20,194
0.25	%(d)	0.29	%(c)	0.25%	0.25%	0.04%	0.08%
0.25	%(d)	0.29	%(c)	0.25%	0.25%	0.04%	0.08%
4.22	%(d)	2.80%		4.41%	5.32%	1.03%	1.80%
125	%(d)	239%		315%	189%	100%	117%

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	109

Financial highlights	TIAA-CREF Life Funds June 30, 2006

	Bond Fund
	For the Six Months Ended June 30, 2006		For the Years Ended December 31,		For the Period July 8, 2003 (commencement of operations/ effective date of SEC registration) to December 31, 2003 (e)
			2005	2004
	(Unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$24.44		$24.88	$24.74	$25.00
Gain (loss) from investment operations:
Net investment income	0.57	(a)	1.10 (a)	0.95 (a)	0.40 (a)
Net realized and unrealized gain (loss) on total investments	(0.70)		(0.48)	0.09	(0.24)
Total gain (loss) from investment operations	(0.13)		0.62	1.04	0.16
Less distributions from:
Net investment income	—		(1.06)	(0.90)	(0.40)
Net realized gains	—		—	—	(0.02)
Total distributions	—		(1.06)	(0.90)	(0.42)
Net asset value, end of period	$24.31		$24.44	$24.88	$24.74

TOTAL RETURN	(0.53)%		2.51%	4.21%	0.67%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$68,025		$66,434	$58,375	$50,018
Ratio of expenses to average net assets	0.10	%(d)	0.10%	0.10%	0.05%
Ratio of net investment income to average net assets	4.74	%(d)	4.35%	3.78%	1.63%
Portfolio turnover rate	84	%(d)	78%	103%	272%

(a)	Based on average shares outstanding.
(d)	The percentages shown for this period are annualized.
(e)	The percentages shown for this period are not annualized.
(f)	Amount represents less than $0.01 per share.

N/A—Not applicable.

110	2006 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

concluded

Money Market Fund
For the Six Months Ended June 30, 2006		For the Years Ended December 31,		For the Period July 8, 2003 (commencement of operations/ effective date of SEC registration) to December 31, 2003 (e)
		2005	2004
(Unaudited)

$1.00		$1.00	$1.00	$1.00

0.02	(a)	0.03 (a)	0.01 (a)	0.00	(a)(f)
—		—	—	—
0.02		0.03	0.01	0.00	(f)

(0.02)		(0.03)	(0.01)	0.00	(f)
—		—	—	—
(0.02)		(0.03)	(0.01)	0.00	(f)
$1.00		$1.00	$1.00	$1.00

2.35%		3.25%	1.34%	0.49%

$45,043		$37,185	$26,371	$20,824
0.06	%(d)	0.06%	0.06%	0.03%
4.71	%(d)	3.24%	1.35%	0.46%
N/A		N/A	N/A	N/A

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2006 Semiannual Report	111

Notes to financial statements (unaudited)	TIAA-CREF Life Funds

Note 1—significant accounting policies

TIAA-CREF Life Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of ten series (each referred to as a “Fund”). Certain registered separate accounts (“the Account”) of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), which is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), have various sub-accounts which correspond to and invest in the Funds. The Stock Index Fund commenced operations on December 1, 1998. The Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds commenced operations on March 1, 2000. The Large-Cap Value, Small-Cap Equity and Real Estate Securities Funds commenced operations on September 4, 2002. The Bond and Money Market Funds commenced operations on July 8, 2003. TIAA invested seed money in each of the Funds at its commencement of operations. At June 30, 2006, the Accounts and TIAA held the following amounts in the Funds:

	Investments in Funds Held By:
	Accounts	TIAA
Growth Equity Fund	$27,608,091	$—
Growth & Income Fund	41,697,327	10,112,204
International Equity Fund	65,145,597	24,194,829
Large-Cap Value Fund	30,440,878	22,940,364
Small-Cap Equity Fund	31,324,414	22,224,178
Stock Index Fund	154,375,905	—
Social Choice Equity Fund	22,017,939	10,681,940
Real Estate Securities Fund	48,809,256	32,785,784
Bond Fund	15,448,386	52,576,864
Money Market Fund	32,542,826	12,500,000

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments:  Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time). Debt securities will generally be valued using prices provided by a pricing service, which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equiv -

112	2006 Semiannual Report TIAA-CREF Life Funds

Notes to financial statements (unaudited)	continued

alent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost method. Investments in other registered investment companies are valued at their net asset value. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events materially affecting their value occur between the time their price is determined and the time a Fund’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors, including correlations of a security’s price with securities indices and other appropriate indicators, such as American Depositary Receipts and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. The Funds have retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities.

Accounting for investments:  Securities transactions and investments in Underlying Funds are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Accounting for Real Estate Investments Trusts:  The Funds may own shares of Real Estate Investment Trusts (“REITs” or individually, “REIT”). The Real Estate

TIAA-CREF Life Funds 2006 Semiannual Report	113

Notes to financial statements (unaudited)	continued

Securities Fund invests a substantial portion of its assets in such REITs; therefore it may be more affected by economic developments in the real estate industry than would a general equity fund.

REITs report information on the source of their distributions once per year, in January. Such distributions may include one or more of the following components: ordinary income, long-term capital gains or a return of capital. The Funds have estimated what the components of these REIT distributions are and have reflected these amounts accordingly in the financial statements.

Foreign currency transactions and translation:  Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts:  The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts, which is typically limited to the unrealized gain on each open contract.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities. There were no open forward foreign currency contracts as of the end of the six month period ended June 30, 2006.

114	2006 Semiannual Report TIAA-CREF Life Funds

Notes to financial statements (unaudited)	continued

Futures contracts:  The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform. There were no open futures contracts as of the end of the six month period ended June 30, 2006.

Securities purchased on a when-issued or delayed-delivery basis:  The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to, the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Treasury Inflation-Protected Securities:  The Bond Fund invests in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income in the Statements of operations. TIPS are backed by the full faith and credit of the U.S. Government. TIPS are subject to interest rate risk. However, because TIPS have better price protection through inflation adjustments, they tend to perform well in a rising interest-rate environment if rates increase due to inflation.

Restricted securities:  Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the

TIAA-CREF Life Funds 2006 Semiannual Report	115

Notes to financial statements (unaudited)	continued

Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Distributions to shareholders:   Distributions from net investment income, if any, are declared and paid annually for each of the Funds, except for the Money Market Fund, in which case distributions are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds to the extent they exceed available capital loss carryovers. Accumulated undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary and permanent book and tax differences. Temporary differences will reverse in subsequent periods and are generally due to differing book and tax treatments for the timing and recognition of gains and losses on securities, forwards, and futures, including post-October losses. Permanent differences will result in reclassifications among the respective components of net assets and are generally due to REIT adjustments, foreign currency transactions, distribution reclassifications, and gains on certain equity securities designated and issued by “passive foreign investment companies”.

Income taxes:  The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes:  The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Transactions with affiliates:  The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification:  In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Trustees and Officers of the TIAA-CREF Life Funds are indemnified against certain liabilities that may arise out of their duties to the TIAA-CREF Life Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

116	2006 Semiannual Report TIAA-CREF Life Funds

Notes to financial statements (unaudited)	continued

Note 2—management agreement

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Management Agreement between Advisors and the Funds. Under the terms of the Investment Management Agreement, each Fund pays a fee for investment management services, based on the average daily net assets of each Fund. During the six months ended June 30, 2006, Advisors received the following annualized percentage of each Fund’s average daily net assets:

Investment Management Fee
Growth Equity Fund	0.25%
Growth & Income Fund	0.23%
International Equity Fund	0.29%
Large-Cap Value Fund	0.24%
Small-Cap Equity Fund	0.10%
Stock Index Fund	0.06%
Social Choice Equity Fund	0.07%
Real Estate Securities Fund	0.25%
Bond Fund	0.10%
Money Market Fund	0.06%

Total investment management fees incurred for each Fund for the six months ended June 30, 2006, are reflected in the Statements of operations.

Note 3—investments

At June 30, 2006, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$2,488,235	$(1,813,819)	$674,416
Growth & Income Fund	4,901,161	(1,092,327)	3,808,834
International Equity Fund	8,610,793	(1,176,130)	7,434,663
Large-Cap Value Fund	6,602,085	(1,041,680)	5,560,405
Small-Cap Equity Fund	3,997,120	(1,948,965)	2,048,155
Stock Index Fund	33,705,871	(24,910,031)	8,795,840
Social Choice Equity Fund	6,842,309	(6,353,925)	488,384
Real Estate Securities Fund	9,679,183	(843,073)	8,836,110
Bond Fund	16,103	(2,697,556)	(2,681,453)

TIAA-CREF Life Funds 2006 Semiannual Report	117

Notes to financial statements (unaudited)	continued

For the six months ended June 30, 2006, purchases and sales of securities, other than short-term money market instruments, for all Funds, except the Money Market Fund, were as follows:

	Non-Government Purchases	Government Purchases	Non-Government Sales	Government Sales
Growth Equity Fund	$14,699,928	$—	$15,603,157	$—
Growth & Income Fund	32,165,566	—	33,140,308	—
International Equity Fund	79,605,734	—	73,636,253	—
Large-Cap Value Fund	33,252,459	—	31,647,648	—
Small-Cap Equity Fund	87,354,303	—	83,084,294	—
Stock Index Fund	16,942,068	—	18,585,303	—
Social Choice Equity Fund	4,929,977	—	5,606,166	—
Real Estate Securities Fund	51,810,172	—	47,622,553	—
Bond Fund	8,527,677	22,335,368	6,247,788	20,817,174

Note 4—distributions to shareholders

The tax character of distributions paid to shareholders during the year ended December 31, 2005, was as follows:

	2005
	Ordinary Income	Long-Term Capital Gain		Total
Growth Equity Fund	$182,267	$		$182,267
Growth & Income Fund	661,771		—	661,771
International Equity Fund	1,130,293		—	1,130,293
Large-Cap Value Fund	2,272,831		1,473,248	3,746,079
Small-Cap Equity Fund	2,539,797		3,898,430	6,438,227
Stock Index Fund	2,495,347		—	2,495,347
Social Choice Equity Fund	470,848		—	470,848
Real Estate Securities Fund	8,373,076		2,018,550	10,391,626
Bond Fund	2,753,562		—	2,753,562
Money Market Fund	1,140,535		—	1,140,535

The tax character of the fiscal year 2006 distributions will be determined at the end of the fiscal year.

118	2006 Semiannual Report TIAA-CREF Life Funds

Notes to financial statements (unaudited)	continued

As of December 31, 2005, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	Capital Loss Carryover	Post- October Losses	Total
Growth Equity Fund	$3,464	$—	$1,851,752	$(39,014,281)	$(213,352)	$(37,372,417)
Growth & Income Fund	9,845	—	3,211,465	(15,887,916)	(521)	(12,667,127)
International Equity Fund	57,684	—	7,931,777	(13,663,641)	(34,019)	(5,708,199)
Stock Index Fund	32,567	—	5,289,437	(657,581)	—	4,664,423
Social Choice Equity Fund	7,335	—	239,004	(496,496)	—	(250,157)
Large-Cap Value Fund	217,838	351,869	4,735,388	—	(591)	5,304,504
Small-Cap Equity Fund	296,008	319,301	1,869,907	—	—	2,485,216
Real Estate Securities Fund	231,914	89,102	2,267,145	—	—	2,588,161
Bond Fund	—	—	(1,079,663)	(388,407)	(56,393)	(1,524,463)
Money Market Fund	71	—	—		—	71

The difference between book basis and tax basis net investment income, net realized gains and losses and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains and losses on certain forward foreign currency contracts, on investments in passive foreign investment companies, adjustments for REIT distributions, and the use of capital loss carryovers.

At December 31, 2005, the following funds had capital loss carryovers, which will expire as follows:

	Date of Expiration
	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	Total
Growth Equity Fund	$212,455	$12,578,729	$12,297,132	$10,153,999	$3,010,278	$761,688	$39,014,281
Growth & Income Fund	—	1,960,652	8,825,685	5,101,579	—	—	$15,887,916
International Equity Fund	—	4,734,175	4,809,564	4,119,902	—	—	$13,663,641
Stock Index Fund	—	—	—	—	—	657,581	$657,581
Social Choice Equity Fund	—	—	496,496	—	—	—	$496,496
Bond Fund	—	—	—	—	115,865	272,542	$388,407

For the year ended December 31, 2005, the Growth & Income Fund, International Equity Fund, and Social Choice Equity Fund utilized $662,929, $5,590,079, and $96,534, respectively of their capital loss carryover available from prior years.

TIAA-CREF Life Funds 2006 Semiannual Report	119

Notes to financial statements (unaudited)	concluded

Note 5—line of credit

Each of the Funds, except the Bond and Money Market Funds, participates in a $1.75 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by Advisors. Interest associated with any borrowing under the facility by the Funds will be charged to Advisors rates that are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2006, there were no borrowings under this credit facility by the Funds.

Note 6—subsequent event

On July 27, 2006, the Funds entered into a four-year agreement with State Street Bank and Trust Company to engage in securities lending transactions. Under the terms of the agreement, the Funds may lend portfolio securities to qualified borrowers consisting of financial institutions and brokers. By lending such securities, the Funds will attempt to increase their net investment income through the receipt of interest on collateral (after rebates and fees). The loans will be secured by collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of the securities loaned for foreign securities. All cash collateral will be invested in the State Street Bank Navigator Securities Lending Prime Portfolio.

120	2006 Semiannual Report TIAA-CREF Life Funds

Board approval of investment management agreement

TIAA-CREF Life Funds’ Board is responsible for overseeing the TIAA-CREF Life Funds’ corporate policies and for adhering to fiduciary standards under the Investment Company Act of 1940. Most significantly, the Board is responsible for the initial approval and annual renewal of the TIAA-CREF Life Funds’ investment management agreement with Advisors (the “Management Agreement”). Under the Management Agreement, Teachers Advisors, Inc. (“Advisors”) assumes responsibility for providing to, or obtaining for, the TIAA-CREF Life Funds all of the services necessary for their ordinary operation, including investment advisory, transfer agency, dividend disbursing, custody, accounting and administrative services.

In considering whether to renew the Management Agreement, the Board, at its April 3, and May 16, 2006 meetings, reviewed the following factors with respect to each Fund: (1) the nature, extent and quality of services provided by Advisors to each Fund; (2) the investment performance of each Fund; (3) the costs of the services provided to each Fund and the profits realized or to be realized by Advisors and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale have been realized as each Fund grows; (5) whether the level of fees reflects those economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by Advisors with other clients; and (7) any other benefits derived or anticipated to be derived by Advisors from its relationship with the Funds. The factors should be viewed in their totality, with no single factor being the principal factor in determining whether to approve the renewal of the Management Agreement.

Set forth below are the general factors the Board considered for all of the Funds, followed by an outline of the specific factors the Board considered for each particular Fund.

The Nature, Extent and Quality of Services. The Board considered that Advisors is an experienced investment adviser that has managed the TIAA-CREF Mutual Funds since 1997, the TIAA-CREF Institutional Mutual Funds and the TIAA-CREF Life Funds since 1999. The investment professionals of Advisors have also managed various accounts of the College Retirement Equities Fund (“CREF”) since their inception. Under the Management Agreement, Advisors is responsible for managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active and extensive monitoring of the investment portfolios daily by various personnel with specific responsibility for the particular type of investment in question; and reporting on the investment performance of the Funds to the Boards at their scheduled quarterly meetings. The Board considered that Advisors has carried out these responsibilities in a highly professional manner.

The Board considered, among other things, the performance of each of the Funds, as discussed below.

TIAA-CREF Life Funds 2006 Semiannual Report	121

Board approval of investment management agreement	continued

Performance. The Board considered the performance of each Fund over the past year, three years, five years and since inception and the Funds’ performance as compared to their peer groups and benchmark indices. The Board considered the comparative performance and expense data for each Fund prepared by an independent third party, Lipper, Inc.’s Global Fiduciary Review unit (“Lipper”) for each pertinent Fund, as well as Fund performance against its performance benchmark. In looking at this data, the Board considered that most of the Funds met their benchmarks over the long-term (when factoring the effect of expenses) and ranked in the top-three quintiles versus their peers, with the exception of the Growth Equity Fund and the Real Estate Securities Fund. For additional detail about each Fund of the TIAA-CREF Life Funds, see the Fund-by-Fund synopsis below.

Cost and Profitability. The Board considered the materials it received reflecting Advisors’ revenues for providing investment management and other services to the Funds and that Advisors is providing these services overall at a loss. The Board noted that the Funds’ unitary fee structure provided no flexibility to the Advisor in the face of rising costs. The Board considered the detailed Fund-by-Fund analysis of Advisors’ profitability with respect to each Fund, calculated for the year ended December 31, 2005, as outlined in the synopsis below. In reviewing the profitability information provided, the Board considered that Advisors runs substantial losses. In addition, the Board considered that Advisors’ revenues are reasonable from a shareholder perspective, but may not be adequate when considering the nature, quality and cost of Advisors’ services to the Funds.

Fees Charged by Other Advisers. The Board considered information regarding fees paid to other advisers for managing similar Funds. The Board received comparative fee information for comparable peer group Funds prepared by Lipper. The Board considered that the proposed advisory fee to be paid to Advisors for its services to each Fund compared favorably to the advisory fees charged to other comparable funds. The Board considered that, for the most part, the fees under Advisors’ current management agreements with the Funds are lower than those of the peer group funds identified by Lipper. See the Fund-by-Fund detail below.

Economies of Scale. The Board considered whether Advisors may experience economies of scale in connection with the operation of each Fund. In making this determination, the Board considered that almost all of the Funds operate at a loss to Advisors. While Advisors experiences certain economies of scale by sharing investment personnel with TIAA-CREF Investment Management, LLC and among the Funds, this generally does not offset these losses. While breakpoints could be an appropriate way for Advisors to share economies of scale with Funds that have substantial assets or that have grown materially over the year, Advisors does not believe there is a direct relationship between the economies of scale realized by the Funds and those realized by Advisors as assets increase. This is largely because any economies of scale realized by Advisors and Investment Management are across a variety of classes, services, and products and not due to the growth of a single Fund.

122	2006 Semiannual Report TIAA-CREF Life Funds

Board approval of investment management agreement	continued

Fee Comparison with Other Advisors Clients. The Board considered that Advisors provides similar investment management services to each of the TIAA-CREF Institutional Mutual Funds, the TIAA-CREF Mutual Funds, TIAA-CREF Life Funds, and TIAA Separate Account VA-1, although distribution channels differ. In addition, Advisors, through its TIAA-CREF Asset Management (TCAM) division, manages large institutional client assets through unregistered commingled Funds and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of the comparable Funds, and the fact that the fees Advisors charges are the same or lower than Advisors’ comparable Funds.

Other Benefits. Advisors and its affiliates may benefit from the advisory relationship with the Funds to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain investment portfolios managed by Advisors are managed in the same manner and by the same personnel as certain CREF accounts, resulting in the possibility for benefits associated with economies of scale.

Fund-by-Fund Factors

The Funds’ trustees considered the following specific factors during their determination to renew the Management Agreement for each Fund listed below:

Growth Equity Fund

•	The Fund’s contractual management fee is 0.25%. Advisors proposed that the Fund’s actual management fee be 0.25%. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees are in the 1st quintile of its Expense Universe.
•	While the Fund outperformed its benchmark over the one-year period, it underperformed its benchmark over the three- and five-year periods and since inception.
•	For the one-, two-, three-, four- and five-year periods ended 12/31/05, the Fund was in the 4th quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 2 stars for the one-year period ended 12/31/05.
•	Longer-term performance of the Fund was impacted negatively by poor stock selection, so the portfolio team was dismissed and Fund management was taken over by Greg Luttrell and Susan Hirsch.
•	Advisors had a net loss on the Fund for the one-year period ended 12/31/05.

Growth & Income Fund

•	The Fund’s contractual management fee is 0.23%. Advisors proposed that the Fund’s actual management fee be 0.23%. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

TIAA-CREF Life Funds 2006 Semiannual Report	123

Board approval of investment management agreement	continued

•	While the Fund outperformed its benchmark over the one-year period, it underperformed its benchmark over the three- and five-year periods and since inception.
•	For the one-, two- and three-year periods ended 12/31/05, the Fund was in the 2nd quintile of its Performance Universe; while, for the four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period ended 12/31/05.
•	In March 2005, the Fund’s adviser added a new portfolio manager, Susan Kempler, to the Fund. As a consequence of this change and other factors, for the year ending December 31, 2005, the Fund outperformed its benchmark.
•	Advisors had a net loss on the Fund for the one-year period ended 12/31/05.

Large-Cap Value Fund

•	The Fund’s contractual management fee is 0.24%. Advisors proposed that the Fund’s actual management fee be 0.24%. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees are in the 1st quintile of its Expense Universe.
•	The Fund underperformed its benchmark over the one-year and since-inception periods, but outperformed its benchmark over the three-year period.
•	For the one-, two- and three-year periods ended 12/31/05, the Fund was in the 4th, 1st and 2nd quintile of its Performance Universe, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars for the one-year period ended 12/31/05.
•	Advisors had a net loss on the Fund for the one-year period ended 12/31/05.

Small-Cap Equity Fund

•	The Fund’s contractual management fee is 0.10%. Advisors proposed that the Fund’s actual management fee be 0.10%. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees are in the 1st quintile of its Expense Universe.
•	The Fund has outperformed its benchmark over the one- and three-year and since-inception periods,
•	For the one- and two-year periods ended 12/31/05, the Fund was in the 3rd quintile of its Performance Universe.
•	For the three-year period, the Fund was in the 1st quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period ended 12/31/05.
•	Advisors had a net loss on the Fund for the one-year period ended 12/31/05.

Stock Index Fund

•	The Fund’s contractual management fee is 0.06%. Advisors proposed that the Fund’s actual management fee be 0.06%. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

124	2006 Semiannual Report TIAA-CREF Life Funds

Board approval of investment management agreement	continued

•	The Fund’s performance generally matched its benchmark minus the effect of the Fund’s expenses.
•	For the one-, two-, three-, four- and five-year periods ended 12/31/05, the Fund was in the 3rd quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period ended 12/31/05.
•	Advisors had a net loss on the Fund for the one-year period ended 12/31/05.

Social Choice Equity Fund

•	The Fund’s contractual management fee is 0.07%. Advisors proposed that the Fund’s actual management fee be 0.07%. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees are in the 1st quintile of its Expense Universe.
•	The Fund outperformed its benchmark over all prior-year periods and since inception.
•	For the one-, three- and five-year periods ended 12/31/05, the Fund was in the 3rd quintile of its Performance Universe.
•	For the two- and four-year periods, the Fund was in the 2nd quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period ended 12/31/05.
•	Advisors had a net loss on the Fund for the one-year period ended 12/31/05.

Real Estate Securities Fund

•	The Fund’s contractual management fee is 0.25%. Advisors proposed that the Fund’s actual management fee be 0.25%. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees are in the 1st quintile of its Expense Universe.
•	The Fund underperformed its benchmark over all prior year periods and since inception.
•	For the one-, two- and three-year periods ended 12/31/05, the Fund was in the 5th quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period ended 12/31/05.
•	Following the record of poor performance, the portfolio manager of the Fund was removed and the Fund is being restructured. David Copp joined the team late in 2005.
•	Advisors earned a modest profit on the Fund for the one-year period ended 12/31/05.

International Equity Fund

•	The Fund’s contractual management fee is 0.29%. Advisors proposed that the Fund’s actual management fee be 0.29%. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

TIAA-CREF Life Funds 2006 Semiannual Report	125

Board approval of investment management agreement	concluded

•	The Fund outperformed its benchmark over the one- and three-year periods and underperformed its benchmark over the five-year and since-inception periods.
•	For the one- and two-year periods ended 12/31/05, the Fund was in the 3rd quintile of its Performance Universe.
•	For the three-, four and five-year periods, the Fund was in the 2nd quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period ended 12/31/05.
•	Advisors had a net loss on the Fund for the one-year period ended 12/31/05.

Bond Fund

•	The Fund’s contractual management fee is 0.10%. Advisors proposed that the Fund’s actual management fee be 0.10%. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

The Fund’s performance generally matched that of its benchmark over the one-year and since inception periods.

•	For the one-year period ended 12/31/05, the Fund was in the 1st quintile of its Performance Universe. For the two-year period the Fund was in the 2nd quintile of its Performance Universe. Since inception, the Fund was in the 5th quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period ended 12/31/05.
•	Advisors had a net loss on the Fund for the one-year period ended 12/31/05.

Money Market Fund

•	The Fund’s contractual management fee is 0.06%. Advisors proposed that the Fund’s actual management fee be 0.06%. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees are in the 1st quintile of its Expense Universe.
•	The Fund outperformed its benchmark over the one- and two-year periods.
•	For the one- and two-year periods ended 12/31/05, the Fund was in the 1st quintile of its Performance Universe. Since inception, the Fund was in the 1st quintile of its Performance Universe
•	Money market funds are not rated by Morningstar.
•	Advisors had a net loss on the Fund for the one-year period ended 12/31/05.

Based on these factors, and the information provided, the Board approved the continuation of the Management Agreement covering each of the Funds. The trustees were advised by separate independent legal counsel throughout the review process.

126	2006 Semiannual Report TIAA-CREF Life Funds

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums.

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF Mutual Funds, after-tax annuities and life insurance

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

FOR HEARING- OR SPEECH-IMPAIRED

PARTICIPANTS

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

8 a.m. to 5 p.m. CT, Monday–Friday

TIAA-CREF TUITION FINANCING, INC.

Tuition financing programs

888 381-8283

8 a.m. to 11 p.m. ET, Monday–Friday

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges and expenses carefully before investing. Please call 800 223-1200 or visit www.tiaa-cref.org for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. TIAA-CREF Tuition Financing, Inc. (TFI) is the program manager for 529 college savings plans. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

©2006 Teachers Insurance and Annuity Association–College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

730 Third Avenue

New York, NY 10017-3206

Printed on recycled paper	A10937
C36323	8/06

Item 2. Code of Ethics.

The Board of Trustees of the TIAA-CREF Life Funds (the “Registrant”) has a code of ethics for senior financial officers, including its principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002. The code of ethics is filed as an exhibit to this annual report.

During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

There is no change to the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFE FUNDS - GROWTH EQUITY FUND

TIAA-CREF LIFE FUNDS

GROWTH EQUITY

STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.54%
APPAREL AND ACCESSORY STORES - 0.70%
6,286	*	Chico’s FAS, Inc	$169,596
896	*	J Crew Group, Inc	24,595

		TOTAL APPAREL AND ACCESSORY STORES	194,191

APPAREL AND OTHER TEXTILE PRODUCTS - 0.38%
1,889		Polo Ralph Lauren Corp	103,706

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	103,706

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.37%
6,254		Lowe’s Cos, Inc	379,430

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	379,430

BUSINESS SERVICES - 13.47%
13,767	*	Adobe Systems, Inc	417,966
4,900	*	Akamai Technologies, Inc	177,331
4,252	*	Cognizant Technology Solutions Corp	286,457
13,803	*	eBay, Inc	404,290
8,090	*	Electronic Arts, Inc	348,194
2,115	*	Google, Inc (Class A)	886,883
15,592		Microsoft Corp	363,294
4,200	*	Red Hat, Inc	98,280
5,778		SAP AG. (ADR)	303,461
13,068	*	Yahoo!, Inc	431,244

		TOTAL BUSINESS SERVICES	3,717,400

CHEMICALS AND ALLIED PRODUCTS - 11.53%
14,061		Abbott Laboratories	613,200
9,519	*	Amgen, Inc	620,924
2,302		Eli Lilly & Co	127,232
4,957	*	Genzyme Corp	302,625
4,100	*	Gilead Sciences, Inc	242,556
4,015		Monsanto Co	338,023
5,784	*	Sepracor, Inc	330,498
8,274		Teva Pharmaceutical Industries Ltd (ADR)	261,376
7,828		Wyeth	347,641

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,184,075

COAL MINING - 0.47%
2,322		Peabody Energy Corp	129,452

		TOTAL COAL MINING	129,452

TIAA-CREF LIFE FUNDS - GROWTH EQUITY FUND

SHARES		COMPANY	VALUE

COMMUNICATIONS - 3.28%
5,574		America Movil S.A. de C.V. (ADR)	$185,391
13,119		AT&T, Inc	365,889
6,024		Sprint Nextel Corp	120,420
6,951	*	Univision Communications, Inc (Class A)	232,859

		TOTAL COMMUNICATIONS	904,559

EATING AND DRINKING PLACES - 1.12%
8,189	*	Starbucks Corp	309,217

		TOTAL EATING AND DRINKING PLACES	309,217

ELECTRIC, GAS, AND SANITARY SERVICES - 0.75%
8,127		Fortum Oyj	207,832

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	207,832

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 14.63%
5,458	*	Broadcom Corp (Class A)	164,013
27,069	*	Cisco Systems, Inc	528,658
2,759		Cooper Industries Ltd (Class A)	256,365
5,629		Emerson Electric Co	471,765
2,848		Harman International Industries, Inc	243,134
20,943		Intel Corp	396,870
1,211		Linear Technology Corp	40,556
86,900	*	Lucent Technologies, Inc	210,298
5,772	*	Marvell Technology Group Ltd	255,873
12,965		Motorola, Inc	261,245
10,042	*	Network Appliance, Inc	354,483
16,922		Qualcomm, Inc	678,065
5,835		Texas Instruments, Inc	176,742

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,038,067

ENGINEERING AND MANAGEMENT SERVICES - 2.45%
4,172	*	Celgene Corp	197,878
4,000	*	Keryx Biopharmaceuticals, Inc	56,800
10,833		Paychex, Inc	422,270

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	676,948

FOOD AND KINDRED PRODUCTS - 2.43%
11,168		PepsiCo, Inc	670,527

		TOTAL FOOD AND KINDRED PRODUCTS	670,527

FURNITURE AND HOMEFURNISHINGS STORES - 0.91%
7,585	*	Bed Bath & Beyond, Inc	251,594

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	251,594

GENERAL MERCHANDISE STORES - 2.61%
8,978		Target Corp	438,755
5,878		Wal-Mart Stores, Inc	283,143

		TOTAL GENERAL MERCHANDISE STORES	721,898

TIAA-CREF LIFE FUNDS - GROWTH EQUITY FUND

SHARES		COMPANY	VALUE

HEALTH SERVICES - 1.37%
1,949		Caremark Rx, Inc	$97,197
4,921	*	Medco Health Solutions, Inc	281,875

		TOTAL HEALTH SERVICES	379,072

HOLDING AND OTHER INVESTMENT OFFICES - 0.87%
810		Alcon, Inc	79,826
83		Hugoton Royalty Trust	2,465
3,130		iShares Russell 1000 Growth Index Fund	158,315

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	240,606

HOTELS AND OTHER LODGING PLACES - 1.24%
5,675		Starwood Hotels & Resorts Worldwide, Inc	342,430

		TOTAL HOTELS AND OTHER LODGING PLACES	342,430

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.76%
2,140	*	Alstom RGPT	195,509
6,188	*	Apple Computer, Inc	353,459
8,427		Applied Materials, Inc	137,192
2,700		Caterpillar, Inc	201,096
813		Deere & Co	67,877
2,128	*	Rackable Systems, Inc	84,035

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,039,168

INSTRUMENTS AND RELATED PRODUCTS - 3.94%
5,642	*	Advanced Medical Optics, Inc	286,049
3,533		Medtronic, Inc	165,768
9,310	*	St. Jude Medical, Inc	301,830
5,904	*	Zimmer Holdings, Inc	334,875

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,088,522

INSURANCE CARRIERS - 2.69%
11,096		Aetna, Inc	443,063
11,692		Progressive Corp	300,601

		TOTAL INSURANCE CARRIERS	743,664

LEATHER AND LEATHER PRODUCTS - 1.03%
9,488	*	Coach, Inc	283,691

		TOTAL LEATHER AND LEATHER PRODUCTS	283,691

METAL MINING - 0.53%
6,088		Companhia Vale do Rio Doce (ADR)	146,356

		TOTAL METAL MINING	146,356

MISCELLANEOUS RETAIL - 2.01%
18,038		CVS Corp	553,767

		TOTAL MISCELLANEOUS RETAIL	553,767

TIAA-CREF LIFE FUNDS - GROWTH EQUITY FUND

SHARES		COMPANY	VALUE

MOTION PICTURES - 0.59%
5,465		Walt Disney Co	$163,950

		TOTAL MOTION PICTURES	163,950

NONDEPOSITORY INSTITUTIONS - 2.35%
12,176		American Express Co	648,007

		TOTAL NONDEPOSITORY INSTITUTIONS	648,007

OIL AND GAS EXTRACTION - 3.59%
4,760		Halliburton Co	353,240
1,837		Noble Energy, Inc	86,082
5,186		Schlumberger Ltd	337,660
4,809		XTO Energy, Inc	212,894

		TOTAL OIL AND GAS EXTRACTION	989,876

PETROLEUM AND COAL PRODUCTS - 0.56%
2,227		EOG Resources, Inc	154,420

		TOTAL PETROLEUM AND COAL PRODUCTS	154,420

PRIMARY METAL INDUSTRIES - 2.13%
24,251	*	Corning, Inc	586,632

		TOTAL PRIMARY METAL INDUSTRIES	586,632

SECURITY AND COMMODITY BROKERS - 6.29%
29,350		Charles Schwab Corp	469,013
822		Chicago Mercantile Exchange Holdings, Inc	403,725
8,890	*	E*Trade Financial Corp	202,870
1,982		Goldman Sachs Group, Inc	298,152
3,188		Merrill Lynch & Co, Inc	221,757
9,571		TD Ameritrade Holding Corp	141,747

		TOTAL SECURITY AND COMMODITY BROKERS	1,737,264

TOBACCO PRODUCTS - 2.28%
8,580		Altria Group, Inc	630,029

		TOTAL TOBACCO PRODUCTS	630,029

TRANSPORTATION BY AIR - 0.47%
7,928		Southwest Airlines Co	129,781

		TOTAL TRANSPORTATION BY AIR	129,781

TRANSPORTATION EQUIPMENT - 4.17%
6,081		Boeing Co	498,095
10,317		United Technologies Corp	654,304

		TOTAL TRANSPORTATION EQUIPMENT	1,152,399

TIAA-CREF LIFE FUNDS - GROWTH EQUITY FUND

SHARES		COMPANY	VALUE

TRANSPORTATION SERVICES - 0.98%
5,051		CH Robinson Worldwide, Inc	$269,218

		TOTAL TRANSPORTATION SERVICES	269,218

TRUCKING AND WAREHOUSING - 1.88%
6,302		United Parcel Service, Inc (Class B)	518,844

		TOTAL TRUCKING AND WAREHOUSING	518,844

WHOLESALE TRADE-DURABLE GOODS - 0.71%
5,116		General Electric Co	168,623
412	*	WESCO International, Inc	28,428

		TOTAL WHOLESALE TRADE-DURABLE GOODS	197,051

		TOTAL COMMON STOCKS (Cost $26,809,227)	27,483,643

		TOTAL PORTFOLIO - 99.54% (Cost $26,809,227)	27,483,643
		OTHER ASSETS & LIABILITIES, NET - 0.46%	125,644

		NET ASSETS - 100.00%	$27,609,287

*	Non-income producing

ABBREVIATION:

ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.27%
AMUSEMENT AND RECREATION SERVICES - 0.32%
8,670	*	GameLoft	$64,187
600		Nintendo Co Ltd	100,774

		TOTAL AMUSEMENT AND RECREATION SERVICES	164,961

APPAREL AND ACCESSORY STORES - 0.37%
3,249		Abercrombie & Fitch Co (Class A)	180,092
458	*	J Crew Group, Inc	12,572

		TOTAL APPAREL AND ACCESSORY STORES	192,664

BUSINESS SERVICES - 5.56%
5,313	*	Adobe Systems, Inc	161,303
20,126		Advanced Semiconductor Engineering, Inc (ADR)	100,026
11,165		Automatic Data Processing, Inc	506,333
5,265	*	eBay, Inc	154,212
114	*	Gmarket, Inc (ADR)	1,752
700	*	Google, Inc (Class A)	293,531
34,508		Microsoft Corp	804,036
8,276	*	Redback Networks, Inc	151,782
6,253		SAP AG. (ADR)	328,408
11,497	*	Yahoo!, Inc	379,401

		TOTAL BUSINESS SERVICES	2,880,784

CHEMICALS AND ALLIED PRODUCTS - 14.06%
10,002		Abbott Laboratories	436,187
6,599		Air Products & Chemicals, Inc	421,808
5,915		Akzo Nobel NV	318,865
4,122	*	Amgen, Inc	268,878
4,783		Colgate-Palmolive Co	286,502
5,354		Cytec Industries, Inc	287,296
3,638		Du Pont (E.I.) de Nemours & Co	151,341
6,096		Eli Lilly & Co	336,926
5,603	*	Gilead Sciences, Inc	331,473
5,489	*	Keryx Biopharmaceuticals, Inc	77,944
8,494		Merck & Co, Inc	309,436
5,525		Monsanto Co	465,150
5,732		Novartis AG. (ADR)	309,069
30,681		Pfizer, Inc	720,083
19,715		Procter & Gamble Co	1,096,154
1,623		Roche Holding AG.	267,762
20,474		Schering-Plough Corp	389,620
2,914		Sigma-Aldrich Corp	211,673
13,445		Wyeth	597,092

		TOTAL CHEMICALS AND ALLIED PRODUCTS	7,283,259

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

COAL MINING - 0.27%
3,637		Sasol Ltd (ADR)	$140,534

		TOTAL COAL MINING	140,534

COMMUNICATIONS - 3.12%
8,917		America Movil S.A. de C.V. (ADR)	296,579
23,327		AT&T, Inc	650,590
8,521		BellSouth Corp	308,460
18,084		Sprint Nextel Corp	361,499

		TOTAL COMMUNICATIONS	1,617,128

DEPOSITORY INSTITUTIONS - 9.94%
23,392		Bank of America Corp	1,125,155
21,001		Citigroup, Inc	1,013,088
21,770		JPMorgan Chase & Co	914,340
8,691		Marshall & Ilsley Corp	397,526
9,844		Northern Trust Corp	544,373
8,088		South Financial Group, Inc	213,604
18,503		US Bancorp	571,373
5,528		Wells Fargo & Co	370,819

		TOTAL DEPOSITORY INSTITUTIONS	5,150,278

EATING AND DRINKING PLACES - 0.63%
716	*	Chipotle Mexican Grill, Inc	43,640
7,488	*	Starbucks Corp	282,747

		TOTAL EATING AND DRINKING PLACES	326,387

ELECTRIC, GAS, AND SANITARY SERVICES - 2.59%
8,922		American Electric Power Co, Inc	305,579
12,066		DPL, Inc	323,369
2,848		Entergy Corp	201,496
9,001		Exelon Corp	511,527

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,341,971

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.43%
2,808		Amphenol Corp (Class A)	157,136
45,444	*	Cisco Systems, Inc	887,521
7,996	*	Comverse Technology, Inc	158,081
6,675		Emerson Electric Co	559,432
6,532		Gamesa Corp Tecnologica S.A.	139,982
17,241		Honeywell International, Inc	694,812
21,622		Intel Corp	409,737
71,659	*	JDS Uniphase Corp	181,297
3,089		Linear Technology Corp	103,451
12,506		Motorola, Inc	251,996
25,959	*	PMC - Sierra, Inc	244,015
14,415		Qualcomm, Inc	577,609

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,365,069

FABRICATED METAL PRODUCTS - 0.48%
5,282		Illinois Tool Works, Inc	250,895

		TOTAL FABRICATED METAL PRODUCTS	250,895

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

FOOD AND KINDRED PRODUCTS - 2.95%
2,605		Archer Daniels Midland Co	$107,534
5,510		H.J. Heinz Co	227,122
741		Nestle S.A.	232,281
16,029		PepsiCo, Inc	962,381

		TOTAL FOOD AND KINDRED PRODUCTS	1,529,318

FURNITURE AND FIXTURES - 0.08%
1,705	*	BE Aerospace, Inc	38,976

		TOTAL FURNITURE AND FIXTURES	38,976

FURNITURE AND HOMEFURNISHINGS STORES - 1.58%
9,916	*	Bed Bath & Beyond, Inc	328,914
8,968		Best Buy Co, Inc	491,805

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	820,719

GENERAL MERCHANDISE STORES - 2.53%
4,842		Costco Wholesale Corp	276,623
7,484		Target Corp	365,743
13,874		Wal-Mart Stores, Inc	668,311

		TOTAL GENERAL MERCHANDISE STORES	1,310,677

HEALTH SERVICES - 2.34%
4,427	*	Coventry Health Care, Inc	243,219
8,540	*	Medco Health Solutions, Inc	489,171
5,804		Omnicare, Inc	275,226
5,886		Pharmaceutical Product Development, Inc	206,716

		TOTAL HEALTH SERVICES	1,214,332

HOLDING AND OTHER INVESTMENT OFFICES - 0.40%
1,620		SPDR Trust Series 1	206,194

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	206,194

HOTELS AND OTHER LODGING PLACES - 0.89%
4,394		Accor S.A.	267,379
2,609	*	Wynn Resorts Ltd	191,240

		TOTAL HOTELS AND OTHER LODGING PLACES	458,619

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.13%
6,508		3M Co	525,651
4,128	*	Alstom RGPT	377,132
7,274	*	Apple Computer, Inc	415,491
5,032	*	Dell, Inc	122,831
8,016	*	EMC Corp	87,936
44,680		General Electric Co	1,472,653
25,342		Hewlett-Packard Co	802,835
5,327		International Business Machines Corp	409,220

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,213,749

INSTRUMENTS AND RELATED PRODUCTS - 0.91%
4,612	*	Advanced Medical Optics, Inc	233,828
8,011		Tektronix, Inc	235,684

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	469,512

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 5.03%
11,486		ACE Ltd	$581,077
7,062		Aetna, Inc	281,986
11,459		Aflac, Inc	531,125
15,302		American International Group, Inc	903,583
2,668		Assurant, Inc	129,131
3,601		Chubb Corp	179,690

		TOTAL INSURANCE CARRIERS	2,606,592

METAL MINING - 1.05%
5,057		Inco Ltd	333,256
2,559		Phelps Dodge Corp	210,247

		TOTAL METAL MINING	543,503

MISCELLANEOUS RETAIL - 0.75%
12,727		CVS Corp	390,719

		TOTAL MISCELLANEOUS RETAIL	390,719

MOTION PICTURES - 1.34%
3,945		CBS Corp	106,712
30,569		News Corp (Class A)	586,313

		TOTAL MOTION PICTURES	693,025

NONDEPOSITORY INSTITUTIONS - 3.26%
14,549		American Express Co	774,298
9,394		Fannie Mae	451,851
8,749		SLM Corp	462,997

		TOTAL NONDEPOSITORY INSTITUTIONS	1,689,146

OIL AND GAS EXTRACTION - 2.70%
10,471	*	Cameron International Corp	500,200
1,922		Halliburton Co	142,632
11,636		Schlumberger Ltd	757,620

		TOTAL OIL AND GAS EXTRACTION	1,400,452

PETROLEUM AND COAL PRODUCTS - 6.97%
5,008		Apache Corp	341,796
24,009		Exxon Mobil Corp	1,472,952
4,611		Hess Corp	243,691
4,862		Kerr-McGee Corp	337,180
6,537		Marathon Oil Corp	544,532
4,607	*	Newfield Exploration Co	225,467
4,681		Noble Energy, Inc	219,352
3,427		Valero Energy Corp	227,965

		TOTAL PETROLEUM AND COAL PRODUCTS	3,612,935

PRINTING AND PUBLISHING - 0.47%
2,589		Meredith Corp	128,259
4,336	*	VistaPrint Ltd	115,945

		TOTAL PRINTING AND PUBLISHING	244,204

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

RAILROAD TRANSPORTATION - 0.34%
3,302		Norfolk Southern Corp	$175,732

		TOTAL RAILROAD TRANSPORTATION	175,732

SECURITY AND COMMODITY BROKERS - 2.52%
1,858		Bear Stearns Cos, Inc	260,269
7,998		Lazard Ltd	323,119
11,423		Morgan Stanley	722,048

		TOTAL SECURITY AND COMMODITY BROKERS	1,305,436

TOBACCO PRODUCTS - 3.87%
27,273		Altria Group, Inc	2,002,656

		TOTAL TOBACCO PRODUCTS	2,002,656

TRANSPORTATION BY AIR - 0.46%
9,463	*	AMR Corp	240,549

		TOTAL TRANSPORTATION BY AIR	240,549

TRANSPORTATION EQUIPMENT - 3.08%
6,600		Boeing Co	540,606
7,401		Northrop Grumman Corp	474,108
9,127		United Technologies Corp	578,834

		TOTAL TRANSPORTATION EQUIPMENT	1,593,548

TRANSPORTATION SERVICES - 0.36%
3,539		CH Robinson Worldwide, Inc	188,629

		TOTAL TRANSPORTATION SERVICES	188,629

TRUCKING AND WAREHOUSING - 0.53%
950		DSV A/S	158,774
2,443		Landstar System, Inc	115,383

		TOTAL TRUCKING AND WAREHOUSING	274,157

WHOLESALE TRADE-NONDURABLE GOODS - 0.96%
7,722		Cardinal Health, Inc	496,756

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	496,756

		TOTAL COMMON STOCKS (Cost $47,625,231)	51,434,065

		TOTAL PORTFOLIO - 99.27% (Cost $47,625,231)	51,434,065
		OTHER ASSETS & LIABILITIES, NET - 0.73%	377,215

		NET ASSETS - 100.00%	$51,811,280

*	Non-income producing

ABBREVIATION:

ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.91%
AGRICULTURAL SERVICES - 0.04%
9,800		AWB Ltd	$31,526

		TOTAL AGRICULTURAL SERVICES	31,526

APPAREL AND OTHER TEXTILE PRODUCTS - 0.23%
71,000		Toyobo Co Ltd	201,233

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	201,233

BUSINESS SERVICES - 0.81%
5,000		Mitsuba Corp	54,061
34		NTT Data Corp	147,225
1,500		Otsuka Corp	169,269
542		SAP AG.	114,350
5,000		Secom Co Ltd	236,627

		TOTAL BUSINESS SERVICES	721,532

CHEMICALS AND ALLIED PRODUCTS - 11.54%
24,000		Air Water, Inc	242,068
98,000		Aluminum Corp of China Ltd	72,551
225	*	Arkema	8,778
104,001		Bayer AG.	4,779,332
3,997		Dr Reddy’s Laboratories Ltd	110,078
19,600	*	Dyno Nobel Ltd	35,822
6,700		JSR Corp	169,383
10,000		Kaken Pharmaceutical Co Ltd	75,143
12,500		Kuraray Co Ltd	139,964
39,000		Nippon Paint Co Ltd	184,910
12,000		Nippon Shokubai Co Ltd	146,857
14,690		Novartis AG.	793,860
46,866		Reckitt Benckiser plc	1,750,957
736		Roche Holding AG.	121,425
6,400		Shin-Etsu Chemical Co Ltd	348,231
45,200		Sigma Pharmaceuticals Ltd	87,311
25,000		Sumitomo Chemical Co Ltd	208,634
14,100		Takeda Pharmaceutical Co Ltd	878,205
25,000		Teijin Ltd	158,772

		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,312,281

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

COAL MINING - 1.18%
49,105	BHP Billiton Ltd	$1,057,994

	TOTAL COAL MINING	1,057,994

COMMUNICATIONS - 2.11%
48	KDDI Corp	295,184
44	Nippon Telegraph & Telephone Corp	215,930
108,364	Royal KPN NV	1,217,939
247	SKY Perfect Communications, Inc	159,459

	TOTAL COMMUNICATIONS	1,888,512

DEPOSITORY INSTITUTIONS - 6.12%
15,552	Australia & New Zealand Banking Group Ltd	307,230
19	DBS Group Holdings Ltd	217
7,900	Hang Seng Bank Ltd	100,187
6,571	ICICI Bank Ltd (ADR)	155,404
33,274	Julius Baer Holding AG.	2,884,652
55	Mitsubishi UFJ Financial Group, Inc	769,803
66	Mizuho Financial Group. Inc	559,454
25	Sumitomo Mitsui Financial Group, Inc	264,620
39,000	Sumitomo Trust & Banking Co Ltd	426,453

	TOTAL DEPOSITORY INSTITUTIONS	5,468,020

ELECTRIC, GAS, AND SANITARY SERVICES - 4.42%
129,208	Fortum Oyj	3,304,236
35,000	Hong Kong & China Gas Ltd	76,831
601,000	Xinao Gas Holdings Ltd	572,602

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,953,669

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.93%
1,400	Fanuc Ltd	125,898
800	Hirose Electric Co Ltd	97,275
8,900	Hitachi Maxell Ltd	122,777
2,600	Kyocera Corp	201,513
3,000	NGK Spark Plug Co Ltd	60,360
1,000	Rohm Co Ltd	89,490
9,894	Satyam Computer Services Ltd	152,504
12,700	Sony Corp	561,037
3,700	Sumco Corp	211,031
1,400	TDK Corp	106,548

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,728,433

FABRICATED METAL PRODUCTS - 0.49%
17,000	NEOMAX Co Ltd	359,883
7,003	Tata Steel Ltd	81,172

	TOTAL FABRICATED METAL PRODUCTS	441,055

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

FOOD AND KINDRED PRODUCTS - 2.13%
12,000		Ajinomoto Co, Inc	$133,001
25,697		Bajaj Hindusthan Ltd	219,128
900	*	Cosan SA Industria e Comercio	58,011
74,039		CSR Ltd	184,274
33,000		Meiji Seika Kaisha Ltd	168,298
21,000		Mitsui Sugar Co Ltd	79,543
16,000		Nichirei Corp	85,658
39,000		Nippon Formula Feed Manufacturing Co Ltd	68,233
122,000		Nisshin Oillio Group Ltd	779,075
20,000		Nosan Corp	59,835
78,000		Olam International Ltd	71,028

		TOTAL FOOD AND KINDRED PRODUCTS	1,906,084

FOOD STORES - 3.99%
551,352		Tesco plc	3,405,976
10,681		Woolworths Ltd	159,899

		TOTAL FOOD STORES	3,565,875

GENERAL BUILDING CONTRACTORS - 1.24%
2,800		Daito Trust Construction Co Ltd	155,290
20,000		Sekisui Chemical Co Ltd	172,856
1,000,000		Shanghai Forte Land Co	405,562
66,000		Shimizu Corp	370,083

		TOTAL GENERAL BUILDING CONTRACTORS	1,103,791

HEAVY CONSTRUCTION, EXCEPT BUILDING - 4.63%
40,147		Vinci S.A.	4,134,950

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	4,134,950

HOLDING AND OTHER INVESTMENT OFFICES - 11.25%
115,579		Collins Stewart Tullett plc	1,622,508
146,594		GEA Group AG.	2,511,728
10		Housing Development Finance Corp	248
35,000		iShares MSCI EAFE Index Fund	2,288,650
1,464		Macquarie Infrastructure Group	3,655
73,774		Man Group plc	3,476,713
221,200		Noble Group Ltd	152,470

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	10,055,972

HOTELS AND OTHER LODGING PLACES - 5.42%
78,671		Accor S.A.	4,787,204
2,290		Indian Hotels Co Ltd	56,924

		TOTAL HOTELS AND OTHER LODGING PLACES	4,844,128

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.85%
8,550		Canon, Inc	419,591
18,000		Komatsu Ltd	358,221
9,000		Melco Holdings, Inc	236,977
38,640		Rheinmetall AG.	2,693,177
6,300		Tokyo Seimitsu Co Ltd	327,359
12,500		Toyota Tsusho Corp	300,157

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,335,482

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

INSTRUMENTS AND RELATED PRODUCTS - 1.43%
1,540		Advantest Corp	$157,078
11,911		Tecan Group AG.	640,763
14,400		Terumo Corp	481,197

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,279,038

INSURANCE AGENTS, BROKERS AND SERVICE - 0.24%
13,831		QBE Insurance Group Ltd	210,653

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	210,653

INSURANCE CARRIERS - 4.70%
88,000		Aioi Insurance Co Ltd	660,491
73,590		AMP Ltd	499,171
24,195		Fondiaria-Sai S.p.A	988,744
9		Millea Holdings, Inc	167,695
37,000		Nipponkoa Insurance Co Ltd	319,783
10,000		Sompo Japan Insurance, Inc	139,964
2,000		T&D Holdings, Inc	161,834
5,764		Zurich Financial Services AG.	1,261,022

		TOTAL INSURANCE CARRIERS	4,198,704

METAL MINING - 0.96%
5,870		Companhia Vale do Rio Doce (ADR)	141,115
7,910		Energy Resources of Australia Ltd	75,457
65,525		Oxiana Ltd	153,834
11,240	*	Paladin Resources Ltd	34,322
10,379	v*	Polyus Gold Co (ADR)	172,499
13,000		PT International Nickel Indonesia Tbk	27,437
3,402		Rio Tinto Ltd	196,641
57,000	*	Toro Energy Ltd	19,268
5,062		Zinifex Ltd	37,683

		TOTAL METAL MINING	858,256

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.33%
190,376		Futuris Corp Ltd	297,024

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	297,024

NONDEPOSITORY INSTITUTIONS - 5.92%
40,587		Deutsche Postbank AG.	2,919,700
33,340		Hypo Real Estate Holding AG.	2,024,507
6,150		ICICI Bank Ltd	65,173
87,000		Orient Corp	284,635

		TOTAL NONDEPOSITORY INSTITUTIONS	5,294,015

NONMETALLIC MINERALS, EXCEPT FUELS - 0.25%
25,000		Itochu Corp	219,787

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	219,787

OIL AND GAS EXTRACTION - 1.80%
214,000		CNOOC Ltd	170,825
9	*	Inpex Holdings, Inc	79,517
423,000		PetroChina Co Ltd (Class H)	452,028
1,843		Petroleo Brasileiro S.A. (ADR)	164,598
8,984		Total S.A.	591,026
4,687		Woodside Petroleum Ltd	153,217

		TOTAL OIL AND GAS EXTRACTION	1,611,211

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

PAPER AND ALLIED PRODUCTS - 0.33%
71		Nippon Paper Group, Inc	$290,671

		TOTAL PAPER AND ALLIED PRODUCTS	290,671

PETROLEUM AND COAL PRODUCTS - 1.92%
47,756		BP plc	556,902
30,315		ENI S.p.A.	892,695
8,025		Royal Dutch Shell plc (A Shares)	270,136

		TOTAL PETROLEUM AND COAL PRODUCTS	1,719,733

PRIMARY METAL INDUSTRIES - 1.34%
50,725		BHP Billiton plc	984,155
56,000		Nippon Steel Corp	212,116

		TOTAL PRIMARY METAL INDUSTRIES	1,196,271

RAILROAD TRANSPORTATION - 0.37%
44		East Japan Railway Co	327,166

		TOTAL RAILROAD TRANSPORTATION	327,166

REAL ESTATE - 1.01%
330		ORIX Corp	80,685
11,000		Sumitomo Realty & Development Co Ltd	271,355
43,000		Tokyo Tatemono Co Ltd	461,164
6,884		Westfield Group	88,634

		TOTAL REAL ESTATE	901,838

SECURITY AND COMMODITY BROKERS - 0.09%
1,648		Macquarie Bank Ltd	84,482

		TOTAL SECURITY AND COMMODITY BROKERS	84,482

STONE, CLAY, AND GLASS PRODUCTS - 2.52%
22,130		Holcim Ltd	1,692,719
10,000		Krosaki Harima Corp	40,502
24,000		NGK Insulators Ltd	280,908
76,000		Sumitomo Osaka Cement Co Ltd	234,020

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,248,149

TOBACCO PRODUCTS - 0.47%
114		Japan Tobacco, Inc	415,851

		TOTAL TOBACCO PRODUCTS	415,851

TRANSPORTATION EQUIPMENT - 7.64%
4,731		DaimlerChrysler AG.	233,684
245,168	*	Fiat S.p.A.	3,263,368
18,200		Honda Motor Co Ltd	577,929
880		Hyundai Motor Co	74,763
31,000		Keppel Corp Ltd	288,172
22,000		NHK Spring Co Ltd	253,458
37,000		NSK Ltd	307,160
7,700		Toyota Industries Corp	304,457
29,100		Toyota Motor Corp	1,524,813

		TOTAL TRANSPORTATION EQUIPMENT	6,827,804

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

TRUCKING AND WAREHOUSING - 3.66%
121,925		Deutsche Post AG.	$3,267,651

		TOTAL TRUCKING AND WAREHOUSING	3,267,651

WHOLESALE TRADE-DURABLE GOODS - 1.42%
146,096	*	Hagemeyer NV	674,368
7,000		Riso Kagaku Corp	122,469
29,000		Sumitomo Corp	382,811
4,055		Wolseley plc	89,474

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,269,122

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
5,600		Mitsubishi Corp	111,936

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	111,936

		TOTAL COMMON STOCKS (Cost $80,945,236)	88,379,899

		TOTAL PORTFOLIO - 98.91% (Cost $80,945,236)	88,379,899
		OTHER ASSETS & LIABILITIES, NET - 1.09%	972,199

		NET ASSETS - 100.00%	$89,352,098

*	Non-income producing

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - Summary of Market Values by Country

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY COUNTRY (Unaudited)

June 30, 2006

	VALUE	% of MARKET VALUE
DOMESTIC
UNITED STATES OF AMERICA	$2,288,650	2.59%

TOTAL DOMESTIC	2,288,650	2.59

FOREIGN
AUSTRALIA	3,718,098	4.21
BRAZIL	363,724	0.41
CHINA	72,551	0.08
FINLAND	3,304,236	3.74
FRANCE	9,521,958	10.77
GERMANY	18,544,129	20.98
HONG KONG	1,778,035	2.01
INDIA	840,631	0.95
INDONESIA	27,437	0.03
ITALY	5,144,808	5.82
JAPAN	20,572,924	23.28
NETHERLANDS	1,892,307	2.14
REPUBLIC OF KOREA	74,763	0.08
RUSSIA	172,499	0.20
SINGAPORE	511,887	0.58
SWITZERLAND	7,394,441	8.37
UNITED KINGDOM	12,156,821	13.76

TOTAL FOREIGN	86,091,249	97.41

TOTAL PORTFOLIO	$88,379,899	100.00%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.18%
APPAREL AND ACCESSORY STORES - 2.34%
71,859		Gap, Inc	$1,250,347

		TOTAL APPAREL AND ACCESSORY STORES	1,250,347

APPAREL AND OTHER TEXTILE PRODUCTS - 0.09%
584		Liz Claiborne, Inc	21,643
405		VF Corp	27,508

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	49,151

BUSINESS SERVICES - 2.29%
10,373	*	DynCorp International, Inc	107,672
8,479	*	Interpublic Group of Cos, Inc	70,800
42,215	*	Novell, Inc	279,885
18,562	*	Redback Networks, Inc	340,427
13,222	*	United Rentals, Inc	422,840

		TOTAL BUSINESS SERVICES	1,221,624

CHEMICALS AND ALLIED PRODUCTS - 6.12%
7,669		Bristol-Myers Squibb Co	198,320
12,549		Colgate-Palmolive Co	751,685
5,916		Du Pont (E.I.) de Nemours & Co	246,106
21,000	*	Hercules, Inc	320,460
21,477		Pfizer, Inc	504,065
7,246	*	Sepracor, Inc	414,036
3,350		Teva Pharmaceutical Industries Ltd (ADR)	105,827
9		Tronox, Inc	119
4,442		Unilever plc (ADR)	100,123
4,473		Unilever plc	100,600
11,874		Wyeth	527,324

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,268,665

COAL MINING - 0.88%
12,172		Sasol Ltd (ADR)	470,326

		TOTAL COAL MINING	470,326

COMMUNICATIONS - 4.66%
38,232		AT&T, Inc	1,066,290
12,330		BellSouth Corp	446,346
1,970	*	Liberty Media Holding Corp (Interactive)	34,002
394	*	Liberty Media Holding Corp (Capital)	33,005
35,947		Sprint Nextel Corp	718,581
33,020		Telecom Corp of New Zealand Ltd	81,395
3,246		Verizon Communications, Inc	108,709

		TOTAL COMMUNICATIONS	2,488,328

TIAA-CREF LIFE FUNDS -  Large-Cap Value Fund

SHARES		COMPANY	VALUE

DEPOSITORY INSTITUTIONS - 18.19%
40,877		Bank of America Corp	$1,966,184
17,474		Bank of New York Co, Inc	562,663
8,577		Citigroup, Inc	413,754
2,600		Compass Bancshares, Inc	144,560
60,503		Hudson City Bancorp, Inc	806,505
4,765		ICICI Bank Ltd (ADR)	112,692
44,492		JPMorgan Chase & Co	1,868,660
7,810		Marshall & Ilsley Corp	357,229
86		National City Corp	3,112
16,741		South Financial Group, Inc	442,130
13,946		SunTrust Banks, Inc	1,063,520
4,979		TCF Financial Corp	131,694
12,343		US Bancorp	381,152
707		Wachovia Corp	38,235
12,003		Washington Mutual, Inc	547,097
13,019		Wells Fargo & Co	873,315

		TOTAL DEPOSITORY INSTITUTIONS	9,712,502

EATING AND DRINKING PLACES - 1.85%
17,755		Brinker International, Inc	644,507
70,935		Compass Group plc	344,066

		TOTAL EATING AND DRINKING PLACES	988,573

ELECTRIC, GAS, AND SANITARY SERVICES - 4.87%
13,932		American Electric Power Co, Inc	477,171
973		Dominion Resources, Inc	72,771
22,379		DPL, Inc	599,757
3,030		Duke Energy Corp	88,991
3,726		Exelon Corp	211,749
4,995		FirstEnergy Corp	270,779
5,224		FPL Group, Inc	216,169
516		MDU Resources Group, Inc	18,891
6,840		Northeast Utilities	141,383
1,571	*	NRG Energy, Inc	75,691
3,839		PPL Corp	124,000
49,500	*	Sojitz Holdings Corp	195,722
3,390		Southern Co	108,650

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,601,724

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.04%
38,646	*	Atmel Corp	214,485
50,701	*	Brocade Communications Systems, Inc	311,304
55,839	*	Ciena Corp	268,586
30,300		Honeywell International, Inc	1,221,090
25,901	*	Infineon Technologies AG. (ADR)	289,055
159,468	*	JDS Uniphase Corp	403,454
2,730		L-3 Communications Holdings, Inc	205,897
22,076		RadioShack Corp	309,064

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,222,935

TIAA-CREF LIFE FUNDS -  Large-Cap Value Fund

SHARES		COMPANY	VALUE

ENGINEERING AND MANAGEMENT SERVICES - 0.60%
17,698	*	Infrasource Services, Inc	$322,281

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	322,281

FABRICATED METAL PRODUCTS - 0.61%
6,824		Illinois Tool Works, Inc	324,140

		TOTAL FABRICATED METAL PRODUCTS	324,140

FOOD AND KINDRED PRODUCTS - 0.20%
3,655	*	Smithfield Foods, Inc	105,374

		TOTAL FOOD AND KINDRED PRODUCTS	105,374

FOOD STORES - 1.33%
23,107		Supervalu, Inc	709,385

		TOTAL FOOD STORES	709,385

FORESTRY - 0.36%
5,000		Rayonier, Inc	189,550

		TOTAL FORESTRY	189,550

GENERAL BUILDING CONTRACTORS - 0.35%
42,000	*	Daikyo, Inc	185,173

		TOTAL GENERAL BUILDING CONTRACTORS	185,173

HEALTH SERVICES - 0.68%
94,269	*	Healthsouth Corp	362,936

		TOTAL HEALTH SERVICES	362,936

HOLDING AND OTHER INVESTMENT OFFICES - 1.38%
2		Cross Timbers Royalty Trust	90
10,527		New Century Financial Corp	481,610
7,193		Plum Creek Timber Co, Inc	255,352

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	737,052

HOTELS AND OTHER LODGING PLACES - 1.89%
14,183		Accor S.A.	863,049
20,000		Fujita Kanko, Inc	147,662

		TOTAL HOTELS AND OTHER LODGING PLACES	1,010,711

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.07%
6,556	*	Alstom RGPT	598,953
32,799		Hewlett-Packard Co	1,039,072

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,638,025

INSTRUMENTS AND RELATED PRODUCTS - 0.80%
4,979	*	Boston Scientific Corp	83,846
7,312	*	Eagle Test Systems, Inc	102,514
17,432	*	Teradyne, Inc	242,828

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	429,188

TIAA-CREF LIFE FUNDS -  Large-Cap Value Fund

SHARES		COMPANY	VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.78%
5,902		AON Corp	$205,508
7,928		Marsh & McLennan Cos, Inc	213,184

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	418,692

INSURANCE CARRIERS - 8.32%
192		Aegon NV	3,277
12,104		Aetna, Inc	483,313
16,368		American International Group, Inc	966,530
6,954		Aspen Insurance Holdings Ltd	161,959
10,673		Axis Capital Holdings Ltd	305,355
1,565		Everest Re Group Ltd	135,482
8,001		Max Re Capital Ltd	174,742
6,498	*	Molina Healthcare, Inc	247,249
17,247		Montpelier Re Holdings Ltd	298,201
6,486		PartnerRe Ltd	415,428
6,034		Platinum Underwriters Holdings Ltd	168,831
21,351		St. Paul Travelers Cos, Inc	951,828
2,141		XL Capital Ltd (Class A)	131,243

		TOTAL INSURANCE CARRIERS	4,443,438

METAL MINING - 1.01%
1,494	*	Barrick Gold Corp	44,222
5,120		Inco Ltd	337,408
1,217		MMC Norilsk Nickel (ADR)	158,210

		TOTAL METAL MINING	539,840

MISCELLANEOUS RETAIL - 2.86%
62,475	*	Rite Aid Corp	264,894
8,142	*	Sears Holdings Corp	1,260,707

		TOTAL MISCELLANEOUS RETAIL	1,525,601

NONDEPOSITORY INSTITUTIONS - 2.33%
19,547		Fannie Mae	940,211
5,295		Freddie Mac	301,868

		TOTAL NONDEPOSITORY INSTITUTIONS	1,242,079

OIL AND GAS EXTRACTION - 3.09%
2,552		Anadarko Petroleum Corp	121,705
4,606		Apache Corp	314,360
3,200	*	Cheniere Energy, Inc	124,800
7,463		Devon Energy Corp	450,840
440		Equitable Resources, Inc	14,740
3,760		Noble Energy, Inc	176,194
4,652		Petroleo Brasileiro S.A. (ADR)	415,470
418		Pogo Producing Co	19,270
274		W&T Offshore, Inc	10,656

		TOTAL OIL AND GAS EXTRACTION	1,648,035

TIAA-CREF LIFE FUNDS -  Large-Cap Value Fund

SHARES		COMPANY	VALUE

PAPER AND ALLIED PRODUCTS - 0.53%
1,143	*	Smurfit-Stone Container Corp	$12,504
6,261		Temple-Inland, Inc	268,409

		TOTAL PAPER AND ALLIED PRODUCTS	280,913

PETROLEUM AND COAL PRODUCTS - 6.33%
23,663		Chevron Corp	1,468,526
3,343		ConocoPhillips	219,067
11,796		Exxon Mobil Corp	723,685
2,154		Marathon Oil Corp	179,428
2,812		Occidental Petroleum Corp	288,371
7,489		Valero Energy Corp	498,168

		TOTAL PETROLEUM AND COAL PRODUCTS	3,377,245

PRINTING AND PUBLISHING - 0.61%
4,836		Gannett Co, Inc	270,477
1,705		Tribune Co	55,293

		TOTAL PRINTING AND PUBLISHING	325,770

SECURITY AND COMMODITY BROKERS - 4.26%
326		Janus Capital Group, Inc	5,835
24,289		Morgan Stanley	1,535,308
15,900		Nomura Holdings, Inc	298,347
21,238		Waddell & Reed Financial, Inc (Class A)	436,653

		TOTAL SECURITY AND COMMODITY BROKERS	2,276,143

STONE, CLAY, AND GLASS PRODUCTS - 1.07%
22,451	*	Owens-Illinois, Inc	376,279
16,203		Rinker Group Ltd	197,303

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	573,582

TOBACCO PRODUCTS - 3.63%
26,407		Altria Group, Inc	1,939,066

		TOTAL TOBACCO PRODUCTS	1,939,066

TRANSPORTATION BY AIR - 1.36%
15,172	*	Airtran Holdings, Inc	225,456
21,823	*	JetBlue Airways Corp	264,931
4,669	*	US Airways Group, Inc	235,971

		TOTAL TRANSPORTATION BY AIR	726,358

TRANSPORTATION EQUIPMENT - 0.11%
67		Genuine Parts Co	2,791
739	*	Magna International, Inc (Class A)	53,186

		TOTAL TRANSPORTATION EQUIPMENT	55,977

TRANSPORTATION SERVICES - 0.55%
13,322		Lear Corp	295,882

		TOTAL TRANSPORTATION SERVICES	295,882

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

TRUCKING AND WAREHOUSING - 0.30%
3,733	*	YRC Worldwide, Inc	$157,197

		TOTAL TRUCKING AND WAREHOUSING	157,197

WHOLESALE TRADE-DURABLE GOODS - 0.63%
7,112		Omnicare, Inc	337,251

		TOTAL WHOLESALE TRADE-DURABLE GOODS	337,251

WHOLESALE TRADE-NONDURABLE GOODS - 2.81%
12,978		Akzo Nobel NV	699,616
11,452		Cardinal Health, Inc	736,707
1,720	*	Dean Foods Co	63,967

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,500,290

		TOTAL COMMON STOCKS (Cost $47,390,985)	52,951,349

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.28%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.28%
$ 150,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	150,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $149,959)	150,000

		TOTAL PORTFOLIO - 99.46% (Cost $47,540,944)	53,101,349
		OTHER ASSETS & LIABILITIES, NET - 0.54%	285,770

		NET ASSETS - 100.00%	$53,387,119

*	Non-income producing

ABBREVIATION:

ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.49%
AGRICULTURAL PRODUCTION-CROPS - 0.09%
3,400		Chiquita Brands International, Inc	$46,852

		TOTAL AGRICULTURAL PRODUCTION-CROPS	46,852

AMUSEMENT AND RECREATION SERVICES - 0.68%
1,845		Dover Downs Gaming & Entertainment, Inc	36,236
2,500	*	Live Nation, Inc	50,900
4,100	*	Multimedia Games, Inc	41,533
2,500	*	Pinnacle Entertainment, Inc	76,625
3,600	*	Six Flags, Inc	20,232
2,100		Speedway Motorsports, Inc	79,254
900	*	WMS Industries, Inc	24,651
2,100		World Wrestling Entertainment, Inc	35,469

		TOTAL AMUSEMENT AND RECREATION SERVICES	364,900

APPAREL AND ACCESSORY STORES - 2.34%
3,600	*	Aeropostale, Inc	104,004
2,800		Brown Shoe Co, Inc	95,424
800		Buckle, Inc	33,496
2,600	*	Carter’s, Inc	68,718
650		Cato Corp (Class A)	16,803
1,100	*	Charlotte Russe Holding, Inc	26,334
8,900	*	Charming Shoppes, Inc	100,036
1,500	*	Children’s Place Retail Stores, Inc	90,075
828		Finish Line, Inc (Class A)	9,795
4,200	*	New York & Co, Inc	41,034
8,467	*	Pacific Sunwear Of California, Inc	151,813
7,400	*	Payless Shoesource, Inc	201,058
690	*	Shoe Carnival, Inc	16,463
2,680		Stage Stores, Inc	88,440
4,300		Talbots, Inc	79,335
1,700	*	Too, Inc	65,263
15,400	*	Wilsons The Leather Experts, Inc	63,294

		TOTAL APPAREL AND ACCESSORY STORES	1,251,385

APPAREL AND OTHER TEXTILE PRODUCTS - 0.76%
800	*	Columbia Sportswear Co	36,208
1,100	*	Guess ?, Inc	45,925
1,700	*	Gymboree Corp	59,092
1,267	*	Hartmarx Corp	7,602
2,400		Kellwood Co	70,248
3,800		Phillips-Van Heusen Corp	145,008
2,227	*	Warnaco Group, Inc	41,600

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	405,683

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

AUTO REPAIR, SERVICES AND PARKING - 0.32%
1,000	*	Amerco, Inc	$100,660
4,600		Central Parking Corp	73,600

		TOTAL AUTO REPAIR, SERVICES AND PARKING	174,260

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
3,000	*	CSK Auto Corp	35,910
800		Sonic Automotive, Inc	17,744

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	53,654

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.02%
500	*	Builders FirstSource, Inc	10,180

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	10,180

BUSINESS SERVICES - 10.91%
2,500		Administaff, Inc	89,525
900	*	Advent Software, Inc	32,463
4,500	*	Ansoft Corp	92,160
900	*	Ansys, Inc	43,038
2,700	*	aQuantive, Inc	68,391
10,946	*	Arbinet-thexchange, Inc	61,407
2,100		Arbitron, Inc	80,493
422	*	Asset Acceptance Capital Corp	8,356
4,500	*	Avocent Corp	118,125
6,231	*	BearingPoint, Inc	52,153
767		Blackbaud, Inc	17,411
1,700		Brady Corp (Class A)	62,628
3,400		Catalina Marketing Corp	96,764
11,282	*	CBIZ, Inc	83,600
21,400	*	CNET Networks, Inc	170,772
1,000	*	Cogent, Inc	15,070
1,749		Cognex Corp	45,526
2,032	*	Covansys Corp	25,542
451	*	CSG Systems International, Inc	11,158
1,851	*	Digital Insight Corp	63,471
2,800	*	Digital River, Inc	113,092
10,700	*	Earthlink, Inc	92,662
2,617	*	Entrust, Inc	8,924
1,600	*	Epicor Software Corp	16,848
953	*	eSpeed, Inc (Class A)	7,938
1,400		Factset Research Systems, Inc	66,220
1,600	*	Filenet Corp	43,088
2,300	*	Gartner, Inc (Class A)	32,660
2,700		Gevity HR, Inc	71,685
719	*	Heartland Payment Systems, Inc	20,046
4,700	*	Heidrick & Struggles International, Inc	159,048
6,800	*	Hudson Highland Group, Inc	73,372
9,100	*	Informatica Corp	119,756
1,305	*	Infospace, Inc	29,584
5,700	*	Internet Security Systems, Inc	107,445
3,000	*	inVentiv Health, Inc	86,340
5,700	*	Keane, Inc	71,250
3,116		Kelly Services, Inc (Class A)	84,662
300	*	Kenexa Corp	9,555
696	*	Keynote Systems, Inc	7,176

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,353	*	Kronos, Inc	$121,412
2,200	*	Labor Ready, Inc	49,830
20,098	*	Lawson Software, Inc	134,657
7,000	*	Manhattan Associates, Inc	142,030
5,375	*	Mantech International Corp (Class A)	165,872
3,200	*	Mentor Graphics Corp	41,536
1,200	*	MicroStrategy, Inc	117,024
2,900		MoneyGram International, Inc	98,455
6,500	*	Move, Inc	35,620
6,000	*	MPS Group, Inc	90,360
1,955	*	NCO Group, Inc	51,690
700	*	NetFlix, Inc	19,047
7,400	*	NIC, Inc	53,502
3,900	*	Nuance Communications, Inc	39,234
1,100	*	Open Solutions, Inc	29,271
1,072	*	Packeteer, Inc	12,156
3,024	*	Parametric Technology Corp	38,435
6,800	*	PDF Solutions, Inc	84,388
2,600	*	Perot Systems Corp (Class A)	37,648
921	*	Phase Forward, Inc	10,610
400	*	PRA International	8,908
3,316	*	Premiere Global Services, Inc	25,036
3,900	*	Progress Software Corp	91,299
1,877		QAD, Inc	14,547
2,351	*	Quest Software, Inc	33,008
1,000	*	Radiant Systems, Inc	10,570
9,700	*	RealNetworks, Inc	103,790
2,600		Rollins, Inc	51,064
3,001	*	S1 Corp	14,405
4,138	*	Sapient Corp	21,931
6,700	*	SonicWALL, Inc	60,233
10,100	*	Sonus Networks, Inc	49,995
2,100	*	Sotheby’s Holdings, Inc (Class A)	55,125
18,600	*	Spherion Corp	169,632
500		Startek, Inc	7,475
1,200	*	SYKES Enterprises, Inc	19,392
3,500		Talx Corp	76,545
6,200	*	TeleTech Holdings, Inc	78,492
2,500	*	THQ, Inc	54,000
19,300	*	TIBCO Software, Inc	136,065
2,800	*	TNS, Inc	57,932
1,800	*	TradeStation Group, Inc	22,806
1,002	*	Transaction Systems Architects, Inc	41,773
900	*	Travelzoo, Inc	27,306
6,793	*	Trizetto Group, Inc	100,468
1,000	*	Ultimate Software Group, Inc	19,160
2,000	*	United Rentals, Inc	63,960
600	*	Universal Compression Holdings, Inc	37,782
3,500	*	Valueclick, Inc	53,725
2,700	*	Verint Systems, Inc	78,813
2,900		Viad Corp	90,770

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

10,400	*	Vignette Corp	$151,632
8,474	*	webMethods, Inc	83,638
3,400	*	Websense, Inc	69,836
3,500	*	Wind River Systems, Inc	31,150

		TOTAL BUSINESS SERVICES	5,844,444

CHEMICALS AND ALLIED PRODUCTS - 6.15%
7,812	*	Albany Molecular Research, Inc	83,432
7,100	*	Alkermes, Inc	134,332
2,400	*	Alnylam Pharmaceuticals, Inc	36,192
5,700		Alpharma, Inc (Class A)	137,028
3,900	*	Andrx Corp	90,441
1,320	*	Array Biopharma, Inc	11,352
700	*	Bentley Pharmaceuticals, Inc	7,672
2,100	*	BioMarin Pharmaceuticals, Inc	30,177
1,060	*	Chattem, Inc	32,192
6,805	*	Connetics Corp	80,027
2,100	*	Curis, Inc	2,835
500		Diagnostic Products Corp	29,085
2,281	*	Durect Corp	8,827
2,700		Georgia Gulf Corp	67,554
2,200		H.B. Fuller Co	95,854
2,200	*	Hercules, Inc	33,572
1,050	*	Hi-Tech Pharmacal Co, Inc	17,398
3,764	*	Human Genome Sciences, Inc	40,275
3,700	*	Immucor, Inc	71,151
4,000		Koppers Holdings, Inc	79,960
1,700	*	Kos Pharmaceuticals, Inc	63,954
2	*	Ligand Pharmaceuticals, Inc (Class B)	17
7,200		Mannatech, Inc	90,792
3,100	*	Medarex, Inc	29,791
3,458	*	Medicines Co	67,604
3,700		Medicis Pharmaceutical Corp (Class A)	88,800
600		Meridian Bioscience, Inc	14,970
1,600	*	MGI Pharma, Inc	34,400
3,700	*	NBTY, Inc	88,467
1,500	*	Neurocrine Biosciences, Inc	15,900
1,900		NewMarket Corp	93,214
2,000		Olin Corp	35,860
7,946	*	OraSure Technologies, Inc	75,646
73	*	OSI Pharmaceuticals, Inc	2,406
3,700	*	Pain Therapeutics, Inc	30,895
6,600		Perrigo Co	106,260
5,900	*	Pharmion Corp	100,477
5,237	*	Pioneer Cos, Inc	142,865
14,000	*	PolyOne Corp	122,920
4,232	*	Pozen, Inc	29,793
3,000	*	Rockwood Holdings, Inc	69,030
2,787	*	Sciele Pharma, Inc	64,631
2,711	*	Serologicals Corp	85,234
11,796		Stratagene Corp	72,781
1,200	*	SurModics, Inc	43,332

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,600		UAP Holding Corp	$78,516
2,545	*	United Therapeutics Corp	147,025
2,700	*	USANA Health Sciences, Inc	102,330
1,700		USEC, Inc	20,145
3,760	*	Vertex Pharmaceuticals, Inc	138,030
1,000		Westlake Chemical Corp	29,800
10,100	*	WR Grace & Co	118,170

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,293,411

COAL MINING - 0.58%
4,600	*	Alpha Natural Resources, Inc	90,252
500		Foundation Coal Holdings, Inc	23,465
2,800		Penn Virginia Corp	195,664

		TOTAL COAL MINING	309,381

COMMUNICATIONS - 1.91%
714	*	Audiovox Corp (Class A)	9,753
2,222	*	Brightpoint, Inc	30,064
2,400	*	Cbeyond Communications, Inc	52,344
10,500	*	Cincinnati Bell, Inc	43,050
6,700		Citadel Broadcasting Corp	59,630
17,700	*	Covad Communications Group, Inc	35,577
2,600		CT Communications, Inc	59,462
4,200	*	Dobson Communications Corp (Class A)	32,466
1,700		Entercom Communications Corp	44,472
3,400	*	First Avenue Networks, Inc	36,992
5,175	*	Foundry Networks, Inc	55,165
6,500	*	General Communication, Inc (Class A)	80,080
2,800		Golden Telecom, Inc	70,980
3,100	*	NeuStar, Inc	104,625
1,400		North Pittsburgh Systems, Inc	38,584
1	v*	RCN Corp Wts	—
1,500		Salem Communications Corp (Class A)	19,515
2,950	*	SBA Communications Corp	77,113
200		Shenandoah Telecom Co	9,400
7,200		Sinclair Broadcast Group, Inc (Class A)	61,632
4,500	*	Syniverse Holdings, Inc	66,150
1,578	*	Talk America Holdings, Inc	9,768
2,765	*	Ubiquitel, Inc	28,590

		TOTAL COMMUNICATIONS	1,025,412

DEPOSITORY INSTITUTIONS - 9.59%
1,600		1st Source Corp	54,128
751	*	ACE Cash Express, Inc	21,982
492		Alabama National Bancorp	33,530
668		Anchor Bancorp Wisconsin, Inc	20,154
692		Bancfirst Corp	30,967
1,500		Bancorpsouth, Inc	40,875
986		BankUnited Financial Corp (Class A)	30,093
2,100		Boston Private Financial Holdings, Inc	58,590
488	*	Capital Crossing Bank	12,005
978		Cathay General Bancorp	35,580

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

10,500	*	Centennial Bank Holdings, Inc	$108,570
2,400		Center Financial Corp	56,736
2,900		Central Pacific Financial Corp	112,230
4,300		Chittenden Corp	111,155
5,601		Citizens Banking Corp	136,720
1,808		City Holding Co	65,341
4,300		Community Bank System, Inc	86,731
1,000		Community Trust Bancorp, Inc	34,930
1,270		Corus Bankshares, Inc	33,249
1,629	*	EuroBancshares, Inc	15,752
900	*	Euronet Worldwide, Inc	34,533
4,400		First Bancorp	40,920
300		First Citizens Bancshares, Inc (Class A)	60,150
1,301		First Community Bancorp, Inc	76,863
400		First Community Bancshares, Inc	13,196
1,299		First Merchants Corp	31,579
2,400		First Midwest Bancorp, Inc	88,992
11,950		First Niagara Financial Group, Inc	167,539
537	*	First Regional Bancorp	47,256
800		First Republic Bank	36,640
3,600	*	FirstFed Financial Corp	207,612
2,800		FirstMerit Corp	58,632
1,750		Flushing Financial Corp	31,430
516		FNB Corp	19,092
1,300		Fremont General Corp	24,128
6,655		Greater Bay Bancorp	191,331
7,985		Hanmi Financial Corp	155,228
1,389		Horizon Financial Corp	38,100
685		Huntington Bancshares, Inc	16,152
1,462		ITLA Capital Corp	76,872
5,300		KNBT Bancorp, Inc	87,556
1,000		Lakeland Financial Corp	24,290
1,356		Macatawa Bank Corp	31,717
2,023		MAF Bancorp, Inc	86,665
1,460		Marshall & Ilsley Corp	66,780
4,245		MB Financial, Inc	150,103
689		MBT Financial Corp	11,024
840		Mercantile Bank Corp	33,474
1,600		Mid-State Bancshares	44,800
798		NASB Financial, Inc	26,948
5,800		National Penn Bancshares, Inc	115,188
2,000		NBT Bancorp, Inc	46,460
1,584	*	Northern Empire Bancshares	38,016
3,300		Old National Bancorp	65,901
1,700		Oriental Financial Group, Inc	21,692
1,600		Pacific Capital Bancorp	49,792
2,300		Pennfed Financial Services, Inc	42,895
1,000		PFF Bancorp, Inc	33,160
3,119		Placer Sierra Bancshares	72,330
105		Premierwest Bancorp	1,515
2,075		Provident Bankshares Corp	75,509
791		Provident Financial Holdings	23,730

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,900		Provident Financial Services, Inc	$123,855
1,750		R & G Financial Corp (Class B)	15,033
10,100		Republic Bancorp, Inc	125,139
514		Republic Bancorp, Inc (Class A)	10,588
3,300		S&T Bancorp, Inc	109,659
1,600		Santander BanCorp	39,392
2,680		Simmons First National Corp (Class A)	77,747
717		Southwest Bancorp, Inc	18,284
400		State National Bancshares, Inc	15,244
3,100		Sterling Bancshares, Inc	58,125
4,400		Sterling Financial Corp	96,360
1,066		Sterling Financial Corp	32,524
500		Suffolk Bancorp	16,375
2,102	*	SVB Financial Group	95,557
2,064		Taylor Capital Group, Inc	84,232
1,112		TD Banknorth, Inc	32,748
3,535		TierOne Corp	119,377
993		Trustmark Corp	30,753
2,400		UMB Financial Corp	80,016
1,800		Umpqua Holdings Corp	46,170
736		United Bankshares, Inc	26,960
1,100		United Community Banks, Inc	33,484
1,100		Vineyard National Bancorp	29,590
1,074		Virginia Financial Group, Inc	45,344
6,500		W Holding Co, Inc	43,225
1,300		Westamerica Bancorporation	63,661
2		Zions Bancorporation	156

		TOTAL DEPOSITORY INSTITUTIONS	5,134,706

EATING AND DRINKING PLACES - 2.12%
2,800		Applebees International, Inc	53,816
2,900		Bob Evans Farms, Inc	87,029
1,942	*	Buffalo Wild Wings, Inc	74,398
1,300		CBRL Group, Inc	44,096
1,650	*	CEC Entertainment, Inc	52,998
7,800		CKE Restaurants, Inc	129,558
4,100		Domino’s Pizza, Inc	101,434
912		IHOP Corp	43,849
1,000	*	Jack in the Box, Inc	39,200
2,945	*	Krispy Kreme Doughnuts, Inc	23,972
862		Lone Star Steakhouse & Saloon, Inc	22,610
7,051	*	Luby’s, Inc	73,542
800	*	McCormick & Schmick’s Seafood Restaurants, Inc	19,040
1,400	*	PF Chang’s China Bistro, Inc	53,228
3,077	*	Papa John’s International, Inc	102,156
4,000	*	Rare Hospitality International, Inc	115,040
4,800	*	Ruth’s Chris Steak House, Inc	98,016

		TOTAL EATING AND DRINKING PLACES	1,133,982

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

EDUCATIONAL SERVICES - 0.56%
2,200	*	DeVry, Inc	$48,334
4,200	*	Educate, Inc	32,172
4,981	*	Lincoln Educational Services Corp	85,125
523		Strayer Education, Inc	50,794
3,700	*	Universal Technical Institute, Inc	81,474

		TOTAL EDUCATIONAL SERVICES	297,899

ELECTRIC, GAS, AND SANITARY SERVICES - 3.18%
800		Allete, Inc	37,880
2,500		American States Water Co	89,125
900		Avista Corp	20,547
1,000		Black Hills Corp	34,330
3,225		Cleco Corp	74,981
3,790	*	Covanta Holding Corp	66,894
5,700	*	El Paso Electric Co	114,912
3,413		ITC Holdings Corp	90,718
3,300		Laclede Group, Inc	113,388
400		New Jersey Resources Corp	18,712
6,400		Nicor, Inc	265,600
4,455		NorthWestern Corp	153,029
2,380		Otter Tail Corp	65,045
2,600	*	Pico Holdings, Inc	83,850
5,400	*	Pike Electric Corp	104,004
646		Resource America, Inc (Class A)	12,306
3,700	*	Sierra Pacific Resources	51,800
1,100		South Jersey Industries, Inc	30,129
1,700		UIL Holdings Corp	95,693
3,600		Unisource Energy Corp	112,140
1,400	*	Waste Connections, Inc	50,960
600		WGL Holdings, Inc	17,370

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,703,413

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.80%
2,600		Acuity Brands, Inc	101,166
1,100	*	Advanced Energy Industries, Inc	14,564
7,600	*	Aeroflex, Inc	88,692
12,500	*	Applied Micro Circuits Corp	34,125
17,500	*	Arris Group, Inc	229,600
25,300	*	Atmel Corp	140,415
2,300	*	ATMI, Inc	56,626
2,100		Baldor Electric Co	65,709
2,475	*	Benchmark Electronics, Inc	59,697
2,900	*	Broadwing Corp	30,015
12,000	*	Brocade Communications Systems, Inc	73,680
2,800	*	Comtech Telecommunications Corp	81,956
19,100	*	Conexant Systems, Inc	47,750
1,500		CTS Corp	22,335
4,600		Cubic Corp	90,206
1,300	*	Ditech Networks, Inc	11,336
1,900	*	EnerSys	39,710

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

10,100	*	Exar Corp	$134,027
2,500	*	Fairchild Semiconductor International, Inc	45,425
8,800	*	Finisar Corp	28,776
900		Franklin Electric Co, Inc	46,476
10,000	*	Gemstar-TV Guide International, Inc	35,200
1,100	*	Genlyte Group, Inc	79,673
900	*	Greatbatch, Inc	21,240
3,000	*	Harmonic, Inc	13,440
3,200	*	Hexcel Corp	50,272
10,950	*	Ikanos Communications, Inc	166,331
1,400		Imation Corp	57,470
2,600	*	iRobot Corp	64,688
3,500	*	Kemet Corp	32,270
4,600	*	Lattice Semiconductor Corp	28,428
900	*	Littelfuse, Inc	30,942
5,600	*	Mattson Technology, Inc	54,712
6,300	*	McData Corp (Class A)	25,704
6,300	*	Monolithic Power Systems, Inc	74,529
1,500	*	Moog, Inc	51,330
5,100	*	MRV Communications, Inc	15,861
338	*	Multi-Fineline Electronix, Inc	11,218
300		National Presto Industries, Inc	15,684
2,100	*	Omnivision Technologies, Inc	44,352
20,154	*	ON Semiconductor Corp	118,506
4,500	*	Oplink Communications Inc	82,395
5,100	*	Pericom Semiconductor Corp	42,330
2,000		Plantronics, Inc	44,420
6,100	*	Plexus Corp	208,681
8,400	*	PMC - Sierra, Inc	78,960
3,414	*	Polycom, Inc	74,835
719	*	Portalplayer, Inc	7,053
300	*	Powell Industries, Inc	7,179
5,700	*	Power Integrations, Inc	99,636
2,000	*	Rambus, Inc	45,620
30,100	*	RF Micro Devices, Inc	179,697
1,500	*	Rogers Corp	84,510
6,200	*	Semtech Corp	89,590
3,600	*	Silicon Storage Technology, Inc	14,616
6,359	*	Skyworks Solutions, Inc	35,038
3,600	*	Standard Microsystems Corp	78,588
7,200	*	Sycamore Networks, Inc	29,232
1,944	*	Symmetricom, Inc	13,744
977	*	Synaptics, Inc	20,908
1,600		Technitrol, Inc	37,040
2,200	*	Trident Microsystems, Inc	41,756
21,500	*	Triquint Semiconductor, Inc	95,890
1,687	*	TTM Technologies, Inc	24,411
5,300		Vicor Corp	87,821
600	*	Virage Logic Corp	5,634
600	*	Zoltek Cos, Inc	17,934
8,100	*	Zoran Corp	197,154

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,178,808

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

ENGINEERING AND MANAGEMENT SERVICES - 1.96%
800	*	Advisory Board Co	$38,472
2,500	*	Amylin Pharmaceuticals, Inc	123,425
2,900		CDI Corp	84,100
9,200	*	Digitas, Inc	106,904
700	*	Essex Corp	12,894
1,600	*	ICOS Corp	35,184
3,000	*	Lifecell Corp	92,760
800		MAXIMUS, Inc	18,520
3,100	*	MTC Technologies, Inc	73,253
1,574	*	Myriad Genetics, Inc	39,744
3,400	*	Regeneron Pharmaceuticals, Inc	43,588
2,400	*	Resources Connection, Inc	60,048
17,081	*	Savient Pharmaceuticals, Inc	89,675
1,500	*	Shaw Group, Inc	41,700
3,000	*	Tetra Tech, Inc	53,220
2,300	*	URS Corp	96,600
700		Washington Group International, Inc	37,338

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,047,425

FABRICATED METAL PRODUCTS - 0.86%
1,200		Aptargroup, Inc	59,532
2,500		Commercial Metals Co	64,250
2,700		Lifetime Brands, Inc	58,509
1,700	*	NCI Building Systems, Inc	90,389
1,126		Silgan Holdings, Inc	41,673
1,500		Simpson Manufacturing Co, Inc	54,075
1,300		Valmont Industries, Inc	60,437
1,000		Watts Water Technologies, Inc (Class A)	33,550

		TOTAL FABRICATED METAL PRODUCTS	462,415

FOOD AND KINDRED PRODUCTS - 0.90%
1,300	*	Boston Beer Co, Inc (Class A)	38,077
2,100		Corn Products International, Inc	64,260
3,800	*	Darling International, Inc	17,214
2,600		Flowers Foods, Inc	74,464
1,900	*	Gold Kist, Inc	25,403
300	*	Hansen Natural Corp	57,111
1,300		Imperial Sugar Co	30,836
2,900	*	M&F Worldwide Corp	46,690
3,300		National Beverage Corp	47,355
400		Premium Standard Farms, Inc	6,492
1,800	*	Ralcorp Holdings, Inc	76,554

		TOTAL FOOD AND KINDRED PRODUCTS	484,456

FOOD STORES - 0.25%
1,600		Great Atlantic & Pacific Tea Co, Inc	36,352
1,700	*	Pantry, Inc	97,818

		TOTAL FOOD STORES	134,170

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FURNITURE AND FIXTURES - 0.94%
3,087	*	BE Aerospace, Inc	$70,569
1,300		Ethan Allen Interiors, Inc	47,515
5,700		Furniture Brands International, Inc	118,788
4,500		Hooker Furniture Corp	75,465
2,100		La-Z-Boy, Inc	29,400
1,603	*	Select Comfort Corp	36,821
5,109		Stanley Furniture Co, Inc	122,463

		TOTAL FURNITURE AND FIXTURES	501,021

FURNITURE AND HOMEFURNISHINGS STORES - 0.03%
500		Knoll, Inc	9,180
1,323	*	Trans World Entertainment Corp	9,552

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	18,732

GENERAL BUILDING CONTRACTORS - 0.37%
600	*	Avatar Holdings, Inc	34,182
520		Brookfield Homes Corp	17,134
500		M/I Homes, Inc	17,540
440	*	Palm Harbor Homes, Inc	7,740
1,600		Walter Industries, Inc	92,240
1,400	*	WCI Communities, Inc	28,196

		TOTAL GENERAL BUILDING CONTRACTORS	197,032

GENERAL MERCHANDISE STORES - 0.69%
5,900	*	Big Lots, Inc	100,772
400		Bon-Ton Stores, Inc	8,752
3,400		Casey’s General Stores, Inc	85,034
2,500	*	Conn’s, Inc	66,375
7,452		Stein Mart, Inc	110,290

		TOTAL GENERAL MERCHANDISE STORES	371,223

HEALTH SERVICES - 1.72%
1,500	*	Alliance Imaging, Inc	9,600
2,294	*	Allied Healthcare International, Inc	6,148
738	*	America Service Group, Inc	11,454
762	*	American Dental Partners, Inc	11,628
1,800	*	American Retirement Corp	58,986
4,800	*	Apria Healthcare Group, Inc	90,720
239	*	Genesis HealthCare Corp	11,321
1,000	*	Healthways, Inc	52,640
1,900	*	Kindred Healthcare, Inc	49,400
1,000	*	LHC Group, Inc	19,920
985	*	Magellan Health Services, Inc	44,630
721	*	Medcath Corp	13,584
300		National Healthcare Corp	13,365
1,700	*	Nektar Therapeutics	31,178
5,000	*	Odyssey HealthCare, Inc	87,850
51,200	*	PainCare Holdings, Inc	104,960
1,600	*	Pediatrix Medical Group, Inc	72,480
4,200	*	Sunrise Senior Living, Inc	116,130
3,842	*	U.S. Physical Therapy, Inc	56,247
1,880	*	United Surgical Partners International, Inc	56,532

		TOTAL HEALTH SERVICES	918,773

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.22%
2,600		Granite Construction, Inc	$117,702

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	117,702

HOLDING AND OTHER INVESTMENT OFFICES - 8.91%
2,400		Agree Realty Corp	81,528
200	*	Alexander’s, Inc	54,352
800		Alexandria Real Estate Equities, Inc	70,944
3,500		American Campus Communities, Inc	86,975
1,800		Anthracite Capital, Inc	21,888
2,200		Anworth Mortgage Asset Corp	18,260
2,900		Apollo Investment Corp	53,592
1,000		Arbor Realty Trust, Inc	25,050
3,800		Ashford Hospitality Trust, Inc	47,956
6,824		BioMed Realty Trust, Inc	204,311
9,400	*	Boykin Lodging Co	102,366
1,397		Brandywine Realty Trust	44,941
100		Capital Southwest Corp	10,445
300		Capital Trust, Inc	10,686
3,300		CentraCore Properties Trust	81,675
4,500		Colonial Properties Trust	222,300
3,600		DiamondRock Hospitality Co	53,316
500		Digital Realty Trust, Inc	12,345
2,200		EastGroup Properties, Inc	102,696
900		Entertainment Properties Trust	38,745
1,300		Equity Inns, Inc	21,528
1,100		Equity Lifestyle Properties, Inc	48,213
4,400		Equity One, Inc	91,960
5,500		FelCor Lodging Trust, Inc	119,570
1,400		First Potomac Realty Trust	41,706
500		Gladstone Capital Corp	10,695
5,335		Glimcher Realty Trust	132,361
800		Harris & Harris Group, Inc	8,832
6,900		Highland Hospitality Corp	97,152
4,513		Highwoods Properties, Inc	163,280
9,300		Innkeepers U.S.A. Trust	160,704
2,000		Investors Real Estate Trust	18,060
14,841		iShares Russell 2000 Index Fund	1,067,068
3,000		LaSalle Hotel Properties	138,900
4,500		LTC Properties, Inc	100,575
2,040		Luminent Mortgage Capital, Inc	18,890
800		Maguire Properties, Inc	28,136
1,100		Medical Properties Trust, Inc	12,144
1,600		Mid-America Apartment Communities, Inc	89,200
1,600		National Health Investors, Inc	43,024
5,005		National Health Realty, Inc	94,845
7,400		NorthStar Realty Finance Corp	88,874
900		Novastar Financial, Inc	28,449
4,900		Omega Healthcare Investors, Inc	64,778
1,400		Parkway Properties, Inc	63,700
2,700		Pennsylvania Real Estate Investment Trust	108,999
1,500		Post Properties, Inc	68,010
800		Potlatch Corp	30,200

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,700		PS Business Parks, Inc	$100,300
600		Ramco-Gershenson Properties	16,158
1,500		Senior Housing Properties Trust	26,865
400		Sovran Self Storage, Inc	20,316
800	*	Star Maritime Acquisition Corp	8,128
1,700		Sun Communities, Inc	55,301
3,700		Taubman Centers, Inc	151,330
7,300		Winston Hotels, Inc	89,425

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,772,047

HOTELS AND OTHER LODGING PLACES - 0.22%
3,500	*	Bluegreen Corp	40,110
800	*	Gaylord Entertainment Co	34,912
1,100	*	Vail Resorts, Inc	40,810

		TOTAL HOTELS AND OTHER LODGING PLACES	115,832

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.25%
1,900		Actuant Corp	94,905
16,007	*	Advanced Digital Information Corp	188,402
5,500	*	AGCO Corp	144,760
1,600		Albany International Corp (Class A)	67,824
700	*	Astec Industries, Inc	23,884
4,100	*	Axcelis Technologies, Inc	24,190
2,100		Black Box Corp	80,493
3,900		Briggs & Stratton Corp	121,329
500		Cascade Corp	19,775
3,480	*	Cirrus Logic, Inc	28,327
1,605	*	Cymer, Inc	74,568
1,800	*	Dot Hill Systems Corp	6,156
2,300	*	Electronics for Imaging, Inc	48,024
12,700	*	Emulex Corp	206,629
2,000	*	Gardner Denver, Inc	77,000
700	*	Hydril	54,964
2,000	*	Intermec, Inc	45,880
800	*	Intevac, Inc	17,344
4,100	*	Kadant, Inc	94,300
1,100		Kaydon Corp	41,041
2,300		Lennox International, Inc	60,904
500		Lindsay Manufacturing Co	13,560
1,600		Lufkin Industries, Inc	95,088
1,200		Manitowoc Co, Inc	53,400
3,200	*	Micros Systems, Inc	139,776
1,400		Modine Manufacturing Co	32,704
1,250	*	Netgear, Inc	27,063
2,754		Nordson Corp	135,442
800	*	Oil States International, Inc	27,424
1,000	*	ProQuest Co	12,290
400	*	Rimage Corp	8,168
500		Robbins & Myers, Inc	13,070
3,700		Sauer-Danfoss, Inc	94,054
1,100	b*	Surebeam Corp (Class A)	2
313		Tennant Co	15,738
1,000	*	Ultratech, Inc	15,740
1,200		Watsco, Inc	71,784

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,276,002

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

INSTRUMENTS AND RELATED PRODUCTS - 6.31%
25	*	Advanced Medical Optics, Inc	$1,268
5,200	*	Align Technology, Inc	38,428
7,500	*	American Medical Systems Holdings, Inc	124,875
300	*	American Science & Engineering, Inc	17,376
700	*	Anaren, Inc	14,343
628	*	Angiodynamics, Inc	16,987
400	*	Argon ST, Inc	10,652
828		Arrow International, Inc	27,216
361	*	Arthrocare Corp	15,166
897	*	Aspect Medical Systems, Inc	15,644
1,400	*	Bio-Rad Laboratories, Inc (Class A)	90,916
600	*	Biosite, Inc	27,396
1	*	Britesmile, Inc	3
19,700	*	Bruker BioSciences Corp	105,592
5,600	*	Caliper Life Sciences, Inc	27,944
4,800	*	Candela Corp	76,128
3,300		CNS, Inc	80,850
1,239	*	Coherent, Inc	41,791
900		Cohu, Inc	15,795
1,885	*	Conmed Corp	39,020
2,200		Datascope Corp	67,848
1,100	*	DJ Orthopedics, Inc	40,513
1,000		DRS Technologies, Inc	48,750
16,780	*	Encore Medical Corp	80,712
1,000	*	FEI Co	22,680
1,200	*	Formfactor, Inc	53,556
1,910	*	Fossil, Inc	34,399
767	*	Foxhollow Technologies, Inc	20,954
2,500	*	Haemonetics Corp	116,275
10,258	*	HealthTronics, Inc	78,474
662	*	Hologic, Inc	32,676
491	*	ICU Medical, Inc	20,740
900	*	II-VI, Inc	16,470
1,400	*	Illumina, Inc	41,524
1,785	*	Integra LifeSciences Holdings Corp	69,276
1,300	*	Intuitive Surgical, Inc	153,361
1,100		Invacare Corp	27,368
2,350	*	Itron, Inc	139,261
3,899	*	Kyphon, Inc	149,566
2,500	*	LTX Corp	17,525
1,400		Mentor Corp	60,900
920	*	Molecular Devices Corp	28,115
2,200		MTS Systems Corp	86,922
900	*	Neurometrix, Inc	27,414
3,200	*	Newport Corp	51,584
600	*	Palomar Medical Technologies, Inc	27,378
700	*	Photon Dynamics, Inc	8,764
800		Sirona Dental Systems, Inc	31,696
347	*	Somanetics Corp	6,628
4,800		STERIS Corp	109,728

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,000	*	Symmetry Medical, Inc	$30,800
1,200	*	Techne Corp	61,104
2,200	*	Teledyne Technologies, Inc	72,072
8,694	*	Thoratec Corp	120,586
12,991	*	TriPath Imaging, Inc	86,000
400		United Industrial Corp	18,100
4,728	*	Varian, Inc	196,259
1,100	*	Veeco Instruments, Inc	26,224
2,226	*	Ventana Medical Systems, Inc	105,023
1,700	*	Viasys Healthcare, Inc	43,520
567		Vital Signs, Inc	28,084
6,200	*	Vnus Medical Technologies, Inc	51,956
422		Young Innovations, Inc	14,867
2,100	*	Zoll Medical Corp	68,796

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,381,838

INSURANCE AGENTS, BROKERS AND SERVICE - 0.08%
1,000		National Financial Partners Corp	44,310

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	44,310

INSURANCE CARRIERS - 2.99%
2,546		Affirmative Insurance Holdings, Inc	39,845
1,865	*	American Physicians Capital, Inc	98,080
1,900	*	AMERIGROUP Corp	58,976
2,700	*	Argonaut Group, Inc	81,108
600		Baldwin & Lyons, Inc (Class B)	15,300
2,180	*	Centene Corp	51,295
2,970	*	Ceres Group, Inc	18,473
2,100	*	CNA Surety Corp	36,288
750		Delphi Financial Group, Inc (Class A)	27,270
2,900		EMC Insurance Group, Inc	83,404
1,100		FBL Financial Group, Inc (Class A)	35,640
2,600	*	First Acceptance Corp	30,628
400		Great American Financial Resources, Inc	8,372
1,382		Harleysville Group, Inc	43,837
1,800	*	HealthExtras, Inc	54,396
3,700		Horace Mann Educators Corp	62,715
1,600		LandAmerica Financial Group, Inc	103,360
2,300	*	Molina Healthcare, Inc	87,515
203		National Western Life Insurance Co (Class A)	48,649
4,200		Ohio Casualty Corp	124,866
3,300		Phoenix Cos, Inc	46,464
1,100	*	ProAssurance Corp	52,998
1,500		RLI Corp	72,270
624		Safety Insurance Group, Inc	29,671
3,025	*	SeaBright Insurance Holdings, Inc	48,733
1,500		State Auto Financial Corp	48,810
2,000		Stewart Information Services Corp	72,620
2,100		Tower Group, Inc	63,525
700	*	WellCare Health Plans, Inc	34,335
550		Zenith National Insurance Corp	21,819

		TOTAL INSURANCE CARRIERS	1,601,262

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

JUSTICE, PUBLIC ORDER AND SAFETY - 0.16%
1,600	*	Corrections Corp of America	$84,704

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	84,704

LEATHER AND LEATHER PRODUCTS - 0.51%
1,700	*	Genesco, Inc	57,579
2,000	*	Timberland Co (Class A)	52,200
715		Weyco Group, Inc	16,602
6,400		Wolverine World Wide, Inc	149,312

		TOTAL LEATHER AND LEATHER PRODUCTS	275,693

LEGAL SERVICES - 0.18%
3,000	*	FTI Consulting, Inc	80,310
400		Pre-Paid Legal Services, Inc	13,800

		TOTAL LEGAL SERVICES	94,110

LUMBER AND WOOD PRODUCTS - 0.62%
500		American Woodmark Corp	17,520
13,400	*	Champion Enterprises, Inc	147,936
1,800		Skyline Corp	77,004
1,400		Universal Forest Products, Inc	87,822

		TOTAL LUMBER AND WOOD PRODUCTS	330,282

METAL MINING - 0.25%
1,700		Cleveland-Cliffs, Inc	134,793

		TOTAL METAL MINING	134,793

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.61%
1,100		Blyth, Inc	20,306
11,500		Callaway Golf Co	149,385
1,000	*	Jakks Pacific, Inc	20,090
1,000	*	Shuffle Master, Inc	32,780
4,100		Yankee Candle Co, Inc	102,541

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	325,102

MISCELLANEOUS RETAIL - 0.98%
2,012		Blair Corp	59,857
2,700		Cash America International, Inc	86,400
1,100	*	Coldwater Creek, Inc	29,436
3,300		Longs Drug Stores Corp	150,546
3,925	*	Petco Animal Supplies, Inc	80,188
2,077	*	Priceline.com, Inc	62,019
700	*	Stamps.com, Inc	19,474
1,700	*	Systemax, Inc	13,260
920	*	Zale Corp	22,163

		TOTAL MISCELLANEOUS RETAIL	523,343

MOTION PICTURES - 0.12%
1,840	*	Macrovision Corp	39,597
1,800	*	Time Warner Telecom, Inc (Class A)	26,730

		TOTAL MOTION PICTURES	66,327

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

NONDEPOSITORY INSTITUTIONS - 1.34%
6,400		Advance America Cash Advance Centers, Inc	$112,256
1,500		Ares Capital Corp	25,395
1,113		Asta Funding, Inc	41,682
8,067		Beverly Hills Bancorp, Inc	77,605
4,919	*	CompuCredit Corp	189,086
2,000		Delta Financial Corp	19,700
200	b*	DVI, Inc	1
600	*	Encore Capital Group, Inc	7,362
3,100		Financial Federal Corp	86,211
4,300	*	Ocwen Financial Corp	54,653
800		Technology Investment Capital Corp	11,720
1,200	*	United PanAm Financial Corp	36,480
1,500	*	World Acceptance Corp	53,280

		TOTAL NONDEPOSITORY INSTITUTIONS	715,431

OIL AND GAS EXTRACTION - 2.13%
3,064	*	Atlas America, Inc	137,298
300		Berry Petroleum Co (Class A)	9,945
1,100	*	Bronco Drilling Co, Inc	22,979
2,400		Cabot Oil & Gas Corp (Class A)	117,600
1,200	*	Callon Petroleum Co	23,208
600	*	Cheniere Energy, Inc	23,400
500	*	Clayton Williams Energy, Inc	17,270
3,200		Delta & Pine Land Co	94,080
400	*	Energy Partners Ltd	7,580
1,700	*	Global Industries Ltd	28,390
4,400	*	Grey Wolf, Inc	33,880
1,500	*	Harvest Natural Resources, Inc	20,310
800	*	Helix Energy Solutions Group, Inc	32,288
4,578	*	Hercules Offshore, Inc	160,230
500	*	KCS Energy, Inc	14,850
2,199	*	Parker Drilling Co	15,789
200	v*	PetroCorp	(0)
323	*	Petroleum Development Corp	12,177
4,600	*	RAM Energy Resources, Inc	26,312
500	*	Remington Oil & Gas Corp	21,985
3,000		St. Mary Land & Exploration Co	120,750
600	*	Stone Energy Corp	27,930
900	*	Superior Energy Services	30,510
1,000	*	Swift Energy Co	42,930
1,000		Todco	40,850
800	*	Veritas DGC, Inc	41,264
400		W&T Offshore, Inc	15,556

		TOTAL OIL AND GAS EXTRACTION	1,139,361

PAPER AND ALLIED PRODUCTS - 0.17%
700		Greif, Inc (Class A)	52,472
1,900		Longview Fibre Co	36,271

		TOTAL PAPER AND ALLIED PRODUCTS	88,743

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

PERSONAL SERVICES - 0.30%
2,500		Jackson Hewitt Tax Service, Inc	$78,375
1,900		Regis Corp	67,659
400		Unifirst Corp	13,800

		TOTAL PERSONAL SERVICES	159,834

PETROLEUM AND COAL PRODUCTS - 0.97%
6,100		Alon USA Energy, Inc	191,967
3,600		Frontier Oil Corp	116,640
1,800	*	Giant Industries, Inc	119,790
800		Holly Corp	38,560
200		Tesoro Corp	14,872
1,107		WD-40 Co	37,162

		TOTAL PETROLEUM AND COAL PRODUCTS	518,991

PRIMARY METAL INDUSTRIES - 2.00%
1,200	*	AK Steel Holding Corp	16,596
2,300	*	Aleris International, Inc	105,455
3,500		Belden CDT, Inc	115,675
400	*	Brush Engineered Materials, Inc	8,340
300		Carpenter Technology Corp	34,650
800	*	Century Aluminum Co	28,552
1,000	*	Chaparral Steel Co	72,020
2,300	*	CommScope, Inc	72,266
600	*	Encore Wire Corp	21,564
2,000	*	General Cable Corp	70,000
1,400	*	Lone Star Technologies, Inc	75,628
1,264		Matthews International Corp (Class A)	43,570
600	*	Maverick Tube Corp	37,914
1,500		Mueller Industries, Inc	49,545
600	*	NS Group, Inc	33,048
3,200		Quanex Corp	137,824
900	*	RTI International Metals, Inc	50,256
600		Schnitzer Steel Industries, Inc (Class A)	21,288
400		Steel Dynamics, Inc	26,296
700	*	Superior Essex, Inc	20,951
1,400		Worthington Industries, Inc	29,330

		TOTAL PRIMARY METAL INDUSTRIES	1,070,768

PRINTING AND PUBLISHING - 0.95%
1,300		Banta Corp	60,229
3,400		Belo (A.H.) Corp Series A	53,040
500	*	Consolidated Graphics, Inc	26,030
1,100		John H Harland Co	47,850
1,300		Journal Communications, Inc	14,612
1,600		Journal Register Co	14,336
700		Media General, Inc (Class A)	29,323
7,600	*	Playboy Enterprises, Inc (Class B)	75,848
1,900		Reader’s Digest Association, Inc (Class A)	26,524
4,125	*	Scholastic Corp	107,126
700		Standard Register Co	8,295
2,000	*	Valassis Communications, Inc	47,180

		TOTAL PRINTING AND PUBLISHING	510,393

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 0.95%
4,000	*	Alderwoods Group, Inc	$77,840
2,700	*	California Coastal Communities, Inc	86,400
400		Consolidated-Tomoka Land Co	22,056
5,808	*	Housevalues, Inc	40,249
1,700		Jones Lang LaSalle, Inc	148,835
17,900		Stewart Enterprises, Inc (Class A)	102,925
800	*	Trammell Crow Co	28,136

		TOTAL REAL ESTATE	506,441

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.79%
400	*	Deckers Outdoor Corp	15,424
2,300	*	Jarden Corp	70,035
3,300		Schulman (A.), Inc	75,537
2,539	*	Skechers U.S.A., Inc (Class A)	61,215
5,900		Spartech Corp	133,340
2,500		Titan International, Inc	46,775
600		West Pharmaceutical Services, Inc	21,768

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	424,094

SECURITY AND COMMODITY BROKERS - 0.98%
870	*	GFI Group, Inc	46,937
1,000		Greenhill & Co, Inc	60,760
600	*	IntercontinentalExchange, Inc	34,764
1,200	*	Investment Technology Group, Inc	61,032
7,000	*	Knight Capital Group, Inc	106,610
2,000	*	Morningstar, Inc	82,960
1,900	*	Nasdaq Stock Market, Inc	56,810
400	*	Piper Jaffray Cos	24,484
2,500		Waddell & Reed Financial, Inc (Class A)	51,400

		TOTAL SECURITY AND COMMODITY BROKERS	525,757

SOCIAL SERVICES - 0.24%
3,067	*	Bright Horizons Family Solutions, Inc	115,595
548	*	Providence Service Corp	14,922
1	*	Res-Care, Inc	20

		TOTAL SOCIAL SERVICES	130,537

SPECIAL TRADE CONTRACTORS - 0.80%
1,590	*	AsiaInfo Holdings, Inc	6,821
1,000		Chemed Corp	54,530
3,100		Comfort Systems USA, Inc	44,299
1,600	*	Dycom Industries, Inc	34,064
3,300	*	EMCOR Group, Inc	160,611
7,300	*	Quanta Services, Inc	126,509

		TOTAL SPECIAL TRADE CONTRACTORS	426,834

STONE, CLAY, AND GLASS PRODUCTS - 0.18%
1,100		Apogee Enterprises, Inc	16,170
1,600		Eagle Materials, Inc	76,000
600		Libbey, Inc	4,410

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	96,580

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TEXTILE MILL PRODUCTS - 0.15%
2,000		Oxford Industries, Inc	$78,820

		TOTAL TEXTILE MILL PRODUCTS	78,820

TOBACCO PRODUCTS - 0.07%
2,300		Vector Group Ltd	37,375

		TOTAL TOBACCO PRODUCTS	37,375

TRANSPORTATION BY AIR - 1.22%
21,533	*	ABX Air, Inc	130,059
1,000	*	Bristow Group, Inc	36,000
3,200	*	Continental Airlines, Inc (Class B)	95,360
4,039	*	EGL, Inc	202,758
1,600	*	ExpressJet Holdings, Inc	11,056
1,574	*	Mesa Air Group, Inc	15,504
1,330	*	Pinnacle Airlines Corp	9,363
2,700	*	Republic Airways Holdings, Inc	45,954
4,400		Skywest, Inc	109,120

		TOTAL TRANSPORTATION BY AIR	655,174

TRANSPORTATION EQUIPMENT - 1.92%
2,300		A.O. Smith Corp	106,628
1,400	*	Armor Holdings, Inc	76,762
2,800		ArvinMeritor, Inc	48,132
2,100		Clarcor, Inc	62,559
3,700		Federal Signal Corp	56,018
360		Freightcar America, Inc	19,984
1,400		Group 1 Automotive, Inc	78,876
6,100		JLG Industries, Inc	137,250
962		Kaman Corp (Class A)	17,508
1,100		Monaco Coach Corp	13,970
2,300	*	Orbital Sciences Corp	37,122
1,400		Polaris Industries, Inc	60,620
1,200	*	Sequa Corp (Class A)	97,800
1,400		Trinity Industries, Inc	56,560
600	*	Triumph Group, Inc	28,800
5,200	*	Visteon Corp	37,492
1,300		Wabash National Corp	19,968
1,900		Westinghouse Air Brake Technologies Corp	71,060

		TOTAL TRANSPORTATION EQUIPMENT	1,027,109

TRANSPORTATION SERVICES - 0.36%
3,496	*	Dynamex, Inc	76,248
1,658	*	HUB Group, Inc	40,671
2,254		Pacer International, Inc	73,435

		TOTAL TRANSPORTATION SERVICES	190,354

TRUCKING AND WAREHOUSING - 0.54%
1,398		Arkansas Best Corp	70,194
2,350		Forward Air Corp	95,716
5,196		Heartland Express, Inc	92,956
655	*	SCS Transportation, Inc	18,032
1,000	*	SIRVA, Inc	6,470
228	*	Universal Truckload Services, Inc	7,782

		TOTAL TRUCKING AND WAREHOUSING	291,150

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

WATER TRANSPORTATION - 0.10%
1,000	*	Kirby Corp	$39,500
500		Maritrans, Inc	12,450

		TOTAL WATER TRANSPORTATION	51,950

WHOLESALE TRADE-DURABLE GOODS - 1.35%
6,971		Agilysys, Inc	125,478
4,600		Applied Industrial Technologies, Inc	111,826
1,800		BlueLinx Holdings, Inc	23,454
1,334		Building Material Holding Corp	37,179
800	*	Huttig Building Products, Inc	6,480
9,000		IKON Office Solutions, Inc	113,400
1,170	*	Insight Enterprises, Inc	22,289
1,365	*	LKQ Corp	25,935
1,300		Owens & Minor, Inc	37,180
1,900		Reliance Steel & Aluminum Co	157,605
2,400		Ryerson Tull, Inc	64,800

		TOTAL WHOLESALE TRADE-DURABLE GOODS	725,626

WHOLESALE TRADE-NONDURABLE GOODS - 0.74%
1,100		Kenneth Cole Productions, Inc (Class A)	24,563
1,387		K-Swiss, Inc (Class A)	37,033
1,000		Myers Industries, Inc	17,190
2,800		Nu Skin Enterprises, Inc (Class A)	41,580
4,978	*	Performance Food Group Co	151,232
400	*	Perry Ellis International, Inc	10,124
1,140		Spartan Stores, Inc	16,678
400		The Andersons, Inc	16,644
1,700	*	United Stationers, Inc	83,844

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	398,888

		TOTAL COMMON STOCKS (Cost $51,229,073)	53,277,174

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.37%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.37%
$ 200,000		Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	200,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $199,946)	200,000

		TOTAL PORTFOLIO - 99.86% (Cost $51,429,019)	53,477,174
		OTHER ASSETS & LIABILITIES, NET - 0.14%	72,840

		NET ASSETS - 100.00%	$53,550,014

*	Non-income producing

b	In bankruptcy

v	Security valued at fair value

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.85%
AGRICULTURAL PRODUCTION-CROPS - 0.00% **
439		Chiquita Brands International, Inc	$6,049

		TOTAL AGRICULTURAL PRODUCTION-CROPS	6,049

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
439		Pilgrim’s Pride Corp	11,326
4		Seaboard Corp	5,120

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	16,446

AMUSEMENT AND RECREATION SERVICES - 0.26%
604	*	Bally Technologies, Inc	9,948
409	*	Bally Total Fitness Holding Corp	2,773
218	*	Century Casinos, Inc	2,335
134		Churchill Downs, Inc	5,018
267		Dover Downs Gaming & Entertainment, Inc	5,244
67		Dover Motorsports, Inc	393
1,362		GTECH Holdings Corp	47,370
2,010		Harrah’s Entertainment, Inc	143,072
414		International Speedway Corp (Class A)	19,197
250	*	Lakes Entertainment, Inc	3,023
256	*	Leapfrog Enterprises, Inc	2,586
332	*	Life Time Fitness, Inc	15,362
749	*	Live Nation, Inc	15,250
500	*	Magna Entertainment Corp (Class A)	2,630
757	*	Marvel Entertainment, Inc	15,140
194	*	MTR Gaming Group, Inc	1,820
488	*	Multimedia Games, Inc	4,943
786	*	Penn National Gaming, Inc	30,481
573	*	Pinnacle Entertainment, Inc	17,562
1,200	*	Six Flags, Inc	6,744
164		Speedway Motorsports, Inc	6,189
1,006		Warner Music Group Corp	29,657
859		Westwood One, Inc	6,442
295	*	WMS Industries, Inc	8,080
100		World Wrestling Entertainment, Inc	1,689

		TOTAL AMUSEMENT AND RECREATION SERVICES	402,948

APPAREL AND ACCESSORY STORES - 0.69%
944		Abercrombie & Fitch Co (Class A)	52,326
589	*	Aeropostale, Inc	17,016
1,230		American Eagle Outfitters, Inc	41,869
840	*	AnnTaylor Stores Corp	36,439
119		Bebe Stores, Inc	1,835
243		Brown Shoe Co, Inc	8,281
65		Buckle, Inc	2,722
300	*	Cache, Inc	5,202
528	*	Carter’s, Inc	13,955
318	*	Casual Male Retail Group, Inc	3,196

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

325		Cato Corp (Class A)	$8,401
270	*	Charlotte Russe Holding, Inc	6,464
1,400	*	Charming Shoppes, Inc	15,736
1,896	*	Chico’s FAS, Inc	51,154
222	*	Children’s Place Retail Stores, Inc	13,331
390		Christopher & Banks Corp	11,310
100	*	Citi Trends, Inc	4,269
1,078		Claire’s Stores, Inc	27,500
46		DEB Shops, Inc	1,109
600	*	Dress Barn, Inc	15,210
200	*	DSW, Inc	7,284
565		Finish Line, Inc (Class A)	6,684
1,692		Foot Locker, Inc	41,437
5,852		Gap, Inc	101,825
450	*	HOT Topic, Inc	5,179
242	*	Jo-Ann Stores, Inc	3,545
180	*	JOS A Bank Clothiers, Inc	4,313
3,721	*	Kohl’s Corp	219,986
3,710		Limited Brands, Inc	94,939
140	*	New York & Co, Inc	1,368
2,561		Nordstrom, Inc	93,476
875	*	Pacific Sunwear Of California, Inc	15,689
800	*	Payless Shoesource, Inc	21,736
1,561		Ross Stores, Inc	43,786
66	*	Shoe Carnival, Inc	1,575
274		Stage Stores, Inc	9,042
232		Talbots, Inc	4,280
359	*	Too, Inc	13,782
200	*	Under Armour, Inc	8,524
1,138	*	Urban Outfitters, Inc	19,904
1,045	*	The Wet Seal, Inc	5,100

		TOTAL APPAREL AND ACCESSORY STORES	1,060,779

APPAREL AND OTHER TEXTILE PRODUCTS - 0.19%
165	*	Columbia Sportswear Co	7,468
217	v*	DHB Industries, Inc	417
200	*	Guess ?, Inc	8,350
377	*	Gymboree Corp	13,104
600	*	Hartmarx Corp	3,600
1,270		Jones Apparel Group, Inc	40,373
300		Kellwood Co	8,781
1,180		Liz Claiborne, Inc	43,731
300	*	Maidenform Brands, Inc	3,699
562		Phillips-Van Heusen Corp	21,446
663		Polo Ralph Lauren Corp	36,399
1,142	*	Quiksilver, Inc	13,909
477		Russell Corp	8,662
141	*	True Religion Apparel, Inc	2,496
985		VF Corp	66,901
488	*	Warnaco Group, Inc	9,116

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	288,452

AUTO REPAIR, SERVICES AND PARKING - 0.07%
100	*	Amerco, Inc	10,066
100		Bandag, Inc	3,659
300		Central Parking Corp	4,800
268	*	Dollar Thrifty Automotive Group, Inc	12,079

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

251	*	Midas, Inc	$4,618
73		Monro Muffler, Inc	2,377
544	*	PHH Corp	14,982
662		Ryder System, Inc	38,680
400	*	Wright Express Corp	11,496

		TOTAL AUTO REPAIR, SERVICES AND PARKING	102,757

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
1,182		Advance Auto Parts	34,160
64	*	America’s Car-Mart, Inc	1,300
200	*	Asbury Automotive Group, Inc	4,188
1,789	*	Autonation, Inc	38,356
594	*	Autozone, Inc	52,391
1,109	*	Carmax, Inc	39,325
817	*	Copart, Inc	20,065
495	*	CSK Auto Corp	5,925
220		Lithia Motors, Inc (Class A)	6,670
200	*	MarineMax, Inc	5,246
1,230	*	O’Reilly Automotive, Inc	38,364
222	*	Rush Enterprises, Inc (Class A)	4,034
287		Sonic Automotive, Inc	6,366
570		United Auto Group, Inc	12,169

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	268,559

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.95%
200	*	Builders FirstSource, Inc	4,072
266	*	Central Garden & Pet Co	11,451
1,396		Fastenal Co	56,245
23,041		Home Depot, Inc	824,637
8,441		Lowe’s Cos, Inc	512,115
1,227		Sherwin-Williams Co	58,258

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,466,778

BUSINESS SERVICES - 7.08%
677	*	@Road, Inc	3,737
523	*	24/7 Real Media, Inc	4,592
4,200	*	3Com Corp	21,504
128	*	3D Systems Corp	2,571
403		Aaron Rents, Inc	10,833
347		ABM Industries, Inc	5,934
305	*	Acacia Research (Acacia Technologies)	4,288
3,008	*	Activision, Inc	34,231
620	*	Actuate Corp	2,505
927		Acxiom Corp	23,175
200		Administaff, Inc	7,162
6,562	*	Adobe Systems, Inc	199,222
300	*	Advent Software, Inc	10,821
261		Advo, Inc	6,423
1,224	*	Affiliated Computer Services, Inc (Class A)	63,171
455	*	Agile Software Corp	2,885
1,682	*	Akamai Technologies, Inc	60,872
883	*	Alliance Data Systems Corp	51,938
221	*	Altiris, Inc	3,987
283	*	American Reprographics Co	10,259
357	*	AMN Healthcare Services, Inc	7,247
136	*	Ansoft Corp	2,785
374	*	Ansys, Inc	17,885

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

829	*	aQuantive, Inc	$20,999
410		Arbitron, Inc	15,715
706	*	Ariba, Inc	5,810
1,213	*	Art Technology Group, Inc	3,615
600	*	Aspen Technology, Inc	7,872
96	*	Asset Acceptance Capital Corp	1,901
257	*	Audible, Inc	2,336
2,498	*	Autodesk, Inc	86,081
6,270		Automatic Data Processing, Inc	284,344
484	*	Avocent Corp	12,705
140	*	Bankrate, Inc	5,286
4,415	*	BEA Systems, Inc	57,792
2,100	*	BearingPoint, Inc	17,577
1,400	*	BISYS Group, Inc	19,180
479		Blackbaud, Inc	10,873
304	*	Blackboard, Inc	8,804
195	*	Blue Coat Systems, Inc	3,288
2,501	*	BMC Software, Inc	59,774
600	*	Borland Software Corp	3,168
300	*	Bottomline Technologies, Inc	2,442
436		Brady Corp (Class A)	16,062
596		Brink’s Co	33,620
5,109		CA, Inc	104,990
357	*	CACI International, Inc (Class A)	20,824
3,072	*	Cadence Design Systems, Inc	52,685
554		Catalina Marketing Corp	15,767
854	*	CBIZ, Inc	6,328
10,886		Cendant Corp	177,333
1,580	*	Ceridian Corp	38,615
644	*	Cerner Corp	23,899
873	*	Checkfree Corp	43,266
972	*	ChoicePoint, Inc	40,600
846	*	Chordiant Software, Inc	2,563
532	*	Ciber, Inc	3,506
2,054	*	Citrix Systems, Inc	82,448
400	*	Clear Channel Outdoor Holdings, Inc	8,384
200	*	Click Commerce, Inc	3,946
3,885	*	CMGI, Inc	4,701
1,627	*	CNET Networks, Inc	12,983
250	*	Cogent Communications Group, Inc	2,342
473	*	Cogent, Inc	7,128
459		Cognex Corp	11,948
1,528	*	Cognizant Technology Solutions Corp	102,941
65		Computer Programs & Systems, Inc	2,597
2,030	*	Computer Sciences Corp	98,333
4,261	*	Compuware Corp	28,549
100	*	COMSYS IT Partners, Inc	1,512
241	*	Concur Technologies, Inc	3,728
303	*	Convera Corp	2,036
1,524	*	Convergys Corp	29,718
183	*	CoStar Group, Inc	10,949
400	*	Covansys Corp	5,028
485	*	CSG Systems International, Inc	11,999
500	*	Cybersource Corp	5,850
110	*	DealerTrack Holdings, Inc	2,432
500		Deluxe Corp	8,740
500	*	Dendrite International, Inc	4,620

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

430	*	Digital Insight Corp	$14,745
389	*	Digital River, Inc	15,712
664	*	DST Systems, Inc	39,508
1,405	*	Earthlink, Inc	12,167
12,810	*	eBay, Inc	375,205
298	*	Echelon Corp	2,232
518	*	Eclipsys Corp	9,407
122	*	eCollege.com, Inc	2,579
575	*	eFunds Corp	12,679
100	*	Electro Rent Corp	1,602
3,377	*	Electronic Arts, Inc	145,346
5,741		Electronic Data Systems Corp	138,128
149	*	Emageon, Inc	2,174
3,148	*	Emdeon Corp	39,067
698	*	Epicor Software Corp	7,350
90	*	EPIQ Systems, Inc	1,498
1,406		Equifax, Inc	48,282
313	*	Equinix, Inc	17,171
248	*	eSpeed, Inc (Class A)	2,066
2,495	*	Expedia, Inc	37,350
460	*	F5 Networks, Inc	24,601
455		Factset Research Systems, Inc	21,521
771		Fair Isaac Corp	27,995
313	*	FalconStor Software, Inc	2,182
1,031		Fidelity National Information Services, Inc	36,497
400	*	Filenet Corp	10,772
113	*	First Advantage Corp	2,628
8,329		First Data Corp	375,138
1,912	*	Fiserv, Inc	86,728
100	*	Forrester Research, Inc	2,798
300	*	FTD Group, Inc	4,050
739	*	Gartner, Inc (Class A)	10,494
244	*	Gerber Scientific, Inc	3,174
565	*	Getty Images, Inc	35,883
252		Gevity HR, Inc	6,691
362	*	Global Cash Access, Inc	5,658
2,272	*	Google, Inc (Class A)	952,718
180	*	H&E Equipment Services, Inc	5,301
192		Healthcare Services Group	4,022
100	*	Heartland Payment Systems, Inc	2,788
200	*	Heidrick & Struggles International, Inc	6,768
326	*	Hudson Highland Group, Inc	3,518
570	*	Hypercom Corp	5,329
600	*	Hyperion Solutions Corp	16,560
213	*	iGate Corp	1,361
200	*	IHS, Inc	5,926
2,243		IMS Health, Inc	60,225
392	*	Infocrossing, Inc	4,528
974	*	Informatica Corp	12,818
367	*	Infospace, Inc	8,320
311		infoUSA, Inc	3,206
300	*	Innovative Solutions & Support, Inc	4,218
109		Integral Systems, Inc	2,924
387	*	Interactive Data Corp	7,775
311	*	Intergraph Corp	9,793
3,302	*	Internap Network Services Corp	3,467
405	*	Internet Capital Group, Inc	3,645

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

452	*	Internet Security Systems, Inc	$8,520
200		Interpool, Inc	4,444
4,750	*	Interpublic Group of Cos, Inc	39,662
401	*	Interwoven, Inc	3,441
1,893	*	Intuit, Inc	114,318
306	*	inVentiv Health, Inc	8,807
470	*	Ipass, Inc	2,632
1,247	*	Iron Mountain, Inc	46,613
800		Jack Henry & Associates, Inc	15,728
245	*	JDA Software Group, Inc	3,437
6,156	*	Juniper Networks, Inc	98,434
308	*	Jupitermedia Corp	4,004
264	*	Kanbay International, Inc	3,839
500	*	Keane, Inc	6,250
300		Kelly Services, Inc (Class A)	8,151
173	*	Kenexa Corp	5,510
271	*	Kforce, Inc	4,198
664	*	KFX, Inc	10,146
508	*	Kinetic Concepts, Inc	22,428
155	*	Knot, Inc	3,244
500	*	Korn/Ferry International	9,795
398	*	Kronos, Inc	14,412
550	*	Labor Ready, Inc	12,457
953	*	Lamar Advertising Co	51,329
1,343	*	Lawson Software, Inc	8,998
638	*	Lionbridge Technologies	3,528
176	*	LoJack Corp	3,319
570	*	Magma Design Automation, Inc	4,190
311	*	Manhattan Associates, Inc	6,310
958		Manpower, Inc	61,887
139	*	Mantech International Corp (Class A)	4,290
215	*	Mapinfo Corp	2,806
206	*	Marchex, Inc	3,385
150	*	Marlin Business Services, Inc	3,384
669	*	Mastercard, Inc	32,112
1,852	*	McAfee, Inc	44,948
824	*	Mentor Graphics Corp	10,696
96,509		Microsoft Corp	2,248,660
150	*	MicroStrategy, Inc	14,628
300	*	Midway Games, Inc	2,427
1,037		MoneyGram International, Inc	35,206
1,346	*	Monster Worldwide, Inc	57,420
2,049	*	Move, Inc	11,229
1,117	*	MPS Group, Inc	16,822
300	*	MRO Software, Inc	6,021
1,010	*	NAVTEQ Corp	45,127
287	*	NCO Group, Inc	7,588
2,012	*	NCR Corp	73,720
213	*	Neoware, Inc	2,618
400	*	Ness Technologies, Inc	4,300
371	*	NetFlix, Inc	10,095
100	*	Netratings, Inc	1,389
100	*	Netscout Systems, Inc	892
310	*	NIC, Inc	2,241
4,067	*	Novell, Inc	26,964
1,532	*	Nuance Communications, Inc	15,412
1,857		Omnicom Group, Inc	165,440

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

282	*	On Assignment, Inc	$2,592
222	*	Online Resources Corp	2,295
207	*	Open Solutions, Inc	5,508
903	*	Opsware, Inc	7,441
43,241	*	Oracle Corp	626,562
500	*	Packeteer, Inc	5,670
1,140	*	Parametric Technology Corp	14,489
300	*	PDF Solutions, Inc	3,723
202	*	PeopleSupport, Inc	2,719
187	*	Perficient, Inc	2,311
808	*	Perot Systems Corp (Class A)	11,700
300	*	Phase Forward, Inc	3,456
129	*	Portfolio Recovery Associates, Inc	5,895
120	*	PRA International	2,672
762	*	Premiere Global Services, Inc	5,753
395	*	Progress Software Corp	9,247
108		QAD, Inc	837
140		Quality Systems, Inc	5,155
829	*	Quest Software, Inc	11,639
237	*	Radiant Systems, Inc	2,505
187	*	Radisys Corp	4,107
1,196	*	RealNetworks, Inc	12,797
1,921	*	Red Hat, Inc	44,951
639	*	Redback Networks, Inc	11,719
100		Renaissance Learning, Inc	1,355
723	*	Rent-A-Center, Inc	17,974
294	*	Rewards Network, Inc	2,402
713		Reynolds & Reynolds Co (Class A)	21,868
200	*	RightNow Technologies, Inc	3,336
1,761		Robert Half International, Inc	73,962
225		Rollins, Inc	4,419
720	*	RSA Security, Inc	19,577
900	*	S1 Corp	4,320
264	*	SafeNet, Inc	4,678
919	*	Salesforce.com, Inc	24,501
700	*	Sapient Corp	3,710
618	*	Secure Computing Corp	5,315
3,353		ServiceMaster Co	34,636
101	*	SI International, Inc	3,097
636	*	Sitel Corp	2,493
220	*	Smith Micro Software, Inc	3,524
378	*	Sohu.com, Inc	9,749
542	*	SonicWALL, Inc	4,873
2,630	*	Sonus Networks, Inc	13,018
660	*	Sotheby’s Holdings, Inc (Class A)	17,325
624	*	Spherion Corp	5,691
200	*	SPSS, Inc	6,428
419	*	SRA International, Inc (Class A)	11,158
100		Startek, Inc	1,495
185		Stellent, Inc	1,767
73	*	Stratasys, Inc	2,151
38,034	*	Sun Microsystems, Inc	157,841
1,054	*	Sybase, Inc	20,448
200	*	SYKES Enterprises, Inc	3,232
11,479	*	Symantec Corp	178,384
134	*	SYNNEX Corp	2,541
1,602	*	Synopsys, Inc	30,070

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

685	*	Take-Two Interactive Software, Inc	$7,302
200	*	TAL International Group, Inc	4,820
321		Talx Corp	7,020
300	*	TeleTech Holdings, Inc	3,798
196		TheStreet.com, Inc	2,513
787	*	THQ, Inc	16,999
2,110	*	TIBCO Software, Inc	14,875
259	*	TNS, Inc	5,359
470		Total System Services, Inc	9,047
183	*	TradeStation Group, Inc	2,319
400	*	Transaction Systems Architects, Inc	16,676
100	*	Travelzoo, Inc	3,034
444	*	Trizetto Group, Inc	6,567
242	*	Ultimate Software Group, Inc	4,637
3,451	*	Unisys Corp	21,672
750		United Online, Inc	9,000
710	*	United Rentals, Inc	22,706
329	*	Universal Compression Holdings, Inc	20,717
678	*	VA Software Corp	2,631
979	*	Valueclick, Inc	15,028
248	*	Vasco Data Security International	2,071
140	*	Verint Systems, Inc	4,087
2,796	*	VeriSign, Inc	64,783
95	*	Vertrue, Inc	4,088
263		Viad Corp	8,232
306	*	Vignette Corp	4,461
100	*	Volt Information Sciences, Inc	4,660
5,931		Waste Management, Inc	212,804
456	*	WebEx Communications, Inc	16,206
51	*	WebMD Health Corp	2,412
481	*	WebMethods, Inc	4,747
564	*	Websense, Inc	11,585
200	*	WebSideStory, Inc	2,440
752	*	Wind River Systems, Inc	6,693
348	*	Witness Systems, Inc	7,019
15,324	*	Yahoo!, Inc	505,692

		TOTAL BUSINESS SERVICES	10,928,479

CHEMICALS AND ALLIED PRODUCTS - 9.16%
16,605		Abbott Laboratories	724,144
303	*	Abraxis BioScience, Inc	7,223
300	*	Acadia Pharmaceuticals, Inc	2,532
100	*	Adams Respiratory Therapeutics, Inc	4,462
168	*	Adeza Biomedical Corp	2,355
409	*	Adolor Corp	10,229
89	*	Advanced Magnetics, Inc	2,690
2,439		Air Products & Chemicals, Inc	155,901
276	*	Albany Molecular Research, Inc	2,948
426		Albemarle Corp	20,397
887		Alberto-Culver Co	43,215
400	*	Alexion Pharmaceuticals, Inc	14,448
851	*	Alkermes, Inc	16,101
344	*	Alnylam Pharmaceuticals, Inc	5,187
534		Alpharma, Inc (Class A)	12,837
479	*	American Oriental Bioengineering, Inc	2,649
146		American Vanguard Corp	2,260
12,952	*	Amgen, Inc	844,859

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

870	*	Andrx Corp	$20,175
200		Arch Chemicals, Inc	7,210
492	*	Arena Pharmaceuticals, Inc	5,697
600	*	Array Biopharma, Inc	5,160
383	*	Atherogenics, Inc	4,998
288	*	AVANIR Pharmaceuticals	1,970
1,026		Avery Dennison Corp	59,570
4,897		Avon Products, Inc	151,807
123		Balchem Corp	2,767
1,154	*	Barr Pharmaceuticals, Inc	55,034
111	*	Bentley Pharmaceuticals, Inc	1,217
249	*	BioCryst Pharmaceuticals, Inc	3,568
800	*	Bioenvision, Inc	4,264
3,790	*	Biogen Idec, Inc	175,591
967	*	BioMarin Pharmaceuticals, Inc	13,896
21,471		Bristol-Myers Squibb Co	555,240
696		Cabot Corp	24,026
300		Calgon Carbon Corp	1,827
206		Cambrex Corp	4,291
826		Celanese Corp (Series A)	16,867
300	*	Cell Genesys, Inc	1,506
659	*	Cephalon, Inc	39,606
500		CF Industries Holdings, Inc	7,130
788	*	Charles River Laboratories International, Inc	28,998
149	*	Chattem, Inc	4,525
2,512		Chemtura Corp	23,462
712		Church & Dwight Co, Inc	25,931
1,642		Clorox Co	100,113
5,599		Colgate-Palmolive Co	335,380
261	*	Combinatorx, Inc	2,294
300	*	Connetics Corp	3,528
295	*	Conor Medsystems, Inc	8,139
300	*	Cotherix, Inc	2,583
711	*	Cubist Pharmaceuticals, Inc	17,903
912	*	Cypress Bioscience, Inc	5,600
433		Cytec Industries, Inc	23,235
966		Dade Behring Holdings, Inc	40,224
614	*	Dendreon Corp	2,972
300		Diagnostic Products Corp	17,451
131	*	Digene Corp	5,075
10,462		Dow Chemical Co	408,332
10,021		Du Pont (E.I.) de Nemours & Co	416,874
698	*	Durect Corp	2,701
889		Eastman Chemical Co	48,006
1,962		Ecolab, Inc	79,618
10,697		Eli Lilly & Co	591,223
350	*	Elizabeth Arden, Inc	6,258
600	*	Encysive Pharmaceuticals, Inc	4,158
400	*	Enzon Pharmaceuticals, Inc	3,016
1,340		Estee Lauder Cos (Class A)	51,818
396		Ferro Corp	6,320
427		FMC Corp	27,495
3,597	*	Forest Laboratories, Inc	139,168
5,105	*	Genentech, Inc	417,589
253	*	Genitope Corp	1,599
1,467	*	Genta, Inc	2,406
2,833	*	Genzyme Corp	172,955

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

400		Georgia Gulf Corp	$10,008
1,012	*	Geron Corp	6,983
4,958	*	Gilead Sciences, Inc	293,315
300		H.B. Fuller Co	13,071
308	*	Hana Biosciences, Inc	2,794
1,169	*	Hercules, Inc	17,839
150	*	Hi-Tech Pharmacal Co, Inc	2,485
1,733	*	Hospira, Inc	74,415
1,379	*	Human Genome Sciences, Inc	14,755
982	*	Huntsman Corp	17,008
135	*	Idenix Pharmaceuticals, Inc	1,269
398	*	Idexx Laboratories, Inc	29,902
733	*	ImClone Systems, Inc	28,323
676	*	Immucor, Inc	12,999
507	*	Indevus Pharmaceuticals, Inc	2,773
90		Innospec, Inc	2,288
314	*	InterMune, Inc	5,165
990		International Flavors & Fragrances, Inc	34,888
307	*	Inverness Medical Innovations, Inc	8,667
583	*	Invitrogen Corp	38,519
2,581	*	King Pharmaceuticals, Inc	43,877
100		Koppers Holdings, Inc	1,999
210	*	Kos Pharmaceuticals, Inc	7,900
56		Kronos Worldwide, Inc	1,660
360	*	KV Pharmaceutical Co (Class A)	6,718
722		Lubrizol Corp	28,772
2,270		Lyondell Chemical Co	51,438
287		MacDermid, Inc	8,266
342		Mannatech, Inc	4,313
300	*	MannKind Corp	6,393
338	*	Martek Biosciences Corp	9,785
1,476	*	Medarex, Inc	14,184
547	*	Medicines Co	10,694
596		Medicis Pharmaceutical Corp (Class A)	14,304
2,715	*	Medimmune, Inc	73,576
23,744		Merck & Co, Inc	864,994
172		Meridian Bioscience, Inc	4,291
792	*	MGI Pharma, Inc	17,028
3,429	*	Millennium Pharmaceuticals, Inc	34,187
246		Minerals Technologies, Inc	12,792
200	*	Momenta Pharmaceuticals, Inc	2,542
2,956		Monsanto Co	248,866
1,431	*	Mosaic Co	22,395
2,436		Mylan Laboratories, Inc	48,720
462	*	Myogen, Inc	13,398
612	*	Nabi Biopharmaceuticals	3,513
1,156	*	Nalco Holding Co	20,380
187	*	Nastech Pharmaceutical Co, Inc	2,955
580	*	NBTY, Inc	13,868
559	*	Neurocrine Biosciences, Inc	5,925
200	*	New River Pharmaceuticals, Inc	5,700
154		NewMarket Corp	7,555
113		NL Industries, Inc	1,215
202	*	Northfield Laboratories, Inc	1,998
665	*	Novavax, Inc	3,352
200	*	Noven Pharmaceuticals, Inc	3,580
693	*	NPS Pharmaceuticals, Inc	3,382

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

671	*	Nuvelo, Inc	$11,172
739		Olin Corp	13,250
298	*	OM Group, Inc	9,193
448	*	Omnova Solutions, Inc	2,545
450	*	Onyx Pharmaceuticals, Inc	7,573
360	*	OraSure Technologies, Inc	3,427
596	*	OSI Pharmaceuticals, Inc	19,644
235	*	Pacific Ethanol, Inc	5,433
300	*	Pain Therapeutics, Inc	2,505
540	*	Panacos Pharmaceuticals, Inc	2,981
364	*	Par Pharmaceutical Cos, Inc	6,719
270	*	Parexel International Corp	7,789
200	*	Parlux Fragrances, Inc	1,938
1,273	*	PDL BioPharma, Inc	23,436
252	*	Penwest Pharmaceuticals Co	5,501
1,869	*	Peregrine Pharmaceuticals, Inc	2,972
889		Perrigo Co	14,313
199	*	PetMed Express, Inc	2,183
79,712		Pfizer, Inc	1,870,841
258	*	Pharmion Corp	4,394
118	*	Pioneer Cos, Inc	3,219
965	*	PolyOne Corp	8,473
200	*	Pozen, Inc	1,408
1,802		PPG Industries, Inc	118,932
3,515		Praxair, Inc	189,810
400	*	Prestige Brands Holdings, Inc	3,988
35,486		Procter & Gamble Co	1,973,022
300	*	Progenics Pharmaceuticals, Inc	7,218
333	*	Quidel Corp	3,163
204	*	Renovis, Inc	3,123
1,335	*	Revlon, Inc (Class A)	1,682
300	*	Rockwood Holdings, Inc	6,903
1,790		Rohm & Haas Co	89,715
1,300		RPM International, Inc	23,400
382	*	Salix Pharmaceuticals Ltd	4,699
492	*	Santarus, Inc	3,272
16,173		Schering-Plough Corp	307,772
375	*	Sciele Pharma, Inc	8,696
464		Scotts Miracle-Gro Co (Class A)	19,636
600		Sensient Technologies Corp	12,546
1,184	*	Sepracor, Inc	67,654
371	*	Serologicals Corp	11,664
754		Sigma-Aldrich Corp	54,771
428	*	Sirna Therapeutics, Inc	2,440
100		Stepan Co	3,158
900	*	SuperGen, Inc	3,267
147	*	SurModics, Inc	5,308
251	*	Tanox, Inc	3,471
445		Tronox, Inc	5,861
500		UAP Holding Corp	10,905
240	*	United Therapeutics Corp	13,865
92	*	USANA Health Sciences, Inc	3,487
864		USEC, Inc	10,238
1,091		Valeant Pharmaceuticals International	18,460
1,088		Valspar Corp	28,734
868	*	VCA Antech, Inc	27,715
1,200	*	Vertex Pharmaceuticals, Inc	44,052

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

739	*	Viropharma, Inc	$6,370
1,206	*	Watson Pharmaceuticals, Inc	28,076
220		Westlake Chemical Corp	6,556
802	*	WR Grace & Co	9,383
14,663		Wyeth	651,184
200	*	Xenoport, Inc	3,622
405	*	Zymogenetics, Inc	7,683

		TOTAL CHEMICALS AND ALLIED PRODUCTS	14,145,194

COAL MINING - 0.27%
565	*	Alpha Natural Resources, Inc	11,085
1,502		Arch Coal, Inc	63,640
1,992		Consol Energy, Inc	93,066
496		Foundation Coal Holdings, Inc	23,277
1,234	*	International Coal Group, Inc	8,872
138	*	James River Coal Co	3,656
848		Massey Energy Co	30,528
2,920		Peabody Energy Corp	162,790
220		Penn Virginia Corp	15,374

		TOTAL COAL MINING	412,288

COMMUNICATIONS - 4.69%
463		Alaska Communications Systems Group, Inc	5,857
4,232		Alltel Corp	270,129
4,519	*	American Tower Corp (Class A)	140,631
356		Anixter International, Inc	16,896
42,399		AT&T, Inc	1,182,508
200	*	Audiovox Corp (Class A)	2,732
5,053	*	Avaya, Inc	57,705
19,825		BellSouth Corp	717,665
552	*	Brightpoint, Inc	7,469
2,359		Cablevision Systems Corp (Class A)	50,601
178	*	Cbeyond Communications, Inc	3,882
7,721		CBS Corp	208,853
100		Centennial Communications Corp	520
1,303		CenturyTel, Inc	48,406
3,210	*	Charter Communications, Inc (Class A)	3,627
3,005	*	Cincinnati Bell, Inc	12,321
575		Citadel Broadcasting Corp	5,118
3,756		Citizens Communications Co	49,016
5,522		Clear Channel Communications, Inc	170,906
21,223	*	Comcast Corp (Class A)	694,841
230		Commonwealth Telephone Enterprises, Inc	7,627
300		Consolidated Communications Holdings, Inc	4,989
3,167	*	Covad Communications Group, Inc	6,366
496	*	Cox Radio, Inc (Class A)	7,152
2,416	*	Crown Castle International Corp	83,449
200	*	Crown Media Holdings, Inc (Class A)	824
185		CT Communications, Inc	4,231
671	*	Cumulus Media, Inc (Class A)	7,160
8,759	*	DIRECTV Group, Inc	144,524
1,770	*	Dobson Communications Corp (Class A)	13,682
2,321	*	EchoStar Communications Corp (Class A)	71,510
1,622	*	Embarq Corp	66,486
521	*	Emmis Communications Corp (Class A)	8,148
421		Entercom Communications Corp	11,013
810	*	Entravision Communications Corp (Class A)	6,942

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

300		Fairpoint Communications, Inc	$4,320
594	*	First Avenue Networks, Inc	6,463
52	*	Fisher Communications, Inc	2,191
1,429	*	Foundry Networks, Inc	15,233
464	*	General Communication, Inc (Class A)	5,716
694		Global Payments, Inc	33,694
229		Golden Telecom, Inc	5,805
420		Gray Television, Inc	2,432
327		Hearst-Argyle Television, Inc	7,214
2,006	*	IAC/InterActiveCorp	53,139
614	*	IDT Corp (Class B)	8,467
167	*	InPhonic, Inc	1,052
400		Iowa Telecommunications Services, Inc	7,568
180	*	iPCS, Inc	8,694
500	*	j2 Global Communications, Inc	15,610
479	*	Leap Wireless International, Inc	22,729
9,100	*	Level 3 Communications, Inc	40,404
5,051	*	Liberty Global, Inc	108,597
7,688	*	Liberty Media Holding Corp (Interactive)	132,695
1,537	*	Liberty Media Holding Corp (Capital)	128,754
296	*	Lightbridge, Inc	3,833
281	*	Lin TV Corp (Class A)	2,122
100	*	Lodgenet Entertainment Corp	1,865
573	*	Mastec, Inc	7,569
493	*	Mediacom Communications Corp	3,071
679	*	NeuStar, Inc	22,916
1,498	*	NII Holdings, Inc (Class B)	84,457
158		North Pittsburgh Systems, Inc	4,354
555	*	Novatel Wireless, Inc	5,761
200	*	NTELOS Holdings Corp	2,890
746		PanAmSat Holding Corp	18,635
597	*	Pegasus Wireless Corp	5,337
420	*	Price Communications Corp	7,119
17,203	*	Qwest Communications International, Inc	139,172
888	*	Radio One, Inc (Class D)	6,571
242	*	RCN Corp	6,033
87		Salem Communications Corp (Class A)	1,132
89	*	SAVVIS, Inc	2,635
1,078	*	SBA Communications Corp	28,179
58		Shenandoah Telecom Co	2,726
383		Sinclair Broadcast Group, Inc (Class A)	3,278
300	*	Spanish Broadcasting System, Inc (Class A)	1,533
31,530		Sprint Nextel Corp	630,285
122		SureWest Communications	2,357
182	*	Syniverse Holdings, Inc	2,675
211	*	Talk America Holdings, Inc	1,306
1,250		Telephone & Data Systems, Inc	51,750
500	*	Terremark Worldwide, Inc	1,800
932	*	TiVo, Inc	6,664
200	*	US Cellular Corp	12,120
748	*	Ubiquitel, Inc	7,734
2,328	*	Univision Communications, Inc (Class A)	77,988
250		USA Mobility, Inc	4,150
400		Valor Communications Group, Inc	4,580
31,737		Verizon Communications, Inc	1,062,872
6,904	*	Viacom, Inc	247,439
336	*	Vonage Holdings Corp	2,886

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

326	*	West Corp	$15,619
1,081	*	Wireless Facilities, Inc	2,973
2,740	*	XM Satellite Radio Holdings, Inc	40,141

		TOTAL COMMUNICATIONS	7,241,090

DEPOSITORY INSTITUTIONS - 10.21%
110		1st Source Corp	3,721
96	*	ACE Cash Express, Inc	2,810
164		Alabama National Bancorp	11,177
200		Amcore Financial, Inc	5,862
107		AmericanWest Bancorp	2,424
108		Ameris Bancorp	2,499
3,767		AmSouth Bancorp	99,637
300		Anchor Bancorp Wisconsin, Inc	9,051
138		Arrow Financial Corp	3,785
1,438		Associated Banc-Corp	45,340
1,046		Astoria Financial Corp	31,851
130		Bancfirst Corp	5,818
117	*	Bancorp, Inc	2,926
823		Bancorpsouth, Inc	22,427
106		BancTrust Financial Group, Inc	2,488
838		Bank Mutual Corp	10,240
49,647		Bank of America Corp	2,388,021
125		Bank of Granite Corp	2,604
555		Bank of Hawaii Corp	27,528
8,288		Bank of New York Co, Inc	266,874
102		Bank of the Ozarks, Inc	3,397
452		BankAtlantic Bancorp, Inc (Class A)	6,708
300		BankFinancial Corp	5,190
400		BankUnited Financial Corp (Class A)	12,208
79		Banner Corp	3,045
5,945		BB&T Corp	247,253
57		Berkshire Hills Bancorp, Inc	2,022
400	*	BFC Financial Corp	2,768
237		BOK Financial Corp	11,772
381		Boston Private Financial Holdings, Inc	10,630
668		Brookline Bancorp, Inc	9,198
64		Cadence Financial Corp	1,425
74		Camden National Corp	2,953
101		Capital City Bank Group, Inc	3,050
93		Capital Corp of the West	2,976
140		Capitol Bancorp Ltd	5,453
332		Capitol Federal Financial	11,384
300		Cardinal Financial Corp	3,486
243		Cascade Bancorp	6,928
518		Cathay General Bancorp	18,845
600	*	Centennial Bank Holdings, Inc	6,204
121		Center Financial Corp	2,860
311		Central Pacific Financial Corp	12,036
36		Charter Financial Corp	1,421
234		Chemical Financial Corp	7,160
453		Chittenden Corp	11,710
54,081		Citigroup, Inc	2,608,867
600		Citizens Banking Corp	14,646
93		Citizens First Bancorp, Inc	2,484
81		City Bank	3,779
155		City Holding Co	5,602

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

477		City National Corp	$31,048
133		Coastal Financial Corp	1,734
150		CoBiz, Inc	3,378
1,743		Colonial Bancgroup, Inc	44,760
107		Columbia Bancorp	2,682
170		Columbia Banking System, Inc	6,355
1,767		Comerica, Inc	91,866
2,004		Commerce Bancorp, Inc	71,483
714		Commerce Bancshares, Inc	35,736
538		Commercial Capital Bancorp, Inc	8,474
55		Community Bancorp, Inc	2,327
400		Community Bank System, Inc	8,068
245		Community Banks, Inc	6,370
139		Community Trust Bancorp, Inc	4,855
1,357		Compass Bancshares, Inc	75,449
400		Corus Bankshares, Inc	10,472
600		Cullen/Frost Bankers, Inc	34,380
560		CVB Financial Corp	8,770
309		Dime Community Bancshares	4,193
257		Downey Financial Corp	17,437
663		East West Bancorp, Inc	25,134
90		Enterprise Financial Services Corp	2,290
331	*	Euronet Worldwide, Inc	12,700
100		Farmers Capital Bank Corp	3,275
245		Fidelity Bankshares, Inc	7,796
5,213		Fifth Third Bancorp	192,620
100		First Bancorp	2,100
732		First Bancorp	6,808
150		First Busey Corp (Class A)	3,070
300		First Charter Corp	7,359
55		First Citizens Bancshares, Inc (Class A)	11,027
739		First Commonwealth Financial Corp	9,385
230		First Community Bancorp, Inc	13,588
72		First Community Bancshares, Inc	2,375
315		First Financial Bancorp	4,697
189		First Financial Bankshares, Inc	6,906
188		First Financial Corp	5,642
133		First Financial Holdings, Inc	4,256
1,397		First Horizon National Corp	56,159
146		First Indiana Corp	3,800
315		First Merchants Corp	7,658
545		First Midwest Bancorp, Inc	20,209
1,301		First Niagara Financial Group, Inc	18,240
58		First Oak Brook Bancshares, Inc	2,146
100		First Place Financial Corp	2,301
100	*	First Regional Bancorp	8,800
235		First Republic Bank	10,763
88		First South Bancorp, Inc	3,012
156		First State Bancorporation	3,710
208	*	FirstFed Financial Corp	11,995
953		FirstMerit Corp	19,956
154		Flag Financial Corp	2,995
485		Flagstar Bancorp, Inc	7,741
150		Flushing Financial Corp	2,694
594		FNB Corp	9,367
53		FNB Corp	1,961
215	*	Franklin Bank Corp	4,341

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

700		Fremont General Corp	$12,992
358		Frontier Financial Corp	12,168
1,944		Fulton Financial Corp	30,948
58		GB&T Bancshares, Inc	1,262
293		Glacier Bancorp, Inc	8,576
2,806		Golden West Financial Corp	208,205
104		Great Southern Bancorp, Inc	3,175
543		Greater Bay Bancorp	15,611
95		Greene County Bancshares, Inc	2,941
294		Hancock Holding Co	16,464
384		Hanmi Financial Corp	7,465
200		Harbor Florida Bancshares, Inc	7,428
288		Harleysville National Corp	6,108
158		Heartland Financial USA, Inc	4,211
126		Heritage Commerce Corp	3,124
112		Horizon Financial Corp	3,072
6,417		Hudson City Bancorp, Inc	85,539
2,666		Huntington Bancshares, Inc	62,864
125		IBERIABANK Corp	7,193
100		Independent Bank Corp	3,247
239		Independent Bank Corp	6,286
711		IndyMac Bancorp, Inc	32,599
161		Integra Bank Corp	3,502
117		Interchange Financial Services Corp	2,633
613		International Bancshares Corp	16,845
579	*	Investors Bancorp, Inc	7,845
771		Investors Financial Services Corp	34,618
300		Irwin Financial Corp	5,817
42		ITLA Capital Corp	2,208
37,801		JPMorgan Chase & Co	1,587,642
227		Kearny Financial Corp	3,360
4,399		Keycorp	156,956
247		KNBT Bancorp, Inc	4,080
120		Lakeland Bancorp, Inc	1,880
92		Lakeland Financial Corp	2,235
828		M&T Bank Corp	97,638
120		Macatawa Bank Corp	2,807
445		MAF Bancorp, Inc	19,064
86		MainSource Financial Group, Inc	1,499
2,678		Marshall & Ilsley Corp	122,492
233		MB Financial, Inc	8,239
200		MBT Financial Corp	3,200
4,500		Mellon Financial Corp	154,935
57		Mercantile Bank Corp	2,271
1,342		Mercantile Bankshares Corp	47,869
200		Mid-State Bancshares	5,600
85		Midwest Banc Holdings, Inc	1,891
186		Nara Bancorp, Inc	3,488
100		NASB Financial, Inc	3,377
6,212		National City Corp	224,812
556		National Penn Bancshares, Inc	11,042
374		NBT Bancorp, Inc	8,688
523	*	Net 1 UEPS Technologies, Inc	14,304
505		NetBank, Inc	3,348
3,302		New York Community Bancorp, Inc	54,516
1,211		NewAlliance Bancshares, Inc	17,329
5,062		North Fork Bancorporation, Inc	152,721

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

88	*	Northern Empire Bancshares	$2,112
2,316		Northern Trust Corp	128,075
200		Northwest Bancorp, Inc	5,300
150		OceanFirst Financial Corp	3,333
869		Old National Bancorp	17,354
194		Old Second Bancorp, Inc	6,014
100		Omega Financial Corp	3,131
165		Oriental Financial Group, Inc	2,105
528		Pacific Capital Bancorp	16,431
165		Park National Corp	16,304
531		Partners Trust Financial Group, Inc	6,059
90		Pennfed Financial Services, Inc	1,679
75		Peoples Bancorp, Inc	2,238
615		People’s Bank	20,203
210		PFF Bancorp, Inc	6,964
200	*	Pinnacle Financial Partners, Inc	6,086
126		Placer Sierra Bancshares	2,922
3,167		PNC Financial Services Group, Inc	222,228
3,026		Popular, Inc	58,099
100		Preferred Bank	5,361
210		Premierwest Bancorp	3,030
228		PrivateBancorp, Inc	9,441
228		Prosperity Bancshares, Inc	7,499
357		Provident Bankshares Corp	12,991
854		Provident Financial Services, Inc	15,329
421		Provident New York Bancorp	5,566
289		R & G Financial Corp (Class B)	2,483
4,960		Regions Financial Corp	164,275
130		Renasant Corp	5,246
691		Republic Bancorp, Inc	8,561
115		Republic Bancorp, Inc (Class A)	2,369
45		Royal Bancshares of Pennsylvania (Class A)	1,093
300		S&T Bancorp, Inc	9,969
210		S.Y. Bancorp, Inc	5,771
250		Sandy Spring Bancorp, Inc	9,015
121		Santander BanCorp	2,979
72		SCBT Financial Corp	2,567
102		Seacoast Banking Corp of Florida	2,716
200		Security Bank Corp	4,454
93		Shore Bancshares, Inc	2,523
319	*	Signature Bank	10,329
108		Simmons First National Corp (Class A)	3,133
1,107		Sky Financial Group, Inc	26,136
200		Sound Federal Bancorp, Inc	4,158
800		South Financial Group, Inc	21,128
110		Southside Bancshares, Inc	2,455
94		Southwest Bancorp, Inc	2,397
4,092		Sovereign Bancorp, Inc	83,109
113		State National Bancshares, Inc	4,306
3,639		State Street Corp	211,390
119		Sterling Bancorp	2,321
400		Sterling Bancshares, Inc	7,500
320		Sterling Financial Corp	7,008
364		Sterling Financial Corp	11,106
88		Suffolk Bancorp	2,882
114		Summit Bancshares, Inc	2,418
128	*	Sun Bancorp, Inc	2,079

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,956		SunTrust Banks, Inc	$301,685
496		Susquehanna Bancshares, Inc	11,854
400	*	SVB Financial Group	18,184
2,946		Synovus Financial Corp	78,894
66		Taylor Capital Group, Inc	2,693
1,433		TCF Financial Corp	37,903
1,097		TD Banknorth, Inc	32,307
300	*	Texas Capital Bancshares, Inc	6,990
479		Texas Regional Bancshares, Inc (Class A)	18,164
100		Texas United Bancshares, Inc	2,815
238		TierOne Corp	8,037
119		Tompkins Trustco, Inc	5,117
92		Trico Bancshares	2,519
626		Trustco Bank Corp NY	6,899
491		Trustmark Corp	15,206
940		UCBH Holdings, Inc	15,548
372		UMB Financial Corp	12,402
581		Umpqua Holdings Corp	14,903
69		Union Bankshares Corp	2,977
582		UnionBanCal Corp	37,591
437		United Bankshares, Inc	16,007
335		United Community Banks, Inc	10,197
400		United Community Financial Corp	4,800
121		Univest Corp of Pennsylvania	3,342
19,364		US Bancorp	597,960
126		USB Holding Co, Inc	2,835
1,274		Valley National Bancorp	32,755
83		Vineyard National Bancorp	2,233
115	*	Virginia Commerce Bancorp	2,749
67		Virginia Financial Group, Inc	2,829
1,166		W Holding Co, Inc	7,754
17,497		Wachovia Corp	946,238
1,039		Washington Federal, Inc	24,094
10,451		Washington Mutual, Inc	476,357
138		Washington Trust Bancorp, Inc	3,825
573		Webster Financial Corp	27,183
18,276		Wells Fargo & Co	1,225,954
200		WesBanco, Inc	6,198
177		West Bancorporation, Inc	3,305
200		West Coast Bancorp	5,894
390		Westamerica Bancorporation	19,098
143	*	Western Alliance Bancorp	4,974
51		Westfield Financial, Inc	1,479
750		Whitney Holding Corp	26,528
162		Willow Grove Bancorp, Inc	2,577
772		Wilmington Trust Corp	32,563
167		Wilshire Bancorp, Inc	3,009
248		Wintrust Financial Corp	12,611
100		WSFS Financial Corp	6,145
54		Yardville National Bancorp	1,929
1,154		Zions Bancorporation	89,943

		TOTAL DEPOSITORY INSTITUTIONS	15,765,268

EATING AND DRINKING PLACES - 0.94%
208	*	AFC Enterprises	2,652
859		Applebees International, Inc	16,510
1,286		Aramark Corp (Class B)	42,579

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

113	*	BJ’s Restaurants, Inc	$2,524
500		Bob Evans Farms, Inc	15,005
937		Brinker International, Inc	34,013
72	*	Buffalo Wild Wings, Inc	2,758
175	*	California Pizza Kitchen, Inc	4,809
422		CBRL Group, Inc	14,314
343	*	CEC Entertainment, Inc	11,017
80	*	Chipotle Mexican Grill, Inc	4,876
622		CKE Restaurants, Inc	10,331
366	*	Cosi, Inc	2,280
1,656		Darden Restaurants, Inc	65,246
949	*	Denny’s Corp	3,502
400		Domino’s Pizza, Inc	9,896
182		IHOP Corp	8,751
339	*	Jack in the Box, Inc	13,289
587	*	Krispy Kreme Doughnuts, Inc	4,778
273		Landry’s Restaurants, Inc	8,859
176		Lone Star Steakhouse & Saloon, Inc	4,616
244	*	Luby’s, Inc	2,545
127	*	McCormick & Schmick’s Seafood Restaurants, Inc	3,023
13,557		McDonald’s Corp	455,515
300	*	O’Charleys, Inc	5,100
667		OSI Restaurant Partners, Inc	23,078
277	*	PF Chang’s China Bistro, Inc	10,532
200	*	Papa John’s International, Inc	6,640
361	*	Rare Hospitality International, Inc	10,382
150	*	Red Robin Gourmet Burgers, Inc	6,384
661		Ruby Tuesday, Inc	16,135
200	*	Ruth’s Chris Steak House, Inc	4,084
450	*	Ryan’s Restaurant Group, Inc	5,360
1,053	*	Sonic Corp	21,892
8,447	*	Starbucks Corp	318,959
442	*	Texas Roadhouse, Inc (Class A)	5,976
844	*	The Cheesecake Factory, Inc	22,746
400	*	The Steak N Shake Co	6,056
357	*	Tim Hortons, Inc	9,193
672		Triarc Cos (Class B)	10,503
1,269		Wendy’s International, Inc	73,970
2,957		Yum! Brands, Inc	148,648

		TOTAL EATING AND DRINKING PLACES	1,449,326

EDUCATIONAL SERVICES - 0.14%
1,527	*	Apollo Group, Inc (Class A)	78,900
1,136	*	Career Education Corp	33,955
942	*	Corinthian Colleges, Inc	13,527
587	*	DeVry, Inc	12,896
191	*	Educate, Inc	1,463
490	*	ITT Educational Services, Inc	32,247
522	*	Laureate Education, Inc	22,253
168		Strayer Education, Inc	16,316
228	*	Universal Technical Institute, Inc	5,021

		TOTAL EDUCATIONAL SERVICES	216,578

ELECTRIC, GAS, AND SANITARY SERVICES - 4.07%
7,175	*	AES Corp	132,379
817		AGL Resources, Inc	31,144
1,721	*	Allegheny Energy, Inc	63,797

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

338		Allete, Inc	$16,004
1,320		Alliant Energy Corp	45,276
2,531	*	Allied Waste Industries, Inc	28,752
2,171		Ameren Corp	109,635
200		American Ecology Corp	5,300
4,260		American Electric Power Co, Inc	145,905
150		American States Water Co	5,347
1,501		Aqua America, Inc	34,208
3,770	*	Aquila, Inc	15,872
846		Atmos Energy Corp	23,612
600		Avista Corp	13,698
446		Black Hills Corp	15,311
148		California Water Service Group	5,290
100		Cascade Natural Gas Corp	2,109
100	*	Casella Waste Systems, Inc (Class A)	1,309
3,472		Centerpoint Energy, Inc	43,400
250		CH Energy Group, Inc	12,000
262	*	Clean Harbors, Inc	10,561
527		Cleco Corp	12,253
2,309	*	CMS Energy Corp	29,878
2,670		Consolidated Edison, Inc	118,655
1,978		Constellation Energy Group, Inc	107,841
1,225	*	Covanta Holding Corp	21,621
96		Crosstex Energy, Inc	9,128
3,800		Dominion Resources, Inc	284,202
1,447		DPL, Inc	38,780
1,941		DTE Energy Co	79,076
13,500		Duke Energy Corp	396,495
900		Duquesne Light Holdings, Inc	14,796
3,694	*	Dynegy, Inc (Class A)	20,206
3,543		Edison International	138,177
7,176		El Paso Corp	107,640
600	*	El Paso Electric Co	12,096
239		Empire District Electric Co	4,911
818		Energen Corp	31,419
1,611		Energy East Corp	38,551
57		EnergySouth, Inc	1,780
2,263		Entergy Corp	160,107
7,271		Exelon Corp	413,211
3,589		FirstEnergy Corp	194,560
4,346		FPL Group, Inc	179,837
791		Great Plains Energy, Inc	22,037
966		Hawaiian Electric Industries, Inc	26,961
447		Idacorp, Inc	15,328
200		ITC Holdings Corp	5,316
1,905		KeySpan Corp	76,962
1,159		Kinder Morgan, Inc	115,773
200		Laclede Group, Inc	6,872
110		Markwest Hydrocarbon, Inc	2,723
1,306		MDU Resources Group, Inc	47,813
282		Metal Management, Inc	8,635
287		MGE Energy, Inc	8,940
3,262	*	Mirant Corp	87,422
860		National Fuel Gas Co	30,220
300		New Jersey Resources Corp	14,034
431		Nicor, Inc	17,887
2,968		NiSource, Inc	64,821

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,671		Northeast Utilities	$34,540
333		Northwest Natural Gas Co	12,331
379		NorthWestern Corp	13,019
1,450	*	NRG Energy, Inc	69,861
1,104		NSTAR	31,574
983		OGE Energy Corp	34,434
1,227		Oneok, Inc	41,767
100		Ormat Technologies, Inc	3,815
300		Otter Tail Corp	8,199
3,808		PG&E Corp	149,578
426		Peoples Energy Corp	15,298
1,997		Pepco Holdings, Inc	47,089
61	*	Pico Holdings, Inc	1,967
942		Piedmont Natural Gas Co, Inc	22,891
200	*	Pike Electric Corp	3,852
1,096		Pinnacle West Capital Corp	43,741
515	*	Plug Power, Inc	2,405
681		PNM Resources, Inc	16,998
291		Portland General Electric Co	7,266
4,182		PPL Corp	135,079
2,786		Progress Energy, Inc	119,436
600	v*	Progress Energy, Inc	6
2,715		Public Service Enterprise Group, Inc	179,516
1,370		Puget Energy, Inc	29,428
945		Questar Corp	76,063
3,326	*	Reliant Energy, Inc	39,845
1,294		Republic Services, Inc	52,200
115		Resource America, Inc (Class A)	2,191
1,289		SCANA Corp	49,730
2,850		Sempra Energy	129,618
2,073	*	Sierra Pacific Resources	29,022
138		SJW Corp	3,512
260		South Jersey Industries, Inc	7,121
8,071		Southern Co	258,676
1,008		Southern Union Co	27,276
398		Southwest Gas Corp	12,473
129		Southwest Water Co	1,544
469	*	Stericycle, Inc	30,532
671		Synagro Technologies, Inc	2,637
2,190		TECO Energy, Inc	32,719
5,001		TXU Corp	299,010
1,162		UGI Corp	28,608
154		UIL Holdings Corp	8,669
365		Unisource Energy Corp	11,370
807		Vectren Corp	21,991
483	*	Waste Connections, Inc	17,581
229	*	Waste Services, Inc	2,059
1,015		Westar Energy, Inc	21,366
688		Western Gas Resources, Inc	41,177
514		WGL Holdings, Inc	14,880
6,475		Williams Cos, Inc	151,256
1,298		Wisconsin Energy Corp	52,309
500		WPS Resources Corp	24,800
4,413		Xcel Energy, Inc	84,641

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,286,839

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.93%
200	*	Actel Corp	$2,870
580		Acuity Brands, Inc	22,568
900	*	Adaptec, Inc	3,906
1,296	*	ADC Telecommunications, Inc	21,851
743		Adtran, Inc	16,665
395	*	Advanced Analogic Technologies, Inc	4,140
218	*	Advanced Energy Industries, Inc	2,886
5,205	*	Advanced Micro Devices, Inc	127,106
950	*	Aeroflex, Inc	11,087
1,910	*	Agere Systems, Inc	28,077
4,035	*	Altera Corp	70,814
1,773		American Power Conversion Corp	34,556
259	*	American Superconductor Corp	2,287
800		Ametek, Inc	37,904
632	*	AMIS Holdings, Inc	6,320
1,105	*	Amkor Technology, Inc	10,453
974		Amphenol Corp (Class A)	54,505
523	*	Anadigics, Inc	3,515
3,927		Analog Devices, Inc	126,214
1,708	*	Andrew Corp	15,133
3,565	*	Applied Micro Circuits Corp	9,732
1,300	*	Arris Group, Inc	17,056
567	*	Atheros Communications, Inc	10,750
4,854	*	Atmel Corp	26,940
395	*	ATMI, Inc	9,725
1,823	*	Avanex Corp	3,208
1,587	*	Avnet, Inc	31,772
484		AVX Corp	7,642
353		Baldor Electric Co	11,045
100		Bel Fuse, Inc (Class B)	3,281
750	*	Benchmark Electronics, Inc	18,090
4,940	*	Broadcom Corp (Class A)	148,447
912	*	Broadwing Corp	9,439
3,295	*	Brocade Communications Systems, Inc	20,231
1,141	*	Capstone Turbine Corp	2,601
300	*	C-COR, Inc	2,316
266	*	Ceradyne, Inc	13,164
500	*	Checkpoint Systems, Inc	11,105
302	*	China BAK Battery, Inc	2,570
5,973	*	Ciena Corp	28,730
66,567	*	Cisco Systems, Inc	1,300,053
200	*	Color Kinetics, Inc	3,782
330	*	Comtech Telecommunications Corp	9,659
2,113	*	Comverse Technology, Inc	41,774
5,030	*	Conexant Systems, Inc	12,575
884	*	Cree, Inc	21,004
300		CTS Corp	4,467
300		Cubic Corp	5,883
1,519	*	Cypress Semiconductor Corp	22,086
179	*	Diodes, Inc	7,418
273	*	Ditech Networks, Inc	2,381
300	*	Dolby Laboratories, Inc (Class A)	6,990
289	*	DSP Group, Inc	7,182
179	*	DTS, Inc	3,487
300	*	Electro Scientific Industries, Inc	5,397
700	*	Emcore Corp	6,720
4,466		Emerson Electric Co	374,295

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

161	*	EMS Technologies, Inc	$2,893
695	*	Energizer Holdings, Inc	40,706
426	*	Energy Conversion Devices, Inc	15,519
481	*	EnerSys	10,053
723	*	Evergreen Solar, Inc	9,385
520	*	Exar Corp	6,900
1,414	*	Fairchild Semiconductor International, Inc	25,692
2,640	*	Finisar Corp	8,633
234		Franklin Electric Co, Inc	12,084
4,343	*	Freescale Semiconductor, Inc (Class B)	127,684
600	*	FuelCell Energy, Inc	5,748
3,003	*	Gemstar-TV Guide International, Inc	10,571
254	*	Genlyte Group, Inc	18,397
1,200	*	GrafTech International Ltd	6,960
269	*	Greatbatch, Inc	6,348
711		Harman International Industries, Inc	60,698
1,008	*	Harmonic, Inc	4,516
1,502		Harris Corp	62,348
1,016	*	Hexcel Corp	15,961
140	*	Hittite Microwave Corp	5,062
9,017		Honeywell International, Inc	363,385
378	*	Hutchinson Technology, Inc	8,176
225	*	Ikanos Communications, Inc	3,418
400		Imation Corp	16,420
2,142	*	Integrated Device Technology, Inc	30,374
63,285		Intel Corp	1,199,251
600	*	Interdigital Communications Corp	20,946
938	*	International DisplayWorks, Inc	4,878
735	*	International Rectifier Corp	28,724
1,618		Intersil Corp (Class A)	37,618
200		Inter-Tel, Inc	4,212
359	*	InterVoice, Inc	2,556
122	*	iRobot Corp	3,035
257	*	IXYS Corp	2,467
17,782	*	JDS Uniphase Corp	44,988
789	*	Kemet Corp	7,275
1,326		L-3 Communications Holdings, Inc	100,007
151	*	Lamson & Sessions Co	4,282
1,300	*	Lattice Semiconductor Corp	8,034
462		Lincoln Electric Holdings, Inc	28,944
3,317		Linear Technology Corp	111,086
200	*	Littelfuse, Inc	6,876
124	*	Loral Space & Communications, Inc	3,517
131		LSI Industries, Inc	2,226
4,112	*	LSI Logic Corp	36,802
47,829	*	Lucent Technologies, Inc	115,746
593	*	Mattson Technology, Inc	5,794
3,489		Maxim Integrated Products, Inc	112,032
158	*	Maxwell Technologies, Inc	3,102
1,745	*	McData Corp (Class A)	7,120
169	*	Medis Technologies Ltd	3,427
1,564	*	MEMC Electronic Materials, Inc	58,650
223	*	Mercury Computer Systems, Inc	3,432
300		Methode Electronics, Inc	3,153
64	*	Metrologic Instruments, Inc	961
797	*	Micrel, Inc	7,978
2,332		Microchip Technology, Inc	78,239

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,893	*	Micron Technology, Inc	$118,869
771	*	Microsemi Corp	18,797
1,000	*	Microtune, Inc	6,260
1,196	*	Mindspeed Technologies, Inc	2,882
436	*	MIPS Technologies, Inc	2,647
500	*	Mobility Electronics, Inc	3,630
1,511		Molex, Inc	50,724
300	*	Monolithic Power Systems, Inc	3,549
360	*	Moog, Inc	12,319
26,929		Motorola, Inc	542,619
1,945	*	MRV Communications, Inc	6,049
160	*	Multi-Fineline Electronix, Inc	5,310
43		National Presto Industries, Inc	2,248
3,736		National Semiconductor Corp	89,104
200	*	Netlogic Microsystems, Inc	6,450
4,073	*	Network Appliance, Inc	143,777
1,397	*	Novellus Systems, Inc	34,506
3,732	*	Nvidia Corp	79,454
634	*	Omnivision Technologies, Inc	13,390
1,689	*	ON Semiconductor Corp	9,931
1,027	*	Openwave Systems, Inc	11,852
123	*	Oplink Communications Inc	2,252
136	*	OSI Systems, Inc	2,417
157		Park Electrochemical Corp	4,043
200	*	Pericom Semiconductor Corp	1,660
500	*	Photronics, Inc	7,400
472		Plantronics, Inc	10,483
600	*	Plexus Corp	20,526
410	*	PLX Technology, Inc	5,010
2,300	*	PMC - Sierra, Inc	21,620
1,022	*	Polycom, Inc	22,402
159	*	Portalplayer, Inc	1,560
61	*	Powell Industries, Inc	1,460
270	*	Power Integrations, Inc	4,720
1,100	*	Power-One, Inc	7,260
1,294	*	Powerwave Technologies, Inc	11,801
1,796	*	QLogic Corp	30,963
18,235		Qualcomm, Inc	730,676
1,173	*	Quantum Fuel Systems Technologies Worldwide, Inc	3,988
1,547		RadioShack Corp	21,658
192	*	Radyne Corp	2,185
1,097	*	Rambus, Inc	25,023
138		Raven Industries, Inc	4,347
300		Regal-Beloit Corp	13,245
1,976	*	RF Micro Devices, Inc	11,797
1,860		Rockwell Collins, Inc	103,918
200	*	Rogers Corp	11,268
5,316	*	Sanmina-SCI Corp	24,454
733	*	Semtech Corp	10,592
1,131	*	Silicon Image, Inc	12,192
502	*	Silicon Laboratories, Inc	17,645
1,350	*	Silicon Storage Technology, Inc	5,481
271	*	Sirenza Microdevices, Inc	3,290
15,195	*	Sirius Satellite Radio, Inc	72,176
1,872	*	Skyworks Solutions, Inc	10,315
350	*	Spansion, Inc	5,579
456	*	Spectrum Brands, Inc	5,892

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

300	*	Standard Microsystems Corp	$6,549
1,040	*	Stratex Networks, Inc	3,526
100	*	Sunpower Corp	2,802
100	*	Supertex, Inc	3,994
1,936	*	Sycamore Networks, Inc	7,860
396	*	Symmetricom, Inc	2,800
172	*	Synaptics, Inc	3,681
500		Technitrol, Inc	11,575
595	*	Tekelec	7,348
437		Teleflex, Inc	23,607
5,056	*	Tellabs, Inc	67,295
466	*	Tessera Technologies, Inc	12,815
17,000		Texas Instruments, Inc	514,930
679	*	Thomas & Betts Corp	34,833
2,162	*	Transmeta Corp	3,502
1,105	*	Transwitch Corp	2,332
598	*	Trident Microsystems, Inc	11,350
1,402	*	Triquint Semiconductor, Inc	6,253
433	*	TTM Technologies, Inc	6,266
100	*	Ulticom, Inc	1,047
100	*	Universal Display Corp	1,331
100	*	Universal Electronics, Inc	1,771
1,002	*	Utstarcom, Inc	7,806
627	*	Varian Semiconductor Equipment Associates, Inc	20,446
219	*	Viasat, Inc	5,624
200		Vicor Corp	3,314
300	*	Virage Logic Corp	2,817
1,793	*	Vishay Intertechnology, Inc	28,204
159	*	Volterra Semiconductor Corp	2,426
755		Whirlpool Corp	62,401
3,857		Xilinx, Inc	87,361
255	*	Zhone Technologies, Inc	520
200	*	Zoltek Cos, Inc	5,978
532	*	Zoran Corp	12,949

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	9,154,121

ENGINEERING AND MANAGEMENT SERVICES - 0.81%
188	*	Advisory Board Co	9,041
1,300	*	Amylin Pharmaceuticals, Inc	64,181
758	*	Applera Corp (Celera Genomics Group)	9,816
556	*	Ariad Pharmaceuticals, Inc	2,508
100		CDI Corp	2,900
3,779	*	Celgene Corp	179,238
436		Corporate Executive Board Co	43,687
167	*	CRA International, Inc	7,538
500	*	CV Therapeutics, Inc	6,985
728	*	deCODE genetics, Inc	4,506
300	*	DiamondCluster International, Inc	2,376
938	*	Digitas, Inc	10,900
188	*	Diversa Corp	1,816
723	*	eResearch Technology, Inc	6,579
180	*	Essex Corp	3,316
753	*	Exelixis, Inc	7,568
172	*	Exponent, Inc	2,907
953		Fluor Corp	88,562
594	*	Gen-Probe, Inc	32,064
340	*	Harris Interactive, Inc	1,938

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

577	*	Hewitt Associates, Inc	$12,971
188	*	Huron Consulting Group, Inc	6,597
678	*	ICOS Corp	14,909
755	*	Incyte Corp	3,473
200	*	Infrasource Services, Inc	3,642
780	*	Isis Pharmaceuticals, Inc	4,719
637	*	Jacobs Engineering Group, Inc	50,731
135	*	Kendle International, Inc	4,958
230	*	Keryx Biopharmaceuticals, Inc	3,266
84		Landauer, Inc	4,024
139	*	LECG Corp	2,567
673	*	Lexicon Genetics, Inc	2,954
302	*	Lifecell Corp	9,338
348	*	Luminex Corp	6,052
241		MAXIMUS, Inc	5,579
317	*	Maxygen, Inc	2,371
1,275	*	Monogram Biosciences, Inc	2,525
2,673		Moody’s Corp	145,572
60	*	MTC Technologies, Inc	1,418
364	*	Myriad Genetics, Inc	9,191
440	*	Navigant Consulting, Inc	9,966
292	*	Omnicell, Inc	4,035
3,708		Paychex, Inc	144,538
367	*	Per-Se Technologies, Inc	9,241
1,098		Pharmaceutical Product Development, Inc	38,562
1,722		Quest Diagnostics, Inc	103,182
560	*	Regeneron Pharmaceuticals, Inc	7,179
1,490	*	Rentech, Inc	6,928
514	*	Resources Connection, Inc	12,860
207	*	Rigel Pharmaceuticals, Inc	2,014
642	*	Savient Pharmaceuticals, Inc	3,371
219	*	Senomyx, Inc	3,160
282	*	SFBC International, Inc	4,275
821	*	Shaw Group, Inc	22,824
160	*	Sourcecorp	3,966
299	*	Symyx Technologies, Inc	7,221
100	*	Tejon Ranch Co	4,116
510	*	Telik, Inc	8,415
677	*	Tetra Tech, Inc	12,010
148	*	Trimeris, Inc	1,701
556	*	URS Corp	23,352
316		Washington Group International, Inc	16,855
512		Watson Wyatt & Co Holdings	17,992

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,253,046

ENVIRONMENTAL QUALITY AND HOUSING - 0.00% **
406	*	Home Solutions of America, Inc	2,505

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	2,505

FABRICATED METAL PRODUCTS - 0.41%
383	*	Alliant Techsystems, Inc	29,242
84		Ameron International Corp	5,630
389		Aptargroup, Inc	19,298
1,163		Ball Corp	43,078
170		CIRCOR International, Inc	5,183
1,236		Commercial Metals Co	31,765
132	*	Commercial Vehicle Group, Inc	2,730

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

593		Crane Co	$24,669
1,891	*	Crown Holdings, Inc	29,443
110		Dynamic Materials Corp	3,710
420	*	Griffon Corp	10,962
190		Gulf Island Fabrication, Inc	3,808
5,433		Illinois Tool Works, Inc	258,067
155		Insteel Industries, Inc	3,751
792	*	Jacuzzi Brands, Inc	6,970
153	*	Ladish Co, Inc	5,733
100		Lifetime Brands, Inc	2,167
400	*	Mobile Mini, Inc	11,704
277	*	Mueller Water Products, Inc	4,823
260	*	NCI Building Systems, Inc	13,824
1,126		Pentair, Inc	38,498
200		Silgan Holdings, Inc	7,402
400		Simpson Manufacturing Co, Inc	14,420
314	*	Smith & Wesson Holding Corp	2,581
657		Snap-On, Inc	26,556
812	*	Taser International, Inc	6,423
154		Valmont Industries, Inc	7,159
255		Watts Water Technologies, Inc (Class A)	8,555

		TOTAL FABRICATED METAL PRODUCTS	628,151

FOOD AND KINDRED PRODUCTS - 2.95%
8,408		Anheuser-Busch Cos, Inc	383,321
7,144		Archer Daniels Midland Co	294,904
100	*	Boston Beer Co, Inc (Class A)	2,929
274	*	Burger King Holdings, Inc	4,316
2,539		Campbell Soup Co	94,222
77		Coca-Cola Bottling Co Consolidated	3,909
22,170		Coca-Cola Co	953,753
3,384		Coca-Cola Enterprises, Inc	68,932
5,649		ConAgra Foods, Inc	124,899
2,194	*	Constellation Brands, Inc (Class A)	54,850
918		Corn Products International, Inc	28,091
588	*	Darling International, Inc	2,664
2,062		Del Monte Foods Co	23,156
169		Diamond Foods, Inc	2,716
200		Farmer Bros Co	4,336
635		Flowers Foods, Inc	18,186
3,694		General Mills, Inc	190,832
546	*	Gold Kist, Inc	7,300
3,646		H.J. Heinz Co	150,288
180	*	Hansen Natural Corp	34,267
1,936		Hershey Co	106,616
858		Hormel Foods Corp	31,866
125		Imperial Sugar Co	2,965
192		J&J Snack Foods Corp	6,349
633		J.M. Smucker Co	28,295
236	*	Jones Soda Co	2,124
2,687		Kellogg Co	130,131
2,294		Kraft Foods, Inc (Class A)	70,885
317		Lancaster Colony Corp	12,512
400		Lance, Inc	9,208
107	*	M&F Worldwide Corp	1,723
1,442		McCormick & Co, Inc	48,379
101		MGP Ingredients, Inc	2,345

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

492		Molson Coors Brewing Co (Class B)	$33,397
149	*	Peet’s Coffee & Tea, Inc	4,498
1,476		Pepsi Bottling Group, Inc	47,453
735		PepsiAmericas, Inc	16,251
17,978		PepsiCo, Inc	1,079,399
375	*	Ralcorp Holdings, Inc	15,949
110		Reddy Ice Holdings, Inc	2,239
958		Reynolds American, Inc	110,457
189		Sanderson Farms, Inc	5,290
8,274		Sara Lee Corp	132,549
1,076	*	Smithfield Foods, Inc	31,021
338		Tootsie Roll Industries, Inc	9,846
300		Topps Co, Inc	2,466
323	*	TreeHouse Foods, Inc	7,716
2,559		Tyson Foods, Inc (Class A)	38,027
2,452		Wrigley (Wm.) Jr Co	111,223

		TOTAL FOOD AND KINDRED PRODUCTS	4,549,050

FOOD STORES - 0.27%
15		Arden Group, Inc (Class A)	1,698
174		Great Atlantic & Pacific Tea Co, Inc	3,953
100		Ingles Markets, Inc (Class A)	1,700
7,863		Kroger Co	171,885
327	*	Panera Bread Co (Class A)	21,987
248	*	Pantry, Inc	14,270
545	*	Pathmark Stores, Inc	5,128
431		Ruddick Corp	10,564
2,236		Supervalu, Inc	68,645
188		Weis Markets, Inc	7,746
1,532		Whole Foods Market, Inc	99,028
261	*	Wild Oats Markets, Inc	5,116

		TOTAL FOOD STORES	411,720

FORESTRY - 0.13%
834		Rayonier, Inc	31,617
2,666		Weyerhaeuser Co	165,958

		TOTAL FORESTRY	197,575

FURNITURE AND FIXTURES - 0.34%
761	*	BE Aerospace, Inc	17,396
369		Ethan Allen Interiors, Inc	13,487
642		Furniture Brands International, Inc	13,379
800		Herman Miller, Inc	20,616
668		Hillenbrand Industries, Inc	32,398
572		HNI Corp	25,940
64		Hooker Furniture Corp	1,073
400	*	Interface, Inc (Class A)	4,580
2,097		Johnson Controls, Inc	172,415
300		Kimball International, Inc (Class B)	5,913
500		La-Z-Boy, Inc	7,000
1,986		Leggett & Platt, Inc	49,610
4,322		Masco Corp	128,104
220		Sealy Corp	2,919
580	*	Select Comfort Corp	13,323
94		Stanley Furniture Co, Inc	2,253
455	*	Tempur-Pedic International, Inc	6,147
322	*	Williams Scotsman International, Inc	7,032

		TOTAL FURNITURE AND FIXTURES	523,585

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

FURNITURE AND HOMEFURNISHINGS STORES - 0.36%
3,069	*	Bed Bath & Beyond, Inc	$101,799
4,377		Best Buy Co, Inc	240,035
1,868		Circuit City Stores, Inc	50,847
227	*	Cost Plus, Inc	3,328
713	*	GameStop Corp	29,946
259	*	Guitar Center, Inc	11,518
166		Haverty Furniture Cos, Inc	2,604
364		Knoll, Inc	6,683
573	*	Mohawk Industries, Inc	40,310
1,075		Pier 1 Imports, Inc	7,503
164	*	Restoration Hardware, Inc	1,178
838		Steelcase, Inc (Class A)	13,785
228		Tuesday Morning Corp	2,998
1,054		Williams-Sonoma, Inc	35,889

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	548,423

GENERAL BUILDING CONTRACTORS - 0.36%
39	*	Avatar Holdings, Inc	2,222
477		Beazer Homes USA, Inc	21,880
139		Brookfield Homes Corp	4,580
70	*	Cavco Industries, Inc	3,111
1,320		Centex Corp	66,396
3,307		DR Horton, Inc	78,773
539	*	Hovnanian Enterprises, Inc (Class A)	16,213
857		KB Home	39,293
1,482		Lennar Corp (Class A)	65,756
279		Levitt Corp (Class A)	4,464
111		M/I Homes, Inc	3,894
200	v*	Mascotech (Escrow)	(0)
170		McGrath RentCorp	4,728
338		MDC Holdings, Inc	17,552
264	*	Meritage Homes Corp	12,474
51	*	NVR, Inc	25,054
100	*	Palm Harbor Homes, Inc	1,759
173	*	Perini Corp	3,893
2,340		Pulte Homes, Inc	67,369
506		Ryland Group, Inc	22,046
670		Standard-Pacific Corp	17,219
155		Technical Olympic USA, Inc	2,226
1,348	*	Toll Brothers, Inc	34,468
473		Walter Industries, Inc	27,268
402	*	WCI Communities, Inc	8,096

		TOTAL GENERAL BUILDING CONTRACTORS	550,734

GENERAL MERCHANDISE STORES - 1.79%
521	*	99 Cents Only Stores	5,450
1,248	*	Big Lots, Inc	21,316
797	*	BJ’s Wholesale Club, Inc	22,595
325	*	Cabela’s, Inc	6,260
547		Casey’s General Stores, Inc	13,680
100	*	Conn’s, Inc	2,655
5,126		Costco Wholesale Corp	292,848
803		Dillard’s, Inc (Class A)	25,576
3,435		Dollar General Corp	48,021

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,605		Family Dollar Stores, Inc	$39,210
5,935		Federated Department Stores, Inc	217,221
480		Fred’s, Inc	6,408
2,546		JC Penney Co, Inc	171,880
298	*	Retail Ventures, Inc	5,310
1,433		Saks, Inc	23,172
200		Stein Mart, Inc	2,960
9,447		Target Corp	461,675
4,980		TJX Cos, Inc	113,843
26,748		Wal-Mart Stores, Inc	1,288,451

		TOTAL GENERAL MERCHANDISE STORES	2,768,531

HEALTH SERVICES - 1.61%
107	*	Alliance Imaging, Inc	685
216	*	Amedisys, Inc	8,186
384	*	American Retirement Corp	12,584
2,283		AmerisourceBergen Corp	95,703
282	*	Amsurg Corp	6,416
575	*	Apria Healthcare Group, Inc	10,868
300	*	Bio-Reference Labs, Inc	6,528
184		Brookdale Senior Living, Inc	8,232
4,812		Caremark Rx, Inc	239,974
1,303		Cigna Corp	128,359
1,113	*	Community Health Systems, Inc	40,903
60	*	Corvel Corp	1,500
523	*	Covance, Inc	32,018
1,769	*	Coventry Health Care, Inc	97,189
296	*	Cross Country Healthcare, Inc	5,384
1,093	*	DaVita, Inc	54,322
713	*	Edwards Lifesciences Corp	32,392
242	*	Enzo Biochem, Inc	3,649
1,339	*	Express Scripts, Inc	96,060
344	*	Five Star Quality Care, Inc	3,808
228	*	Genesis HealthCare Corp	10,800
300	*	Genomic Health, Inc	3,531
285	*	Gentiva Health Services, Inc	4,569
4,212		HCA, Inc	181,748
2,618		Health Management Associates, Inc (Class A)	51,601
352	*	Healthways, Inc	18,529
109	*	Horizon Health Corp	2,276
402	*	Kindred Healthcare, Inc	10,452
1,357	*	Laboratory Corp of America Holdings	84,446
216		LCA-Vision, Inc	11,429
124	*	LHC Group, Inc	2,470
580	*	LifePoint Hospitals, Inc	18,635
1,018	*	Lincare Holdings, Inc	38,521
404	*	Magellan Health Services, Inc	18,305
860		Manor Care, Inc	40,351
300	*	Matria Healthcare, Inc	6,426
3,309		McKesson Corp	156,449
164	*	Medcath Corp	3,090
3,287	*	Medco Health Solutions, Inc	188,279
100		National Healthcare Corp	4,455
981	*	Nektar Therapeutics	17,992
336	*	Odyssey HealthCare, Inc	5,904
187		Option Care, Inc	2,240
514	*	Pediatrix Medical Group, Inc	23,284

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

610	*	Psychiatric Solutions, Inc	$17,483
117	*	Radiation Therapy Services, Inc	3,148
300	*	RehabCare Group, Inc	5,214
611	*	Sierra Health Services, Inc	27,513
300	*	Stereotaxis, Inc	3,237
250	*	Sun Healthcare Group, Inc	2,172
483	*	Sunrise Senior Living, Inc	13,355
183	*	Symbion, Inc	3,799
5,068	*	Tenet Healthcare Corp	35,375
969	*	Triad Hospitals, Inc	38,353
448	*	United Surgical Partners International, Inc	13,471
500		Universal Health Services, Inc (Class B)	25,130
121	*	VistaCare, Inc (Class A)	1,464
6,915	*	WellPoint, Inc	503,205

		TOTAL HEALTH SERVICES	2,483,461

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
396		Granite Construction, Inc	17,927
223	*	Matrix Service Co	2,551
97	*	Sterling Construction Co, Inc	2,677

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	23,155

HOLDING AND OTHER INVESTMENT OFFICES - 2.68%
700		Aames Investment Corp	3,493
400		Acadia Realty Trust	9,460
353	*	Affiliated Managers Group, Inc	30,672
263	*	Affordable Residential Communities	2,827
79		Agree Realty Corp	2,684
28	*	Alexander’s, Inc	7,609
270		Alexandria Real Estate Equities, Inc	23,944
1,450		Allied Capital Corp	41,716
957		AMB Property Corp	48,376
131		American Campus Communities, Inc	3,255
1,336		American Financial Realty Trust	12,932
535		American Home Mortgage Investment Corp	19,720
1,775		Annaly Mortgage Management, Inc	22,738
503		Anthracite Capital, Inc	6,116
734		Anworth Mortgage Asset Corp	6,092
1,059		Apartment Investment & Management Co (Class A)	46,014
880		Apollo Investment Corp	16,262
134		Arbor Realty Trust, Inc	3,357
2,301		Archstone-Smith Trust	117,052
367		Ashford Hospitality Trust, Inc	4,632
811		AvalonBay Communities, Inc	89,713
630		BioMed Realty Trust, Inc	18,862
1,232		Boston Properties, Inc	111,373
918		Brandywine Realty Trust	29,532
557		BRE Properties, Inc (Class A)	30,635
612		Camden Property Trust	45,013
241		Capital Lease Funding, Inc	2,750
47		Capital Southwest Corp	4,909
200		Capital Trust, Inc	7,124
603		CarrAmerica Realty Corp	26,864
698		CBL & Associates Properties, Inc	27,173
400		Cedar Shopping Centers, Inc	5,888
65		CentraCore Properties Trust	1,609
65		Cherokee, Inc	2,688

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

487		Colonial Properties Trust	$24,058
364		Corporate Office Properties Trust	15,317
426		Cousins Properties, Inc	13,176
820		Crescent Real Estate Equities Co	15,219
560		Deerfield Triarc Capital Corp	7,269
1,155		Developers Diversified Realty Corp	60,268
699		DiamondRock Hospitality Co	10,352
200		Digital Realty Trust, Inc	4,938
1,539		Duke Realty Corp	54,096
231		EastGroup Properties, Inc	10,783
231		Education Realty Trust, Inc	3,846
32	*	Enstar Group, Inc	2,950
300		Entertainment Properties Trust	12,915
587		Equity Inns, Inc	9,721
238		Equity Lifestyle Properties, Inc	10,432
4,187		Equity Office Properties Trust	152,867
415		Equity One, Inc	8,674
3,130		Equity Residential	140,005
332		Essex Property Trust, Inc	37,071
630		Extra Space Storage, Inc	10,231
570		Federal Realty Investment Trust	39,900
628		FelCor Lodging Trust, Inc	13,653
516		Fieldstone Investment Corp	4,727
500		First Industrial Realty Trust, Inc	18,970
172		First Potomac Realty Trust	5,124
538		Franklin Street Properties Corp	10,588
1,402		Friedman Billings Ramsey Group, Inc	15,380
1,875		General Growth Properties, Inc	84,488
164		Getty Realty Corp	4,664
81		Gladstone Capital Corp	1,733
200		Gladstone Investment Corp	3,000
344		Glenborough Realty Trust, Inc	7,410
511		Glimcher Realty Trust	12,678
158		Global Signal, Inc	7,319
300		GMH Communities Trust	3,954
143		Gramercy Capital Corp	3,704
400		Harris & Harris Group, Inc	4,416
1,524		Health Care Property Investors, Inc	40,752
674		Health Care REIT, Inc	23,556
605		Healthcare Realty Trust, Inc	19,269
365		Heritage Property Investment Trust	12,746
298		Hersha Hospitality Trust	2,768
768		Highland Hospitality Corp	10,813
629		Highwoods Properties, Inc	22,757
387		Home Properties, Inc	21,482
800		HomeBanc Corp	6,352
784		Hospitality Properties Trust	34,433
5,552		Host Marriott Corp	121,422
2,100		HRPT Properties Trust	24,276
1		Hugoton Royalty Trust	30
862		IMPAC Mortgage Holdings, Inc	9,637
710		Inland Real Estate Corp	10,565
450		Innkeepers U.S.A. Trust	7,776
678		Investors Real Estate Trust	6,122
1,231		iStar Financial, Inc	46,470
140		JER Investors Trust, Inc	2,177
348		Kilroy Realty Corp	25,143

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES	COMPANY	VALUE

2,301	Kimco Realty Corp	$83,963
205	Kite Realty Group Trust	3,196
873	KKR Financial Corp	18,167
388	LaSalle Hotel Properties	17,964
576	Lexington Corporate Properties Trust	12,442
1,000	Liberty Property Trust	44,200
249	LTC Properties, Inc	5,565
388	Luminent Mortgage Capital, Inc	3,593
781	Macerich Co	54,826
688	Mack-Cali Realty Corp	31,593
361	Maguire Properties, Inc	12,696
430	Medical Properties Trust, Inc	4,747
808	MFA Mortgage Investments, Inc	5,559
261	Mid-America Apartment Communities, Inc	14,551
593	Mills Corp	15,863
400	MortgageIT Holdings, Inc	4,824
200	National Health Investors, Inc	5,378
622	National Retail Properties, Inc	12,409
800	Nationwide Health Properties, Inc	18,008
537	New Century Financial Corp	24,568
1,216	New Plan Excel Realty Trust	30,023
463	Newcastle Investment Corp	11,723
200	Newkirk Realty Trust, Inc	3,472
300	NorthStar Realty Finance Corp	3,603
357	Novastar Financial, Inc	11,285
2,882	NTL, Inc	71,762
493	Omega Healthcare Investors, Inc	6,517
468	Pan Pacific Retail Properties, Inc	32,465
149	Parkway Properties, Inc	6,780
385	Pennsylvania Real Estate Investment Trust	15,542
2,070	Plum Creek Timber Co, Inc	73,485
500	Post Properties, Inc	22,670
513	Potlatch Corp	19,366
2,643	Prologis	137,753
235	PS Business Parks, Inc	13,865
898	Public Storage, Inc	68,158
298	RAIT Investment Trust	8,702
113	Ramco-Gershenson Properties	3,043
900	Realty Income Corp	19,710
863	Reckson Associates Realty Corp	35,711
209	Redwood Trust, Inc	10,205
757	Regency Centers Corp	47,047
270	Republic Property Trust	2,668
200	Saul Centers, Inc	8,156
712	Saxon Capital, Inc	8,145
630	Senior Housing Properties Trust	11,283
533	Shurgard Storage Centers, Inc (Class A)	33,312
2,404	Simon Property Group, Inc	199,388
192	Sizeler Property Investors, Inc	3,084
470	SL Green Realty Corp	51,451
187	Sovran Self Storage, Inc	9,498
1,500	SPDR Trust Series 1	190,920
715	Spirit Finance Corp	8,051
798	Strategic Hotel Capital, Inc	16,550
236	Sun Communities, Inc	7,677
631	Sunstone Hotel Investors, Inc	18,337
290	Tanger Factory Outlet Centers, Inc	9,387

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

106		Tarragon Corp	$1,468
574		Taubman Centers, Inc	23,477
1,225		Thornburg Mortgage, Inc	34,141
1,068		Trizec Properties, Inc	30,587
620		Trustreet Properties, Inc	8,178
1,487		United Dominion Realty Trust, Inc	41,651
200		Universal Health Realty Income Trust	6,270
213		Urstadt Biddle Properties, Inc (Class A)	3,470
499		U-Store-It Trust	9,411
1,100		Ventas, Inc	37,268
1,329		Vornado Realty Trust	129,644
444		Washington Real Estate Investment Trust	16,295
842		Weingarten Realty Investors	32,232
221		Windrose Medical Properties Trust	3,227
400		Winston Hotels, Inc	4,900

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,134,651

HOTELS AND OTHER LODGING PLACES - 0.51%
226		Ameristar Casinos, Inc	4,396
370	*	Aztar Corp	19,225
459	*	Bluegreen Corp	5,260
447		Boyd Gaming Corp	18,041
370		Choice Hotels International, Inc	22,422
424	*	Gaylord Entertainment Co	18,503
300	*	Great Wolf Resorts, Inc	3,603
4,183		Hilton Hotels Corp	118,295
162	*	Isle of Capri Casinos, Inc	4,155
1,510	*	Las Vegas Sands Corp	117,569
300	*	Lodgian, Inc	4,275
200		Marcus Corp	4,176
3,740		Marriott International, Inc (Class A)	142,569
1,316	*	MGM Mirage	53,693
200	*	Monarch Casino & Resort, Inc	5,624
190	*	Morgans Hotel Group Co	2,956
200	*	Riviera Holdings Corp	4,040
2,333		Starwood Hotels & Resorts Worldwide, Inc	140,773
589		Station Casinos, Inc	40,099
303	*	Trump Entertainment Resorts, Inc	6,105
378	*	Vail Resorts, Inc	14,024
506	*	Wynn Resorts Ltd	37,090

		TOTAL HOTELS AND OTHER LODGING PLACES	786,893

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.33%
8,203		3M Co	662,556
86		Aaon, Inc	2,207
282		Actuant Corp	14,086
652	*	Advanced Digital Information Corp	7,674
961	*	AGCO Corp	25,294
301		Albany International Corp (Class A)	12,759
1,937		American Standard Cos, Inc	83,814
9,253	*	Apple Computer, Inc	528,531
17,069		Applied Materials, Inc	277,883
200	*	Astec Industries, Inc	6,824
140	*	ASV, Inc	3,226
800	*	Asyst Technologies, Inc	6,024
900	*	Axcelis Technologies, Inc	5,310
839		Black & Decker Corp	70,862

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

243		Black Box Corp	$9,314
315	*	Blount International, Inc	3,786
547		Briggs & Stratton Corp	17,017
693	*	Brooks Automation, Inc	8,177
300		Bucyrus International, Inc (Class A)	15,150
1,292	*	Cameron International Corp	61,719
339		Carlisle Cos, Inc	26,883
126		Cascade Corp	4,983
7,284		Caterpillar, Inc	542,512
638		CDW Corp	34,867
1,000	*	Cirrus Logic, Inc	8,140
196	*	Columbus McKinnon Corp	4,261
491		Cummins, Inc	60,025
500		Curtiss-Wright Corp	15,440
400	*	Cymer, Inc	18,584
2,552		Deere & Co	213,066
25,116	*	Dell, Inc	613,082
772		Diebold, Inc	31,359
818		Donaldson Co, Inc	27,706
2,253		Dover Corp	111,366
338	*	Dresser-Rand Group, Inc	7,936
159	*	Dril-Quip, Inc	13,108
1,646		Eaton Corp	124,108
630	*	Electronics for Imaging, Inc	13,154
25,916	*	EMC Corp	284,299
1,000	*	Emulex Corp	16,270
215	*	EnPro Industries, Inc	7,224
1,363	*	Entegris, Inc	12,989
1,016	*	Extreme Networks, Inc	4,227
131	*	Fargo Electronics, Inc	3,326
381	*	Flow International Corp	5,361
584	*	Flowserve Corp	33,230
715	*	FMC Technologies, Inc	48,234
530	*	Gardner Denver, Inc	20,405
2,668	*	Gateway, Inc	5,069
106	*	Gehl Co	2,706
256	*	Global Imaging Systems, Inc	10,568
254	*	Goodman Global, Inc	3,856
125		Gorman-Rupp Co	3,325
771		Graco, Inc	35,451
1,415	*	Grant Prideco, Inc	63,321
30,652		Hewlett-Packard Co	971,055
201	*	Hydril	15,783
533		IDEX Corp	25,158
515	*	Intermec, Inc	11,814
16,866		International Business Machines Corp	1,295,646
3,710		International Game Technology	140,757
278	*	Intevac, Inc	6,027
1,988		Jabil Circuit, Inc	50,893
1,373		Joy Global, Inc	71,520
85	*	Kadant, Inc	1,955
300		Kaydon Corp	11,193
458		Kennametal, Inc	28,510
348	*	Komag, Inc	16,071
400	*	Kulicke & Soffa Industries, Inc	2,964
1,500	*	Lam Research Corp	69,930
111	*	LB Foster Co	2,694

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

657		Lennox International, Inc	$17,397
1,176	*	Lexmark International, Inc	65,656
100		Lindsay Manufacturing Co	2,712
200		Lufkin Industries, Inc	11,886
696		Manitowoc Co, Inc	30,972
400	*	Micros Systems, Inc	17,472
47	*	Middleby Corp	4,068
500		Modine Manufacturing Co	11,680
66		Nacco Industries, Inc (Class A)	9,069
158	*	NATCO Group, Inc	6,352
400	*	Netgear, Inc	8,660
100		NN, Inc	1,235
282		Nordson Corp	13,869
540	*	Oil States International, Inc	18,511
1,385		Pall Corp	38,780
888	*	Palm, Inc	14,297
1,331		Parker Hannifin Corp	103,286
448	*	Paxar Corp	9,215
300	*	ProQuest Co	3,687
1,916	*	Quantum Corp	5,020
301	*	Rackable Systems, Inc	11,886
200	*	RBC Bearings, Inc	4,540
78		Robbins & Myers, Inc	2,039
1,980		Rockwell Automation, Inc	142,580
1,316	*	Safeguard Scientifics, Inc	2,843
2,091	*	SanDisk Corp	106,599
200		Sauer-Danfoss, Inc	5,084
266	*	Scansource, Inc	7,799
702	*	Scientific Games Corp (Class A)	25,005
100	*	Semitool, Inc	902
240	*	Sigma Designs, Inc	2,263
2,320		Smith International, Inc	103,170
10,117	*	Solectron Corp	34,600
687		SPX Corp	38,438
100		Standex International Corp	3,035
884		Stanley Works	41,742
2,550		Symbol Technologies, Inc	27,514
139	*	Tecumseh Products Co (Class A)	2,669
100		Tennant Co	5,028
522	*	Terex Corp	51,521
918		Timken Co	30,762
514		Toro Co	24,004
138	*	TurboChef Technologies, Inc	1,535
200	*	Ultratech, Inc	3,148
1,402	*	Varian Medical Systems, Inc	66,385
423	*	VeriFone Holdings, Inc	12,893
303		Watsco, Inc	18,125
2,475	*	Western Digital Corp	49,030
371		Woodward Governor Co	11,319
762	*	Zebra Technologies Corp (Class A)	26,030

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,230,936

INSTRUMENTS AND RELATED PRODUCTS - 4.08%
186	*	Abaxis, Inc	4,161
400	*	Abiomed, Inc	5,188
200	*	ADE Corp	6,498
746	*	Advanced Medical Optics, Inc	37,822

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

766	*	Affymetrix, Inc	$19,610
4,727	*	Agilent Technologies, Inc	149,184
700	*	Align Technology, Inc	5,173
1,665		Allergan, Inc	178,588
728	*	American Medical Systems Holdings, Inc	12,121
87	*	American Science & Engineering, Inc	5,039
150		Analogic Corp	6,992
200	*	Anaren, Inc	4,098
131	*	Angiodynamics, Inc	3,544
2,057		Applera Corp (Applied Biosystems Group)	66,544
94	*	Argon ST, Inc	2,503
272		Arrow International, Inc	8,941
300	*	Arthrocare Corp	12,603
200	*	Aspect Medical Systems, Inc	3,488
116		Badger Meter, Inc	3,132
1,132		Bard (C.R.), Inc	82,930
605		Bausch & Lomb, Inc	29,669
7,125		Baxter International, Inc	261,915
655		Beckman Coulter, Inc	36,385
2,691		Becton Dickinson & Co	164,501
2,677		Biomet, Inc	83,763
208	*	Bio-Rad Laboratories, Inc (Class A)	13,508
178	*	Biosite, Inc	8,127
13,441	*	Boston Scientific Corp	226,346
104	*	Bruker BioSciences Corp	557
362	*	Candela Corp	5,741
609	*	Cepheid, Inc	5,913
298	*	Cerus Corp	2,125
151		CNS, Inc	3,700
324	*	Coherent, Inc	10,929
200		Cohu, Inc	3,510
450	*	Conmed Corp	9,315
464		Cooper Cos, Inc	20,551
1,023	*	Credence Systems Corp	3,581
200	*	Cyberonics, Inc	4,264
2,592		Danaher Corp	166,717
100		Datascope Corp	3,084
897		Dentsply International, Inc	54,358
392	*	Depomed, Inc	2,301
284	*	Dionex Corp	15,523
190	*	DJ Orthopedics, Inc	6,998
478		DRS Technologies, Inc	23,303
3,037		Eastman Kodak Co	72,220
137		EDO Corp	3,335
911	*	Encore Medical Corp	4,382
270	*	ESCO Technologies, Inc	14,432
266	*	Esterline Technologies Corp	11,063
160	*	ev3, Inc	2,370
81	*	Excel Technology, Inc	2,424
177	*	FEI Co	4,014
1,341	*	Fisher Scientific International, Inc	97,960
768	*	Flir Systems, Inc	16,942
497	*	Formfactor, Inc	22,181
469	*	Fossil, Inc	8,447
145	*	Foxhollow Technologies, Inc	3,961
272	*	Haemonetics Corp	12,651
360	*	HealthTronics, Inc	2,754

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

219	*	Herley Industries, Inc	$2,455
504	*	Hologic, Inc	24,877
111	*	ICU Medical, Inc	4,689
193	*	I-Flow Corp	2,088
200	*	II-VI, Inc	3,660
383	*	Illumina, Inc	11,360
900	*	Input/Output, Inc	8,505
159	*	Integra LifeSciences Holdings Corp	6,171
388	*	Intermagnetics General Corp	10,468
139	*	Intralase Corp	2,327
437	*	Intuitive Surgical, Inc	51,553
316		Invacare Corp	7,862
400	*	Ionatron, Inc	2,540
170	*	IRIS International, Inc	2,237
304	*	Itron, Inc	18,015
345	*	Ixia	3,105
32,212		Johnson & Johnson	1,930,143
66	*	Kensey Nash Corp	1,947
2,162		Kla-Tencor Corp	89,874
731	*	Kopin Corp	2,639
479	*	Kyphon, Inc	18,374
211	*	Laserscope	6,501
522	*	LTX Corp	3,659
114	*	Measurement Specialties, Inc	2,539
98	*	Medical Action Industries, Inc	2,165
13,132		Medtronic, Inc	616,153
409		Mentor Corp	17,792
187	*	Merit Medical Systems, Inc	2,573
471	*	Mettler-Toledo International, Inc	28,528
550	*	Millipore Corp	34,645
300		Mine Safety Appliances Co	12,060
429	*	MKS Instruments, Inc	8,631
180	*	Molecular Devices Corp	5,501
200		Movado Group, Inc	4,590
282	*	Wright Medical Group, Inc	5,902
221		MTS Systems Corp	8,732
650		National Instruments Corp	17,810
200	*	Natus Medical, Inc	1,978
100	*	Neurometrix, Inc	3,046
407	*	Newport Corp	6,561
360	*	NuVasive, Inc	6,563
200		Oakley, Inc	3,370
42	*	OYO Geospace Corp	2,399
200	*	Palomar Medical Technologies, Inc	9,126
1,291		PerkinElmer, Inc	26,982
200	*	Photon Dynamics, Inc	2,504
2,470		Pitney Bowes, Inc	102,011
306		PolyMedica Corp	11,004
828	*	Resmed, Inc	38,875
764	*	Respironics, Inc	26,144
162	*	Rofin-Sinar Technologies, Inc	9,310
988		Roper Industries, Inc	46,189
351	*	Rudolph Technologies, Inc	5,089
561	*	Sirf Technology Holdings, Inc	18,075
182		Sirona Dental Systems, Inc	7,211
326	*	Sonic Solutions, Inc	5,379
150	*	SonoSite, Inc	5,856

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

330	*	Spectranetics Corp	$3,538
3,940	*	St. Jude Medical, Inc	127,735
800		STERIS Corp	18,288
3,286		Stryker Corp	138,373
376	*	Symmetry Medical, Inc	5,790
450	*	Techne Corp	22,914
993		Tektronix, Inc	29,214
385	*	Teledyne Technologies, Inc	12,613
2,014	*	Teradyne, Inc	28,055
1,728	*	Thermo Electron Corp	62,623
800	*	ThermoGenesis Corp	3,296
483	*	Thoratec Corp	6,699
594	*	Trimble Navigation Ltd	26,516
200	*	TriPath Imaging, Inc	1,324
100		United Industrial Corp	4,525
396	*	Varian, Inc	16,438
262	*	Veeco Instruments, Inc	6,246
328	*	Ventana Medical Systems, Inc	15,475
404	*	Viasys Healthcare, Inc	10,342
320	*	Viisage Technology, Inc	4,851
200	*	Vital Images, Inc	4,940
61		Vital Signs, Inc	3,021
1,178	*	Waters Corp	52,303
10,240	*	Xerox Corp	142,438
300		X-Rite, Inc	3,297
43		Young Innovations, Inc	1,515
2,700	*	Zimmer Holdings, Inc	153,144
100	*	Zoll Medical Corp	3,276
198	*	Zygo Corp	3,245

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,296,355

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
3,460		AON Corp	120,477
1,188		Brown & Brown, Inc	34,713
200		Clark, Inc	2,640
245		Crawford & Co (Class B)	1,759
1,000		Gallagher (Arthur J.) & Co	25,340
3,316		Hartford Financial Services Group, Inc	280,534
394		Hilb Rogal & Hobbs Co	14,684
97	*	James River Group, Inc	2,415
5,936		Marsh & McLennan Cos, Inc	159,619
378		National Financial Partners Corp	16,749
600	*	USI Holdings Corp	8,046

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	666,976

INSURANCE CARRIERS - 4.54%
300		21st Century Insurance Group	4,320
6,168		Aetna, Inc	246,288
5,425		Aflac, Inc	251,449
321		Alfa Corp	5,316
53	*	Alleghany Corp	14,647
6,913		Allstate Corp	378,348
1,149		Ambac Financial Group, Inc	93,184
400		American Equity Investment Life Holding Co	4,264
619		American Financial Group, Inc	26,555
23,963		American International Group, Inc	1,415,015
143		American National Insurance Co	18,550

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

87	*	American Physicians Capital, Inc	$4,575
539	*	AMERIGROUP Corp	16,731
418		AmerUs Group Co	24,474
400	*	Argonaut Group, Inc	12,016
1,403		Assurant, Inc	67,905
125		Baldwin & Lyons, Inc (Class B)	3,187
161		Bristol West Holdings, Inc	2,576
444	*	Centene Corp	10,447
4,514		Chubb Corp	225,249
1,693		Cincinnati Financial Corp	79,588
303	*	CNA Financial Corp	9,987
100	*	CNA Surety Corp	1,728
556		Commerce Group, Inc	16,424
1,557	*	Conseco, Inc	35,967
394		Delphi Financial Group, Inc (Class A)	14,326
168		Direct General Corp	2,843
143		Donegal Group, Inc	2,776
583		Erie Indemnity Co (Class A)	30,316
79		FBL Financial Group, Inc (Class A)	2,560
1,901		Fidelity National Financial, Inc	74,044
300		Fidelity National Title Group, Inc	5,901
180	*	First Acceptance Corp	2,120
914		First American Corp	38,635
210	*	Fpic Insurance Group, Inc	8,138
4,777		Genworth Financial, Inc	166,431
68		Great American Financial Resources, Inc	1,423
600		Hanover Insurance Group, Inc	28,476
206		Harleysville Group, Inc	6,534
1,158		HCC Insurance Holdings, Inc	34,092
1,275	*	Health Net, Inc	57,592
276	*	HealthExtras, Inc	8,341
320	*	Healthspring, Inc	6,000
467		Horace Mann Educators Corp	7,916
1,774	*	Humana, Inc	95,264
205		Infinity Property & Casualty Corp	8,405
77		Kansas City Life Insurance Co	3,247
200		LandAmerica Financial Group, Inc	12,920
1,742		Leucadia National Corp	50,849
3,060		Lincoln National Corp	172,706
4,843		Loews Corp	171,684
104	*	Markel Corp	36,088
1,466		MBIA, Inc	85,834
288		Mercury General Corp	16,235
4,792		Metlife, Inc	245,398
952		MGIC Investment Corp	61,880
70		Midland Co	2,659
110	*	Molina Healthcare, Inc	4,185
173		National Interstate Corp	4,692
19		National Western Life Insurance Co (Class A)	4,553
590		Nationwide Financial Services, Inc (Class A)	26,007
117	*	Navigators Group, Inc	5,127
154		Odyssey Re Holdings Corp	4,058
652		Ohio Casualty Corp	19,384
2,437		Old Republic International Corp	52,079
609	*	Philadelphia Consolidated Holding Co	18,489
1,122		Phoenix Cos, Inc	15,798
400	*	PMA Capital Corp (Class A)	4,120

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

973		PMI Group, Inc	$43,376
200		Presidential Life Corp	4,916
3,094		Principal Financial Group	172,181
338	*	ProAssurance Corp	16,285
8,515		Progressive Corp	218,921
737		Protective Life Corp	34,359
5,353		Prudential Financial, Inc	415,928
910		Radian Group, Inc	56,220
310		Reinsurance Group Of America, Inc	15,236
200		RLI Corp	9,636
1,297		Safeco Corp	73,086
200		Safety Insurance Group, Inc	9,510
109	*	SCPIE Holdings, Inc	2,534
169	*	SeaBright Insurance Holdings, Inc	2,723
328		Selective Insurance Group, Inc	18,325
7,361		St. Paul Travelers Cos, Inc	328,153
648		Stancorp Financial Group, Inc	32,990
200		State Auto Financial Corp	6,508
200		Stewart Information Services Corp	7,262
1,092		Torchmark Corp	66,306
176		Tower Group, Inc	5,324
312		Transatlantic Holdings, Inc	17,441
173	*	Triad Guaranty, Inc	8,456
234		United Fire & Casualty Co	7,050
14,654		UnitedHealth Group, Inc	656,206
500		Unitrin, Inc	21,795
417	*	Universal American Financial Corp	5,484
3,132		UnumProvident Corp	56,783
356	*	WellCare Health Plans, Inc	17,462
20		Wesco Financial Corp	7,620
1,705		W.R. Berkley Corp	58,192
401		Zenith National Insurance Corp	15,908

		TOTAL INSURANCE CARRIERS	7,001,091

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
407	*	Corrections Corp of America	21,547
100	*	Geo Group, Inc	3,505

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	25,052

LEATHER AND LEATHER PRODUCTS - 0.12%
4,188	*	Coach, Inc	125,221
200	*	CROCS, Inc	5,030
200	*	Genesco, Inc	6,774
385	*	Iconix Brand Group, Inc	6,291
150		Steven Madden Ltd	4,443
558	*	Timberland Co (Class A)	14,564
60		Weyco Group, Inc	1,393
600		Wolverine World Wide, Inc	13,998

		TOTAL LEATHER AND LEATHER PRODUCTS	177,714

LEGAL SERVICES - 0.01%
452	*	FTI Consulting, Inc	12,100
154		Pre-Paid Legal Services, Inc	5,313

		TOTAL LEGAL SERVICES	17,413

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,104		Laidlaw International, Inc	27,821

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	27,821

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

LUMBER AND WOOD PRODUCTS - 0.04%
80		American Woodmark Corp	$2,803
749	*	Champion Enterprises, Inc	8,269
100		Deltic Timber Corp	5,637
1,157		Louisiana-Pacific Corp	25,338
100		Skyline Corp	4,278
200		Universal Forest Products, Inc	12,546

		TOTAL LUMBER AND WOOD PRODUCTS	58,871

METAL MINING - 0.39%
274		Cleveland-Cliffs, Inc	21,725
3,160	*	Coeur d’Alene Mines Corp	15,200
2,049		Freeport-McMoRan Copper & Gold, Inc (Class A)	113,535
1,552	*	Hecla Mining Co	8,148
4,544		Newmont Mining Corp	240,514
2,198		Phelps Dodge Corp	180,588
168		Royal Gold, Inc	4,674
110		Southern Copper Corp	9,804
345	*	Stillwater Mining Co	4,375

		TOTAL METAL MINING	598,563

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
300		Blyth, Inc	5,538
806		Callaway Golf Co	10,470
423		Daktronics, Inc	12,212
1,594		Fortune Brands, Inc	113,190
1,875		Hasbro, Inc	33,956
1,200	*	Identix, Inc	8,388
211	*	Jakks Pacific, Inc	4,239
506	*	K2, Inc	5,536
4,259		Mattel, Inc	70,316
275		Nautilus, Inc	4,320
538	*	Progressive Gaming International Corp	4,196
191	*	RC2 Corp	7,384
100	*	Russ Berrie & Co, Inc	1,226
393	*	Shuffle Master, Inc	12,883
100	*	Steinway Musical Instruments, Inc	2,452
529		Yankee Candle Co, Inc	13,230

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	309,536

MISCELLANEOUS RETAIL - 1.20%
198	*	1-800-FLOWERS.COM, Inc (Class A)	1,142
110	*	AC Moore Arts & Crafts, Inc	1,794
3,395	*	Amazon.com, Inc	131,319
565		Barnes & Noble, Inc	20,623
334		Big 5 Sporting Goods Corp	6,513
158	*	Blue Nile, Inc	5,081
155		Books-A-Million, Inc	2,585
792		Borders Group, Inc	14,620
200	*	Build-A-Bear Workshop, Inc	4,302
400		Cash America International, Inc	12,800
558	*	CKX, Inc	7,572
557	*	Coldwater Creek, Inc	14,905
8,912		CVS Corp	273,598
137	*	dELiA*s, Inc	1,107

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

368	*	Dick’s Sporting Goods, Inc	$14,573
1,155	*	Dollar Tree Stores, Inc	30,608
1,133	*	Drugstore.com, Inc	3,286
131	*	Ezcorp, Inc	4,937
324	*	GSI Commerce, Inc	4,384
373	*	Hibbett Sporting Goods, Inc	8,915
300		Longs Drug Stores Corp	13,686
1,486		Michaels Stores, Inc	61,283
491		MSC Industrial Direct Co (Class A)	23,357
333	*	Nutri/System, Inc	20,689
3,240	*	Office Depot, Inc	123,120
769		OfficeMax, Inc	31,337
93	*	Overstock.com, Inc	1,977
611	*	Petco Animal Supplies, Inc	12,483
1,575		Petsmart, Inc	40,320
254	*	Priceline.com, Inc	7,584
5,731	*	Rite Aid Corp	24,299
954	*	Sears Holdings Corp	147,717
79	*	Sportsman’s Guide, Inc	2,410
192	*	Stamps.com, Inc	5,341
7,922		Staples, Inc	192,663
1,527		Tiffany & Co	50,422
180	*	Valuevision International, Inc (Class A)	1,985
10,991		Walgreen Co	492,836
362		World Fuel Services Corp	16,540
490	*	Zale Corp	11,804
100	*	Zumiez, Inc	3,757

		TOTAL MISCELLANEOUS RETAIL	1,850,274

MOTION PICTURES - 1.37%
466	*	Avid Technology, Inc	15,532
1,979	*	Blockbuster, Inc (Class A)	9,855
100		Carmike Cinemas, Inc	2,108
3,011	*	Discovery Holding Co (Class A)	44,051
428	*	DreamWorks Animation SKG, Inc (Class A)	9,801
171	*	Gaiam, Inc	2,397
524	*	Macrovision Corp	11,276
25,166		News Corp (Class A)	482,684
687		Regal Entertainment Group (Class A)	13,960
45,887		Time Warner, Inc	793,845
940	*	Time Warner Telecom, Inc (Class A)	13,959
23,808		Walt Disney Co	714,240

		TOTAL MOTION PICTURES	2,113,708

NONDEPOSITORY INSTITUTIONS - 1.75%
163	*	Accredited Home Lenders Holding Co	7,793
700		Advance America Cash Advance Centers, Inc	12,278
199		Advanta Corp (Class B)	7,154
1,546		American Capital Strategies Ltd	51,760
11,771		American Express Co	626,453
1,465	*	AmeriCredit Corp	40,903
410		Ares Capital Corp	6,941
111		Asta Funding, Inc	4,157
3,288		Capital One Financial Corp	280,960
964		CapitalSource, Inc	22,615
555		CharterMac	10,384
2,151		CIT Group, Inc	112,476

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

218	*	CompuCredit Corp	$8,380
6,525		Countrywide Financial Corp	248,472
104	*	Credit Acceptance Corp	2,823
859		Doral Financial Corp	5,506
10,554		Fannie Mae	507,647
160		Federal Agricultural Mortgage Corp (Class C)	4,432
274		Financial Federal Corp	7,620
250	*	First Cash Financial Services, Inc	4,938
331		First Marblehead Corp	18,847
7,528		Freddie Mac	429,171
499	*	INVESTools, Inc	3,962
505		MCG Capital Corp	8,030
200	*	Nelnet, Inc	8,110
300		NGP Capital Resources Co	4,389
300	*	Ocwen Financial Corp	3,813
4,471		SLM Corp	236,605
42		Student Loan Corp	8,484
200		Technology Investment Capital Corp	2,930
109	*	United PanAm Financial Corp	3,314
199	*	World Acceptance Corp	7,068

		TOTAL NONDEPOSITORY INSTITUTIONS	2,708,415

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
200		AMCOL International Corp	5,270
350		Compass Minerals International, Inc	8,733
495		Florida Rock Industries, Inc	24,587
1,088		Vulcan Materials Co	84,864

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	123,454

OIL AND GAS EXTRACTION - 2.41%
4,989		Anadarko Petroleum Corp	237,925
3,592		Apache Corp	245,154
117	*	Arena Resources, Inc	4,012
252	*	Atlas America, Inc	11,292
191	*	ATP Oil & Gas Corp	8,009
282	*	Atwood Oceanics, Inc	13,987
727	*	Aurora Oil & Gas Corp	2,908
3,683		Baker Hughes, Inc	301,454
130	*	Basic Energy Services, Inc	3,974
400		Berry Petroleum Co (Class A)	13,260
310	*	Bill Barrett Corp	9,179
3,522		BJ Services Co	131,230
184	*	Bois d’Arc Energy, Inc	3,030
400	*	Brigham Exploration Co	3,164
200	*	Bronco Drilling Co, Inc	4,178
525		Cabot Oil & Gas Corp (Class A)	25,725
230	*	Callon Petroleum Co	4,448
202	*	Carrizo Oil & Gas, Inc	6,325
564	*	Cheniere Energy, Inc	21,996
3,747		Chesapeake Energy Corp	113,347
900		Cimarex Energy Co	38,700
100	*	Clayton Williams Energy, Inc	3,454
303	*	CNX Gas Corp	9,090
284	*	Complete Production Services, Inc	6,714
432	*	Comstock Resources, Inc	12,900
80	*	Dawson Geophysical Co	2,462
399		Delta & Pine Land Co	11,731

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

500	*	Delta Petroleum Corp	$8,565
1,296	*	Denbury Resources, Inc	41,044
4,785		Devon Energy Corp	289,062
630		Diamond Offshore Drilling, Inc	52,876
300	*	Edge Petroleum Corp	5,994
520	*	Encore Acquisition Co	13,952
464	*	Energy Partners Ltd	8,793
1,653		ENSCO International, Inc	76,071
1,290		Equitable Resources, Inc	43,215
420	*	EXCO Resources, Inc	4,788
311	*	Exploration Co of Delaware, Inc	3,315
559	*	Forest Oil Corp	18,536
1,187	*	Gasco Energy, Inc	5,282
900	*	Global Industries Ltd	15,030
87	*	GMX Resources, Inc	2,690
111	*	Goodrich Petroleum Corp	3,151
2,200	*	Grey Wolf, Inc	16,940
5,616		Halliburton Co	416,763
1,111	*	Hanover Compressor Co	20,865
318	*	Harvest Natural Resources, Inc	4,306
856	*	Helix Energy Solutions Group, Inc	34,548
586		Helmerich & Payne, Inc	35,312
200	*	Hercules Offshore, Inc	7,000
291	*	Houston Exploration Co	17,806
607	*	KCS Energy, Inc	18,028
793	*	Mariner Energy, Inc	14,567
254	*	McMoRan Exploration Co	4,470
910	*	Meridian Resource Corp	3,185
173	*	Metretek Technologies, Inc	2,972
1,914	*	National Oilwell Varco, Inc	121,194
1,371	*	Newfield Exploration Co	67,097
1,000	*	Newpark Resources, Inc	6,150
1,948		Noble Energy, Inc	91,283
548	*	Oceaneering International, Inc	25,126
522	*	Parallel Petroleum Corp	12,899
1,200	*	Parker Drilling Co	8,616
1,800		Patterson-UTI Energy, Inc	50,958
556	*	PetroHawk Energy Corp	7,006
165	*	Petroleum Development Corp	6,221
435	*	Petroquest Energy, Inc	5,342
452	*	Pioneer Drilling Co	6,979
1,444		Pioneer Natural Resources Co	67,016
819	*	Plains Exploration & Production Co	33,202
664		Pogo Producing Co	30,610
1,760	*	Pride International, Inc	54,965
209	*	Quest Resource Corp	2,832
679	*	Quicksilver Resources, Inc	24,994
1,430		Range Resources Corp	38,882
315	*	Remington Oil & Gas Corp	13,851
607	*	Rosetta Resources, Inc	10,088
1,179		Rowan Cos, Inc	41,961
225		RPC, Inc	5,463
245	*	SEACOR Holdings, Inc	20,115
1,884	*	Southwestern Energy Co	58,705
600		St. Mary Land & Exploration Co	24,150
296	*	Stone Energy Corp	13,779
373	*	Sulphco, Inc	2,671

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

821	*	Superior Energy Services	$27,832
70	*	Superior Well Services, Inc	1,743
270	*	Swift Energy Co	11,591
391	*	Syntroleum Corp	2,373
810	*	Tetra Technologies, Inc	24,535
665		Tidewater, Inc	32,718
672		Todco	27,451
248	*	Toreador Resources Corp	6,976
754	*	Transmeridian Exploration, Inc	4,298
500	*	Transmontaigne, Inc	5,605
127	*	Trico Marine Services, Inc	4,318
300	*	Union Drilling, Inc	4,458
486	*	Unit Corp	27,649
621	*	Vaalco Energy, Inc	6,061
350	*	Veritas DGC, Inc	18,053
136		W&T Offshore, Inc	5,289
580	*	Warren Resources, Inc	8,329
104	*	Warrior Energy Service Corp	2,530
347	*	W-H Energy Services, Inc	17,638
413	*	Whiting Petroleum Corp	17,292
3,962		XTO Energy, Inc	175,398

		TOTAL OIL AND GAS EXTRACTION	3,723,066

PAPER AND ALLIED PRODUCTS - 0.52%
1,090		Bemis Co	33,376
591		Bowater, Inc	13,445
600	*	Buckeye Technologies, Inc	4,584
200	*	Caraustar Industries, Inc	1,800
676	*	Cenveo, Inc	12,134
151		Chesapeake Corp	2,478
397		Glatfelter	6,300
556	*	Graphic Packaging Corp	2,107
166		Greif, Inc (Class A)	12,443
5,432		International Paper Co	175,454
5,001		Kimberly-Clark Corp	308,562
500		Longview Fibre Co	9,545
2,052		MeadWestvaco Corp	57,312
500	*	Mercer International, Inc	4,340
162		Neenah Paper, Inc	4,933
886		Packaging Corp of America	19,510
424	*	Playtex Products, Inc	4,422
390		Rock-Tenn Co (Class A)	6,221
136		Schweitzer-Mauduit International, Inc	2,944
2,686	*	Smurfit-Stone Container Corp	29,385
1,093		Sonoco Products Co	34,593
1,238		Temple-Inland, Inc	53,073
334		Wausau Paper Corp	4,158

		TOTAL PAPER AND ALLIED PRODUCTS	803,119

PERSONAL SERVICES - 0.16%
1,556		Cintas Corp	61,867
300		Coinmach Service Corp	3,075
300	*	Coinstar, Inc	7,182
187		G & K Services, Inc (Class A)	6,414
3,572		H&R Block, Inc	85,228
500		Jackson Hewitt Tax Service, Inc	15,675
542		Regis Corp	19,301

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,415		Service Corp International	$27,798
100		Unifirst Corp	3,450
450		Weight Watchers International, Inc	18,401

		TOTAL PERSONAL SERVICES	248,391

PETROLEUM AND COAL PRODUCTS - 5.75%
200		Alon USA Energy, Inc	6,294
692		Ashland, Inc	46,156
24,113		Chevron Corp	1,496,453
17,956		ConocoPhillips	1,176,657
200		ElkCorp	5,554
2,639		EOG Resources, Inc	182,988
65,820		Exxon Mobil Corp	4,038,057
1,200		Frontier Oil Corp	38,880
150	*	Giant Industries, Inc	9,983
474	*	Headwaters, Inc	12,115
2,633		Hess Corp	139,154
524		Holly Corp	25,257
2,479		Kerr-McGee Corp	171,919
3,969		Marathon Oil Corp	330,618
2,029		Murphy Oil Corp	113,340
4,659		Occidental Petroleum Corp	477,780
1,474		Sunoco, Inc	102,133
747		Tesoro Corp	55,547
6,694		Valero Energy Corp	445,285
174		WD-40 Co	5,841
170		Western Refining, Inc	3,669

		TOTAL PETROLEUM AND COAL PRODUCTS	8,883,680

PRIMARY METAL INDUSTRIES - 1.04%
1,400	*	AK Steel Holding Corp	19,362
9,466		Alcoa, Inc	306,320
400	*	Aleris International, Inc	18,340
1,122		Allegheny Technologies, Inc	77,687
400		Belden CDT, Inc	13,220
300	*	Brush Engineered Materials, Inc	6,255
260		Carpenter Technology Corp	30,030
256	*	Century Aluminum Co	9,137
241	*	Chaparral Steel Co	17,357
572	*	CommScope, Inc	17,972
16,945	*	Corning, Inc	409,900
255	*	Encore Wire Corp	9,165
490	*	General Cable Corp	17,150
250		Gibraltar Industries, Inc	7,250
649		Hubbell, Inc (Class B)	30,925
355	*	Lone Star Technologies, Inc	19,177
337		Matthews International Corp (Class A)	11,616
443	*	Maverick Tube Corp	27,993
372		Mueller Industries, Inc	12,287
300	*	NS Group, Inc	16,524
3,427		Nucor Corp	185,915
89		Olympic Steel, Inc	3,150
422	*	Oregon Steel Mills, Inc	21,379
1,471		Precision Castparts Corp	87,907
450		Quanex Corp	19,382
240	*	RTI International Metals, Inc	13,402
281		Schnitzer Steel Industries, Inc (Class A)	9,970

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

530		Steel Dynamics, Inc	$34,842
200		Steel Technologies, Inc	3,888
179	*	Superior Essex, Inc	5,357
241		Texas Industries, Inc	12,797
807	*	Titanium Metals Corp	27,745
314		Tredegar Corp	4,967
1,205		United States Steel Corp	84,495
200	*	Wheeling-Pittsburgh Corp	3,978
735		Worthington Industries, Inc	15,398

		TOTAL PRIMARY METAL INDUSTRIES	1,612,239

PRINTING AND PUBLISHING - 0.63%
464	*	ACCO Brands Corp	10,162
600		American Greetings Corp (Class A)	12,606
230		Banta Corp	10,656
1,146		Belo (A.H.) Corp Series A	17,878
300		Bowne & Co, Inc	4,290
100	*	Consolidated Graphics, Inc	5,206
73		Courier Corp	2,921
46		CSS Industries, Inc	1,323
594		Dow Jones & Co, Inc	20,796
721	*	Dun & Bradstreet Corp	50,239
269		Ennis, Inc	5,294
961		EW Scripps Co	41,458
2,587		Gannett Co, Inc	144,691
700		Harte-Hanks, Inc	17,948
621		Hollinger International, Inc	4,987
268		John H Harland Co	11,658
600		John Wiley & Sons, Inc (Class A)	19,920
474		Journal Communications, Inc	5,328
446		Journal Register Co	3,996
478		Lee Enterprises, Inc	12,882
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	3,994
671		McClatchy Co (Class A)	26,921
3,927		McGraw-Hill Cos, Inc	197,253
232		Media General, Inc (Class A)	9,718
387		Meredith Corp	19,172
1,452		New York Times Co (Class A)	35,632
100	*	Playboy Enterprises, Inc (Class B)	998
300	*	Presstek, Inc	2,793
1,202	*	Primedia, Inc	2,200
645		R.H. Donnelley Corp	34,875
2,310		R.R. Donnelley & Sons Co	73,805
973		Reader’s Digest Association, Inc (Class A)	13,583
100		Schawk, Inc	1,750
300	*	Scholastic Corp	7,791
235		Standard Register Co	2,785
2,617		Tribune Co	84,869
554	*	Valassis Communications, Inc	13,069
57		Washington Post Co (Class B)	44,461

		TOTAL PRINTING AND PUBLISHING	979,908

RAILROAD TRANSPORTATION - 0.68%
3,995		Burlington Northern Santa Fe Corp	316,604
2,411		CSX Corp	169,831
342		Florida East Coast Industries	17,897
369	*	Genesee & Wyoming, Inc (Class A)	13,088

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

850	*	Kansas City Southern Industries, Inc	$23,545
4,511		Norfolk Southern Corp	240,075
2,926		Union Pacific Corp	272,001

		TOTAL RAILROAD TRANSPORTATION	1,053,041

REAL ESTATE - 0.12%
367	*	Alderwoods Group, Inc	7,142
82	*	California Coastal Communities, Inc	2,624
2,010	*	CB Richard Ellis Group, Inc	50,049
59		Consolidated-Tomoka Land Co	3,253
760		Forest City Enterprises, Inc (Class A)	37,932
389		Jones Lang LaSalle, Inc	34,057
803		St. Joe Co	37,372
1,142		Stewart Enterprises, Inc (Class A)	6,567
325	*	Trammell Crow Co	11,430

		TOTAL REAL ESTATE	190,426

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.15%
78	*	AEP Industries, Inc	2,607
101	*	Applied Films Corp	2,877
600		Cooper Tire & Rubber Co	6,684
100	*	Deckers Outdoor Corp	3,856
1,761	*	Goodyear Tire & Rubber Co	19,547
626	*	Jarden Corp	19,062
3,056		Newell Rubbermaid, Inc	78,936
115		PW Eagle, Inc	3,478
353		Schulman (A.), Inc	8,080
891		Sealed Air Corp	46,403
310	*	Skechers U.S.A., Inc (Class A)	7,474
267		Spartech Corp	6,034
200		Titan International, Inc	3,742
122	*	Trex Co, Inc	3,159
661		Tupperware Corp	13,015
331		West Pharmaceutical Services, Inc	12,009

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	236,963

SECURITY AND COMMODITY BROKERS - 2.83%
850		A.G. Edwards, Inc	47,022
2,353		Ameriprise Financial, Inc	105,109
1,313		Bear Stearns Cos, Inc	183,925
215		BlackRock, Inc	29,922
200		Calamos Asset Management, Inc (Class A)	5,798
575	*	Cbot Holdings, Inc	68,764
11,423		Charles Schwab Corp	182,540
377		Chicago Mercantile Exchange Holdings, Inc	185,164
144		Cohen & Steers, Inc	3,398
4,641	*	E*Trade Financial Corp	105,908
1,507		Eaton Vance Corp	37,615
943		Federated Investors, Inc (Class B)	29,705
1,856		Franklin Resources, Inc	161,119
69		GAMCO Investors, Inc	2,536
100	*	GFI Group, Inc	5,395
4,166		Goldman Sachs Group, Inc	626,691
191		Greenhill & Co, Inc	11,605
200	*	IntercontinentalExchange, Inc	11,588
416		International Securities Exchange, Inc	15,837
452	*	Investment Technology Group, Inc	22,989

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,426		Janus Capital Group, Inc	$43,425
1,289		Jefferies Group, Inc	38,193
1,234	*	Knight Capital Group, Inc	18,794
600	*	LaBranche & Co, Inc	7,266
1,387		Legg Mason, Inc	138,034
5,865		Lehman Brothers Holdings, Inc	382,105
239	*	MarketAxess Holdings, Inc	2,631
10,069		Merrill Lynch & Co, Inc	700,400
11,652		Morgan Stanley	736,523
154	*	Morningstar, Inc	6,388
1,026	*	Nasdaq Stock Market, Inc	30,677
861		Nuveen Investments, Inc	37,066
1,695	*	NYSE Group, Inc	116,074
300		optionsXpress Holdings, Inc	6,993
190	*	Piper Jaffray Cos	11,630
970		Raymond James Financial, Inc	29,362
680		SEI Investments Co	33,238
100	*	Stifel Financial Corp	3,531
121		SWS Group, Inc	2,919
2,894		T Rowe Price Group, Inc	109,422
3,706		TD Ameritrade Holding Corp	54,886
200	*	Thomas Weisel Partners Group, Inc	3,802
877		Waddell & Reed Financial, Inc (Class A)	18,031

		TOTAL SECURITY AND COMMODITY BROKERS	4,374,020

SOCIAL SERVICES - 0.01%
250	*	Bright Horizons Family Solutions, Inc	9,423
236	*	Capital Senior Living Corp	2,426
97	*	Providence Service Corp	2,641
319	*	Res-Care, Inc	6,380

		TOTAL SOCIAL SERVICES	20,870

SPECIAL TRADE CONTRACTORS - 0.06%
100		Alico, Inc	5,511
266		Chemed Corp	14,505
409		Comfort Systems USA, Inc	5,845
596	*	Dycom Industries, Inc	12,689
372	*	EMCOR Group, Inc	18,105
400	*	Insituform Technologies, Inc (Class A)	9,156
167	*	Integrated Electrical Services, Inc	2,917
120	*	Layne Christensen Co	3,402
1,376	*	Quanta Services, Inc	23,846

		TOTAL SPECIAL TRADE CONTRACTORS	95,976

STONE, CLAY, AND GLASS PRODUCTS - 0.09%
311		Apogee Enterprises, Inc	4,572
280	*	Cabot Microelectronics Corp	8,487
202		CARBO Ceramics, Inc	9,924
582		Eagle Materials, Inc	27,645
1,800		Gentex Corp	25,200
1,609	*	Owens-Illinois, Inc	26,967
363	*	US Concrete, Inc	4,011
385	b*	USG Corp	28,078

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	134,884

TEXTILE MILL PRODUCTS - 0.01%
200		Oxford Industries, Inc	7,882
300		Xerium Technologies, Inc	2,826

		TOTAL TEXTILE MILL PRODUCTS	10,708

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

TOBACCO PRODUCTS - 1.18%
22,717		Altria Group, Inc	$1,668,109
1,015		Loews Corp (Carolina Group)	52,141
341		Universal Corp	12,692
1,757		UST, Inc	79,399
254		Vector Group Ltd	4,128

		TOTAL TOBACCO PRODUCTS	1,816,469

TRANSPORTATION BY AIR - 0.53%
608	*	ABX Air, Inc	3,672
114	*	Air Methods Corp	2,985
995	*	Airtran Holdings, Inc	14,786
458	*	Alaska Air Group, Inc	18,054
2,294	*	AMR Corp	58,313
218	*	Atlas Air Worldwide Holdings, Inc	10,691
281	*	Bristow Group, Inc	10,116
920	*	Continental Airlines, Inc (Class B)	27,416
356	*	EGL, Inc	17,871
622	*	ExpressJet Holdings, Inc	4,298
3,336		FedEx Corp	389,845
550	*	Frontier Airlines Holdings, Inc	3,966
1,884	*	JetBlue Airways Corp	22,872
200	*	Mesa Air Group, Inc	1,970
149	*	PHI, Inc	4,947
300	*	Republic Airways Holdings, Inc	5,106
692		Skywest, Inc	17,162
8,410		Southwest Airlines Co	137,672
1,065	*	UAL Corp	33,036
661	*	US Airways Group, Inc	33,407

		TOTAL TRANSPORTATION BY AIR	818,185

TRANSPORTATION EQUIPMENT - 2.62%
335	*	AAR Corp	7,447
300	*	Accuride Corp	3,741
148	*	Aftermarket Technology Corp	3,678
449		American Axle & Manufacturing Holdings, Inc	7,682
90		American Railcar Industries, Inc	2,980
223		A.O. Smith Corp	10,338
200		Arctic Cat, Inc	3,902
365	*	Armor Holdings, Inc	20,013
738		ArvinMeritor, Inc	12,686
939		Autoliv, Inc	53,119
356	*	Aviall, Inc	16,917
8,698		Boeing Co	712,453
1,075		Brunswick Corp	35,744
540		Clarcor, Inc	16,087
520		Federal Signal Corp	7,873
570	*	Fleetwood Enterprises, Inc	4,298
19,288		Ford Motor Co	133,666
100		Freightcar America, Inc	5,551
575	*	GenCorp, Inc	9,217
4,406		General Dynamics Corp	288,417
5,100		General Motors Corp	151,929
111	*	GenTek, Inc	2,980

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,878		Genuine Parts Co	$78,237
1,292		Goodrich Corp	52,055
110		Greenbrier Cos, Inc	3,601
300		Group 1 Automotive, Inc	16,902
2,922		Harley-Davidson, Inc	160,389
468		Harsco Corp	36,485
225		Heico Corp	6,379
239	*	IMPCO Technologies, Inc	2,550
2,050		ITT Industries, Inc	101,475
1,080		JLG Industries, Inc	24,300
200	*	K&F Industries Holdings, Inc	3,546
200		Kaman Corp (Class A)	3,640
3,984		Lockheed Martin Corp	285,812
483		Martin Marietta Materials, Inc	44,025
220		Monaco Coach Corp	2,794
654	*	Navistar International Corp	16,095
3,739		Northrop Grumman Corp	239,520
485	*	Orbital Sciences Corp	7,828
768		Oshkosh Truck Corp	36,495
1,860		Paccar, Inc	153,227
1,642	*	Pactiv Corp	40,640
457		Polaris Industries, Inc	19,788
4,855		Raytheon Co	216,387
89	*	Sequa Corp (Class A)	7,254
200		Superior Industries International, Inc	3,658
547	*	Tenneco, Inc	14,222
1,413		Textron, Inc	130,250
400		Thor Industries, Inc	19,380
122	*	TransDigm Group, Inc	2,922
804		Trinity Industries, Inc	32,482
229	*	Triumph Group, Inc	10,992
456	*	TRW Automotive Holdings Corp	12,440
10,997		United Technologies Corp	697,430
1,603	*	Visteon Corp	11,558
270		Wabash National Corp	4,147
492		Westinghouse Air Brake Technologies Corp	18,401
353		Winnebago Industries, Inc	10,957

		TOTAL TRANSPORTATION EQUIPMENT	4,038,981

TRANSPORTATION SERVICES - 0.22%
184		Ambassadors Group, Inc	5,314
1,891		CH Robinson Worldwide, Inc	100,790
121	*	Dynamex, Inc	2,639
2,382		Expeditors International Washington, Inc	133,416
538		GATX Corp	22,865
500	*	HUB Group, Inc	12,265
711		Lear Corp	15,791
169	*	Navigant International, Inc	2,709
400		Pacer International, Inc	13,032
262	*	RailAmerica, Inc	2,741
1,430		Sabre Holdings Corp	31,460

		TOTAL TRANSPORTATION SERVICES	343,022

TRUCKING AND WAREHOUSING - 0.52%
300		Arkansas Best Corp	15,063
250	*	Celadon Group, Inc	5,510
612		Con-way, Inc	35,453

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

289		Forward Air Corp	$11,771
770		Heartland Express, Inc	13,775
1,272		J.B. Hunt Transport Services, Inc	31,686
690		Landstar System, Inc	32,589
160	*	Marten Transport Ltd	3,478
262	*	Old Dominion Freight Line	9,849
60	*	P.A.M. Transportation Services, Inc	1,733
133	*	SCS Transportation, Inc	3,661
215	*	SIRVA, Inc	1,391
579	*	Swift Transportation Co, Inc	18,389
200	*	U.S. Xpress Enterprises, Inc (Class A)	5,404
6,896		United Parcel Service, Inc (Class B)	567,748
200	*	USA Truck, Inc	3,564
457		Werner Enterprises, Inc	9,263
611	*	YRC Worldwide, Inc	25,729

		TOTAL TRUCKING AND WAREHOUSING	796,056

WATER TRANSPORTATION - 0.06%
464		Alexander & Baldwin, Inc	20,541
336	*	American Commercial Lines, Inc	20,244
200	*	Gulfmark Offshore, Inc	5,166
151		Horizon Lines, Inc	2,419
253	*	Hornbeck Offshore Services, Inc	8,987
512	*	Kirby Corp	20,224
92		Maritrans, Inc	2,291
300		Overseas Shipholding Group, Inc	17,745

		TOTAL WATER TRANSPORTATION	97,617

WHOLESALE TRADE-DURABLE GOODS - 2.83%
1,016		Adesa, Inc	22,596
400		Agilysys, Inc	7,200
450		Applied Industrial Technologies, Inc	10,940
1,374	*	Arrow Electronics, Inc	44,243
480		Barnes Group, Inc	9,576
474	*	Beacon Roofing Supply, Inc	10,433
300		BlueLinx Holdings, Inc	3,909
592		BorgWarner, Inc	38,539
296		Building Material Holding Corp	8,250
200		Castle (A.M.) & Co	6,450
244	*	Conceptus, Inc	3,328
1,300	*	Cytyc Corp	32,968
400	*	Digi International, Inc	5,012
130	*	Drew Industries, Inc	4,212
113,124		General Electric Co	3,728,567
480	*	Genesis Microchip, Inc	5,549
1,300		IKON Office Solutions, Inc	16,380
1,526	*	Ingram Micro, Inc (Class A)	27,666
468	*	Insight Enterprises, Inc	8,915
297	*	Interline Brands, Inc	6,944
164	*	Keystone Automotive Industries, Inc	6,924
600		Knight Transportation, Inc	12,120
45		Lawson Products, Inc	1,774
489	*	LKQ Corp	9,291
300	*	Merge Technologies, Inc	3,693
100	*	MWI Veterinary Supply, Inc	3,643
1,319		Omnicare, Inc	62,547
419		Owens & Minor, Inc	11,983

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,552	*	Patterson Cos, Inc	$54,211
614		PEP Boys-Manny Moe & Jack	7,202
567		Pool Corp	24,738
731	*	PSS World Medical, Inc	12,902
335		Reliance Steel & Aluminum Co	27,788
300		Ryerson Tull, Inc	8,100
616	*	Tech Data Corp	23,599
296	*	Tyler Technologies, Inc	3,315
840		W.W. Grainger, Inc	63,193
525	*	WESCO International, Inc	36,225
95	*	West Marine, Inc	1,281

		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,376,206

WHOLESALE TRADE-NONDURABLE GOODS - 0.79%
736		Airgas, Inc	27,416
850		Alliance One International, Inc	3,774
503	*	Allscripts Healthcare Solutions, Inc	8,828
607		Brown-Forman Corp (Class B)	43,370
4,552		Cardinal Health, Inc	292,830
466	*	Central European Distribution Corp	11,725
108	*	Core-Mark Holding Co, Inc	3,866
1,480	*	Dean Foods Co	55,041
1,446	*	Endo Pharmaceuticals Holdings, Inc	47,689
100	*	Green Mountain Coffee Roasters, Inc	4,017
317	*	Hain Celestial Group, Inc	8,166
936	*	Henry Schein, Inc	43,739
100		Kenneth Cole Productions, Inc (Class A)	2,233
330		K-Swiss, Inc (Class A)	8,811
511		Men’s Wearhouse, Inc	15,483
286		Myers Industries, Inc	4,916
180		Nash Finch Co	3,832
2,047		Nike, Inc (Class B)	165,807
559		Nu Skin Enterprises, Inc (Class A)	8,301
113	*	Nuco2, Inc	2,717
493	*	Performance Food Group Co	14,977
200	*	Perry Ellis International, Inc	5,062
4,897		Safeway, Inc	127,322
241	*	School Specialty, Inc	7,676
100	*	Smart & Final, Inc	1,684
348	*	Source Interlink Cos, Inc	4,141
217		Spartan Stores, Inc	3,175
400		Stride Rite Corp	5,276
6,730		Sysco Corp	205,669
1,240	*	Terra Industries, Inc	7,899
140		The Andersons, Inc	5,825
390	*	Tractor Supply Co	21,555
433	*	United Natural Foods, Inc	14,298
360	*	United Stationers, Inc	17,755
100		Valhi, Inc	2,455
143	*	Volcom, Inc	4,575

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,211,905

		TOTAL COMMON STOCKS (Cost $145,349,542)	154,145,342

TIAA-CREF LIFE FUNDS - Stock Index Fund

PRINCIPAL	ISSUER	VALUE

SHORT-TERM INVESTMENTS - 0.10%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.10%
$ 150,000	Federal Home Loan Bank (FHLB) 4.950%, 07/03/06	$150,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $149,960)	150,000

	TOTAL PORTFOLIO - 99.95% (Cost $145,499,502)	154,295,342
	OTHER ASSETS & LIABILITIES, NET - 0.05%	84,083

	NET ASSETS - 100.00%	$154,379,425

*	Non-income producing

**	Percentage represents less than 0.01%

b	In bankruptcy

v	Security valued at fair value

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.62%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
256		Chiquita Brands International, Inc	$3,528

		TOTAL AGRICULTURAL PRODUCTION-CROPS	3,528

APPAREL AND ACCESSORY STORES - 0.78%
400		American Eagle Outfitters, Inc	13,616
89	*	AnnTaylor Stores Corp	3,861
100	*	Charming Shoppes, Inc	1,124
400	*	Chico’s FAS, Inc	10,792
400		Foot Locker, Inc	9,796
3,091		Gap, Inc	53,783
1,200	*	Kohl’s Corp	70,944
1,800		Limited Brands, Inc	46,062
800		Nordstrom, Inc	29,200
400		Ross Stores, Inc	11,220
329	*	Urban Outfitters, Inc	5,754

		TOTAL APPAREL AND ACCESSORY STORES	256,152

APPAREL AND OTHER TEXTILE PRODUCTS - 0.08%
300		Liz Claiborne, Inc	11,118
200		Phillips-Van Heusen Corp	7,632
100		Polo Ralph Lauren Corp	5,490
100		Russell Corp	1,816

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	26,056

AUTO REPAIR, SERVICES AND PARKING - 0.03%
67		Bandag, Inc	2,452
68		Ryder System, Inc	3,973
162	*	Wright Express Corp	4,656

		TOTAL AUTO REPAIR, SERVICES AND PARKING	11,081

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
200	*	Autozone, Inc	17,640
228	*	Carmax, Inc	8,085

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	25,725

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.22%
7,028		Home Depot, Inc	251,532
2,400		Lowe’s Cos, Inc	145,608

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	397,140

BUSINESS SERVICES - 5.91%
622	*	24/7 Real Media, Inc	5,461
140	*	3Com Corp	717
1,241	*	Activision, Inc	14,123
1,494	*	Adobe Systems, Inc	45,358
257	*	Akamai Technologies, Inc	9,301
249	*	Alliance Data Systems Corp	14,646
181	*	Altiris, Inc	3,265
114	*	aQuantive, Inc	2,888
337	*	Ariba, Inc	2,774
1,116	*	Art Technology Group, Inc	3,326
659	*	@Road, Inc	3,638
372	*	Audible, Inc	3,381
400	*	Autodesk, Inc	13,784

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,083		Automatic Data Processing, Inc	$139,814
733	*	BEA Systems, Inc	9,595
744	*	BearingPoint, Inc	6,227
271	*	BISYS Group, Inc	3,713
100	*	Blue Coat Systems, Inc	1,686
370	*	Bottomline Technologies, Inc	3,012
200	*	Cerner Corp	7,422
100	*	Checkfree Corp	4,956
785	*	Chordiant Software, Inc	2,379
190	*	Ciber, Inc	1,252
377	*	Click Commerce, Inc	7,438
2,141	*	CMGI, Inc	2,591
274	*	CNET Networks, Inc	2,187
1,121	*	Cogent Communications Group, Inc	10,504
460	*	Cogent, Inc	6,932
593	*	Compuware Corp	3,973
700	*	Convergys Corp	13,650
100	*	CSG Systems International, Inc	2,474
157	*	Digital River, Inc	6,341
400	*	DST Systems, Inc	23,800
647	*	Earthlink, Inc	5,603
3,364	*	eBay, Inc	98,532
800	*	Electronic Arts, Inc	34,432
966	*	Emdeon Corp	11,988
100	*	Equinix, Inc	5,486
868	*	Expedia, Inc	12,994
169		Fair Isaac Corp	6,136
700	*	Fiserv, Inc	31,752
46	*	Getty Images, Inc	2,921
396	*	Google, Inc (Class A)	166,055
200		Jack Henry & Associates, Inc	3,932
111	*	Hyperion Solutions Corp	3,064
850		IMS Health, Inc	22,823
257	*	Infocrossing, Inc	2,968
336	*	Informatica Corp	4,422
1,850	*	Innovative Solutions & Support, Inc	26,011
4,002	*	Internap Network Services Corp	4,202
171	*	Internet Security Systems, Inc	3,223
450	*	Interwoven, Inc	3,861
424	*	Intuit, Inc	25,605
246	*	Iron Mountain, Inc	9,195
136	*	Jupitermedia Corp	1,768
216	*	Kanbay International, Inc	3,141
464	*	KFX, Inc	7,090
200	*	Kinetic Concepts, Inc	8,830
300	*	Lamar Advertising Co	16,158
626	*	Lawson Software, Inc	4,194
242	*	Lionbridge Technologies	1,338
205	*	Liquidity Services, Inc	3,192
498	*	Magma Design Automation, Inc	3,660
100		Manpower, Inc	6,460
249	*	Marchex, Inc	4,091
271	*	Mentor Graphics Corp	3,518
25,950		Microsoft Corp	604,635
448		MoneyGram International, Inc	15,210
544	*	Monster Worldwide, Inc	23,207
900	*	Novell, Inc	5,967
86	*	Nuance Communications, Inc	865
900		Omnicom Group, Inc	80,181
457	*	Opsware, Inc	3,766
290	*	Parametric Technology Corp	3,686
268	*	PDF Solutions, Inc	3,326
72	*	Portfolio Recovery Associates, Inc	3,290

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

303	*	Quest Software, Inc	$4,254
819	*	RealNetworks, Inc	8,763
600		Robert Half International, Inc	25,200
254	*	RSA Security, Inc	6,906
200	*	Salesforce.com, Inc	5,332
500	*	Sapient Corp	2,650
411		ServiceMaster Co	4,246
196	*	Smith Micro Software, Inc	3,140
231	*	Sohu.com, Inc	5,957
363	*	SonicWALL, Inc	3,263
1,340	*	Sonus Networks, Inc	6,633
520	*	Spherion Corp	4,742
600		Startek, Inc	8,970
384		Stellent, Inc	3,667
8,700	*	Sun Microsystems, Inc	36,105
173	*	Sybase, Inc	3,356
3,119	*	Symantec Corp	48,469
1,069	*	TIBCO Software, Inc	7,536
859	*	Tiens Biotech Group USA, Inc	3,677
700		Total System Services, Inc	13,475
165	*	Travelzoo, Inc	5,006
600	*	Unisys Corp	3,768
249		United Online, Inc	2,988
228	*	United Rentals, Inc	7,291
400	*	Valueclick, Inc	6,140
273	*	Vasco Data Security International	2,280
700	*	VeriSign, Inc	16,219
148	*	WebEx Communications, Inc	5,260
200	*	WebSideStory, Inc	2,440

		TOTAL BUSINESS SERVICES	1,933,119

CHEMICALS AND ALLIED PRODUCTS - 9.82%
5,406		Abbott Laboratories	235,756
400	*	Abraxis BioScience, Inc	9,536
100	*	Adolor Corp	2,501
1,033	*	ADVENTRX Pharmaceuticals, Inc	3,275
1,900		Air Products & Chemicals, Inc	121,448
100	*	Alexion Pharmaceuticals, Inc	3,612
100	*	Alkermes, Inc	1,892
4,111	*	Amgen, Inc	268,161
100	*	Atherogenics, Inc	1,305
89	*	AVANIR Pharmaceuticals	609
1,000		Avery Dennison Corp	58,060
1,300		Avon Products, Inc	40,300
525	*	Barr Pharmaceuticals, Inc	25,037
600	*	Bentley Pharmaceuticals, Inc	6,576
200	*	Bioenvision, Inc	1,066
400	*	BioMarin Pharmaceuticals, Inc	5,748
302	*	Bradley Pharmaceuticals, Inc	3,080
6,909		Bristol-Myers Squibb Co	178,667
325		Cabot Corp	11,219
420	*	Caraco Pharmaceutical Laboratories Ltd	3,843
100	*	Cephalon, Inc	6,010
339		Clorox Co	20,669
2,103		Colgate-Palmolive Co	125,970
568	*	Combinatorx, Inc	4,993
431	*	Connetics Corp	5,069
200		Dade Behring Holdings, Inc	8,328
504	*	Dendreon Corp	2,439
274		Diagnostic Products Corp	15,938
93	*	Digene Corp	3,603
3,076	*	Durect Corp	11,904
1,600		Ecolab, Inc	64,928

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

300	*	Encysive Pharmaceuticals, Inc	$2,079
1,700	*	Forest Laboratories, Inc	65,773
1,511	*	Genentech, Inc	123,600
808	*	Genzyme Corp	49,328
300	*	Geron Corp	2,070
1,594	*	Gilead Sciences, Inc	94,301
268		H.B. Fuller Co	11,677
279	*	Hospira, Inc	11,980
500	*	Human Genome Sciences, Inc	5,350
294	*	Huntsman Corp	5,092
261	*	Inverness Medical Innovations, Inc	7,368
100	*	Invitrogen Corp	6,607
1,196	*	King Pharmaceuticals, Inc	20,332
100	*	Kos Pharmaceuticals, Inc	3,762
300		Lubrizol Corp	11,955
200		Mannatech, Inc	2,522
200	*	Medarex, Inc	1,922
600		Medicis Pharmaceutical Corp (Class A)	14,400
668	*	Medimmune, Inc	18,103
9,294		Merck & Co, Inc	338,580
200	*	MGI Pharma, Inc	4,300
800	*	Millennium Pharmaceuticals, Inc	7,976
1,501		Mylan Laboratories, Inc	30,020
400	*	Nabi Biopharmaceuticals	2,296
118	*	Nastech Pharmaceutical Co, Inc	1,864
238	*	Neurocrine Biosciences, Inc	2,523
442	*	Noven Pharmaceuticals, Inc	7,912
100	*	NPS Pharmaceuticals, Inc	488
100	*	Nuvelo, Inc	1,665
200	*	OraSure Technologies, Inc	1,904
126	*	Pacific Ethanol, Inc	2,913
200	*	Par Pharmaceutical Cos, Inc	3,692
200	*	PDL BioPharma, Inc	3,682
400	*	Penwest Pharmaceuticals Co	8,732
1,206		Perrigo Co	19,417
200	*	Pharmion Corp	3,406
200	*	Pozen, Inc	1,408
475		PPG Industries, Inc	31,350
2,250		Praxair, Inc	121,500
731	*	Prestige Brands Holdings, Inc	7,288
10,756		Procter & Gamble Co	598,033
227	*	Progenics Pharmaceuticals, Inc	5,462
330	*	Renovis, Inc	5,052
1,335		Rohm & Haas Co	66,910
500		RPM International, Inc	9,000
450	*	Salix Pharmaceuticals Ltd	5,535
5,380		Schering-Plough Corp	102,381
200	*	Sepracor, Inc	11,428
500		Sigma-Aldrich Corp	36,320
186	*	Somaxon Pharmaceuticals, Inc	2,903
500	*	SuperGen, Inc	1,815
200	*	Tanox, Inc	2,766
58	*	United Therapeutics Corp	3,351
300		Valspar Corp	7,923
303	*	VCA Antech, Inc	9,675
200	*	Vertex Pharmaceuticals, Inc	7,342
600	*	Watson Pharmaceuticals, Inc	13,968
529	*	Zymogenetics, Inc	10,035

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,212,578

COMMUNICATIONS - 5.17%
1,251		Alltel Corp	79,851
800	*	American Tower Corp (Class A)	24,896

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

12,911		AT&T, Inc	$360,088
6,300		BellSouth Corp	228,060
1,184		Cablevision Systems Corp (Class A)	25,397
1,600		Citadel Broadcasting Corp	14,240
100		Citizens Communications Co	1,305
283	*	Crown Castle International Corp	9,775
733	*	Crown Media Holdings, Inc (Class A)	3,020
409	*	Embarq Corp	16,765
200		Entercom Communications Corp	5,232
418	*	Entravision Communications Corp (Class A)	3,582
100	*	Fisher Communications, Inc	4,213
150		Global Payments, Inc	7,283
960		Gray Television, Inc	5,558
1,244	*	IAC/InterActiveCorp	32,954
1,135	*	Level 3 Communications, Inc	5,039
1,812	*	Liberty Global, Inc	38,958
3,274	*	Liberty Media Holding Corp (Interactive)	56,509
774	*	Liberty Media Holding Corp (Capital)	64,838
717	*	Lin TV Corp (Class A)	5,413
487	*	Mediacom Communications Corp	3,034
120	*	NeuStar, Inc	4,050
300	*	NII Holdings, Inc (Class B)	16,914
200	*	Novatel Wireless, Inc	2,076
829	*	Radio One, Inc (Class D)	6,135
113	*	SAVVIS, Inc	3,346
133	*	SBA Communications Corp	3,477
1,152	*	Spanish Broadcasting System, Inc (Class A)	5,887
8,184		Sprint Nextel Corp	163,598
902	*	Terremark Worldwide, Inc	3,247
279	*	TiVo, Inc	1,995
900	*	Univision Communications, Inc (Class A)	30,150
10,976		Verizon Communications, Inc	367,586
2,107	*	Viacom, Inc	75,515
94	*	West Corp	4,503
400	*	XM Satellite Radio Holdings, Inc	5,860

		TOTAL COMMUNICATIONS	1,690,349

DEPOSITORY INSTITUTIONS - 10.44%
1,500		AmSouth Bancorp	39,675
13,050		Bank of America Corp	627,705
3,100		BB&T Corp	128,929
800		Comerica, Inc	41,592
500		Commerce Bancorp, Inc	17,835
200		Compass Bancshares, Inc	11,120
3,200		Fifth Third Bancorp	118,240
200		First Horizon National Corp	8,040
400		Fremont General Corp	7,424
1,200		Golden West Financial Corp	89,040
300		IndyMac Bancorp, Inc	13,755
2,600		Keycorp	92,768
300		M&T Bank Corp	35,376
900		Marshall & Ilsley Corp	41,166
1,900		Mellon Financial Corp	65,417
3,954		National City Corp	143,095
577		New York Community Bancorp, Inc	9,526
2,259		North Fork Bancorporation, Inc	68,154
700		Northern Trust Corp	38,710
1,549		PNC Financial Services Group, Inc	108,694
520		Popular, Inc	9,984
313	*	QC Holdings, Inc	4,229
2,864		Regions Financial Corp	94,856
630		Sovereign Bancorp, Inc	12,795
1,500		State Street Corp	87,135

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,000		SunTrust Banks, Inc	$152,520
900		Synovus Financial Corp	24,102
9,300		US Bancorp	287,184
300		UnionBanCal Corp	19,377
6,500		Wachovia Corp	351,520
5,290		Washington Mutual, Inc	241,118
6,200		Wells Fargo & Co	415,896
100		Zions Bancorporation	7,794

		TOTAL DEPOSITORY INSTITUTIONS	3,414,771

EATING AND DRINKING PLACES - 1.29%
900	*	AFC Enterprises	11,475
400		Applebees International, Inc	7,688
493		Darden Restaurants, Inc	19,424
7,066		McDonald’s Corp	237,418
47		OSI Restaurant Partners, Inc	1,626
3,234	*	Starbucks Corp	122,116
219	*	Tim Hortons, Inc	5,639
300		Wendy’s International, Inc	17,487

		TOTAL EATING AND DRINKING PLACES	422,873

ELECTRIC, GAS, AND SANITARY SERVICES - 5.79%
2,950	*	AES Corp	54,428
1,096		AGL Resources, Inc	41,780
1,233		Allete, Inc	58,383
421		Alliant Energy Corp	14,440
800		Aqua America, Inc	18,232
1,100		Atmos Energy Corp	30,701
2,028		Avista Corp	46,299
500		Cascade Natural Gas Corp	10,545
1,447		Cleco Corp	33,643
1,739		Consolidated Edison, Inc	77,281
200		Crosstex Energy, Inc	19,016
447		Duquesne Light Holdings, Inc	7,349
2,382		El Paso Corp	35,730
2,300		Empire District Electric Co	47,265
300		Energen Corp	11,523
436		Energy East Corp	10,433
200		EnergySouth, Inc	6,246
2,200		Hawaiian Electric Industries, Inc	61,402
2,200		Idacorp, Inc	75,438
2,445		KeySpan Corp	98,778
1,615		Kinder Morgan, Inc	161,322
400		Markwest Hydrocarbon, Inc	9,900
400		Metal Management, Inc	12,248
500		MGE Energy, Inc	15,575
2,000		National Fuel Gas Co	70,280
792		Nicor, Inc	32,868
4,686		NiSource, Inc	102,342
393		Northeast Utilities	8,123
719	*	NRG Energy, Inc	34,641
4,200		OGE Energy Corp	147,126
733		Otter Tail Corp	20,033
4,300		Pepco Holdings, Inc	101,394
1,000		Piedmont Natural Gas Co, Inc	24,300
4,159		Puget Energy, Inc	89,335
826		Questar Corp	66,485
200		Resource America, Inc (Class A)	3,810
2,000	*	Sierra Pacific Resources	28,000
500		South Jersey Industries, Inc	13,695
1,065		Synagro Technologies, Inc	4,186
1,076		TECO Energy, Inc	16,075
400		UGI Corp	9,848

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,155		Unisource Energy Corp	$35,978
511	*	Waste Services, Inc	4,594
600		Western Gas Resources, Inc	35,910
287		WGL Holdings, Inc	8,309
3,378		Williams Cos, Inc	78,910

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,894,199

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.09%
1,162	*	Advanced Micro Devices, Inc	28,376
292	*	Agere Systems, Inc	4,292
700		American Power Conversion Corp	13,643
312		Ametek, Inc	14,783
537	*	Arris Group, Inc	7,045
215	*	Atheros Communications, Inc	4,076
161		Baldor Electric Co	5,038
147	*	Benchmark Electronics, Inc	3,546
500	*	Brocade Communications Systems, Inc	3,070
408	*	CalAmp Corp	3,627
240	*	C-COR, Inc	1,853
17,600	*	Cisco Systems, Inc	343,728
2,976	*	Conexant Systems, Inc	7,440
308	*	Cree, Inc	7,318
100	*	Ditech Networks, Inc	872
178	*	Dolby Laboratories, Inc (Class A)	4,147
427	*	Emcore Corp	4,099
3,178		Emerson Electric Co	266,348
1,100	*	Finisar Corp	3,597
900	*	Freescale Semiconductor, Inc (Class B)	26,460
312	*	FuelCell Energy, Inc	2,989
100		Harman International Industries, Inc	8,537
300	*	Harmonic, Inc	1,344
19,509		Intel Corp	369,696
100	*	Interdigital Communications Corp	3,491
600	*	InterVoice, Inc	4,272
512	*	Lattice Semiconductor Corp	3,164
77		Lincoln Electric Holdings, Inc	4,824
175	*	Loral Space & Communications, Inc	4,963
1,277	*	LSI Logic Corp	11,429
14,900	*	Lucent Technologies, Inc	36,058
155	*	McData Corp (Class A)	632
181	*	Medis Technologies Ltd	3,671
1,550	*	Micron Technology, Inc	23,343
800		Molex, Inc	26,856
391	*	MoSys, Inc	3,058
7,700		Motorola, Inc	155,155
1,600	*	MRV Communications, Inc	4,976
1,200		National Semiconductor Corp	28,620
236	*	Novellus Systems, Inc	5,829
214	*	Omnivision Technologies, Inc	4,520
951	*	ON Semiconductor Corp	5,592
1,800	*	Optical Communication Products, Inc	3,618
293		Plantronics, Inc	6,508
149	*	Plexus Corp	5,097
357	*	Polycom, Inc	7,825
200	*	Power-One, Inc	1,320
621	*	Powerwave Technologies, Inc	5,664
441	*	QLogic Corp	7,603
5,000		Qualcomm, Inc	200,350
504	*	Quantum Fuel Systems Technologies Worldwide, Inc	1,714
200		RadioShack Corp	2,800
706	*	RF Micro Devices, Inc	4,215
760	*	Silicon Storage Technology, Inc	3,086
3,571	*	Sirius Satellite Radio, Inc	16,962

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

105	*	Sunpower Corp	$2,942
400	*	Sycamore Networks, Inc	1,624
568	*	Symmetricom, Inc	4,016
312	*	Tekelec	3,853
200		Teleflex, Inc	10,804
1,300	*	Tellabs, Inc	17,303
135	*	Tessera Technologies, Inc	3,713
4,974		Texas Instruments, Inc	150,662
338	*	Thomas & Betts Corp	17,339
1,944	*	Transmeta Corp	3,149
233	*	Trident Microsystems, Inc	4,422
944	*	Triquint Semiconductor, Inc	4,210
184	*	TTM Technologies, Inc	2,662
100		Whirlpool Corp	8,265
800		Xilinx, Inc	18,120
625	*	Zhone Technologies, Inc	1,275
111	*	Zoran Corp	2,702

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,990,200

ENGINEERING AND MANAGEMENT SERVICES - 0.87%
200	*	Amylin Pharmaceuticals, Inc	9,874
200	*	Applera Corp (Celera Genomics Group)	2,590
200	*	Ariad Pharmaceuticals, Inc	902
880	*	Celgene Corp	41,738
42		Corporate Executive Board Co	4,208
100	*	CV Therapeutics, Inc	1,397
87	*	Digitas, Inc	1,011
716	*	Harris Interactive, Inc	4,081
200	*	ICOS Corp	4,398
767	*	Incyte Corp	3,528
435	*	Isis Pharmaceuticals, Inc	2,632
100	*	Lexicon Genetics, Inc	439
1,234		Moody’s Corp	67,204
139	*	Navigant Consulting, Inc	3,148
1,352		Paychex, Inc	52,701
496		Pharmaceutical Product Development, Inc	17,420
865		Quest Diagnostics, Inc	51,831
211	*	Regeneron Pharmaceuticals, Inc	2,705
792	*	Rentech, Inc	3,683
100	*	Symyx Technologies, Inc	2,415
318	*	Tetra Tech, Inc	5,641

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	283,546

FABRICATED METAL PRODUCTS - 0.72%
720		Commercial Metals Co	18,504
258		Dynamic Materials Corp	8,702
100		Gulf Island Fabrication, Inc	2,004
3,802		Illinois Tool Works, Inc	180,595
100	*	Jacuzzi Brands, Inc	880
200		Pentair, Inc	6,838
300		Silgan Holdings, Inc	11,103
147		Snap-On, Inc	5,942

		TOTAL FABRICATED METAL PRODUCTS	234,568

FOOD AND KINDRED PRODUCTS - 2.63%
1,403		Campbell Soup Co	52,065
1,262		Coca-Cola Enterprises, Inc	25,707
1,600		General Mills, Inc	82,656
1,908		H.J. Heinz Co	78,648
31	*	Hansen Natural Corp	5,901
964		Hershey Co	53,087
1,864		Kellogg Co	90,274
300		Pepsi Bottling Group, Inc	9,645

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6,221		PepsiCo, Inc	$373,509
2,399		Sara Lee Corp	38,432
1,125		Wrigley (Wm.) Jr Co	51,030

		TOTAL FOOD AND KINDRED PRODUCTS	860,954

FOOD STORES - 0.31%
3,000		Kroger Co	65,580
400	*	Pathmark Stores, Inc	3,764
604		Supervalu, Inc	18,543
200		Whole Foods Market, Inc	12,928

		TOTAL FOOD STORES	100,815

FORESTRY - 0.11%
575		Weyerhaeuser Co	35,794

		TOTAL FORESTRY	35,794

FURNITURE AND FIXTURES - 0.69%
1,500	*	BE Aerospace, Inc	34,290
200		Hillenbrand Industries, Inc	9,700
1,200		Johnson Controls, Inc	98,664
700		Leggett & Platt, Inc	17,486
2,240		Masco Corp	66,394

		TOTAL FURNITURE AND FIXTURES	226,534

FURNITURE AND HOMEFURNISHINGS STORES - 0.34%
865	*	Bed Bath & Beyond, Inc	28,692
1,050		Best Buy Co, Inc	57,582
500		Circuit City Stores, Inc	13,610
100	*	Mohawk Industries, Inc	7,035
100		Williams-Sonoma, Inc	3,405

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	110,324

GENERAL BUILDING CONTRACTORS - 0.42%
100		Beazer Homes USA, Inc	4,587
400		Centex Corp	20,120
1,241		DR Horton, Inc	29,560
180	*	Hovnanian Enterprises, Inc (Class A)	5,414
400		Lennar Corp (Class A)	17,748
20		Lennar Corp (Class B)	816
7	*	NVR, Inc	3,439
1,100		Pulte Homes, Inc	31,669
200		Ryland Group, Inc	8,714
300		Standard-Pacific Corp	7,710
200	*	Toll Brothers, Inc	5,114
148	*	WCI Communities, Inc	2,981

		TOTAL GENERAL BUILDING CONTRACTORS	137,872

GENERAL MERCHANDISE STORES - 1.33%
100	*	Big Lots, Inc	1,708
2,300		Costco Wholesale Corp	131,399
853		Dollar General Corp	11,925
700		Family Dollar Stores, Inc	17,101
900		JC Penney Co, Inc	60,759
2,000		TJX Cos, Inc	45,720
3,400		Target Corp	166,158

		TOTAL GENERAL MERCHANDISE STORES	434,770

HEALTH SERVICES - 1.21%
613	*	Alliance Imaging, Inc	3,923
238	*	American Retirement Corp	7,799
186	*	Amsurg Corp	4,232

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

190		Brookdale Senior Living, Inc	$8,501
497	*	Community Health Systems, Inc	18,265
247	*	DaVita, Inc	12,276
100	*	Edwards Lifesciences Corp	4,543
400	*	Express Scripts, Inc	28,696
316	*	Five Star Quality Care, Inc	3,498
73	*	Genesis HealthCare Corp	3,458
700		Health Management Associates, Inc (Class A)	13,797
161	*	Healthways, Inc	8,475
651	*	Hythiam, Inc	4,537
200	*	Laboratory Corp of America Holdings	12,446
337	*	LifePoint Hospitals, Inc	10,828
153	*	Lincare Holdings, Inc	5,790
251	*	Medcath Corp	4,729
300	*	Nektar Therapeutics	5,502
163	*	Odyssey HealthCare, Inc	2,864
296		Option Care, Inc	3,546
185	*	Pediatrix Medical Group, Inc	8,380
334	*	Psychiatric Solutions, Inc	9,571
304	*	RehabCare Group, Inc	5,284
301	*	Sierra Health Services, Inc	13,554
337	*	Sunrise Senior Living, Inc	9,318
200	*	Symbion, Inc	4,152
100	*	Triad Hospitals, Inc	3,958
292		Universal Health Services, Inc (Class B)	14,676
446	*	VistaCare, Inc (Class A)	5,397
2,112	*	WellPoint, Inc	153,690

		TOTAL HEALTH SERVICES	395,685

HOLDING AND OTHER INVESTMENT OFFICES - 2.68%
1,640		Allied Capital Corp	47,183
300		AMB Property Corp	15,165
800		Anworth Mortgage Asset Corp	6,640
917		Archstone-Smith Trust	46,648
100		AvalonBay Communities, Inc	11,062
300		Boston Properties, Inc	27,120
500		Crescent Real Estate Equities Co	9,280
500		Developers Diversified Realty Corp	26,090
902		Duke Realty Corp	31,705
3,646		Equity Office Properties Trust	133,115
1,718		Equity Residential	76,846
400		General Growth Properties, Inc	18,024
400		Harris & Harris Group, Inc	4,416
300		Health Care Property Investors, Inc	8,022
1,300		Host Marriott Corp	28,431
700		HRPT Properties Trust	8,092
800		iStar Financial, Inc	30,200
1,200		Kimco Realty Corp	43,788
300		Liberty Property Trust	13,260
2,000		Luminent Mortgage Capital, Inc	18,520
400		New Plan Excel Realty Trust	9,876
250		NTL, Inc	6,225
1,000		Prologis	52,120
600		Public Storage, Inc	45,540
1,000		Simon Property Group, Inc	82,940
600		Vornado Realty Trust	58,530
489		Weingarten Realty Investors	18,719

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	877,557

HOTELS AND OTHER LODGING PLACES - 0.35%
800		Choice Hotels International, Inc	48,480
500	*	Gaylord Entertainment Co	21,820
1,201	*	Great Wolf Resorts, Inc	14,424
1,200	*	Lodgian, Inc	17,100
200		Marcus Corp	4,176

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

342	*	Morgans Hotel Group Co	$5,321
261	*	Outdoor Channel Holdings, Inc	2,694

		TOTAL HOTELS AND OTHER LODGING PLACES	114,015

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.31%
4,066		3M Co	328,411
300	*	AGCO Corp	7,896
900		American Standard Cos, Inc	38,943
2,142	*	Apple Computer, Inc	122,351
5,600		Applied Materials, Inc	91,168
699	*	Axcelis Technologies, Inc	4,124
400		Black & Decker Corp	33,784
200		Briggs & Stratton Corp	6,222
400	*	Cameron International Corp	19,108
100		CDW Corp	5,465
334		Cummins, Inc	40,832
1,500		Deere & Co	125,235
6,700	*	Dell, Inc	163,547
6,841	*	EMC Corp	75,046
138	*	Emulex Corp	2,245
241	*	Entegris, Inc	2,297
300	*	FMC Technologies, Inc	20,238
283		Graco, Inc	13,012
690	*	Grant Prideco, Inc	30,877
8,619		Hewlett-Packard Co	273,050
5,600		International Business Machines Corp	430,192
124	*	Intevac, Inc	2,688
104	*	Komag, Inc	4,803
74	*	Lam Research Corp	3,450
300	*	Lexmark International, Inc	16,749
258		Manitowoc Co, Inc	11,481
292		Modine Manufacturing Co	6,821
400		Nordson Corp	19,672
300		Pall Corp	8,400
208	*	ProQuest Co	2,556
71	*	Rackable Systems, Inc	2,804
508	*	Semitool, Inc	4,582
988		Smith International, Inc	43,936
3,788	*	Solectron Corp	12,955
200		SPX Corp	11,190
600		Stanley Works	28,332
500		Tennant Co	25,140
83	*	TurboChef Technologies, Inc	923
170	*	Ultratech, Inc	2,676
400	*	Varian Medical Systems, Inc	18,940

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,062,141

INSTRUMENTS AND RELATED PRODUCTS - 5.09%
177	*	Advanced Medical Optics, Inc	8,974
100	*	Affymetrix, Inc	2,560
400		Bard (C.R.), Inc	29,304
283		Bausch & Lomb, Inc	13,878
3,100		Baxter International, Inc	113,956
200		Beckman Coulter, Inc	11,110
1,300		Becton Dickinson & Co	79,469
1,100		Biomet, Inc	34,419
4,335	*	Boston Scientific Corp	73,001
200	*	Bruker BioSciences Corp	1,072
365	*	Cepheid, Inc	3,544
1,075	*	Credence Systems Corp	3,763
300		Dentsply International, Inc	18,180
760	*	Depomed, Inc	4,461
256	*	Fisher Scientific International, Inc	18,701

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

104	*	Formfactor, Inc	$4,642
77	*	Hologic, Inc	3,801
564	*	Input/Output, Inc	5,330
90	*	Intuitive Surgical, Inc	10,617
361	*	Ixia	3,249
11,036		Johnson & Johnson	661,277
500		Kla-Tencor Corp	20,785
598	*	LTX Corp	4,192
4,566		Medtronic, Inc	214,237
200	*	Millipore Corp	12,598
71	*	MKS Instruments, Inc	1,428
200		Movado Group, Inc	4,590
1,200		Pitney Bowes, Inc	49,560
178		Roper Industries, Inc	8,322
1,400	*	St. Jude Medical, Inc	45,388
1,400		Stryker Corp	58,954
300		Tektronix, Inc	8,826
700	*	Thermo Electron Corp	25,368
300	*	TriPath Imaging, Inc	1,986
300	*	Waters Corp	13,320
2,673	*	Xerox Corp	37,181
900	*	Zimmer Holdings, Inc	51,048

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,663,091

INSURANCE AGENTS, BROKERS AND SERVICE - 0.51%
200		Brown & Brown, Inc	5,844
309		Clark, Inc	4,079
1,000		Crawford & Co (Class B)	7,180
1,749		Hartford Financial Services Group, Inc	147,965

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	165,068

INSURANCE CARRIERS - 4.59%
1,964		Aetna, Inc	78,423
3,100		Aflac, Inc	143,685
87	*	Alleghany Corp	24,043
700		Ambac Financial Group, Inc	56,770
400		American Financial Group, Inc	17,160
320	*	AMERIGROUP Corp	9,933
413		Assurant, Inc	19,989
263	*	Centene Corp	6,188
2,800		Chubb Corp	139,720
2,061		Cincinnati Financial Corp	96,888
100		Erie Indemnity Co (Class A)	5,200
150		Hanover Insurance Group, Inc	7,119
400		HCC Insurance Holdings, Inc	11,776
183	*	HealthExtras, Inc	5,530
2,018		Lincoln National Corp	113,896
700		MBIA, Inc	40,985
200		Mercury General Corp	11,274
300		MGIC Investment Corp	19,500
177	*	Molina Healthcare, Inc	6,735
300		Nationwide Financial Services, Inc (Class A)	13,224
468		Phoenix Cos, Inc	6,589
100	*	PMA Capital Corp (Class A)	1,030
200		PMI Group, Inc	8,916
1,800		Principal Financial Group	100,170
3,600		Progressive Corp	92,556
300		Protective Life Corp	13,986
2,550		Prudential Financial, Inc	198,135
100		Radian Group, Inc	6,178
1,000		Safeco Corp	56,350
3,716		St. Paul Travelers Cos, Inc	165,659
234	*	WellCare Health Plans, Inc	11,478
300		W.R. Berkley Corp	10,239

		TOTAL INSURANCE CARRIERS	1,499,324

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

LEATHER AND LEATHER PRODUCTS - 0.08%
904	*	Coach, Inc	$27,030

		TOTAL LEATHER AND LEATHER PRODUCTS	27,030

LUMBER AND WOOD PRODUCTS - 0.01%
400	*	Champion Enterprises, Inc	4,416

		TOTAL LUMBER AND WOOD PRODUCTS	4,416

METAL MINING - 0.09%
1,000		Royal Gold, Inc	27,820

		TOTAL METAL MINING	27,820

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.13%
200		Callaway Golf Co	2,598
271	*	K2, Inc	2,965
2,242		Mattel, Inc	37,015

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	42,578

MISCELLANEOUS RETAIL - 1.33%
886	*	Amazon.com, Inc	34,270
3,000		CVS Corp	92,100
188	*	GSI Commerce, Inc	2,544
200		Michaels Stores, Inc	8,248
700	*	Office Depot, Inc	26,600
200		Petsmart, Inc	5,120
16	*	Priceline.com, Inc	478
2,460		Staples, Inc	59,827
300		Tiffany & Co	9,906
3,700		Walgreen Co	165,908
646		World Fuel Services Corp	29,516

		TOTAL MISCELLANEOUS RETAIL	434,517

MOTION PICTURES - 1.89%
97	*	Avid Technology, Inc	3,233
1,119	*	Discovery Holding Co (Class A)	16,371
200		Regal Entertainment Group (Class A)	4,064
18,864		Time Warner, Inc	326,347
8,927		Walt Disney Co	267,810

		TOTAL MOTION PICTURES	617,825

NONDEPOSITORY INSTITUTIONS - 3.04%
174	*	Accredited Home Lenders Holding Co	8,319
200		Advanta Corp (Class A)	6,558
1,099		American Capital Strategies Ltd	36,794
5,653		American Express Co	300,853
300	*	AmeriCredit Corp	8,376
112		Asta Funding, Inc	4,194
1,250		Capital One Financial Corp	106,812
500		CapitalSource, Inc	11,730
1,123		CIT Group, Inc	58,722
138	*	CompuCredit Corp	5,305
2,300		Countrywide Financial Corp	87,584
115	*	Credit Acceptance Corp	3,121
800		Doral Financial Corp	5,128
101		Federal Agricultural Mortgage Corp (Class C)	2,798
100		First Marblehead Corp	5,694
3,400		Freddie Mac	193,834
900		MCG Capital Corp	14,310
495		Medallion Financial Corp	6,415
202	*	Nelnet, Inc	8,191

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,200		SLM Corp	$116,424
105	*	World Acceptance Corp	3,730

		TOTAL NONDEPOSITORY INSTITUTIONS	994,892

NONMETALLIC MINERALS, EXCEPT FUELS - 0.27%
900		AMCOL International Corp	23,715
200		Florida Rock Industries, Inc	9,934
700		Vulcan Materials Co	54,600

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	88,249

OIL AND GAS EXTRACTION - 4.95%
4,212		Anadarko Petroleum Corp	200,870
2,702		Apache Corp	184,412
177	*	Atlas America, Inc	7,931
530		Baker Hughes, Inc	43,381
400		Berry Petroleum Co (Class A)	13,260
500		Cabot Oil & Gas Corp (Class A)	24,500
600	*	Callon Petroleum Co	11,604
400	*	Cheniere Energy, Inc	15,600
1,491		Chesapeake Energy Corp	45,103
615		Cimarex Energy Co	26,445
300	*	Delta Petroleum Corp	5,139
1,200	*	Denbury Resources, Inc	38,004
2,934		Devon Energy Corp	177,243
400	*	Edge Petroleum Corp	7,992
300	*	Encore Acquisition Co	8,049
500	*	Energy Partners Ltd	9,475
800		ENSCO International, Inc	36,816
1,900		Equitable Resources, Inc	63,650
399	*	Forest Oil Corp	13,231
900	*	Global Industries Ltd	15,030
1,800	*	Grey Wolf, Inc	13,860
400	*	Helix Energy Solutions Group, Inc	16,144
404		Helmerich & Payne, Inc	24,345
118	*	Houston Exploration Co	7,220
500	*	KCS Energy, Inc	14,850
1,100	*	Meridian Resource Corp	3,850
683	*	National Oilwell Varco, Inc	43,248
600	*	Newfield Exploration Co	29,364
1,554		Noble Energy, Inc	72,820
929	*	PetroHawk Energy Corp	11,705
200	*	Petroleum Development Corp	7,540
1,009		Pioneer Natural Resources Co	46,828
529	*	Plains Exploration & Production Co	21,446
500		Pogo Producing Co	23,050
1,100	*	Pride International, Inc	34,353
400	*	Quicksilver Resources, Inc	14,724
600		Range Resources Corp	16,314
300	*	Remington Oil & Gas Corp	13,191
359		Rowan Cos, Inc	12,777
189	*	Southwestern Energy Co	5,889
500		St. Mary Land & Exploration Co	20,125
100	*	Stone Energy Corp	4,655
400	*	Swift Energy Co	17,172
500		Tidewater, Inc	24,600
104	*	Toreador Resources Corp	2,925
2,291	*	Transmontaigne, Inc	25,682
300	*	Unit Corp	17,067
500		W&T Offshore, Inc	19,445
300	*	Whiting Petroleum Corp	12,561
2,137		XTO Energy, Inc	94,605

		TOTAL OIL AND GAS EXTRACTION	1,620,090

PAPER AND ALLIED PRODUCTS - 0.97%
400		Bemis Co	12,248

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

400		Bowater, Inc	$9,100
1,496		International Paper Co	48,321
2,200		Kimberly-Clark Corp	135,740
1,800		MeadWestvaco Corp	50,274
300		Packaging Corp of America	6,606
1,000		Sonoco Products Co	31,650
500		Temple-Inland, Inc	21,435

		TOTAL PAPER AND ALLIED PRODUCTS	315,374

PETROLEUM AND COAL PRODUCTS - 1.48%
162		Alon USA Energy, Inc	5,098
1,476		EOG Resources, Inc	102,346
1,024		Frontier Oil Corp	33,178
148	*	Headwaters, Inc	3,783
959		Hess Corp	50,683
253		Holly Corp	12,194
867		Murphy Oil Corp	48,431
900		Sunoco, Inc	62,361
2,400		Valero Energy Corp	159,648
323		Western Refining, Inc	6,970

		TOTAL PETROLEUM AND COAL PRODUCTS	484,692

PRIMARY METAL INDUSTRIES - 1.44%
400	*	Aleris International, Inc	18,340
213	*	Brush Engineered Materials, Inc	4,441
489	*	Century Aluminum Co	17,452
121	*	Chaparral Steel Co	8,714
177	*	CommScope, Inc	5,561
4,227	*	Corning, Inc	102,251
350		Gibraltar Industries, Inc	10,150
300		Hubbell, Inc (Class B)	14,295
300	*	Lone Star Technologies, Inc	16,206
200	*	Maverick Tube Corp	12,638
397		Mueller Industries, Inc	13,113
500	*	NS Group, Inc	27,540
1,786		Nucor Corp	96,891
139		Olympic Steel, Inc	4,919
150		Quanex Corp	6,461
259		Steel Dynamics, Inc	17,027
300		Steel Technologies, Inc	5,832
500		Tredegar Corp	7,910
528		United States Steel Corp	37,023
400	*	Wheeling-Pittsburgh Corp	7,956
1,705		Worthington Industries, Inc	35,720

		TOTAL PRIMARY METAL INDUSTRIES	470,440

PRINTING AND PUBLISHING - 0.94%
200		Dow Jones & Co, Inc	7,002
200	*	Dun & Bradstreet Corp	13,936
400		EW Scripps Co	17,256
2,186		McGraw-Hill Cos, Inc	109,803
522		New York Times Co (Class A)	12,810
72		R.H. Donnelley Corp	3,893
1,975		Tribune Co	64,049
100		Washington Post Co (Class B)	78,001

		TOTAL PRINTING AND PUBLISHING	306,750

RAILROAD TRANSPORTATION - 0.75%
897		CSX Corp	63,184
500	*	Kansas City Southern Industries, Inc	13,850
3,185		Norfolk Southern Corp	169,506

		TOTAL RAILROAD TRANSPORTATION	246,540

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 0.04%
480	*	CB Richard Ellis Group, Inc	$11,952
100		Stewart Enterprises, Inc (Class A)	575

		TOTAL REAL ESTATE	12,527

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.03%
200		Cooper Tire & Rubber Co	2,228
170		Sealed Air Corp	8,854

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	11,082

SECURITY AND COMMODITY BROKERS - 3.11%
300		A.G. Edwards, Inc	16,596
692		Ameriprise Financial, Inc	30,912
101	*	Cbot Holdings, Inc	12,079
4,100		Charles Schwab Corp	65,518
100		Chicago Mercantile Exchange Holdings, Inc	49,115
1,237	*	E*Trade Financial Corp	28,228
200		Eaton Vance Corp	4,992
300		Federated Investors, Inc (Class B)	9,450
1,300		Franklin Resources, Inc	112,853
1,610		Goldman Sachs Group, Inc	242,192
137		International Securities Exchange, Inc	5,216
500		Janus Capital Group, Inc	8,950
90		Jefferies Group, Inc	2,667
300		Legg Mason, Inc	29,856
4,336		Merrill Lynch & Co, Inc	301,612
188	*	Nasdaq Stock Market, Inc	5,621
436	*	NYSE Group, Inc	29,857
300		SEI Investments Co	14,664
1,200		T Rowe Price Group, Inc	45,372

		TOTAL SECURITY AND COMMODITY BROKERS	1,015,750

SOCIAL SERVICES - 0.01%
249	*	Capital Senior Living Corp	2,560

		TOTAL SOCIAL SERVICES	2,560

SPECIAL TRADE CONTRACTORS - 0.04%
75		Chemed Corp	4,090
518	*	Quanta Services, Inc	8,977

		TOTAL SPECIAL TRADE CONTRACTORS	13,067

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
100		Apogee Enterprises, Inc	1,470
51	*	Cabot Microelectronics Corp	1,546
150		CARBO Ceramics, Inc	7,369
54		Eagle Materials, Inc	2,565
400		Gentex Corp	5,600

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	18,550

TEXTILE MILL PRODUCTS - 0.02%
200		Oxford Industries, Inc	7,882

		TOTAL TEXTILE MILL PRODUCTS	7,882

TRANSPORTATION BY AIR - 0.71%
101	*	Air Methods Corp	2,644
200	*	Airtran Holdings, Inc	2,972
185	*	Alaska Air Group, Inc	7,293
700	*	Continental Airlines, Inc (Class B)	20,860
1,034	*	ExpressJet Holdings, Inc	7,145
1,038		FedEx Corp	121,301
321	*	Frontier Airlines Holdings, Inc	2,314

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

225	*	JetBlue Airways Corp	$2,731
390	*	Mesa Air Group, Inc	3,841
267		Skywest, Inc	6,622
3,389		Southwest Airlines Co	55,478

		TOTAL TRANSPORTATION BY AIR	233,201

TRANSPORTATION EQUIPMENT - 1.08%
200		American Axle & Manufacturing Holdings, Inc	3,422
400		ArvinMeritor, Inc	6,876
800		Autoliv, Inc	45,256
1,100	*	Aviall, Inc	52,272
558		Brunswick Corp	18,553
1,400		Genuine Parts Co	58,324
1,329		Harley-Davidson, Inc	72,949
230		Harsco Corp	17,931
400		JLG Industries, Inc	9,000
58		Martin Marietta Materials, Inc	5,287
282	*	Navistar International Corp	6,940
200		Superior Industries International, Inc	3,658
800	*	Tenneco, Inc	20,800
400	*	TRW Automotive Holdings Corp	10,912
1,400	*	Visteon Corp	10,094
300		Westinghouse Air Brake Technologies Corp	11,220

		TOTAL TRANSPORTATION EQUIPMENT	353,494

TRANSPORTATION SERVICES - 0.05%
139		Expeditors International Washington, Inc	7,785
421		Sabre Holdings Corp	9,262

		TOTAL TRANSPORTATION SERVICES	17,047

TRUCKING AND WAREHOUSING - 0.77%
3,044		United Parcel Service, Inc (Class B)	250,613

		TOTAL TRUCKING AND WAREHOUSING	250,613

WATER TRANSPORTATION - 0.06%
400	*	Gulfmark Offshore, Inc	10,332
300	*	Hornbeck Offshore Services, Inc	10,656

		TOTAL WATER TRANSPORTATION	20,988

WHOLESALE TRADE-DURABLE GOODS - 0.62%
600		Adesa, Inc	13,344
800		Barnes Group, Inc	15,960
100		BorgWarner, Inc	6,510
400		Castle (A.M.) & Co	12,900
100	*	Cytyc Corp	2,536
200		IKON Office Solutions, Inc	2,520
104	*	MWI Veterinary Supply, Inc	3,789
300		Omnicare, Inc	14,226
400	*	Patterson Cos, Inc	13,972
450		Reliance Steel & Aluminum Co	37,328
1,005		Ryerson Tull, Inc	27,135
600		W.W. Grainger, Inc	45,138
109	*	WESCO International, Inc	7,521

		TOTAL WHOLESALE TRADE-DURABLE GOODS	202,879

WHOLESALE TRADE-NONDURABLE GOODS - 0.78%
623	*	Akorn, Inc	2,480
600	*	Allscripts Healthcare Solutions, Inc	10,530
500	*	Endo Pharmaceuticals Holdings, Inc	16,490
1,200		Nike, Inc (Class B)	97,200
1,808		Safeway, Inc	47,008
200		Stride Rite Corp	2,638
2,576		Sysco Corp	78,723

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	$255,069

	TOTAL COMMON STOCKS (Cost $32,087,367)	32,575,751

	TOTAL PORTFOLIO - 99.62% (Cost $32,087,367)	32,575,751
	OTHER ASSETS & LIABILITIES, NET - 0.38%	124,785

	NET ASSETS - 100.00%	$32,700,536

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.18%
HOLDING AND OTHER INVESTMENT OFFICES - 95.97%
9,700	*	Affordable Residential Communities	$104,275
9,280		Alexandria Real Estate Equities, Inc	822,950
14,400		AMB Property Corp	727,920
11,500		Apartment Investment & Management Co (Class A)	499,675
50,500		Archstone-Smith Trust	2,568,935
5,000		Ashford Hospitality Trust, Inc	63,100
17,000		AvalonBay Communities, Inc	1,880,540
52,000		BioMed Realty Trust, Inc	1,556,880
22,500		BNP Residential Properties, Inc	383,625
45,500		Boston Properties, Inc	4,113,200
13,500		BRE Properties, Inc (Class A)	742,500
14,900		CBL & Associates Properties, Inc	580,057
25,000	f,v	CBRE Realty Finance, Inc	375,000
10,000		Cedar Shopping Centers, Inc	147,200
68,177		Cogdell Spencer, Inc	1,330,133
14,000		Columbia Equity Trust, Inc	215,040
50,750		Corporate Office Properties Trust	2,135,560
15,000	f,v	Crystal River Capital, Inc	375,000
25,000	f,v*	Deerfield Triarc Capital Corp	324,500
19,000		Developers Diversified Realty Corp	991,420
25,000	f,v	DiamondRock Hospitality Co	370,250
10,400		Digital Realty Trust, Inc	256,776
20,375		EastGroup Properties, Inc	951,105
64,900		Education Realty Trust, Inc	1,080,585
43,560		Equity Office Properties Trust	1,590,376
6,000		Equity One, Inc	125,400
83,600		Equity Residential	3,739,428
7,000		Essex Property Trust, Inc	781,620
60,000		Extra Space Storage, Inc	974,400
18,000		Federal Realty Investment Trust	1,260,000
56,000		Feldman Mall Properties, Inc	613,760
23,000		First Potomac Realty Trust	685,170
46,000		General Growth Properties, Inc	2,072,760
44,000		Glenborough Realty Trust, Inc	947,760
9,057		GMH Communities Trust	119,371
20,000	f,v*	GSC Capital Corp	500,000
55,607		Hersha Hospitality Trust	516,589
23,000		Highland Hospitality Corp	323,840
20,000		Highwoods Properties, Inc	723,600
98,404		Host Marriott Corp	2,152,095
30,123		iShares Cohen & Steers Realty Majors Index Fund	2,522,500
30,918		iShares Dow Jones US Real Estate Index Fund	2,202,908
20,400		Kilroy Realty Corp	1,473,900
53,300		Kimco Realty Corp	1,944,917
14,413		Kite Realty Group Trust	224,699
12,400		KKR Financial Corp	258,044
7,700		LaSalle Hotel Properties	356,510
9,500		Lexington Corporate Properties Trust	205,200
7,500		Liberty Property Trust	331,500
15,000		LTC Properties, Inc	335,250
31,000		Macerich Co	2,176,200
45,000		Medical Properties Trust, Inc	496,800
12,700		Mills Corp	339,725
35,500		Mission West Properties, Inc	393,340
64,529		Monmouth REIT (Class A)	520,104

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
12,000		New Plan Excel Realty Trust	$296,280
10,500		Pan Pacific Retail Properties, Inc	728,385
30,000	f,v*	People’s Choice Financial Corp	300,000
64,500		Prologis	3,361,740
30,400		Public Storage, Inc	2,307,360
28,400		Reckson Associates Realty Corp	1,175,192
14,700		Regency Centers Corp	913,605
5,800		Shurgard Storage Centers, Inc (Class A)	362,500
51,900		Simon Property Group, Inc	4,304,586
17,100		SL Green Realty Corp	1,871,937
30,000		Strategic Hotel Capital, Inc	622,200
9,500		Taubman Centers, Inc	388,550
45,000		Trizec Properties, Inc	1,288,800
32,300		United Dominion Realty Trust, Inc	904,723
12,900		U-Store-It Trust	243,294
48,500		Vornado Realty Trust	4,731,175
5,500		Washington Real Estate Investment Trust	201,850
20,900		Weingarten Realty Investors	800,052

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	78,306,221

HOTELS AND OTHER LODGING PLACES - 0.61%
8,200		Starwood Hotels & Resorts Worldwide, Inc	494,788

		TOTAL HOTELS AND OTHER LODGING PLACES	494,788

REAL ESTATE - 2.60%
40,000	f,v	Asset Capital Corp, Inc	340,000
55,500	*	Brookfield Properties Corp	1,785,435

		TOTAL REAL ESTATE	2,125,435

		TOTAL COMMON STOCKS (Cost $72,090,334)	80,926,444

		TOTAL PORTFOLIO - 99.18% (Cost $72,090,334)	80,926,444
		OTHER ASSETS & LIABILITIES, NET - 0.82%	671,227

		NET ASSETS - 100.00%	$81,597,671

*	Non-income producing

f	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transaction exempt from registration to qualified institutional buyers.
At June 30, 2006 the value of these securities amounted to $2,584,750 or 3.17% of net assets.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

Restricted securities held by the Fund are as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE
Asset Capital Corp, Inc	06/23/05	$340,000	$340,000
CBRE Realty Finance, Inc	06/02/05	375,000	375,000
Crystal River Capital, Inc	03/09/05	375,000	375,000
GSC Capital Corp	06/24/05	500,000	500,000
People’s Choice Financial Corp	12/21/04	300,000	300,000

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2006

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING +	VALUE

BONDS - 98.40%

CORPORATE BONDS - 36.36%
ASSET BACKED - 15.07%
$400,000		Centex Home Equity Series 2004-C (Class AF5)	5.980%	06/25/34	Aaa	$381,582
55,529		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	55,335
500,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	479,123
250,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	245,014
490,829		CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2)	6.390	12/25/30	A2	488,320
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	03/01/30	Aaa	247,349
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	03/01/36	Aaa	245,563
500,000	v	Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	NR	500,000
350,000		Marriott Vacation Club Owner Trust Series 2006-1A (Class A)	5.737	04/20/28	Aaa	348,259
100,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	98,229
1,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	988,859
500,000	h,v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	499,951
2,119,999		TRAINS	5.940	01/25/07	A3	2,117,202
3,420,000		TRAINS	6.962	01/15/12	A3	3,556,458

		TOTAL ASSET BACKED				10,251,244

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
100,000		Home Depot, Inc	5.400	03/01/16	Aa3	95,865

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				95,865

CHEMICALS AND ALLIED PRODUCTS - 0.48%
150,000		Abbott Laboratories	5.600	05/15/11	Aa3	149,114
100,000		Genentech, Inc	5.250	07/15/35	A1	86,130
100,000		Lubrizol Corp	5.500	10/01/14	Baa3	93,751

		TOTAL CHEMICALS AND ALLIED PRODUCTS				328,995

COMMUNICATIONS - 1.92%
100,000		AT&T, Inc	6.150	09/15/34	A2	91,809
100,000		BellSouth Corp	6.875	10/15/31	A2	99,146
100,000		Comcast Corp	6.500	11/15/35	Baa2	94,433
100,000		COX Communications, Inc	5.450	12/15/14	Baa3	92,705
100,000		Deutsche Telekom International Finance BV	8.250	06/15/30	Aa2	115,500
100,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa2	121,958
100,000		Sprint Capital Corp	8.750	03/15/32	Baa3	120,911
100,000		Telecom Italia Capital S.A.	6.375	11/15/33	Baa2	90,228
100,000		Verizon Global Funding Corp	7.375	09/01/12	A2	106,363
100,000		Verizon Global Funding Corp	5.850	09/15/35	A3	86,579
200,000		Viacom, Inc	5.750	04/30/11	Baa3	196,516
100,000		Vodafone Group plc	6.250	11/30/32	A3	92,529

		TOTAL COMMUNICATIONS				1,308,677

DEPOSITORY INSTITUTIONS - 2.45%
100,000		Bank of America Corp	5.375	06/15/14	Aa2	96,896

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING +	VALUE

100,000		Bank of America NA	6.000%	06/15/16	Aa2	$100,310
100,000		Bank One Corp	5.900	11/15/11	A1	100,317
225,000		Citigroup, Inc	5.125	05/05/14	Aa1	214,314
200,000		Citigroup, Inc	5.875	02/22/33	Aa2	186,013
250,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	239,031
100,000		MBNA America Bank NA	4.625	08/03/09	Baa1	97,098
150,000		Union Bank of California NA	5.950	05/11/16	A2	148,137
100,000	h	US Bank NA	5.700	12/15/08	Aa2	99,990
100,000		Wachovia Capital Trust III	5.800	12/30/49	A2	97,040
100,000		Wachovia Corp	5.250	08/01/14	A1	95,071
100,000		Washington Mutual Bank	4.500	08/25/08	A2	97,493
100,000		Wells Fargo & Co	4.950	10/16/13	Aa2	94,549

		TOTAL DEPOSITORY INSTITUTIONS				1,666,259

ELECTRIC, GAS, AND SANITARY SERVICES - 0.91%
100,000		Atmos Energy Corp	4.000	10/15/09	Baa3	95,074
100,000		Consolidated Edison Co of New York	5.375	12/15/15	A1	95,895
100,000		FirstEnergy Corp	6.450	11/15/11	Baa2	101,808
100,000		Florida Power & Light Co	4.850	02/01/13	Aa3	94,918
50,000		Northern States Power Co	6.250	06/01/36	A2	49,621
100,000		Southern California Edison Co	5.350	07/15/35	A3	86,624
100,000		Virginia Electric and Power Co	4.750	03/01/13	A3	92,747

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				616,687

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.15%
100,000		Cisco Systems, Inc	5.250	02/22/11	A1	98,105

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				98,105

FOOD AND KINDRED PRODUCTS - 0.13%
100,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	90,933

		TOTAL FOOD AND KINDRED PRODUCTS				90,933

GENERAL BUILDING CONTRACTORS - 0.27%
100,000		Centex Corp	5.250	06/15/15	Baa2	89,303
50,000		KB Home	6.250	06/15/15	Ba1	44,457
50,000		Lennar Corp	6.500	04/15/16	Baa2	48,345

		TOTAL GENERAL BUILDING CONTRACTORS				182,105

GENERAL MERCHANDISE STORES - 0.45%
220,000		Sears Roebuck Acceptance	6.750	08/15/11	A3	214,325
100,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	94,065

		TOTAL GENERAL MERCHANDISE STORES				308,390

HEALTH SERVICES - 0.14%
100,000		Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	95,596

		TOTAL HEALTH SERVICES				95,596

HOLDING AND OTHER INVESTMENT OFFICES - 0.14%
100,000		iStar Financial, Inc	5.700	03/01/14	Ba1	96,410

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				96,410

INSTRUMENTS AND RELATED PRODUCTS - 0.14%
100,000		Medtronic, Inc	4.750	09/15/15	A1	91,657

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING +	VALUE

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				$91,657

INSURANCE CARRIERS - 0.55%
100,000		American International Group, Inc	5.050%	10/01/15	NR	93,197
100,000		Metlife, Inc	5.000	06/15/15	A2	92,568
100,000		Travelers Property Casualty Corp	6.375	03/15/33	A2	94,481
100,000		WellPoint, Inc	5.000	01/15/11	Baa1	96,502

		TOTAL INSURANCE CARRIERS				376,748

METAL MINING - 0.27%
100,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	92,126
100,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	91,387

		TOTAL METAL MINING				183,513

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
100,000	g	Controladora Mabe SA CV	6.500	12/15/15	NR	95,990

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				95,990

MOTION PICTURES - 0.28%
100,000		News America, Inc	5.300	12/15/14	Baa3	94,909
100,000		Historic TW, Inc	6.625	05/15/29	Baa1	96,449

		TOTAL MOTION PICTURES				191,358

NONDEPOSITORY INSTITUTIONS - 2.79%
200,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	188,819
148,000		Ford Motor Credit Co	9.750	09/15/10	Ba2	144,209
500,000		General Electric Capital Corp	6.000	06/15/12	Aaa	505,499
100,000		HSBC Finance Corp	5.250	01/14/11	Aa3	97,681
250,000		HSBC Finance Corp	5.700	06/01/11	Aa3	248,311
200,000		HSBC Finance Corp	5.500	01/19/16	A1	190,730
100,000		John Deere Capital Corp	7.000	03/15/12	A3	105,210
100,000		MBNA Corp	6.125	03/01/13	Aa2	101,334
100,000		Residential Capital Corp	6.125	11/21/08	Baa3	98,670
125,000		Residential Capital Corp	6.500	04/17/13	Baa3	122,384
100,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	94,459

		TOTAL NONDEPOSITORY INSTITUTIONS				1,897,306

OIL AND GAS EXTRACTION - 0.66%
100,000		Baker Hughes, Inc	6.875	01/15/29	A2	107,170
50,000		BJ Services Co	5.750	06/01/11	Baa1	49,517
100,000		Burlington Resources Finance Co	7.200	08/15/31	A2	111,052
100,000		Petro-Canada	5.950	05/15/35	NR	91,701
100,000		XTO Energy, Inc	6.100	04/01/36	Baa3	90,796

		TOTAL OIL AND GAS EXTRACTION				450,236

OTHER MORTGAGE BACKED SECURITIES - 6.44%
25,000		Banc of America Commercial Mortgage, Inc Series 2005-6 (Class AJ)	5.354	09/10/47	Aaa	23,726
196,747		Banc of America Mortgage Securities Series 2006-1 (Class A8)	6.000	05/01/36	Aaa	196,120
590,494		Bank of America Alternative Loan Trust Series 2004-7 (Class 2A1)	6.000	08/25/34	Aaa	577,025
90,000		Bear Stearns Commercial Mortgage Securities Series 2005-PW10 (Class AJ)	5.614	12/11/40	Aaa	87,236
100,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW11 (Class A4)	5.625	03/11/39	NR	97,507

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING +	VALUE

150,000	Bear Stearns Commercial Mortgage Securities Series 2006-T22 (Class A4)	5.634%	04/12/38	Aaa	$146,682
50,000	Countrywide Alternative Loan Trust Series 2005-J8 (Class 1A5)	5.500	07/25/35	Aaa	46,896
282,262	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	276,534
100,000	Credit Suisse Mortgage Capital Certificates Series 2006-C1 (Class A4)	5.609	02/15/39	Aaa	97,574
50,000	Credit Suisse Mortgage Capital Certificates Series 2006-C2 (Class A3)	5.848	03/15/39	Aaa	49,382
150,122	First Horizon Asset Securities, Inc Series 2003-9 (Class 1A4)	5.500	11/25/33	NR	148,090
750,000	JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	734,627
500,000	Merrill Lynch Mortgage Trust Series 2004-BPC1 (Class AJ)	4.922	10/12/41	A	465,970
55,000	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	52,642
75,000	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.844	05/12/39	NR	74,228
75,000	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 (Class A4)	5.620	02/12/39	NR	73,020
200,000	Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	194,272
100,000	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.641	03/12/44	Aaa	97,035
50,000	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.779	10/15/42	NR	49,431
50,000	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	47,547
804,469	Wells Fargo Mortgage Backed Securities Trust Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	782,838
65,170	Wells Fargo Mortgage Backed Securities Trust Series 2005-5 (Class 1A1)	5.000	05/25/20	Aaa	62,013

	TOTAL OTHER MORTGAGE BACKED SECURITIES				4,380,395

PAPER AND ALLIED PRODUCTS - 0.14%
100,000	Bemis Co	4.875	04/01/12	Baa1	93,030

	TOTAL PAPER AND ALLIED PRODUCTS				93,030

PETROLEUM AND COAL PRODUCTS - 0.14%
100,000	ConocoPhillips	5.900	10/15/32	A1	95,923

	TOTAL PETROLEUM AND COAL PRODUCTS				95,923

PIPELINES, EXCEPT NATURAL GAS - 0.28%
100,000	Enterprise Products Operating Lp	4.000	10/15/07	Baa3	97,869
100,000	TransCanada Corp	5.850	03/15/36	A2	93,649

	TOTAL PIPELINES, EXCEPT NATURAL GAS				191,518

PRIMARY METAL INDUSTRIES - 0.14%
100,000	Alcan, Inc	5.000	06/01/15	NR	92,266

	TOTAL PRIMARY METAL INDUSTRIES				92,266

RAILROAD TRANSPORTATION - 0.07%
50,000	Canadian National Railway Co	6.200	06/01/36	A3	49,956

	TOTAL RAILROAD TRANSPORTATION				49,956

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING +	VALUE

SECURITY AND COMMODITY BROKERS - 1.42%
100,000		Credit Suisse First Boston USA, Inc	5.250%	03/02/11	Aa3	$97,615
100,000		Goldman Sachs Group Lp	4.500	06/15/10	Aa3	95,533
100,000		Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	96,050
100,000		Goldman Sachs Group, Inc	5.350	01/15/16	Aa3	94,368
100,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	95,586
100,000		Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	103,342
100,000		Lehman Brothers Holdings, Inc	5.500	04/04/16	A1	95,636
100,000		Merrill Lynch & Co, Inc	4.790	08/04/10	Aa3	96,508
100,000		Merrill Lynch & Co, Inc	6.050	05/16/16	A1	99,344
100,000		Morgan Stanley	4.750	04/01/14	A1	91,529

		TOTAL SECURITY AND COMMODITY BROKERS				965,511

TRANSPORTATION EQUIPMENT - 0.51%
100,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	101,804
100,000		Boeing Co	6.125	02/15/33	A2	100,767
100,000		General Dynamics Corp	3.000	05/15/08	A2	95,311
50,000		United Technologies Corp	6.050	06/01/36	A2	48,941

		TOTAL TRANSPORTATION EQUIPMENT				346,823

WHOLESALE TRADE-NONDURABLE GOODS - 0.14%
100,000		Procter & Gamble Co	4.950	08/15/14	Aa3	94,994

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				94,994

		TOTAL CORPORATE BONDS (Cost $25,755,888)				24,736,490

GOVERNMENT BONDS - 62.04%
AGENCY SECURITIES - 17.64%
493,335		Cal Dive International, Inc	4.930	02/01/27	NR	454,791
550,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	528,374
550,000		FFCB	4.125	04/15/09	NR	531,779
100,000		FFCB	5.375	07/18/11	Aaa	99,712
175,000		FFCB	4.875	12/16/15	NR	166,849
100,000		Federal Home Loan Mortgage Corp (FHLMC)	4.375	11/16/07	Aaa	98,545
100,000		FHLMC	4.625	02/21/08	Aaa	98,690
500,000		FHLMC	3.500	04/28/08	Aaa	483,047
250,000		FHLMC	5.250	05/21/09	NR	248,747
1,000,000		FHLMC	5.875	03/21/11	Aa2	1,009,523
300,000		FHLMC	5.250	07/18/11	NR	296,939
1,250,000		FHLMC	6.250	03/05/12	Aaa	1,251,730
575,000		FHLMC	8.250	06/01/16	NR	682,600
200,000		FHLMC	5.750	06/27/16	Aa2	199,495
250,000		Federal National Mortgage Association (FNMA)	4.750	01/02/07	Aa2	248,923
500,000		FNMA	5.210	03/16/09	Aaa	495,071
2,000,000		FNMA	5.800	06/07/11	Aaa	1,991,750
200,000		FNMA	4.125	01/30/12	Aaa	186,601
1,000,000		FNMA	5.250	08/01/12	Aa2	977,368
500,000		FNMA	2.000	08/17/12	Aaa	407,968
500,000		FNMA	6.470	09/25/12	Aaa	523,825
247,742		FNMA	6.500	04/01/36	NR	249,066
340,000		FNMA	6.210	08/06/38	Aaa	368,988
421,875		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	395,554

		TOTAL AGENCY SECURITIES				11,995,935

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING +	VALUE

FOREIGN GOVERNMENT BONDS - 4.84%
250,000		Canada Mortgage & Housing Corp	4.800%	10/01/10	Aaa	$244,363
100,000		China Development Bank	5.000	10/15/15	A2	93,372
100,000		Development Bank of Japan	4.250	06/09/15	Aaa	90,549
200,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	185,652
150,000		Eksportfinans A/S	5.500	05/25/16	Aaa	148,544
100,000		European Investment Bank	4.875	02/15/36	Aaa	88,719
250,000		Federal Republic of Germany	3.875	06/01/10	Aaa	238,170
100,000		Kreditanstalt fuer Wiederaufbau	5.125	03/14/16	Aaa	97,066
100,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	98,949
100,000		Mexico Government International Bond	5.625	01/15/17	Baa1	93,632
100,000		Mexico Government International Bond	6.750	09/27/34	Baa1	97,250
1,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	967,209
100,000		Province of Ontario	4.750	01/19/16	Aa2	93,857
200,000		Province of Quebec Canada	5.000	03/01/16	A1	189,427
500,000		Province of Saskatchewan Canada	8.000	02/01/13	A3	566,799

		TOTAL FOREIGN GOVERNMENT BONDS				3,293,558

MORTGAGE BACKED SECURITIES - 30.83%
61,144		Federal Home Loan Mortgage Corp (FHLMC)	5.500	09/15/32		57,557
529,023		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		509,967
501,075		FGLMC	5.000	07/01/33		470,210
373,759		FGLMC	5.000	11/01/33		350,737
689,323		FGLMC	6.000	11/01/33		680,767
99,913		FGLMC	6.500	05/01/36		100,509
460,129		Federal National Mortgage Association (FNMA)	6.341	12/01/08		460,674
46,754		FNMA	5.000	06/01/13		45,468
150,000		FNMA	4.000	02/25/19		130,254
1,893,147		FNMA	4.560	01/01/15		1,767,007
369,567		FNMA	6.000	02/01/18		371,028
180,450		FNMA	5.500	04/01/18		177,391
132,328		FNMA	5.500	05/01/18		130,085
210,838		FNMA	4.500	03/01/19		199,540
464,197		FNMA	5.500	07/01/20		456,025
329,456		FNMA	4.500	12/01/20		311,415
312,052		FNMA	5.500	02/01/24		303,812
723,205		FNMA	5.500	07/01/24		702,987
26,547		FNMA	5.500	09/01/24		25,805
290,997		FNMA	5.500	07/01/33		280,726
1,019,804		FNMA	5.500	07/01/33		983,805
642,970		FNMA	5.500	07/01/33		620,273
393,247		FNMA	4.500	08/01/33		358,327
490,575		FNMA	4.500	09/01/33		447,137
742,839		FNMA	6.000	10/01/33		733,414
360,570		FNMA	5.000	11/01/33		338,685
1,907,263		FNMA	5.500	11/01/33		1,839,937
797,611		FNMA	5.000	03/01/34		749,197
1,431,757		FNMA	5.000	03/01/34		1,344,851
374,444		FNMA	4.350	03/25/34		355,517
230,566		FNMA	5.500	04/01/34		222,048
112,430		FNMA	6.500	02/01/35		113,089
1,464,009		FNMA	5.000	02/25/35		1,417,546
107,650		FNMA	7.500	06/01/35		111,314
172,378		FNMA	5.500	07/01/35		165,685
207,812		FNMA	7.500	07/01/35		214,884
125,209		FNMA	6.500	01/01/36		125,884
294,574		FNMA	7.000	01/01/36		300,116
286,667		FNMA	6.500	04/01/36		288,199
400,000	h	FNMA	6.000	06/01/36		393,762
513,093		Government National Mortgage Association (GNMA)	5.500	07/20/33		495,873

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING +	VALUE

98,468		GNMA	5.000%	03/15/34		$93,303
364,635		GNMA	5.000	06/15/34		345,509
1,400,000		GSR Mortgage Loan Trust Series 2005-6F (Class 4A3)	6.000	07/25/35		1,381,407

		TOTAL MORTGAGE BACKED SECURITIES				20,971,726

U.S. TREASURY SECURITIES - 8.73%
2,784,000		United States Treasury Bond	8.000	11/15/21		3,561,181
190,718	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/07		191,210
307,078	k	United States Treasury Inflation Indexed Bonds	3.875	01/15/09		318,065
750,000		United States Treasury Note	4.875	04/30/08		745,928
500,000		United States Treasury Note	2.625	05/15/08		477,455
100,000		United States Treasury Note	4.000	06/15/09		96,914
600,000		United States Treasury Note	3.625	05/15/13		548,922

		TOTAL U.S. TREASURY SECURITIES				5,939,675

		TOTAL GOVERNMENT BONDS (Cost $43,863,320)				42,200,894

		TOTAL BONDS (Cost $69,619,208)				66,937,384

SHORT-TERM INVESTMENTS - 2.01%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.01%
$1,370,000		Federal Home Loan Bank (FHLB)	4.950	07/03/06		1,370,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,369,629)				1,370,000

		TOTAL PORTFOLIO - 100.41% (Cost $70,988,837)				68,307,384
		OTHER ASSETS & LIABILITIES, NET - (0.41)%				(282,134)

		NET ASSETS - 100.00%				$68,025,250

+	As provided by Moody’s Investors Service (unaudited)

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2006, the value of these securities amounted to $289,181 or 0.43% of net assets.

h	These securities were purchased on a delayed delivery basis.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

v	Security valued at fair value.

ABBREVIATION:

NR - Not Rated

For ease of presentation,we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2006

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 97.23%
BANK NOTES - 2.85%
$1,285,000		Harris Trust and Savings Bank	0.517%	08/07/06	$1,285,000

		TOTAL BANK NOTES			1,285,000

CERTIFICATES OF DEPOSIT - 6.63%
700,000		American Express Centurion Bank	5.070	07/03/06	700,000
320,000		American Express Centurion Bank	5.020	07/20/06	320,002
965,000		Bank of Nova Scotia	5.420	09/26/06	965,000
1,000,000		Dexia Bank	5.070	07/17/06	1,000,007

		TOTAL CERTIFICATES OF DEPOSIT			2,985,009

COMMERICAL PAPER - 78.11%
1,300,000		Abbey National North America LLC	5.030	08/14/06	1,292,008
1,215,000		Barclays U.S. Funding Corp	5.350	09/05/06	1,203,193
950,000		Calyon	4.955	08/11/06	944,639
370,000	c	CC (USA), Inc	5.010	07/24/06	368,804
550,000	c	CC (USA), Inc	5.030	07/10/06	549,306
380,000	c	CC (USA), Inc	5.050	07/17/06	379,147
400,000	c	Ciesco Lp	5.040	07/13/06	399,328
400,000	c	Ciesco Lp	5.050	07/14/06	399,272
500,000	c	Ciesco Lp	5.320	09/19/06	494,089
725,000		Citigroup Funding, Inc	5.000	07/18/06	723,288
575,000		Citigroup Funding, Inc	5.100	08/24/06	570,601
1,285,000	c	Dorada Finance, Inc	5.220	09/14/06	1,271,026
825,000	c	Edison Asset Securitization, LLC	4.840	08/21/06	819,343
400,000	c	Edison Asset Securitization, LLC	5.050	08/08/06	397,868
600,000		General Electric Capital Corp	5.030	08/08/06	596,814
400,000	c	Govco, Inc	5.000	07/25/06	398,667
900,000	c	Govco, Inc	5.080	08/18/06	893,904
710,000	c	Harrier Finance Funding LLC	5.020	07/13/06	708,807
550,000	c	Harrier Finance Funding LLC	5.050	07/14/06	548,997
1,300,000		HSBC Finance Corp	5.400	11/27/06	1,270,945
500,000		ING Finance	5.100	08/25/06	496,104
950,000	c	Kitty Hawk Funding Corp	5.290	07/26/06	946,517
1,270,000	c	Links Finance LLC	5.370	09/22/06	1,254,306
1,060,000		Paccar Financial Corp	5.120	08/31/06	1,050,714
1,300,000	c	Park Avenue Receivables Corp	5.280	07/26/06	1,295,233
840,000	c	Pitney Bowes, Inc	5.240	07/06/06	839,390
411,000	c	Preferred Receivables Funding Corp	5.090	08/21/06	408,036
300,000	c	Private Export Funding Corp	4.660	07/06/06	299,800
300,000	c	Private Export Funding Corp	5.020	08/09/06	298,357
680,000	c	Private Export Funding Corp	5.140	09/06/06	673,495
1,300,000		Rabobank USA Finance Corp	4.580	07/05/06	1,299,240
560,000	c	Ranger Funding Co LLC	5.120	07/24/06	558,168
700,000	c	Ranger Funding Co LLC	5.300	08/11/06	695,775
400,000	c	Scaldis Capital LLC	4.920	09/12/06	396,009
665,000	c	Scaldis Capital LLC	5.420	12/18/06	647,980
530,000	c	Sedna Finance, Inc	5.170	08/30/06	525,433
875,000	c	Sheffield Receivables Corp	5.210	07/27/06	871,708

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

905,000		Shell International Finance B.V.	5.000%	07/31/06	$901,229
870,000	c	Sigma Finance, Inc	5.050	07/18/06	867,956
400,000	c	Sigma Finance, Inc	5.140	11/30/06	391,319
470,000		Societe Generale North America, Inc	4.980	07/07/06	469,610
500,000		Societe Generale North America, Inc	5.260	07/05/06	499,708
1,000,000		Swedish Export Credit Corp	5.120	08/03/06	995,307
525,000		Toronto-Dominion Holdings USA, Inc	4.800	10/27/06	516,740
750,000		Toronto-Dominion Holdings USA, Inc	5.130	08/10/06	745,725
990,000		Toyota Motor Credit Corp	5.100	08/24/06	982,427
215,000		UBS Finance, (Delaware), Inc	5.100	08/21/06	213,441
950,000	c	Variable Funding Capital Corp	5.140	07/27/06	946,473
869,000	c	Yorktown Capital, LLC	5.130	07/20/06	866,647

		TOTAL COMMERICAL PAPER			35,182,893

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 9.64%
144,000		Federal Farm Credit Bank (FFCB)	4.720	07/19/06	143,660
428,000		Federal Home Loan Bank (FHLB)	4.950	08/18/06	425,284
402,000		FHLB	4.975	07/21/06	400,889
225,000		FHLB	5.210	09/01/06	222,981
160,000		Federal Home Loan Mortgage Corp (FHLMC)	4.790	09/18/06	158,262
85,000		FHLMC	4.800	09/12/06	84,155
1,000,000		FHLMC	4.940	08/16/06	993,688
120,000		FHLMC	4.940	08/21/06	119,158
488,000		FHLMC	5.085	08/29/06	483,933
1,000,000		Federal National Mortgage Association (FNMA)	3.250	07/12/06	999,429
99,000		FNMA	5.000	07/12/06	98,850
216,000		FNMA	5.065	11/08/06	212,049

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			4,342,338

		SHORT-TERM INVESTMENTS (Cost $43,795,240)			43,795,240

		TOTAL PORTFOLIO - 97.23% (Cost $43,795,240)			43,795,240
		OTHER ASSETS & LIABILITIES, NET - 2.77%			1,247,586

		NET ASSETS - 100.00%			$45,042,826

c	Commerical Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Mangers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s first fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

12(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

12(b) Section 906 certification (EX-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: August 28, 2006	By:	/s/ Scott C. Evans
Scott C. Evans
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 28, 2006	By:	/s/ Scott C. Evans
Scott C. Evans
Executive Vice President
(principal executive officer)

Date: August 23, 2006	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT LIST

12(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

12(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

12(b) Section 906 certification (EX-99.906CERT)